AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 2, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026*

*This Form N-CSR pertains to each series of the registrant except Transamerica Stock Index, which has a fiscal year end of December 31.

Item 1:	Report(s) to Shareholders.

(a)

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class A

TWQAX

April 30, 2026

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class A

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class C

TWQCX

April 30, 2026

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class C

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class I

TWQIX

April 30, 2026

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class I

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class I2

TWQZX

April 30, 2026

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class I2

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class R6

TALCX

April 30, 2026

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class R6

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class A

TLACX

April 30, 2026

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class A

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class I3

TLATX

April 30, 2026

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$28	0.55%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class I3

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class I3

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class R

TLARX

April 30, 2026

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$53	1.05%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class R4

TLAFX

April 30, 2026

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$41	0.81%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R4

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class R6

TLASX

April 30, 2026

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R6

Semi-Annual Shareholder Report

Transamerica Large Growth

Class I3

TGWTX

April 30, 2026

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$34	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$343,806,156
Number of Portfolio Holdings	83
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	45.5%
Consumer Discretionary	14.5
Health Care	10.7
Communication Services	10.3
Financials	7.5
Industrials	5.6
Consumer Staples	0.9
Materials	0.5
Real Estate	0.4
Energy	0.1
Repurchase Agreements	4.4
Other Investment Company	1.9
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Growth

Class I3

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	6.6%
NVIDIA Corp.	6.3
Tesla, Inc.	5.2
Apple, Inc.	4.5
Alphabet, Inc., Class A	4.4
Royalty Pharma PLC, Class A	3.8
Broadcom, Inc.	3.4
Microsoft Corp.	3.2
Amazon.com, Inc.	3.2
AppLovin Corp., Class A	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class I3

Semi-Annual Shareholder Report

Transamerica Large Growth

Class R

TGWRX

April 30, 2026

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$57	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$343,806,156
Number of Portfolio Holdings	83
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	45.5%
Consumer Discretionary	14.5
Health Care	10.7
Communication Services	10.3
Financials	7.5
Industrials	5.6
Consumer Staples	0.9
Materials	0.5
Real Estate	0.4
Energy	0.1
Repurchase Agreements	4.4
Other Investment Company	1.9
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Growth

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	6.6%
NVIDIA Corp.	6.3
Tesla, Inc.	5.2
Apple, Inc.	4.5
Alphabet, Inc., Class A	4.4
Royalty Pharma PLC, Class A	3.8
Broadcom, Inc.	3.4
Microsoft Corp.	3.2
Amazon.com, Inc.	3.2
AppLovin Corp., Class A	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R

Semi-Annual Shareholder Report

Transamerica Large Growth

Class R4

TGWFX

April 30, 2026

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$343,806,156
Number of Portfolio Holdings	83
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	45.5%
Consumer Discretionary	14.5
Health Care	10.7
Communication Services	10.3
Financials	7.5
Industrials	5.6
Consumer Staples	0.9
Materials	0.5
Real Estate	0.4
Energy	0.1
Repurchase Agreements	4.4
Other Investment Company	1.9
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Growth

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	6.6%
NVIDIA Corp.	6.3
Tesla, Inc.	5.2
Apple, Inc.	4.5
Alphabet, Inc., Class A	4.4
Royalty Pharma PLC, Class A	3.8
Broadcom, Inc.	3.4
Microsoft Corp.	3.2
Amazon.com, Inc.	3.2
AppLovin Corp., Class A	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R4

Semi-Annual Shareholder Report

Transamerica Large Growth

Class R6

TAGDX

April 30, 2026

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$343,806,156
Number of Portfolio Holdings	83
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	45.5%
Consumer Discretionary	14.5
Health Care	10.7
Communication Services	10.3
Financials	7.5
Industrials	5.6
Consumer Staples	0.9
Materials	0.5
Real Estate	0.4
Energy	0.1
Repurchase Agreements	4.4
Other Investment Company	1.9
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Growth

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	6.6%
NVIDIA Corp.	6.3
Tesla, Inc.	5.2
Apple, Inc.	4.5
Alphabet, Inc., Class A	4.4
Royalty Pharma PLC, Class A	3.8
Broadcom, Inc.	3.4
Microsoft Corp.	3.2
Amazon.com, Inc.	3.2
AppLovin Corp., Class A	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R6

Semi-Annual Shareholder Report

Transamerica Large Value Opportunities

Class I3

TLOTX

April 30, 2026

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$27	0.52%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$226,728,972
Number of Portfolio Holdings	162
Portfolio Turnover Rate	56%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	18.9%
Communication Services	15.7
Information Technology	14.5
Industrials	12.2
Health Care	9.8
Consumer Staples	9.0
Energy	5.9
Consumer Discretionary	4.7
Utilities	3.8
Real Estate	2.3
Materials	1.5
Exchange-Traded Funds	1.4
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Value Opportunities

Class I3

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	4.4
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.3
Bank of America Corp.	2.1
Procter & Gamble Co.	1.8
Micron Technology, Inc.	1.8
PepsiCo, Inc.	1.6
Goldman Sachs Group, Inc.	1.6
McDonald's Corp.	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class I3

Semi-Annual Shareholder Report

Transamerica Large Value Opportunities

Class R

TLORX

April 30, 2026

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.00%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$226,728,972
Number of Portfolio Holdings	162
Portfolio Turnover Rate	56%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	18.9%
Communication Services	15.7
Information Technology	14.5
Industrials	12.2
Health Care	9.8
Consumer Staples	9.0
Energy	5.9
Consumer Discretionary	4.7
Utilities	3.8
Real Estate	2.3
Materials	1.5
Exchange-Traded Funds	1.4
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Value Opportunities

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	4.4
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.3
Bank of America Corp.	2.1
Procter & Gamble Co.	1.8
Micron Technology, Inc.	1.8
PepsiCo, Inc.	1.6
Goldman Sachs Group, Inc.	1.6
McDonald's Corp.	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class R

Semi-Annual Shareholder Report

Transamerica Large Value Opportunities

Class R4

TLOFX

April 30, 2026

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$39	0.75%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$226,728,972
Number of Portfolio Holdings	162
Portfolio Turnover Rate	56%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	18.9%
Communication Services	15.7
Information Technology	14.5
Industrials	12.2
Health Care	9.8
Consumer Staples	9.0
Energy	5.9
Consumer Discretionary	4.7
Utilities	3.8
Real Estate	2.3
Materials	1.5
Exchange-Traded Funds	1.4
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Value Opportunities

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	4.4
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.3
Bank of America Corp.	2.1
Procter & Gamble Co.	1.8
Micron Technology, Inc.	1.8
PepsiCo, Inc.	1.6
Goldman Sachs Group, Inc.	1.6
McDonald's Corp.	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class R4

Semi-Annual Shareholder Report

Transamerica Long Credit

Class A

TLCDX

April 30, 2026

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$157,396,999
Number of Portfolio Holdings	282
Portfolio Turnover Rate	18%
Average MaturityFootnote Reference§	23.16 years
DurationFootnote Reference†	11.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	86.7%
U.S. Government Obligations	5.0
Foreign Government Obligations	3.0
Asset-Backed Securities	2.4
Repurchase Agreements	1.1
Other Investment Company	0.7
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Long Credit

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	5.5%
AAA	2.6
AA	5.8
A	29.1
BBB	53.0
BB	1.7
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 08/17/2071	1.7%
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.4
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.0
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.0
Oracle Corp., 6.90%, 11/09/2052	1.0
Bank of America Corp. Fixed until 02/06/2036, 5.05%, 02/06/2037	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class A

Semi-Annual Shareholder Report

Transamerica Long Credit

Class I

TLCJX

April 30, 2026

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$157,396,999
Number of Portfolio Holdings	282
Portfolio Turnover Rate	18%
Average MaturityFootnote Reference§	23.16 years
DurationFootnote Reference†	11.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	86.7%
U.S. Government Obligations	5.0
Foreign Government Obligations	3.0
Asset-Backed Securities	2.4
Repurchase Agreements	1.1
Other Investment Company	0.7
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Long Credit

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	5.5%
AAA	2.6
AA	5.8
A	29.1
BBB	53.0
BB	1.7
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 08/17/2071	1.7%
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.4
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.0
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.0
Oracle Corp., 6.90%, 11/09/2052	1.0
Bank of America Corp. Fixed until 02/06/2036, 5.05%, 02/06/2037	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class I

Semi-Annual Shareholder Report

Transamerica Long Credit

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$157,396,999
Number of Portfolio Holdings	282
Portfolio Turnover Rate	18%
Average MaturityFootnote Reference§	23.16 years
DurationFootnote Reference†	11.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	86.7%
U.S. Government Obligations	5.0
Foreign Government Obligations	3.0
Asset-Backed Securities	2.4
Repurchase Agreements	1.1
Other Investment Company	0.7
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Long Credit

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	5.5%
AAA	2.6
AA	5.8
A	29.1
BBB	53.0
BB	1.7
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 08/17/2071	1.7%
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.4
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.0
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.0
Oracle Corp., 6.90%, 11/09/2052	1.0
Bank of America Corp. Fixed until 02/06/2036, 5.05%, 02/06/2037	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class I2

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class A

MCGAX

April 30, 2026

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class A

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class C

MGTCX

April 30, 2026

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class C

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class I

IMCGX

April 30, 2026

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I2

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class I3

TMITX

April 30, 2026

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class I3

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I3

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class R

TMIRX

April 30, 2026

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class R4

TMIFX

April 30, 2026

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R4

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class R6

TAGFX

April 30, 2026

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R6

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class A

MCVAX

April 30, 2026

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class A

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class C

MCVCX

April 30, 2026

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class C

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I

MVTIX

April 30, 2026

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I2

IAAEX

April 30, 2026

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I2

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I3

TOTTX

April 30, 2026

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I3

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I3

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R

TOTRX

April 30, 2026

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R4

TOTFX

April 30, 2026

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R4

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R6

MVTRX

April 30, 2026

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R6

Semi-Annual Shareholder Report

Transamerica Multi-Asset Income

Class A

TASHX

April 30, 2026

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$880,492,017
Number of Portfolio Holdings	195
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	58.4%
Corporate Debt Securities	37.1
Preferred Stocks	2.8
Other Investment Company	2.3
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Asset Income

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class C	4.9%
Broadcom, Inc.	2.4
Apple, Inc.	2.3
Microsoft Corp.	2.2
NVIDIA Corp.	1.9
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.9
International Business Machines Corp.	1.7
Amazon.com, Inc.	1.5
Arista Networks, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class A

Semi-Annual Shareholder Report

Transamerica Multi-Asset Income

Class C

TCSHX

April 30, 2026

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$880,492,017
Number of Portfolio Holdings	195
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	58.4%
Corporate Debt Securities	37.1
Preferred Stocks	2.8
Other Investment Company	2.3
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Asset Income

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class C	4.9%
Broadcom, Inc.	2.4
Apple, Inc.	2.3
Microsoft Corp.	2.2
NVIDIA Corp.	1.9
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.9
International Business Machines Corp.	1.7
Amazon.com, Inc.	1.5
Arista Networks, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class C

Semi-Annual Shareholder Report

Transamerica Multi-Asset Income

Class I

TSHIX

April 30, 2026

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$880,492,017
Number of Portfolio Holdings	195
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	58.4%
Corporate Debt Securities	37.1
Preferred Stocks	2.8
Other Investment Company	2.3
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Asset Income

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class C	4.9%
Broadcom, Inc.	2.4
Apple, Inc.	2.3
Microsoft Corp.	2.2
NVIDIA Corp.	1.9
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.9
International Business Machines Corp.	1.7
Amazon.com, Inc.	1.5
Arista Networks, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class I

Semi-Annual Shareholder Report

Transamerica Multi-Asset Income

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$880,492,017
Number of Portfolio Holdings	195
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	58.4%
Corporate Debt Securities	37.1
Preferred Stocks	2.8
Other Investment Company	2.3
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Asset Income

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class C	4.9%
Broadcom, Inc.	2.4
Apple, Inc.	2.3
Microsoft Corp.	2.2
NVIDIA Corp.	1.9
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.9
International Business Machines Corp.	1.7
Amazon.com, Inc.	1.5
Arista Networks, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class I2

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class A

IBALX

April 30, 2026

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class A

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class C

IBLLX

April 30, 2026

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class C

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class I

TBLIX

April 30, 2026

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class I

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class R

TAAHX

April 30, 2026

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$61	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class R

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class R6

TAMMX

April 30, 2026

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class R6

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class A

ITAAX

April 30, 2026

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Short-Term Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class A

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class C

ITACX

April 30, 2026

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Short-Term Bond

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class C

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class I

TSTIX

April 30, 2026

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Short-Term Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class I2

TSIWX

April 30, 2026

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Short-Term Bond

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I2

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class I3

TAAQX

April 30, 2026

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Short-Term Bond

Class I3

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I3

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class R

TAASX

April 30, 2026

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Short-Term Bond

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class R4

TAAUX

April 30, 2026

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Short-Term Bond

Class R4

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R4

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class R6

TASTX

April 30, 2026

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Short-Term Bond

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R6

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class A

ASGTX

April 30, 2026

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class A

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class C

CSGTX

April 30, 2026

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class C

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class I

ISCGX

April 30, 2026

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class I2

TSPIX

April 30, 2026

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I2

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class I3

TSPTX

April 30, 2026

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class I3

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I3

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class R

TSPRX

April 30, 2026

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class R4

TSPFX

April 30, 2026

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$58	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R4

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class R6

RTSGX

April 30, 2026

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R6

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class A

TSLAX

April 30, 2026

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class A

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class C

TSLCX

April 30, 2026

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class C

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class I

TSLIX

April 30, 2026

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I2

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class I3

TSLTX

April 30, 2026

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class I3

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I3

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class R

TRSLX

April 30, 2026

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$77	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class R4

TSLFX

April 30, 2026

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$61	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R4

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class R6

TSLRX

April 30, 2026

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R6

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class A

IIVAX

April 30, 2026

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class A

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class C

IIVLX

April 30, 2026

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class C

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class I

TSVIX

April 30, 2026

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class I

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class I2

TSMVX

April 30, 2026

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class I2

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class R6

TASMX

April 30, 2026

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class R6

Semi-Annual Shareholder Report

Transamerica Strategic Income

Class A

TUNAX

April 30, 2026

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$279,854,017
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	37%
Average MaturityFootnote Reference§	9.37 years
DurationFootnote Reference†	4.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	53.3%
U.S. Government Agency Obligations	13.1
Loan Assignments	10.1
Asset-Backed Securities	7.6
Foreign Government Obligations	6.3
Short-Term Investment Companies	4.3
U.S. Government Obligations	2.8
Other Investment Company	2.3
Preferred Stocks	1.4
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Strategic Income

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	15.9%
AAA	0.0Footnote Reference*
AA	1.4
A	6.9
BBB	25.9
BB	24.5
B	16.5
CCC	1.4
Below CCC	0.1
NR (Not Rated)	2.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
State Street Institutional U.S. Government Money Market Fund, 3.60%	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.4
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.28%, 07/20/2038	1.3
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.0
Hungary Government Bonds, 7.00%, 10/24/2035	0.9
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	0.8
Colombia TES, 11.75%, 01/24/2035	0.8
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.52%, 04/26/2038	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 6.71%, 08/20/2034	0.8
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.27%, 04/15/2036	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class A

Semi-Annual Shareholder Report

Transamerica Strategic Income

Class I

TUNIX

April 30, 2026

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$279,854,017
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	37%
Average MaturityFootnote Reference§	9.37 years
DurationFootnote Reference†	4.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	53.3%
U.S. Government Agency Obligations	13.1
Loan Assignments	10.1
Asset-Backed Securities	7.6
Foreign Government Obligations	6.3
Short-Term Investment Companies	4.3
U.S. Government Obligations	2.8
Other Investment Company	2.3
Preferred Stocks	1.4
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Strategic Income

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	15.9%
AAA	0.0Footnote Reference*
AA	1.4
A	6.9
BBB	25.9
BB	24.5
B	16.5
CCC	1.4
Below CCC	0.1
NR (Not Rated)	2.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
State Street Institutional U.S. Government Money Market Fund, 3.60%	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.4
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.28%, 07/20/2038	1.3
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.0
Hungary Government Bonds, 7.00%, 10/24/2035	0.9
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	0.8
Colombia TES, 11.75%, 01/24/2035	0.8
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.52%, 04/26/2038	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 6.71%, 08/20/2034	0.8
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.27%, 04/15/2036	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class I

Semi-Annual Shareholder Report

Transamerica Strategic Income

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$32	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$279,854,017
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	37%
Average MaturityFootnote Reference§	9.37 years
DurationFootnote Reference†	4.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	53.3%
U.S. Government Agency Obligations	13.1
Loan Assignments	10.1
Asset-Backed Securities	7.6
Foreign Government Obligations	6.3
Short-Term Investment Companies	4.3
U.S. Government Obligations	2.8
Other Investment Company	2.3
Preferred Stocks	1.4
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Strategic Income

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	15.9%
AAA	0.0Footnote Reference*
AA	1.4
A	6.9
BBB	25.9
BB	24.5
B	16.5
CCC	1.4
Below CCC	0.1
NR (Not Rated)	2.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
State Street Institutional U.S. Government Money Market Fund, 3.60%	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.4
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.28%, 07/20/2038	1.3
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.0
Hungary Government Bonds, 7.00%, 10/24/2035	0.9
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	0.8
Colombia TES, 11.75%, 01/24/2035	0.8
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.52%, 04/26/2038	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 6.71%, 08/20/2034	0.8
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.27%, 04/15/2036	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class I2

Semi-Annual Shareholder Report

Transamerica Strategic Income

Class R6

TUNRX

April 30, 2026

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$279,854,017
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	37%
Average MaturityFootnote Reference§	9.37 years
DurationFootnote Reference†	4.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	53.3%
U.S. Government Agency Obligations	13.1
Loan Assignments	10.1
Asset-Backed Securities	7.6
Foreign Government Obligations	6.3
Short-Term Investment Companies	4.3
U.S. Government Obligations	2.8
Other Investment Company	2.3
Preferred Stocks	1.4
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Strategic Income

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	15.9%
AAA	0.0Footnote Reference*
AA	1.4
A	6.9
BBB	25.9
BB	24.5
B	16.5
CCC	1.4
Below CCC	0.1
NR (Not Rated)	2.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
State Street Institutional U.S. Government Money Market Fund, 3.60%	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.4
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.28%, 07/20/2038	1.3
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.0
Hungary Government Bonds, 7.00%, 10/24/2035	0.9
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	0.8
Colombia TES, 11.75%, 01/24/2035	0.8
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.52%, 04/26/2038	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 6.71%, 08/20/2034	0.8
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.27%, 04/15/2036	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class R6

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class A

TDFAX

April 30, 2026

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class A

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class C

TDFCX

April 30, 2026

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class C

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class I

TDFIX

April 30, 2026

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class I

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class I2

TRDIX

April 30, 2026

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class I2

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class R6

TADFX

April 30, 2026

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class R6

Semi-Annual Shareholder Report

Transamerica UltraShort Bond

Class A

TUSBX

April 30, 2026

Fund Overview

Transamerica UltraShort Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$31,314,820
Number of Portfolio Holdings	110
Portfolio Turnover Rate	208%
Average MaturityFootnote Reference§	0.56 years
DurationFootnote Reference†	0.54 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	38.2%
Commercial Paper	32.4
Asset-Backed Securities	28.7
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica UltraShort Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	25.4%
AA	0.9
A	13.0
BBB	26.3
NR (Not Rated)	1.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of America Corp., 5.93%, 09/15/2027	2.0%
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	1.9
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32%, 05/08/2030	1.9
Toyota Industries Commercial Finance Inc, 3.99%, 07/13/2026	1.9
Bayer Corp, 4.02%, 07/20/2026	1.9
Liberty Street Funding LLC, 3.98%, 10/20/2026	1.9
National Bank of Canada, 3.79%, 11/13/2026	1.9
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.78%, 04/20/2028	1.7
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.44%, 02/22/2028	1.7
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica UltraShort Bond

Class A

Semi-Annual Shareholder Report

Transamerica UltraShort Bond

Class I

TUSFX

April 30, 2026

Fund Overview

Transamerica UltraShort Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$31,314,820
Number of Portfolio Holdings	110
Portfolio Turnover Rate	208%
Average MaturityFootnote Reference§	0.56 years
DurationFootnote Reference†	0.54 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	38.2%
Commercial Paper	32.4
Asset-Backed Securities	28.7
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica UltraShort Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	25.4%
AA	0.9
A	13.0
BBB	26.3
NR (Not Rated)	1.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of America Corp., 5.93%, 09/15/2027	2.0%
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	1.9
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32%, 05/08/2030	1.9
Toyota Industries Commercial Finance Inc, 3.99%, 07/13/2026	1.9
Bayer Corp, 4.02%, 07/20/2026	1.9
Liberty Street Funding LLC, 3.98%, 10/20/2026	1.9
National Bank of Canada, 3.79%, 11/13/2026	1.9
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.78%, 04/20/2028	1.7
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.44%, 02/22/2028	1.7
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica UltraShort Bond

Class I

Semi-Annual Shareholder Report

Transamerica US Growth

Class A

TADAX

April 30, 2026

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class A

Semi-Annual Shareholder Report

Transamerica US Growth

Class C

TADCX

April 30, 2026

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class C

Semi-Annual Shareholder Report

Transamerica US Growth

Class I

TDEIX

April 30, 2026

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class I

Semi-Annual Shareholder Report

Transamerica US Growth

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class I2

Semi-Annual Shareholder Report

Transamerica US Growth

Class R6

TAGHX

April 30, 2026

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class R6

Semi-Annual Shareholder Report

Transamerica US Growth

Class T

TWMTX

April 30, 2026

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class T

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class T

(b)	Not applicable.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6:	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Large Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 5.5%
Boeing Co. (A)	194,012	$ 44,434,569
RTX Corp.	363,845	64,062,189
Textron, Inc.	295,819	28,386,791
		136,883,549
Automobiles - 2.0%
General Motors Co.	651,156	50,067,385
Banks - 8.4%
Bank of America Corp.	959,456	51,292,518
JPMorgan Chase & Co.	283,365	88,758,419
Wells Fargo & Co.	817,707	67,240,046
		207,290,983
Beverages - 2.2%
PepsiCo, Inc.	344,807	54,648,461
Biotechnology - 3.3%
AbbVie, Inc.	162,816	34,406,277
Gilead Sciences, Inc.	359,159	46,992,364
		81,398,641
Broadline Retail - 3.3%
Amazon.com, Inc. (A)	306,473	81,233,733
Capital Markets - 7.0%
Blackrock, Inc.	60,732	64,716,019
Goldman Sachs Group, Inc.	61,635	56,936,564
Intercontinental Exchange, Inc.	324,697	51,331,349
		172,983,932
Chemicals - 2.6%
Linde PLC	126,158	63,222,820
Communications Equipment - 1.4%
Motorola Solutions, Inc.	80,641	35,403,818
Construction & Engineering - 3.0%
Quanta Services, Inc.	102,677	74,725,240
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	84,212	52,133,123
Electric Utilities - 1.7%
Duke Energy Corp.	326,967	42,358,575
Electrical Equipment - 4.1%
GE Vernova, Inc.	53,363	57,816,676
Rockwell Automation, Inc.	105,490	43,135,916
		100,952,592
Entertainment - 2.0%
Walt Disney Co.	485,790	50,400,713
Food Products - 1.2%
Mondelez International, Inc., Class A	477,909	29,362,729
Ground Transportation - 2.3%
CSX Corp.	1,273,657	57,862,238
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	487,288	$ 44,240,877
Boston Scientific Corp. (A)	514,408	29,635,045
		73,875,922
Health Care Providers & Services - 1.6%
Cencora, Inc.	132,179	40,712,454
Industrial REITs - 1.5%
Prologis, Inc.	263,169	37,375,261
Insurance - 2.3%
Hartford Insurance Group, Inc.	418,681	57,279,748
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A	318,055	122,387,564
Meta Platforms, Inc., Class A	68,721	42,051,067
		164,438,631
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	76,121	36,458,914
Machinery - 2.4%
Parker-Hannifin Corp.	66,062	60,078,104
Media - 2.0%
Fox Corp., Class A	770,387	48,911,871
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	566,551	32,735,317
Oil, Gas & Consumable Fuels - 5.7%
ConocoPhillips	393,341	49,474,431
Exxon Mobil Corp.	597,446	92,203,841
		141,678,272
Passenger Airlines - 1.8%
Delta Air Lines, Inc.	647,082	43,995,105
Pharmaceuticals - 2.1%
Merck & Co., Inc.	485,673	53,025,778
Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Inc.	79,020	32,985,319
Micron Technology, Inc.	182,790	94,531,676
		127,516,995
Software - 1.5%
Microsoft Corp.	89,312	36,419,647
Specialized REITs - 1.3%
American Tower Corp.	175,067	31,986,492
Specialty Retail - 4.1%
Lowe's Cos., Inc.	168,600	40,259,994
TJX Cos., Inc.	397,190	62,259,532
		102,519,526
Total Common Stocks (Cost $1,419,620,789)		2,379,936,569
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp.,
1.35% (B), dated 04/30/2026, to be
repurchased at $56,109,708 on 05/01/2026.
Collateralized by a U.S. Government
Obligation, 4.63%, due 06/15/2027, and
with a value of $57,229,875.
$ 56,107,604	$ 56,107,604
Total Repurchase Agreement (Cost $56,107,604)	56,107,604
Total Investments (Cost $1,475,728,393)	2,436,044,173
Net Other Assets (Liabilities) - 1.7%	43,003,863
Net Assets - 100.0%	$ 2,479,048,036
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,379,936,569	$—	$—	$2,379,936,569
Repurchase Agreement	—	56,107,604	—	56,107,604
Total Investments	$2,379,936,569	$56,107,604	$—	$2,436,044,173
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2026.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $1,419,620,789)	$2,379,936,569
Repurchase agreement, at value (cost $56,107,604)	56,107,604
Receivables and other assets:
Shares of beneficial interest sold	43,866,655
Dividends	866,974
Interest	2,104
Prepaid expenses	31,422
Total assets	2,480,811,328
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	404,539
Investment management fees	1,097,517
Distribution and service fees	55,939
Transfer agent fees	61,166
Trustee and CCO fees	8,024
Audit and tax fees	21,724
Custody fees	25,160
Legal fees	37,055
Printing and shareholder reports fees	15,809
Other accrued expenses	36,359
Total liabilities	1,763,292
Net assets	$2,479,048,036
Net assets consist of:
Paid-in capital	$1,441,657,121
Total distributable earnings (accumulated losses)	1,037,390,915
Net assets	$2,479,048,036
Net assets by class:
Class A	$171,798,175
Class C	27,481,889
Class I	496,957,999
Class I2	1,720,674,421
Class R6	62,135,552
Shares outstanding (unlimited shares, no par value):
Class A	9,457,826
Class C	1,528,017
Class I	26,946,700
Class I2	93,928,221
Class R6	3,391,166
Net asset value per share: (A)
Class A	$18.16
Class C	17.99
Class I	18.44
Class I2	18.32
Class R6	18.32
Maximum offering price per share: (B)
Class A	$19.22

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$17,680,792
Interest income	374,267
Total investment income	18,055,059
Expenses:
Investment management fees	7,068,538
Distribution and service fees:
Class A	197,004
Class C	114,099
Transfer agent fees:
Class A	63,818
Class C	9,175
Class I	198,775
Class I2	67,945
Class R6	2,076
Trustee and CCO fees	51,553
Audit and tax fees	21,315
Custody fees	58,843
Legal fees	99,790
Printing and shareholder reports fees	35,198
Registration fees	58,676
Other	50,833
Total expenses before waiver and/or reimbursement and recapture	8,097,638
Expenses waived and/or reimbursed:
Class I	(171,540)
Net expenses	7,926,098
Net investment income (loss)	10,128,961
Net realized gain (loss) on:
Investments	88,995,142
Net change in unrealized appreciation (depreciation) on:
Investments	179,866,753
Net realized and change in unrealized gain (loss)	268,861,895
Net increase (decrease) in net assets resulting from operations	$278,990,856
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$10,128,961	$22,281,552
Net realized gain (loss)	88,995,142	75,658,662
Net change in unrealized appreciation (depreciation)	179,866,753	217,280,822
Net increase (decrease) in net assets resulting from operations	278,990,856	315,221,036
Dividends and/or distributions to shareholders:
Class A	(5,036,679)	(3,274,810)
Class C	(629,140)	(250,338)
Class I	(11,465,039)	(4,736,748)
Class I2	(64,146,560)	(47,933,491)
Class R6	(1,864,653)	(2,176,149)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(83,142,071)	(58,371,536)
Capital share transactions:
Proceeds from shares sold:
Class A	20,963,460	72,860,430
Class C	9,122,040	8,773,503
Class I	213,794,020	185,627,855
Class I2	166,409,900	208,562,264
Class R6	20,724,455	34,831,573
	431,013,875	510,655,625
Dividends and/or distributions reinvested:
Class A	4,638,991	2,984,617
Class C	571,021	220,341
Class I	10,504,613	4,201,138
Class I2	64,146,560	47,933,491
Class R6	1,864,653	2,176,149
	81,725,838	57,515,736
Cost of shares redeemed:
Class A	(14,054,031)	(52,948,884)
Class C	(1,858,932)	(1,840,589)
Class I	(65,135,628)	(47,157,534)
Class I2	(477,910,191)	(235,955,334)
Class R6	(17,034,595)	(62,720,589)
	(575,993,377)	(400,622,930)
Automatic conversions:
Class A	802,951	4,435,691
Class C	(802,951)	(4,435,691)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(63,253,664)	167,548,431
Net increase (decrease) in net assets	132,595,121	424,397,931
Net assets:
Beginning of period/year	2,346,452,915	1,922,054,984
End of period/year	$2,479,048,036	$2,346,452,915
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	1,196,604	4,890,745
Class C	529,361	583,749
Class I	12,049,508	11,633,688
Class I2	9,464,221	13,787,836
Class R6	1,173,554	2,289,131
	24,413,248	33,185,149
Shares reinvested:
Class A	274,010	204,078
Class C	34,009	15,354
Class I	611,754	281,753
Class I2	3,759,935	3,243,366
Class R6	109,231	147,791
	4,788,939	3,892,342
Shares redeemed:
Class A	(804,104)	(3,551,585)
Class C	(106,888)	(121,276)
Class I	(3,670,297)	(3,122,684)
Class I2	(27,191,540)	(16,046,413)
Class R6	(977,931)	(3,984,698)
	(32,750,760)	(26,826,656)
Automatic conversions:
Class A	46,178	291,505
Class C	(46,606)	(294,005)
	(428)	(2,500)
Net increase (decrease) in shares outstanding:
Class A	712,688	1,834,743
Class C	409,876	183,822
Class I	8,990,965	8,792,757
Class I2	(13,967,384)	984,789
Class R6	304,854	(1,547,776)
	(3,549,001)	10,248,335
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$16.77	$14.84	$11.96	$12.80	$14.07	$9.10
Investment operations:
Net investment income (loss) (A)	0.05	0.11	0.12	0.12	0.11	0.09
Net realized and unrealized gain (loss)	1.91	2.22	3.82	(0.13)(B)	(1.03)	4.98
Total investment operations	1.96	2.33	3.94	(0.01)	(0.92)	5.07
Contributions from affiliate	—	—	0.00 (C)(D)	—	0.00 (C)(E)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.13)	(0.12)	(0.13)	(0.12)	(0.10)
Net realized gains	(0.52)	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.57)	(0.40)	(1.06)	(0.83)	(0.35)	(0.10)
Net asset value, end of period/year	$18.16	$16.77	$14.84	$11.96	$12.80	$14.07
Total return (F)	11.95%(G)	16.07%	34.49%(D)	(0.12)%	(6.69)%(E)	55.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$171,798	$146,615	$102,530	$74,589	$77,059	$82,859
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94%(H)	0.97%	0.98%	1.00%	0.98%	0.99%
Including waiver and/or reimbursement and recapture	0.94%(H)	0.97%	0.98%	1.00%(I)	0.98%(I)	0.99%(I)
Net investment income (loss) to average net assets	0.54%(H)	0.75%	0.91%	0.98%	0.81%	0.76%
Portfolio turnover rate	7%(G)	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$16.62	$14.71	$11.87	$12.70	$13.95	$9.05
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.00)	0.02	0.03	0.01	0.00 (B)
Net realized and unrealized gain (loss)	1.91	2.20	3.77	(0.13)(C)	(1.02)	4.94
Total investment operations	1.89	2.20	3.79	(0.10)	(1.01)	4.94
Contributions from affiliate	—	—	0.00 (B)(D)	—	0.00 (B)(E)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.00)(B)	(0.02)	(0.01)	(0.03)	(0.01)	(0.04)
Net realized gains	(0.52)	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.52)	(0.29)	(0.95)	(0.73)	(0.24)	(0.04)
Net asset value, end of period/year	$17.99	$16.62	$14.71	$11.87	$12.70	$13.95
Total return (F)	11.59%(G)	15.22%	33.37%(D)	(0.84)%	(7.34)%(E)	54.71%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,482	$18,578	$13,747	$14,119	$17,682	$19,204
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.69%(H)	1.74%	1.75%	1.77%	1.75%	1.76%
Including waiver and/or reimbursement and recapture	1.69%(H)	1.74%	1.75%	1.77%(I)	1.75%(I)	1.76%(I)
Net investment income (loss) to average net assets	(0.23)%(H)	(0.03)%	0.16%	0.22%	0.04%	0.02%
Portfolio turnover rate	7%(G)	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$17.01	$15.03	$12.10	$12.92	$14.19	$9.17
Investment operations:
Net investment income (loss) (A)	0.07	0.16	0.17	0.17	0.16	0.14
Net realized and unrealized gain (loss)	1.95	2.25	3.85	(0.12)(B)	(1.04)	5.01
Total investment operations	2.02	2.41	4.02	0.05	(0.88)	5.15
Contributions from affiliate	—	—	—	—	0.01 (C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.16)	(0.15)	(0.17)	(0.17)	(0.13)
Net realized gains	(0.52)	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.59)	(0.43)	(1.09)	(0.87)	(0.40)	(0.13)
Net asset value, end of period/year	$18.44	$17.01	$15.03	$12.10	$12.92	$14.19
Total return	12.14%(D)	16.48%	34.84%	0.32%	(6.27)%(C)	56.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$496,958	$305,350	$137,717	$87,679	$99,796	$108,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.72%	0.72%	0.73%	0.72%	0.72%
Including waiver and/or reimbursement and recapture	0.63%(E)(F)	0.63%(F)	0.63%(F)	0.64%(F)	0.63%(F)(G)	0.63%(G)
Net investment income (loss) to average net assets	0.83%(E)	1.06%	1.24%	1.35%	1.16%	1.16%
Portfolio turnover rate	7%(D)	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.

(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$16.90	$14.95	$12.05	$12.88	$14.16	$9.16
Investment operations:
Net investment income (loss) (A)	0.08	0.17	0.17	0.17	0.16	0.14
Net realized and unrealized gain (loss)	1.94	2.23	3.84	(0.12)(B)	(1.05)	5.00
Total investment operations	2.02	2.40	4.01	0.05	(0.89)	5.14
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.18)	(0.17)	(0.18)	(0.16)	(0.14)
Net realized gains	(0.52)	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.60)	(0.45)	(1.11)	(0.88)	(0.39)	(0.14)
Net asset value, end of period/year	$18.32	$16.90	$14.95	$12.05	$12.88	$14.16
Total return	12.21%(C)	16.47%	34.85%	0.34%	(6.37)%	56.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,720,674	$1,823,733	$1,598,755	$1,086,343	$1,684,204	$2,294,601
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.63%	0.63%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.63%	0.63%	0.62%	0.61%
Net investment income (loss) to average net assets	0.87%(D)	1.10%	1.25%	1.35%	1.16%	1.12%
Portfolio turnover rate	7%(C)	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$16.91	$14.96	$12.05	$12.88	$14.16	$9.16
Investment operations:
Net investment income (loss) (A)	0.08	0.17	0.17	0.17	0.15	0.15
Net realized and unrealized gain (loss)	1.93	2.23	3.85	(0.12)(B)	(1.04)	4.99
Total investment operations	2.01	2.40	4.02	0.05	(0.89)	5.14
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.18)	(0.17)	(0.18)	(0.16)	(0.14)
Net realized gains	(0.52)	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.60)	(0.45)	(1.11)	(0.88)	(0.39)	(0.14)
Net asset value, end of period/year	$18.32	$16.91	$14.96	$12.05	$12.88	$14.16
Total return	12.14%(C)	16.46%	34.94%	0.33%	(6.37)%	56.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,136	$52,177	$69,306	$39,011	$43,589	$24,977
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.63%	0.63%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.63%	0.63%	0.62%	0.62%(E)
Net investment income (loss) to average net assets	0.87%(D)	1.12%	1.23%	1.35%	1.16%	1.23%
Portfolio turnover rate	7%(C)	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $1,690.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
(“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,749,712,104	70.58%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.05%	March 1, 2027
Class C	1.81	March 1, 2027
Class I	0.77	March 1, 2027
Class I2, Class R6	0.67	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$138,125	555
Class C	—	2,892
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2027.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$337,102	$59,386
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$173,311,399	$—	$340,389,152	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,475,728,393	$980,630,852	$(20,315,072)	$960,315,780
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA LCV 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Large Core ESG
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.1%
General Dynamics Corp.	3,604	$ 1,240,857
Howmet Aerospace, Inc.	4,921	1,196,000
RTX Corp.	6,304	1,109,945
		3,546,802
Automobile Components - 0.0% *
Aptiv PLC (A)	934	56,283
Automobiles - 0.8%
General Motors Co.	5,554	427,047
Tesla, Inc. (A)	2,464	940,336
		1,367,383
Banks - 4.9%
Bank of America Corp.	49,086	2,624,138
Citigroup, Inc.	5,781	739,852
JPMorgan Chase & Co.	12,699	3,977,708
U.S. Bancorp	18,296	1,036,651
		8,378,349
Beverages - 0.6%
Coca-Cola Co.	14,184	1,117,132
Biotechnology - 2.3%
AbbVie, Inc.	11,829	2,499,704
Amgen, Inc.	981	339,671
Gilead Sciences, Inc.	4,123	539,454
Vertex Pharmaceuticals, Inc. (A)	1,448	618,846
		3,997,675
Broadline Retail - 3.4%
Amazon.com, Inc. (A)	19,263	5,105,851
eBay, Inc.	7,917	819,251
		5,925,102
Building Products - 1.4%
Johnson Controls International PLC	2,658	388,148
Trane Technologies PLC	4,074	2,006,608
		2,394,756
Capital Markets - 1.5%
Ameriprise Financial, Inc.	138	65,521
Goldman Sachs Group, Inc.	2,452	2,265,084
Morgan Stanley	910	173,437
		2,504,042
Chemicals - 1.7%
Ecolab, Inc.	3,435	895,161
Linde PLC	4,212	2,110,802
		3,005,963
Communications Equipment - 1.8%
Arista Networks, Inc. (A)	6,204	1,071,493
Cisco Systems, Inc.	23,160	2,119,140
		3,190,633
Construction Materials - 0.3%
CRH PLC	4,580	542,364
	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 1.0%
American Express Co.	4,823	$ 1,558,070
Capital One Financial Corp.	929	177,718
		1,735,788
Consumer Staples Distribution & Retail - 0.7%
Dollar General Corp.	4,786	554,602
Dollar Tree, Inc. (A)	414	40,203
Target Corp.	3,311	429,602
U.S. Foods Holding Corp. (A)	1,165	108,916
		1,133,323
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	40,874	1,068,038
Verizon Communications, Inc.	42,401	2,036,520
		3,104,558
Electric Utilities - 1.2%
Duke Energy Corp.	5,792	750,354
Edison International	9,779	679,543
Exelon Corp.	6,765	311,122
PG&E Corp.	14,932	248,170
		1,989,189
Electrical Equipment - 0.6%
Eaton Corp. PLC	142	61,487
GE Vernova, Inc.	873	945,861
		1,007,348
Energy Equipment & Services - 1.5%
Baker Hughes Co.	28,900	2,013,463
SLB Ltd.	4,810	273,593
TechnipFMC PLC	3,354	253,462
		2,540,518
Entertainment - 1.0%
Electronic Arts, Inc.	8,704	1,761,428
Financial Services - 3.8%
Berkshire Hathaway, Inc., Class B (A)	1,169	553,638
Mastercard, Inc., Class A	5,478	2,754,996
PayPal Holdings, Inc.	1,012	50,742
Visa, Inc., Class A	9,953	3,282,897
		6,642,273
Ground Transportation - 1.2%
Uber Technologies, Inc. (A)	11,658	869,804
Union Pacific Corp.	4,392	1,183,556
		2,053,360
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp. (A)	2,279	190,296
IDEXX Laboratories, Inc. (A)	2	1,122
ResMed, Inc.	3,627	775,489
		966,907
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	1,357	261,738
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Cigna Group	1,304	$ 378,916
McKesson Corp.	1,157	943,187
		1,583,841
Health Care REITs - 0.1%
Welltower, Inc.	601	130,621
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A (A)	1,334	208,064
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.	9,757	1,642,689
Darden Restaurants, Inc.	8,741	1,753,095
Hilton Worldwide Holdings, Inc.	405	131,248
Las Vegas Sands Corp.	5,456	297,952
		3,824,984
Household Products - 2.4%
Church & Dwight Co., Inc.	5,325	516,845
Colgate-Palmolive Co.	6,629	565,852
Kimberly-Clark Corp.	5,108	502,780
Procter & Gamble Co.	17,846	2,624,968
		4,210,445
Industrial Conglomerates - 1.2%
3M Co.	1,721	252,161
Honeywell International, Inc.	8,487	1,819,019
		2,071,180
Industrial REITs - 0.7%
Prologis, Inc.	8,059	1,144,539
Insurance - 1.7%
Chubb Ltd.	3,688	1,205,976
Hartford Insurance Group, Inc.	10,300	1,409,143
Progressive Corp.	1,552	312,387
		2,927,506
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A	14,097	5,424,526
Alphabet, Inc., Class C	9,953	3,801,449
Meta Platforms, Inc., Class A	3,327	2,035,824
ZoomInfo Technologies, Inc. (A)	17,074	106,712
		11,368,511
IT Services - 0.7%
Accenture PLC, Class A	5,297	946,627
International Business Machines Corp.	1,340	309,513
		1,256,140
Life Sciences Tools & Services - 0.2%
Danaher Corp.	1,517	271,467
Machinery - 2.1%
Caterpillar, Inc.	2,906	2,586,659
Cummins, Inc.	1,676	1,124,613
		3,711,272
Media - 0.6%
Nexstar Media Group, Inc.	5,337	1,110,843
	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.5%
Newmont Corp.	7,677	$ 852,838
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	5,488	448,150
Sempra	15,424	1,467,131
		1,915,281
Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	16,637	2,092,602
Devon Energy Corp.	11,267	578,786
Phillips 66	1,081	193,661
Valero Energy Corp.	5,789	1,462,185
		4,327,234
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	3,194	245,012
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	32,339	1,959,420
Eli Lilly & Co.	3,602	3,366,429
Merck & Co., Inc.	18,546	2,024,852
Pfizer, Inc.	3,398	90,727
		7,441,428
Professional Services - 1.3%
Automatic Data Processing, Inc.	9,493	2,011,947
Jacobs Solutions, Inc.	1,652	213,785
		2,225,732
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (A)	603	191,832
Semiconductors & Semiconductor Equipment - 18.4%
Advanced Micro Devices, Inc. (A)	5,277	1,870,644
Applied Materials, Inc.	3,087	1,217,790
Broadcom, Inc.	15,762	6,579,532
Intel Corp. (A)	6,157	581,713
KLA Corp.	318	556,611
Lam Research Corp.	9,087	2,343,174
Micron Technology, Inc.	4,343	2,246,026
NVIDIA Corp.	76,075	15,182,288
QUALCOMM, Inc.	6,609	1,186,844
		31,764,622
Software - 8.8%
Adobe, Inc. (A)	6,834	1,681,847
Autodesk, Inc. (A)	802	190,074
Fortinet, Inc. (A)	6,673	562,601
Intuit, Inc.	3,890	1,511,265
Microsoft Corp.	24,863	10,138,634
Palo Alto Networks, Inc. (A)	126	22,594
Salesforce, Inc.	4,937	871,529
ServiceNow, Inc. (A)	1,472	129,992
		15,108,536
Specialized REITs - 0.1%
Digital Realty Trust, Inc.	684	137,443
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.9%
Best Buy Co., Inc.	10,856	$ 656,679
Home Depot, Inc.	7,417	2,438,710
Williams-Sonoma, Inc.	906	164,176
		3,259,565
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	33,479	9,084,527
Hewlett Packard Enterprise Co.	465	13,378
Seagate Technology Holdings PLC	618	416,310
Western Digital Corp.	1,539	668,726
		10,182,941
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	893	320,265
Tapestry, Inc.	2,016	292,401
		612,666
Total Common Stocks (Cost $115,306,871)		171,045,719
EXCHANGE-TRADED FUND - 0.7%
U.S. Equity Fund - 0.7%
State Street SPDR S&P 500 ETF Trust (B)	1,778	1,277,777
Total Exchange-Traded Fund (Cost $1,185,795)		1,277,777

Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp.,
1.35% (C), dated 04/30/2026, to be
repurchased at $372,966 on 05/01/2026.
Collateralized by a U.S. Government
Obligation, 2.63%, due 05/31/2027, and
with a value of $380,553.
$ 372,952	$ 372,952
Total Repurchase Agreement (Cost $372,952)	372,952
Total Investments (Cost $116,865,618)	172,696,448
Net Other Assets (Liabilities) - (0.0)%*	(11,630)
Net Assets - 100.0%	$ 172,684,818
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$171,045,719	$—	$—	$171,045,719
Exchange-Traded Fund	1,277,777	—	—	1,277,777
Repurchase Agreement	—	372,952	—	372,952
Total Investments	$172,323,496	$372,952	$—	$172,696,448
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $116,492,666)	$172,323,496
Repurchase agreement, at value (cost $372,952)	372,952
Cash	8,796
Receivables and other assets:
Net income from securities lending	263
Shares of beneficial interest sold	1,862
Dividends	113,000
Interest	14
Tax reclaims	920
Prepaid expenses	22,814
Total assets	172,844,117
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	51,148
Investment management fees	61,681
Distribution and service fees	17,451
Transfer agent fees	974
Trustee and CCO fees	596
Audit and tax fees	14,080
Custody fees	2,273
Legal fees	2,738
Printing and shareholder reports fees	1,522
Other accrued expenses	6,836
Total liabilities	159,299
Net assets	$172,684,818
Net assets consist of:
Paid-in capital	$110,079,785
Total distributable earnings (accumulated losses)	62,605,033
Net assets	$172,684,818
Net assets by class:
Class A	$539,735
Class I3	126,290,056
Class R	42,956,402
Class R4	789,856
Class R6	2,108,769
Shares outstanding (unlimited shares, no par value):
Class A	46,004
Class I3	10,777,767
Class R	3,658,439
Class R4	67,219
Class R6	179,290
Net asset value per share: (A)
Class A	$11.73
Class I3	11.72
Class R	11.74
Class R4	11.75
Class R6	11.76
Maximum offering price per share: (B)
Class A	$12.41

(A)
Net asset value per share for Class I3, R, R4 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$1,090,234
Interest income	2,572
Net income from securities lending	481
Withholding taxes on foreign income	(1,338)
Total investment income	1,091,949
Expenses:
Investment management fees	376,100
Distribution and service fees:
Class A	618
Class R	105,707
Class R4	968
Transfer agent fees:
Class A	425
Class I3	4,575
Class R	377
Class R4	29
Class R6	60
Trustee and CCO fees	3,608
Audit and tax fees	14,496
Custody fees	6,514
Legal fees	10,487
Printing and shareholder reports fees	3,364
Registration fees	31,903
Other	9,944
Total expenses before waiver and/or reimbursement and recapture	569,175
Expenses waived and/or reimbursed:
Class A	(16)
Class R4	(23)
Class R6	(66)
Recapture of previously waived and/or reimbursed fees:
Class R4	49
Class R6	66
Net expenses	569,185
Net investment income (loss)	522,764
Net realized gain (loss) on:
Investments	7,255,428
Net change in unrealized appreciation (depreciation) on:
Investments	540,643
Net realized and change in unrealized gain (loss)	7,796,071
Net increase (decrease) in net assets resulting from operations	$8,318,835
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$522,764	$1,290,738
Net realized gain (loss)	7,255,428	25,104,526
Net change in unrealized appreciation (depreciation)	540,643	5,153,763
Net increase (decrease) in net assets resulting from operations	8,318,835	31,549,027
Dividends and/or distributions to shareholders:
Class A	(67,319)	(79,114)
Class I3	(17,063,334)	(23,681,423)
Class R	(5,826,593)	(8,120,801)
Class R4	(114,873)	(149,004)
Class R6	(264,374)	(43,402)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(23,336,493)	(32,073,744)
Capital share transactions:
Proceeds from shares sold:
Class A	58,520	163,139
Class I3	388,453	1,657,274
Class R	272,699	303,600
Class R4	76,992	148,279
Class R6	1,769,057	81,858
	2,565,721	2,354,150
Dividends and/or distributions reinvested:
Class A	67,319	79,114
Class I3	17,063,334	23,681,423
Class R	5,826,593	8,120,801
Class R4	114,873	149,004
Class R6	264,374	43,402
	23,336,493	32,073,744
Cost of shares redeemed:
Class A	(18,413)	(109,514)
Class I3	(8,164,105)	(24,957,356)
Class R	(3,834,793)	(27,381,951)
Class R4	(172,273)	(1,299,064)
Class R6	(56,735)	(35,676)
	(12,246,319)	(53,783,561)
Net increase (decrease) in net assets resulting from capital share transactions	13,655,895	(19,355,667)
Net increase (decrease) in net assets	(1,361,763)	(19,880,384)
Net assets:
Beginning of period/year	174,046,581	193,926,965
End of period/year	$172,684,818	$174,046,581
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	4,769	12,947
Class I3	34,365	144,735
Class R	24,108	25,511
Class R4	6,749	11,998
Class R6	137,480	6,973
	207,471	202,164
Shares reinvested:
Class A	6,012	7,027
Class I3	1,527,247	2,104,625
Class R	519,870	720,696
Class R4	10,251	13,209
Class R6	23,579	3,844
	2,086,959	2,849,401
Shares redeemed:
Class A	(1,507)	(9,428)
Class I3	(696,948)	(2,013,326)
Class R	(328,870)	(2,060,080)
Class R4	(15,427)	(94,912)
Class R6	(4,829)	(3,195)
	(1,047,581)	(4,180,941)
Net increase (decrease) in shares outstanding:
Class A	9,274	10,546
Class I3	864,664	236,034
Class R	215,108	(1,313,873)
Class R4	1,573	(69,705)
Class R6	156,230	7,622
	1,246,849	(1,129,376)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$12.92	$13.28	$10.57	$9.98
Investment operations:
Net investment income (loss) (B)	0.02	0.05	0.06	0.04
Net realized and unrealized gain (loss)	0.52	2.18	3.52	0.59
Total investment operations	0.54	2.23	3.58	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.07)	(0.08)	(0.04)
Net realized gains	(1.71)	(2.52)	(0.79)	—
Total dividends and/or distributions to shareholders	(1.73)	(2.59)	(0.87)	(0.04)
Net asset value, end of period/year	$11.73	$12.92	$13.28	$10.57
Total return (C)	4.85%(D)	19.76%	35.38%	6.28%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$540	$474	$348	$45
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.97%(F)	0.97%	0.96%	1.15%(F)
Including waiver and/or reimbursement and recapture	0.96%(F)(G)	0.97%(G)(H)	0.98%	1.00%(F)
Net investment income (loss) to average net assets	0.34%(F)	0.47%	0.49%	0.49%(F)
Portfolio turnover rate	53%(D)	110%	105%	98%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$12.90	$13.27	$10.55	$10.17	$13.68	$10.52
Investment operations:
Net investment income (loss) (A)	0.04	0.11	0.11	0.12	0.12	0.13
Net realized and unrealized gain (loss)	0.53	2.15	3.52	0.89	(1.57)	4.06
Total investment operations	0.57	2.26	3.63	1.01	(1.45)	4.19
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.11)	(0.12)	(0.12)	(0.12)	(0.13)
Net realized gains	(1.71)	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)
Total dividends and/or distributions to shareholders	(1.75)	(2.63)	(0.91)	(0.63)	(2.06)	(1.03)
Net asset value, end of period/year	$11.72	$12.90	$13.27	$10.55	$10.17	$13.68
Total return	5.17%(B)	20.15%	36.05%	10.41%	(12.58)%	42.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$126,290	$127,921	$128,401	$106,910	$109,512	$136,168
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.55%(D)	0.55%	0.54%	0.59%	0.52%	0.51%
Including waiver and/or reimbursement and recapture	0.55%(D)	0.55%	0.56%	0.56%	0.52%	0.51%
Net investment income (loss) to average net assets	0.75%(D)	0.89%	0.94%	1.12%	1.03%	1.03%
Portfolio turnover rate	53%(B)	110%	105%	98%	77%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$12.92	$13.28	$10.56	$10.18	$13.68	$10.52
Investment operations:
Net investment income (loss) (A)	0.02	0.05	0.06	0.07	0.06	0.07
Net realized and unrealized gain (loss)	0.52	2.16	3.51	0.88	(1.56)	4.06
Total investment operations	0.54	2.21	3.57	0.95	(1.50)	4.13
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.05)	(0.06)	(0.06)	(0.06)	(0.07)
Net realized gains	(1.71)	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)
Total dividends and/or distributions to shareholders	(1.72)	(2.57)	(0.85)	(0.57)	(2.00)	(0.97)
Net asset value, end of period/year	$11.74	$12.92	$13.28	$10.56	$10.18	$13.68
Total return	4.88%(B)	19.54%	35.39%	9.85%	(13.03)%	41.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$42,956	$44,504	$63,176	$51,216	$49,946	$66,418
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.05%(D)	1.05%	1.03%	1.08%	1.02%	1.01%
Including waiver and/or reimbursement and recapture	1.05%(D)	1.05%	1.03%	1.06%	1.02%	1.01%
Net investment income (loss) to average net assets	0.26%(D)	0.43%	0.47%	0.62%	0.54%	0.54%
Portfolio turnover rate	53%(B)	110%	105%	98%	77%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$12.93	$13.28	$10.56	$10.18	$13.68	$10.52
Investment operations:
Net investment income (loss) (A)	0.03	0.09	0.08	0.09	0.09	0.10
Net realized and unrealized gain (loss)	0.53	2.15	3.52	0.89	(1.56)	4.06
Total investment operations	0.56	2.24	3.60	0.98	(1.47)	4.16
Dividends and/or distributions to shareholders:
Net investment income	(0.03)	(0.07)	(0.09)	(0.09)	(0.09)	(0.10)
Net realized gains	(1.71)	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)
Total dividends and/or distributions to shareholders	(1.74)	(2.59)	(0.88)	(0.60)	(2.03)	(1.00)
Net asset value, end of period/year	$11.75	$12.93	$13.28	$10.56	$10.18	$13.68
Total return	5.01% (B)	19.87%	35.69%	10.12%	(12.73)%	41.88%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$790	$849	$1,797	$1,303	$2,391	$2,800
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.80%(D)	0.80%	0.79%	0.84%	0.77%	0.76%
Including waiver and/or reimbursement and recapture	0.81%(D)	0.81%	0.81%	0.81%	0.77%	0.76%
Net investment income (loss) to average net assets	0.50%(D)	0.72%	0.68%	0.89%	0.78%	0.77%
Portfolio turnover rate	53%(B)	110%	105%	98%	77%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$12.95	$13.31	$10.58	$9.98
Investment operations:
Net investment income (loss) (B)	0.04	0.10	0.09	0.07
Net realized and unrealized gain (loss)	0.52	2.17	3.55	0.59
Total investment operations	0.56	2.27	3.64	0.66
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.11)	(0.12)	(0.06)
Net realized gains	(1.71)	(2.52)	(0.79)	—
Total dividends and/or distributions to shareholders	(1.75)	(2.63)	(0.91)	(0.06)
Net asset value, end of period/year	$11.76	$12.95	$13.31	$10.58
Total return	5.07%(C)	20.18%	36.06%	6.56%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,109	$299	$205	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%(E)	0.55%	0.54%	0.59%(E)
Including waiver and/or reimbursement and recapture	0.55%(E)(F)	0.55%	0.54%(F)	0.55%(E)
Net investment income (loss) to average net assets	0.71%(E)	0.88%	0.69%	1.01%(E)
Portfolio turnover rate	53%(C)	110%	105%	98%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Core ESG (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $1,231.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Environmental, social and governance (“ESG”) investing risk: Applying the sub-adviser’s ESG criteria to its investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Applying ESG criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of ESG criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies that are identified by the sub-adviser as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and a company’s ESG practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment. There may be significant differences in views in what constitutes positive or negative ESG characteristics of a company. The sub-adviser’s ESG assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-ESG activities. ESG ratings and assessments of issuers can vary across third party data providers, and ESG data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of ESG investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its ESG strategy.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$163,912,429	94.92%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.45%
Over $250 million up to $750 million	0.44
Over $750 million	0.43
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.00%	March 1, 2027
Class I3, Class R6	0.57	March 1, 2027
Class R	1.15	March 1, 2027
Class R4	0.81	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R4	$—	$—	$81	$23	$104

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,006	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
TAM contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$5,112	$827
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$89,889,243	$—	$99,233,736	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$116,865,618	$60,039,014	$(4,208,184)	$55,830,830
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Core ESG

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
APPROVAL OF SUB-ADVISORY AGREEMENT
In December 2024, MetLife Investment Management, Inc. announced that it had agreed to enter into a transaction with PineBridge Investments, L.P., the parent company of PineBridge Investments, LLC (“PineBridge” or the “Sub-Adviser”), for the acquisition of 100% of the ownership interests in PineBridge (the “Transaction”). The Transaction, upon its closing, constituted an “assignment,” within the meaning of the Investment Company Act of 1940, as amended, of the investment sub-advisory agreement for Transamerica Inflation Opportunities, Transamerica Large Core ESG, Transamerica Large Value Opportunities and Transamerica Strategic Income (each a “Fund” and collectively, the “Funds”) between Transamerica Asset Management, Inc. (“TAM”) and PineBridge (the “Prior PineBridge Sub-Advisory Agreement”), resulting in its automatic termination.
In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”), at a meeting held on August 6-7, 2025, considered the retention of PineBridge as sub-adviser to the Funds and the approval of a new sub-advisory agreement for the Funds between TAM and PineBridge (the “New PineBridge Sub-Advisory Agreement”) to take effect upon the closing of the Transaction.
Following its review and consideration, the Board determined that the terms of the New PineBridge Sub-Advisory Agreement were reasonable and that the approval of the New PineBridge Sub-Advisory Agreement was in the best interests of each Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New PineBridge Sub-Advisory Agreement for an initial two-year term to take effect upon the closing of the Transaction.
The Board reviewed and considered whether the terms of the New PineBridge Sub-Advisory Agreement were reasonable and in the best interests of each Fund and its shareholders. To assist the Board in its consideration of the New PineBridge Sub-Advisory Agreement, the Board had requested and received from TAM and PineBridge certain materials and information in advance of the meeting. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards, and certain other considerations relevant to the Independent Board Members’ deliberations.
Among other matters, the Board considered:
 (a) that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to each Fund and its shareholders, including compliance services;
 (b) that PineBridge does not anticipate any restructuring of PineBridge’s management and operations following the Transaction, and that PineBridge will continue to have investment and operational autonomy;
 (c) that PineBridge will continue to have the capabilities, resources, and personnel necessary to provide services to the Funds based on an assessment of PineBridge, its investment personnel, and the services PineBridge currently provides to the Funds; and
 (d) that the New PineBridge Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to PineBridge.
In considering the New PineBridge Sub-Advisory Agreement, the Board also relied, as to PineBridge’s services, fees, profitability, and fallout benefits, on its prior deliberations in approving the renewal of the Prior PineBridge Sub-Advisory Agreement at the Board meeting held on June 11-12, 2025, as supplemented by the new information concerning the Transaction.
In their deliberations, the Board evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of its own business judgment. The Board based its decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New PineBridge Sub-Advisory Agreement is in the best interests of each Fund and its shareholders and unanimously approved the New PineBridge Sub-Advisory Agreement to take effect upon the closing of the Transaction.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA LRG CORE ESG 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Large Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (A)	2,215	$ 889,899
FTAI Aviation Ltd.	5,390	1,345,721
General Electric Co.	9,166	2,657,498
L3 Harris Technologies, Inc.	3,583	1,148,531
		6,041,649
Automobiles - 5.2%
Tesla, Inc. (A)	46,460	17,730,530
Banks - 0.3%
Wells Fargo & Co.	12,988	1,068,003
Biotechnology - 2.8%
Natera, Inc. (A)	3,902	804,436
Roivant Sciences Ltd. (A)	249,600	7,121,088
Vertex Pharmaceuticals, Inc. (A)	3,968	1,695,844
		9,621,368
Broadline Retail - 3.7%
Amazon.com, Inc. (A)	41,211	10,923,388
MercadoLibre, Inc. (A)	939	1,683,279
		12,606,667
Building Products - 0.1%
Builders FirstSource, Inc. (A)	5,009	396,162
Capital Markets - 1.4%
Interactive Brokers Group, Inc., Class A	9,560	760,020
Intercontinental Exchange, Inc.	13,015	2,057,541
KKR & Co., Inc.	10,076	1,051,330
Nasdaq, Inc.	11,070	1,017,444
		4,886,335
Chemicals - 0.5%
Sherwin-Williams Co.	5,785	1,860,514
Communications Equipment - 0.7%
Arista Networks, Inc. (A)	14,940	2,580,287
Consumer Finance - 0.2%
American Express Co.	2,289	739,461
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (A)	14,958	1,404,406
Walmart, Inc.	12,390	1,634,613
		3,039,019
Electrical Equipment - 0.5%
GE Vernova, Inc.	1,521	1,647,943
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	15,017	2,211,554
Coherent Corp. (A)	2,585	826,450
		3,038,004
Entertainment - 3.6%
Liberty Media Corp. - Liberty Formula One, Class C (A)	13,182	1,132,993
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Netflix, Inc. (A)	43,007	$ 4,025,885
ROBLOX Corp., Class A (A)	128,712	7,112,625
		12,271,503
Financial Services - 5.6%
Affirm Holdings, Inc. (A)	156,800	10,079,104
Federal National Mortgage Association (A)	510,647	4,177,093
Mastercard, Inc., Class A	8,408	4,228,551
Rocket Cos., Inc., Class A (A)	50,107	732,564
		19,217,312
Health Care Equipment & Supplies - 2.3%
Dexcom, Inc. (A)	15,921	948,096
Intuitive Surgical, Inc. (A)	1,722	788,004
Medline, Inc., Class A (A)	136,958	6,090,522
		7,826,622
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A (A)	4,700	733,059
Hotels, Restaurants & Leisure - 4.5%
Airbnb, Inc., Class A (A)	23,971	3,364,570
DoorDash, Inc., Class A (A)	53,052	8,947,220
Hilton Worldwide Holdings, Inc.	5,593	1,812,523
Royal Caribbean Cruises Ltd.	5,042	1,329,878
		15,454,191
Interactive Media & Services - 6.4%
Alphabet, Inc., Class A	39,730	15,288,104
Meta Platforms, Inc., Class A	10,977	6,716,936
		22,005,040
IT Services - 9.0%
Cloudflare, Inc., Class A (A)	111,431	22,840,012
Shopify, Inc., Class A (A)	61,876	7,495,040
Snowflake, Inc., Class A (A)	3,375	460,586
		30,795,638
Machinery - 0.3%
Cummins, Inc.	1,357	910,561
Media - 0.3%
EchoStar Corp., Class A (A)(B)	9,844	1,212,190
Oil, Gas & Consumable Fuels - 0.1%
Diamondback Energy, Inc.	1,658	340,934
Pharmaceuticals - 5.4%
Eli Lilly & Co.	6,055	5,659,003
Royalty Pharma PLC, Class A	259,732	13,009,976
		18,668,979
Real Estate Management & Development - 0.3%
Opendoor Technologies, Inc. (A)	226,960	1,221,045
Semiconductors & Semiconductor Equipment - 12.3%
Advanced Micro Devices, Inc. (A)	8,693	3,081,582
Analog Devices, Inc.	3,244	1,304,932
Broadcom, Inc.	27,725	11,573,247
KLA Corp.	1,906	3,336,167
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	2,846	$ 1,471,837
NVIDIA Corp.	108,677	21,688,669
		42,456,434
Software - 16.1%
AppLovin Corp., Class A (A)	23,350	10,422,272
Aurora Innovation, Inc. (A)	1,325,625	7,794,675
BitMine Immersion Technologies, Inc.	71,714	1,534,680
Cadence Design Systems, Inc. (A)	3,607	1,188,831
Circle Internet Group, Inc. (A)	27,189	2,470,936
Crowdstrike Holdings, Inc., Class A (A)	5,841	2,603,626
Intuit, Inc.	2,524	980,574
Microsoft Corp.	26,813	10,933,805
Oracle Corp.	13,245	2,137,611
Palantir Technologies, Inc., Class A (A)	33,426	4,649,891
Palo Alto Networks, Inc. (A)	9,827	1,762,178
PTC, Inc. (A)	6,776	923,569
Samsara, Inc., Class A (A)	15,742	452,425
Strategy, Inc., Class A (A)	44,736	7,401,571
		55,256,644
Specialty Retail - 1.2%
Lowe's Cos., Inc.	7,540	1,800,477
O'Reilly Automotive, Inc. (A)	14,851	1,476,189
Wayfair, Inc., Class A (A)	14,520	928,264
		4,204,930
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	57,610	15,632,474
IonQ, Inc. (A)(B)	139,932	6,313,732
Sandisk Corp. (A)	328	359,655
		22,305,861
Trading Companies & Distributors - 2.9%
Ferguson Enterprises, Inc.	4,788	1,281,795
QXO, Inc. (A)	440,000	8,830,800
		10,112,595
Total Common Stocks (Cost $191,963,369)		330,249,480
	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	6,471,855	$ 6,471,855
Total Other Investment Company (Cost $6,471,855)		6,471,855

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $15,162,370 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $15,465,225.	$ 15,161,801	15,161,801
	Total Repurchase Agreement (Cost $15,161,801)	15,161,801
	Total Investments Excluding Options Purchased (Cost $213,597,025)	351,883,136
	Total Options Purchased - 0.0% * (Cost $735,733)	62,916
	Total Investments (Cost $214,332,758)	351,946,052
	Net Other Assets (Liabilities) - (2.3)%	(8,139,896)
	Net Assets - 100.0%	$ 343,806,156
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	BCLY	USD	7.20	02/12/2027	USD	65,279,154	$171,514	$46,283
Put – USD vs. CNH	SCB	USD	7.32	12/17/2026	USD	66,165,409	187,248	16,409
Put – USD vs. CNH	SCB	USD	7.58	08/11/2026	USD	60,453,274	197,799	181
Put – USD vs. CNH	GSI	USD	7.71	05/13/2026	USD	43,043,185	179,172	43
Total							$735,733	$62,916
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$330,249,480	$—	$—	$330,249,480
Other Investment Company	6,471,855	—	—	6,471,855
Repurchase Agreement	—	15,161,801	—	15,161,801
Over-the-Counter Foreign Exchange Options Purchased	—	62,916	—	62,916
Total Investments	$336,721,335	$15,224,717	$—	$351,946,052
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $7,083,726, collateralized by cash collateral of $6,471,855 and non-cash collateral, such as U.S. government securities of $786,315. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
GSI	Goldman Sachs International
SCB	Standard Chartered Bank
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $199,170,957) (including securities loaned of $7,083,726)	$336,784,251
Repurchase agreement, at value (cost $15,161,801)	15,161,801
Foreign currency, at value (cost $2,018)	2,086
Receivables and other assets:
Investments sold	270,323
Net income from securities lending	1,841
Shares of beneficial interest sold	3,413
Dividends	18,582
Interest	568
Prepaid expenses	12,651
Total assets	352,255,516
Liabilities:
Cash collateral received upon return of:
Securities on loan	6,471,855
Cash collateral at broker for:
OTC derivatives (A)	120,000
Payables and other liabilities:
Investments purchased	1,494,799
Shares of beneficial interest redeemed	97,179
Investment management fees	177,233
Distribution and service fees	38,572
Transfer agent fees	1,848
Trustee and CCO fees	1,468
Audit and tax fees	15,060
Custody fees	8,674
Legal fees	2,657
Printing and shareholder reports fees	3,680
Other accrued expenses	16,335
Total liabilities	8,449,360
Net assets	$343,806,156
Net assets consist of:
Paid-in capital	$195,634,180
Total distributable earnings (accumulated losses)	148,171,976
Net assets	$343,806,156
Net assets by class:
Class I3	$243,070,339
Class R	97,366,667
Class R4	153,423
Class R6	3,215,727
Shares outstanding (unlimited shares, no par value):
Class I3	21,173,049
Class R	9,182,798
Class R4	13,772
Class R6	280,512
Net asset value per share: (B)
Class I3	$11.48
Class R	10.60
Class R4	11.14
Class R6	11.46

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)	Net asset value per share for Class I3, R, R4 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$466,117
Interest income	84,454
Net income from securities lending	4,219
Total investment income	554,790
Expenses:
Investment management fees	1,135,586
Distribution and service fees:
Class R	246,609
Class R4	188
Transfer agent fees:
Class I3	9,277
Class R	879
Class R4	6
Class R6	121
Trustee and CCO fees	7,813
Audit and tax fees	15,673
Custody fees	14,373
Legal fees	11,826
Printing and shareholder reports fees	5,557
Registration fees	25,570
Other	25,845
Total expenses before waiver and/or reimbursement and recapture	1,499,323
Expenses waived and/or reimbursed:
Class R4	(50)
Net expenses	1,499,273
Net investment income (loss)	(944,483)
Net realized gain (loss) on:
Investments	15,693,370
Net change in unrealized appreciation (depreciation) on:
Investments	(51,479,328)
Translation of assets and liabilities denominated in foreign currencies	37
Net change in unrealized appreciation (depreciation)	(51,479,291)
Net realized and change in unrealized gain (loss)	(35,785,921)
Net increase (decrease) in net assets resulting from operations	$(36,730,404)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$(944,483)	$(1,946,336)
Net realized gain (loss)	15,693,370	125,677,918
Net change in unrealized appreciation (depreciation)	(51,479,291)	30,078,769
Net increase (decrease) in net assets resulting from operations	(36,730,404)	153,810,351
Dividends and/or distributions to shareholders:
Class I3	(70,329,608)	(47,139,165)
Class R	(29,625,476)	(19,259,782)
Class R4	(43,133)	(23,632)
Class R6	(904,777)	(264,496)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(100,902,994)	(66,687,075)
Capital share transactions:
Proceeds from shares sold:
Class I3	394,168	3,578,683
Class R	3,052,765	8,965,731
Class R4	—	27,776
Class R6	284,766	1,281,317
	3,731,699	13,853,507
Dividends and/or distributions reinvested:
Class I3	70,329,608	47,139,165
Class R	29,625,476	19,259,782
Class R4	43,133	23,632
Class R6	904,777	264,496
	100,902,994	66,687,075
Cost of shares redeemed:
Class I3	(20,187,887)	(162,030,689)
Class R	(9,761,399)	(63,282,359)
Class R4	(14)	(2,205,210)
Class R6	(266,984)	(274,867)
	(30,216,284)	(227,793,125)
Net increase (decrease) in net assets resulting from capital share transactions	74,418,409	(147,252,543)
Net increase (decrease) in net assets	(63,214,989)	(60,129,267)
Net assets:
Beginning of period/year	407,021,145	467,150,412
End of period/year	$343,806,156	$407,021,145
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class I3	32,447	255,258
Class R	264,038	605,902
Class R4	—	1,724
Class R6	21,233	114,015
	317,718	976,899
Shares reinvested:
Class I3	5,846,185	3,401,094
Class R	2,661,768	1,463,509
Class R4	3,693	1,739
Class R6	75,335	19,097
	8,586,981	4,885,439
Shares redeemed:
Class I3	(1,601,614)	(10,154,088)
Class R	(825,679)	(4,190,940)
Class R4	(1)	(133,229)
Class R6	(22,723)	(19,794)
	(2,450,017)	(14,498,051)
Net increase (decrease) in shares outstanding:
Class I3	4,277,018	(6,497,736)
Class R	2,100,127	(2,121,529)
Class R4	3,692	(129,766)
Class R6	73,845	113,318
	6,454,682	(8,635,713)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$17.10	$14.40	$9.55	$9.03	$20.56	$17.03
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.05)	(0.03)	(0.02)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	(1.32)	5.61	4.88	0.66	(7.68)	6.42
Total investment operations	(1.34)	5.56	4.85	0.64	(7.72)	6.35
Dividends and/or distributions to shareholders:
Net realized gains	(4.28)	(2.86)	—	(0.12)	(3.81)	(2.82)
Net asset value, end of period/year	$11.48	$17.10	$14.40	$9.55	$9.03	$20.56
Total return	(8.99)%(B)	43.26%	50.79%	7.21%	(45.20)%	39.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$243,070	$288,842	$336,765	$290,665	$303,089	$971,642
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(C)	0.73%	0.71%	0.72%	0.70%	0.69%
Including waiver and/or reimbursement and recapture	0.72%(C)	0.73%	0.71%	0.72%	0.70%	0.69%
Net investment income (loss) to average net assets	(0.40)%(C)	(0.37)%	(0.25)%	(0.16)%	(0.32)%	(0.36)%
Portfolio turnover rate	17%(B)	56%	32%	36%	60%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$16.16	$13.80	$9.20	$8.75	$20.13	$16.79
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.12)	(0.09)	(0.06)	(0.09)	(0.16)
Net realized and unrealized gain (loss)	(1.23)	5.34	4.69	0.63	(7.48)	6.32
Total investment operations	(1.28)	5.22	4.60	0.57	(7.57)	6.16
Dividends and/or distributions to shareholders:
Net realized gains	(4.28)	(2.86)	—	(0.12)	(3.81)	(2.82)
Net asset value, end of period/year	$10.60	$16.16	$13.80	$9.20	$8.75	$20.13
Total return	(9.19)%(B)	42.56%	50.00%	6.63%	(45.47)%	39.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$97,367	$114,481	$127,060	$92,098	$92,615	$200,390
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21%(C)	1.22%	1.20%	1.21%	1.19%	1.18%
Including waiver and/or reimbursement and recapture	1.21%(C)	1.22%	1.20%	1.21%	1.19%	1.18%
Net investment income (loss) to average net assets	(0.90)%(C)	(0.87)%	(0.75)%	(0.65)%	(0.81)%	(0.86)%
Portfolio turnover rate	17%(B)	56%	32%	36%	60%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$16.73	$14.17	$9.42	$8.92	$20.40	$16.94
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.07)	(0.05)	(0.03)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	(1.28)	5.49	4.80	0.65	(7.61)	6.39
Total investment operations	(1.31)	5.42	4.75	0.62	(7.67)	6.28
Dividends and/or distributions to shareholders:
Net realized gains	(4.28)	(2.86)	—	(0.12)	(3.81)	(2.82)
Net asset value, end of period/year	$11.14	$16.73	$14.17	$9.42	$8.92	$20.40
Total return	(9.02)% (B)	42.92%	50.42%	7.07%	(45.34)%	39.52%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$153	$169	$1,982	$4,362	$16,757	$64,361
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97%(C)	0.98%	0.96%	0.97%	0.95%	0.94%
Including waiver and/or reimbursement and recapture	0.90%(C)	0.91%(D)	0.90%	0.91%(D)	0.90%	0.90%
Net investment income (loss) to average net assets	(0.59)%(C)	(0.43)%	(0.42)%	(0.33)%	(0.53)%	(0.58)%
Portfolio turnover rate	17%(B)	56%	32%	36%	60%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest expense outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$17.08	$14.38	$9.55	$9.02	$20.55	$17.92
Investment operations:
Net investment income (loss) (B)	(0.02)	(0.06)	(0.03)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	(1.32)	5.62	4.86	0.66	(7.69)	2.67
Total investment operations	(1.34)	5.56	4.83	0.65	(7.72)	2.63
Dividends and/or distributions to shareholders:
Net realized gains	(4.28)	(2.86)	—	(0.12)	(3.81)	—
Net asset value, end of period/year	$11.46	$17.08	$14.38	$9.55	$9.02	$20.55
Total return	(9.00)%(C)	43.31%	50.58%	7.22%	(45.25)%	14.73%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,216	$3,529	$1,343	$832	$20,288	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(D)	0.72%	0.71%	0.70%	0.69%	0.69%(D)
Including waiver and/or reimbursement and recapture	0.72%(D)	0.72%	0.71%(E)	0.70%	0.69%	0.69%(D)
Net investment income (loss) to average net assets	(0.40)%(D)	(0.39)%	(0.25)%	(0.08)%	(0.31)%	(0.45)%(D)
Portfolio turnover rate	17%(C)	56%	32%	36%	60%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $311.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$6,471,855	$—	$—	$—	$6,471,855
Total Borrowings	$6,471,855	$—	$—	$—	$6,471,855
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Fund is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into option contracts to manage exposure to various market fluctuations. The Fund may purchase or write call and put options on securities and derivative instruments in which the Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on foreign currency: The Fund may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at April 30, 2026, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$62,916	$—	$—	$—	$62,916
Total	$—	$62,916	$—	$—	$—	$62,916

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions	$—	$(580,649)	$—	$—	$—	$(580,649)
Total	$—	$(580,649)	$—	$—	$—	$(580,649)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$203,794	$—	$—	$—	$203,794
Total	$—	$203,794	$—	$—	$—	$203,794

(A)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Options:
Average value of option contracts purchased	$118,280
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2026. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Barclays Bank PLC	$46,283	$—	$(46,283)	$—	$—	$—	$—	$—
Goldman Sachs & Co.	43	—	—	43	—	—	—	—
Standard Chartered Bank	16,590	—	(16,590)	—	—	—	—	—
Total	$62,916	$—	$(62,873)	$43	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$327,131,557	95.15%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.650%
Over $1 billion up to $1.5 billion	0.635
Over $1.5 billion up to $2 billion	0.615
Over $2 billion up to $3 billion	0.605
Over $3 billion up to $4 billion	0.590
Over $4 billion up to $5 billion	0.575
Over $5 billion up to $7 billion	0.570
Over $7 billion	0.550
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3, Class R6	0.74%	March 1, 2027
Class R	1.25	March 1, 2027
Class R4	0.90	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R4	$2,027	$2,600	$295	$50	$4,972

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R	0.50%
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3 and Class R6.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$9,404	$1,467
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$57,652,399	$983,606	$84,439,974	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$214,332,758	$146,030,614	$(8,417,320)	$137,613,294
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA LRG GROWTH 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Large Value Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 3.0%
General Dynamics Corp.	7,647	$ 2,632,862
General Electric Co.	5,556	1,610,851
HEICO Corp.	546	147,376
Howmet Aerospace, Inc.	816	198,321
Lockheed Martin Corp.	1,272	658,858
Northrop Grumman Corp.	1,580	915,578
RTX Corp.	3,084	543,000
		6,706,846
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	3,832	566,715
United Parcel Service, Inc., Class B	3,904	424,755
		991,470
Automobiles - 1.7%
Ford Motor Co.	184,267	2,225,945
General Motors Co.	22,146	1,702,806
		3,928,751
Banks - 8.7%
Bank of America Corp.	89,030	4,759,544
Citigroup, Inc.	18,694	2,392,458
Citizens Financial Group, Inc.	11,071	720,168
East West Bancorp, Inc.	8,527	1,078,410
JPMorgan Chase & Co.	25,929	8,121,741
PNC Financial Services Group, Inc.	1,616	360,368
Regions Financial Corp.	20,138	574,940
U.S. Bancorp	30,236	1,713,172
		19,720,801
Beverages - 1.7%
Coca-Cola Co.	1,345	105,932
PepsiCo, Inc.	23,382	3,705,813
		3,811,745
Biotechnology - 1.4%
AbbVie, Inc.	8,986	1,898,921
Amgen, Inc.	587	203,249
Exelixis, Inc. (A)	4,007	178,151
Incyte Corp. (A)	7,551	719,384
United Therapeutics Corp. (A)	291	166,263
Vertex Pharmaceuticals, Inc. (A)	164	70,090
		3,236,058
Building Products - 2.0%
A.O. Smith Corp.	11,107	686,857
Allegion PLC	4,784	657,704
Johnson Controls International PLC	10,464	1,528,058
Trane Technologies PLC	3,422	1,685,472
		4,558,091
Capital Markets - 3.7%
Ameriprise Financial, Inc.	3,231	1,534,047
Charles Schwab Corp.	2,991	274,095
Goldman Sachs Group, Inc.	3,955	3,653,510
Interactive Brokers Group, Inc., Class A	16,289	1,294,976
Moody's Corp.	1,412	652,132
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	1,532	$ 291,984
Nasdaq, Inc.	6,634	609,731
		8,310,475
Chemicals - 0.7%
Ecolab, Inc.	4,244	1,105,986
Linde PLC	1,050	526,197
		1,632,183
Communications Equipment - 2.3%
Arista Networks, Inc. (A)	5,506	950,941
Cisco Systems, Inc.	34,512	3,157,848
F5, Inc. (A)	1,764	571,360
Motorola Solutions, Inc.	1,071	470,201
		5,150,350
Consumer Finance - 0.4%
American Express Co.	810	261,671
Capital One Financial Corp.	2,086	399,052
Synchrony Financial	3,867	294,665
		955,388
Consumer Staples Distribution & Retail - 2.8%
Costco Wholesale Corp.	2,049	2,078,772
Dollar General Corp.	16,028	1,857,325
Dollar Tree, Inc. (A)	1,974	191,695
Sysco Corp.	25,474	1,903,162
Walmart, Inc.	3,142	414,524
		6,445,478
Containers & Packaging - 0.2%
Ball Corp.	8,066	492,671
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	128,103	3,347,331
Verizon Communications, Inc.	18,255	876,788
		4,224,119
Electric Utilities - 2.3%
Edison International	21,418	1,488,337
Exelon Corp.	32,014	1,472,324
FirstEnergy Corp.	14,873	706,765
PG&E Corp.	92,438	1,536,319
		5,203,745
Electrical Equipment - 0.6%
Eaton Corp. PLC	3,056	1,323,279
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	5,359	1,134,286
Energy Equipment & Services - 0.9%
Baker Hughes Co.	24,283	1,691,797
TechnipFMC PLC	3,144	237,592
		1,929,389
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment - 0.9%
Netflix, Inc. (A)	7,911	$ 740,549
Walt Disney Co.	13,109	1,360,059
		2,100,608
Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B (A)	5,068	2,400,205
Block, Inc. (A)	1,330	93,778
Mastercard, Inc., Class A	4,015	2,019,224
Toast, Inc., Class A (A)	12,374	352,906
		4,866,113
Food Products - 0.1%
Pilgrim's Pride Corp.	10,083	333,747
Gas Utilities - 0.5%
UGI Corp.	33,702	1,216,305
Ground Transportation - 1.3%
JB Hunt Transport Services, Inc.	1,552	390,375
Uber Technologies, Inc. (A)	10,912	814,144
Union Pacific Corp.	6,217	1,675,357
		2,879,876
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	3,642	330,657
Medtronic PLC	27,957	2,263,678
ResMed, Inc.	9,627	2,058,349
STERIS PLC	2,636	571,696
		5,224,380
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	5,611	1,082,250
Cencora, Inc.	455	140,144
HCA Healthcare, Inc.	5,239	2,276,083
Labcorp Holdings, Inc.	4,797	1,231,870
McKesson Corp.	1,389	1,132,313
Tenet Healthcare Corp. (A)	3,013	533,663
		6,396,323
Health Care REITs - 0.2%
Healthcare Realty Trust, Inc.	19,693	368,259
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	1,409	282,589
Domino's Pizza, Inc.	306	103,862
McDonald's Corp.	12,235	3,592,074
		3,978,525
Household Products - 3.5%
Clorox Co.	4,577	441,406
Colgate-Palmolive Co.	20,876	1,781,975
Kimberly-Clark Corp.	14,920	1,468,576
Procter & Gamble Co.	28,241	4,153,969
		7,845,926
Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	136,727	1,975,705
Industrial Conglomerates - 0.1%
3M Co.	1,967	288,205
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 1.1%
Prologis, Inc.	17,268	$ 2,452,401
Insurance - 4.0%
Aflac, Inc.	7,539	856,958
Allstate Corp.	11,957	2,597,778
American International Group, Inc.	2,548	190,590
Chubb Ltd.	2,051	670,677
Cincinnati Financial Corp.	9,204	1,505,775
Hartford Insurance Group, Inc.	17,867	2,444,384
Markel Group, Inc. (A)	412	730,258
		8,996,420
Interactive Media & Services - 12.1%
Alphabet, Inc., Class A	42,806	16,471,749
Alphabet, Inc., Class C	2,614	998,391
Meta Platforms, Inc., Class A	16,406	10,038,995
		27,509,135
IT Services - 1.7%
Accenture PLC, Class A	11,809	2,110,387
Cognizant Technology Solutions Corp., Class A	3,489	184,568
International Business Machines Corp.	7,144	1,650,121
		3,945,076
Life Sciences Tools & Services - 0.3%
Medpace Holdings, Inc. (A)	896	375,119
Qiagen NV	6,599	228,194
		603,313
Machinery - 2.6%
Illinois Tool Works, Inc.	9,505	2,452,385
Otis Worldwide Corp.	12,720	990,633
PACCAR, Inc.	21,576	2,563,229
		6,006,247
Media - 0.2%
New York Times Co., Class A	1,399	110,563
News Corp., Class A	12,760	335,843
		446,406
Metals & Mining - 0.6%
Newmont Corp.	12,191	1,354,298
Multi-Utilities - 0.1%
Sempra	2,473	235,232
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	12,095	2,338,085
ConocoPhillips	19,667	2,473,715
EQT Corp.	5,069	304,546
Expand Energy Corp.	4,468	456,406
Exxon Mobil Corp.	34,337	5,299,229
Valero Energy Corp.	2,562	647,110
		11,519,091
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	40,414	2,448,684
Johnson & Johnson	8,274	1,901,779
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	17,516	$ 1,912,397
Pfizer, Inc.	20,390	544,413
		6,807,273
Professional Services - 1.6%
Automatic Data Processing, Inc.	10,234	2,168,994
Broadridge Financial Solutions, Inc.	5,623	865,830
Genpact Ltd.	7,074	245,822
Jacobs Solutions, Inc.	435	56,293
Leidos Holdings, Inc.	1,915	285,756
		3,622,695
Retail REITs - 0.4%
Kimco Realty Corp.	37,570	888,155
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	3,828	1,510,108
Cirrus Logic, Inc. (A)	1,127	183,791
Intel Corp. (A)	1,887	178,284
Lam Research Corp.	8,319	2,145,137
Micron Technology, Inc.	7,937	4,104,699
NVIDIA Corp.	11,092	2,213,631
QUALCOMM, Inc.	3,418	613,804
		10,949,454
Software - 2.6%
Adobe, Inc. (A)	7,629	1,877,497
Autodesk, Inc. (A)	1,715	406,455
Docusign, Inc. (A)	5,173	237,906
Fortinet, Inc. (A)	6,069	511,677
Gen Digital, Inc.	9,830	189,621
Intuit, Inc.	4,101	1,593,239
Palantir Technologies, Inc., Class A (A)	766	106,558
PTC, Inc. (A)	1,134	154,564
Salesforce, Inc.	4,372	771,789
		5,849,306
Specialized REITs - 0.7%
VICI Properties, Inc.	50,890	1,485,988
Specialty Retail - 0.9%
Best Buy Co., Inc.	2,827	171,005
Home Depot, Inc.	4,858	1,597,311
Ross Stores, Inc.	857	195,216
		1,963,532
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	8,279	$ 2,246,507
Seagate Technology Holdings PLC	4,477	3,015,886
Western Digital Corp.	1,021	443,645
		5,706,038
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp.	1,918	687,872
Tobacco - 0.9%
Altria Group, Inc.	26,965	1,959,007
Trading Companies & Distributors - 0.6%
Ferguson Enterprises, Inc.	4,940	1,322,487
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	6,290	1,229,695
Total Common Stocks (Cost $197,267,131)		222,768,218
EXCHANGE-TRADED FUND - 1.4%
U.S. Equity Fund - 1.4%
iShares Russell 1000 Value ETF (B)	13,657	3,158,181
Total Exchange-Traded Fund (Cost $2,823,212)		3,158,181

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $710,076 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $724,360.	$ 710,050	710,050
Total Repurchase Agreement (Cost $710,050)		710,050
Total Investments (Cost $200,800,393)		226,636,449
Net Other Assets (Liabilities) - 0.0%*		92,523
Net Assets - 100.0%		$ 226,728,972
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$222,768,218	$—	$—	$222,768,218
Exchange-Traded Fund	3,158,181	—	—	3,158,181
Repurchase Agreement	—	710,050	—	710,050
Total Investments	$225,926,399	$710,050	$—	$226,636,449
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $200,090,343)	$225,926,399
Repurchase agreement, at value (cost $710,050)	710,050
Receivables and other assets:
Net income from securities lending	198
Shares of beneficial interest sold	18,022
Dividends	200,269
Interest	27
Prepaid expenses	12,539
Total assets	226,867,504
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	2,540
Investment management fees	80,460
Distribution and service fees	19,686
Transfer agent fees	1,256
Trustee and CCO fees	998
Audit and tax fees	12,685
Custody fees	5,200
Legal fees	4,003
Printing and shareholder reports fees	1,650
Other accrued expenses	10,054
Total liabilities	138,532
Net assets	$226,728,972
Net assets consist of:
Paid-in capital	$186,494,188
Total distributable earnings (accumulated losses)	40,234,784
Net assets	$226,728,972
Net assets by class:
Class I3	$173,327,062
Class R	43,804,539
Class R4	9,597,371
Shares outstanding (unlimited shares, no par value):
Class I3	18,779,667
Class R	4,730,066
Class R4	1,036,571
Net asset value per share: (A)
Class I3	$9.23
Class R	9.26
Class R4	9.26

(A)	Net asset value per share for Class I3, R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$2,268,539
Interest income	3,923
Net income from securities lending	2,983
Total investment income	2,275,445
Expenses:
Investment management fees	522,521
Distribution and service fees:
Class R	107,139
Class R4	11,409
Transfer agent fees:
Class I3	6,760
Class R	365
Class R4	342
Trustee and CCO fees	5,159
Audit and tax fees	13,038
Custody fees	9,500
Legal fees	13,128
Printing and shareholder reports fees	3,696
Registration fees	18,339
Other	14,281
Total expenses before waiver and/or reimbursement and recapture	725,677
Expenses waived and/or reimbursed:
Class R	(3,896)
Class R4	(1,144)
Recapture of previously waived and/or reimbursed fees:
Class R	9
Net expenses	720,646
Net investment income (loss)	1,554,799
Net realized gain (loss) on:
Investments	15,330,533
Net change in unrealized appreciation (depreciation) on:
Investments	779,204
Net realized and change in unrealized gain (loss)	16,109,737
Net increase (decrease) in net assets resulting from operations	$17,664,536
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$1,554,799	$3,991,255
Net realized gain (loss)	15,330,533	33,901,050
Net change in unrealized appreciation (depreciation)	779,204	(20,894,545)
Net increase (decrease) in net assets resulting from operations	17,664,536	16,997,760
Dividends and/or distributions to shareholders:
Class I3	(23,390,383)	(37,787,622)
Class R	(5,231,805)	(9,002,925)
Class R4	(1,109,637)	(1,764,870)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(29,731,825)	(48,555,417)
Capital share transactions:
Proceeds from shares sold:
Class I3	801,064	4,558,710
Class R	552,376	599,947
Class R4	1,246,754	1,856,858
	2,600,194	7,015,515
Dividends and/or distributions reinvested:
Class I3	23,390,383	37,787,622
Class R	5,231,805	9,002,925
Class R4	1,109,637	1,764,870
	29,731,825	48,555,417
Cost of shares redeemed:
Class I3	(26,492,638)	(96,267,979)
Class R	(3,948,131)	(24,302,438)
Class R4	(1,078,527)	(3,745,612)
	(31,519,296)	(124,316,029)
Net increase (decrease) in net assets resulting from capital share transactions	812,723	(68,745,097)
Net increase (decrease) in net assets	(11,254,566)	(100,302,754)
Net assets:
Beginning of period/year	237,983,538	338,286,292
End of period/year	$226,728,972	$237,983,538
Capital share transactions - shares:
Shares issued:
Class I3	88,035	459,094
Class R	59,349	61,437
Class R4	137,237	194,457
	284,621	714,988
Shares reinvested:
Class I3	2,661,628	4,053,502
Class R	593,261	963,034
Class R4	125,836	188,755
	3,380,725	5,205,291
Shares redeemed:
Class I3	(2,854,225)	(8,774,226)
Class R	(408,888)	(2,237,904)
Class R4	(116,470)	(374,144)
	(3,379,583)	(11,386,274)
Net increase (decrease) in shares outstanding:
Class I3	(104,562)	(4,261,630)
Class R	243,722	(1,213,433)
Class R4	146,603	9,068
	285,763	(5,465,995)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.80	$11.38	$8.75	$9.59	$11.49	$8.16
Investment operations:
Net investment income (loss) (A)	0.07	0.16	0.17	0.19	0.19	0.21
Net realized and unrealized gain (loss)	0.62	0.49	2.65	(0.24)	(0.28)	3.33
Total investment operations	0.69	0.65	2.82	(0.05)	(0.09)	3.54
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.18)	(0.19)	(0.18)	(0.20)	(0.21)
Net realized gains	(1.19)	(2.05)	—	(0.61)	(1.61)	—
Total dividends and/or distributions to shareholders	(1.26)	(2.23)	(0.19)	(0.79)	(1.81)	(0.21)
Net asset value, end of period/year	$9.23	$9.80	$11.38	$8.75	$9.59	$11.49
Total return	7.73%(B)	6.93%	32.39%	(0.72)%	(1.20)%	43.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$173,327	$185,132	$263,302	$224,564	$259,718	$313,063
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.52%(D)	0.52%	0.50%	0.50%	0.50%	0.49%
Including waiver and/or reimbursement and recapture	0.52%(D)	0.52%	0.50%	0.50%	0.50%	0.49%(E)
Net investment income (loss) to average net assets	1.44%(D)	1.65%	1.65%	2.07%	1.87%	2.04%
Portfolio turnover rate	56%(B)	123%	114%	111%	119%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.83	$11.39	$8.77	$9.61	$11.50	$8.17
Investment operations:
Net investment income (loss) (A)	0.04	0.12	0.12	0.15	0.14	0.16
Net realized and unrealized gain (loss)	0.63	0.49	2.63	(0.24)	(0.27)	3.33
Total investment operations	0.67	0.61	2.75	(0.09)	(0.13)	3.49
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.12)	(0.13)	(0.14)	(0.15)	(0.16)
Net realized gains	(1.19)	(2.05)	—	(0.61)	(1.61)	—
Total dividends and/or distributions to shareholders	(1.24)	(2.17)	(0.13)	(0.75)	(1.76)	(0.16)
Net asset value, end of period/year	$9.26	$9.83	$11.39	$8.77	$9.61	$11.50
Total return	7.43%(B)	6.52%	31.56%	(1.22)%	(1.63)%	42.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,805	$44,105	$64,945	$55,174	$61,830	$70,159
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.02%(D)	1.01%	1.00%	1.00%	0.99%	0.98%
Including waiver and/or reimbursement and recapture	1.00%(D)	1.00%	1.00%(E)	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets	0.95%(D)	1.17%	1.15%	1.57%	1.37%	1.53%
Portfolio turnover rate	56%(B)	123%	114%	111%	119%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.83	$11.40	$8.77	$9.61	$11.51	$8.17
Investment operations:
Net investment income (loss) (A)	0.05	0.14	0.14	0.17	0.16	0.19
Net realized and unrealized gain (loss)	0.63	0.49	2.65	(0.24)	(0.28)	3.34
Total investment operations	0.68	0.63	2.79	(0.07)	(0.12)	3.53
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.15)	(0.16)	(0.16)	(0.17)	(0.19)
Net realized gains	(1.19)	(2.05)	—	(0.61)	(1.61)	—
Total dividends and/or distributions to shareholders	(1.25)	(2.20)	(0.16)	(0.77)	(1.78)	(0.19)
Net asset value, end of period/year	$9.26	$9.83	$11.40	$8.77	$9.61	$11.51
Total return	7.58% (B)	6.74%	32.01%	(0.97)%	(1.46)%	43.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,597	$8,747	$10,039	$6,968	$9,087	$10,065
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.78%(D)	0.77%	0.75%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.75%(D)	0.75%	0.75%(E)	0.75%(E)	0.75%(E)	0.75%
Net investment income (loss) to average net assets	1.19%(D)	1.40%	1.39%	1.82%	1.61%	1.83%
Portfolio turnover rate	56%(B)	123%	114%	111%	119%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Value Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I3, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $2,926.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$222,851,907	98.29%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.45%
Over $250 million up to $750 million	0.44
Over $750 million	0.43
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3	0.65%	March 1, 2027
Class R	1.00	March 1, 2027
Class R4	0.75	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R	$—	$—	$5,066	$3,896	$8,962
Class R4	62	590	1,802	1,144	3,598

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R	0.50%
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$7,115	$1,107
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$132,919,396	$—	$160,189,560	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$200,800,393	$35,572,103	$(9,736,047)	$25,836,056
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Large Value Opportunities

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
APPROVAL OF SUB-ADVISORY AGREEMENT
In December 2024, MetLife Investment Management, Inc. announced that it had agreed to enter into a transaction with PineBridge Investments, L.P., the parent company of PineBridge Investments, LLC (“PineBridge” or the “Sub-Adviser”), for the acquisition of 100% of the ownership interests in PineBridge (the “Transaction”). The Transaction, upon its closing, constituted an “assignment,” within the meaning of the Investment Company Act of 1940, as amended, of the investment sub-advisory agreement for Transamerica Inflation Opportunities, Transamerica Large Core ESG, Transamerica Large Value Opportunities and Transamerica Strategic Income (each a “Fund” and collectively, the “Funds”) between Transamerica Asset Management, Inc. (“TAM”) and PineBridge (the “Prior PineBridge Sub-Advisory Agreement”), resulting in its automatic termination.
In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”), at a meeting held on August 6-7, 2025, considered the retention of PineBridge as sub-adviser to the Funds and the approval of a new sub-advisory agreement for the Funds between TAM and PineBridge (the “New PineBridge Sub-Advisory Agreement”) to take effect upon the closing of the Transaction.
Following its review and consideration, the Board determined that the terms of the New PineBridge Sub-Advisory Agreement were reasonable and that the approval of the New PineBridge Sub-Advisory Agreement was in the best interests of each Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New PineBridge Sub-Advisory Agreement for an initial two-year term to take effect upon the closing of the Transaction.
The Board reviewed and considered whether the terms of the New PineBridge Sub-Advisory Agreement were reasonable and in the best interests of each Fund and its shareholders. To assist the Board in its consideration of the New PineBridge Sub-Advisory Agreement, the Board had requested and received from TAM and PineBridge certain materials and information in advance of the meeting. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards, and certain other considerations relevant to the Independent Board Members’ deliberations.
Among other matters, the Board considered:
 (a) that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to each Fund and its shareholders, including compliance services;
 (b) that PineBridge does not anticipate any restructuring of PineBridge’s management and operations following the Transaction, and that PineBridge will continue to have investment and operational autonomy;
 (c) that PineBridge will continue to have the capabilities, resources, and personnel necessary to provide services to the Funds based on an assessment of PineBridge, its investment personnel, and the services PineBridge currently provides to the Funds; and
 (d) that the New PineBridge Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to PineBridge.
In considering the New PineBridge Sub-Advisory Agreement, the Board also relied, as to PineBridge’s services, fees, profitability, and fallout benefits, on its prior deliberations in approving the renewal of the Prior PineBridge Sub-Advisory Agreement at the Board meeting held on June 11-12, 2025, as supplemented by the new information concerning the Transaction.
In their deliberations, the Board evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of its own business judgment. The Board based its decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New PineBridge Sub-Advisory Agreement is in the best interests of each Fund and its shareholders and unanimously approved the New PineBridge Sub-Advisory Agreement to take effect upon the closing of the Transaction.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA LRG VAL OPS 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Long Credit
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 86.7%
Aerospace & Defense - 2.7%
Boeing Co.
3.83%, 03/01/2059	$ 650,000	$ 437,465
5.81%, 05/01/2050	297,000	289,413
5.93%, 05/01/2060	553,000	535,417
6.86%, 05/01/2054	916,000	1,017,527
General Electric Co.
4.13%, 10/09/2042	406,000	341,407
Honeywell Aerospace, Inc.
5.73%, 03/16/2056 (A)	414,000	407,188
RTX Corp.
4.15%, 05/15/2045	592,000	483,587
4.63%, 11/16/2048	914,000	778,201
		4,290,205
Automobile Components - 0.5%
Aptiv Swiss Holdings Ltd.
4.15%, 05/01/2052	408,000	296,814
Lear Corp.
3.55%, 01/15/2052	609,000	400,482
		697,296
Automobiles - 0.2%
General Motors Co.
6.25%, 10/02/2043	290,000	287,570
Banks - 8.4%
Bank of America Corp.
Fixed until 04/22/2041, 3.31% (B), 04/22/2042	395,000	302,660
Fixed until 03/20/2050, 4.08% (B), 03/20/2051	916,000	714,314
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	1,539,000	1,515,188
Barclays PLC
Fixed until 08/11/2045, 5.86% (B), 08/11/2046	621,000	615,168
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	1,197,000	1,035,533
Goldman Sachs Group, Inc.
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	1,206,000	1,179,030
Fixed until 01/21/2046, 5.54% (B), 01/21/2047	583,000	557,492
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	390,000	380,383
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (A)	487,000	578,952
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (B), 04/22/2041	2,145,000	1,640,591
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	179,000	177,930
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	327,000	321,689
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	609,000	621,613
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 07/22/2037, 3.97% (B), 07/22/2038	$ 577,000	$ 506,601
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	330,000	321,162
Fixed until 11/19/2054, 5.52% (B), 11/19/2055	203,000	193,169
Fixed until 03/13/2046, 5.90% (B), 03/13/2047	607,000	608,124
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	221,000	229,168
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (B), 01/25/2041	200,000	196,143
UBS Group AG
Fixed until 03/23/2036, 5.01% (B), 03/23/2037 (A)	345,000	334,499
Wells Fargo & Co.
4.75%, 12/07/2046	1,413,000	1,192,269
		13,221,678
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,549,000	1,307,247
Biotechnology - 2.1%
Amgen, Inc.
4.20%, 02/22/2052	470,000	364,095
5.75%, 03/02/2063	700,000	669,030
CSL Finance PLC
4.95%, 04/27/2062 (A)	1,013,000	854,690
Gilead Sciences, Inc.
5.50%, 11/15/2054	729,000	701,313
5.55%, 10/15/2053	376,000	363,353
Royalty Pharma PLC
5.90%, 09/02/2054	378,000	368,666
		3,321,147
Building Products - 2.0%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	986,000	850,543
Carlisle Cos., Inc.
5.55%, 09/15/2040	662,000	655,770
Carrier Global Corp.
6.20%, 03/15/2054	420,000	441,337
CRH America Finance, Inc.
5.88%, 01/09/2055	446,000	443,265
Owens Corning
4.30%, 07/15/2047	407,000	325,815
Vulcan Materials Co.
5.70%, 12/01/2054	404,000	393,976
		3,110,706
Chemicals - 1.2%
LYB International Finance BV
4.88%, 03/15/2044	385,000	320,431
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien Ltd.
5.00%, 04/01/2049	$ 870,000	$ 770,972
OCP SA
6.88%, 04/25/2044 (C)	200,000	202,523
Westlake Corp.
6.38%, 11/15/2055	628,000	620,924
		1,914,850
Commercial Services & Supplies - 2.0%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	369,000	378,549
Equifax, Inc.
7.00%, 07/01/2037	957,000	1,054,969
Moody's Corp.
3.25%, 05/20/2050	869,000	577,506
Siemens Funding BV
5.90%, 05/28/2065 (A)	737,000	749,996
TR Finance LLC
5.85%, 04/15/2040	337,000	329,649
		3,090,669
Communications Equipment - 5.0%
AT&T, Inc.
3.50%, 09/15/2053	1,670,000	1,081,515
3.55%, 09/15/2055	2,159,000	1,390,220
3.80%, 12/01/2057	331,000	220,635
Corning, Inc.
4.38%, 11/15/2057	572,000	448,256
Nokia OYJ
6.63%, 05/15/2039	361,000	380,573
Orange SA
5.75%, 01/13/2056 (A)	314,000	311,715
Telefonica Emisiones SA
5.52%, 03/01/2049	408,000	370,255
T-Mobile USA, Inc.
3.30%, 02/15/2051	197,000	127,705
4.50%, 04/15/2050	682,000	546,532
5.65%, 01/15/2053	733,000	687,912
5.70%, 01/15/2056	243,000	229,362
Verizon Communications, Inc.
2.99%, 10/30/2056	380,000	221,430
3.70%, 03/22/2061	1,953,000	1,293,233
Vodafone Group PLC
5.75%, 06/28/2054	580,000	550,547
		7,859,890
Construction & Engineering - 0.3%
Mexico City Airport Trust
5.50%, 07/31/2047 (C)	554,000	481,468
Consumer Staples Distribution & Retail - 2.6%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	982,000	659,065
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (A)	601,000	575,909
Home Depot, Inc.
4.25%, 04/01/2046	1,262,000	1,044,209
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Lowe's Cos., Inc.
3.00%, 10/15/2050	$ 639,000	$ 395,252
4.25%, 04/01/2052	609,000	469,399
McDonald's Corp.
3.63%, 09/01/2049	547,000	393,355
Starbucks Corp.
4.50%, 11/15/2048	571,000	469,661
		4,006,850
Containers & Packaging - 0.6%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054	624,000	602,779
Sonoco Products Co.
5.75%, 11/01/2040	384,000	382,988
		985,767
Diversified REITs - 0.4%
VICI Properties LP
6.13%, 04/01/2054	646,000	625,903
Electric Utilities - 10.9%
Appalachian Power Co.
4.45%, 06/01/2045	852,000	698,784
Arizona Public Service Co.
5.90%, 08/15/2055	463,000	455,215
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	610,000	520,902
Black Hills Corp.
4.20%, 09/15/2046	1,264,000	989,226
Comision Federal de Electricidad
4.68%, 02/09/2051 (A)	800,000	586,334
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	1,704,000	1,237,539
Constellation Energy Generation LLC
5.88%, 01/15/2066	564,000	541,812
DTE Electric Co.
4.05%, 05/15/2048	625,000	487,626
Duke Energy Corp.
5.70%, 09/15/2055	532,000	500,706
Duke Energy Progress LLC
5.55%, 03/15/2055	1,292,000	1,237,495
Electricite de France SA
5.00%, 09/21/2048 (A)	516,000	438,786
ENEL Finance International NV
5.75%, 09/30/2055 (A)	662,000	620,167
Entergy Arkansas LLC
4.20%, 04/01/2049	1,007,000	789,441
Evergy Metro, Inc.
4.20%, 03/15/2048	852,000	674,964
FirstEnergy Corp.
4.85%, 07/15/2047	892,000	766,658
Generadora de Gatun SA
6.87%, 09/30/2044 (A)(D)	334,000	334,000
Interstate Power & Light Co.
5.60%, 10/01/2055	456,000	432,532
Louisville Gas & Electric Co.
5.85%, 08/15/2055	618,000	613,759
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
3.50%, 08/01/2050	$ 511,000	$ 337,552
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	51,252
Potomac Electric Power Co.
7.90%, 12/15/2038	1,007,000	1,229,983
Public Service Electric & Gas Co.
4.05%, 05/01/2048	852,000	666,800
Southern Co.
4.40%, 07/01/2046	751,000	618,865
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	355,000	329,453
Virginia Electric & Power Co.
8.88%, 11/15/2038	1,158,000	1,512,593
Vistra Operations Co. LLC
5.35%, 01/31/2036 (A)	480,000	468,777
		17,141,221
Electrical Equipment - 0.2%
Emerson Electric Co.
2.75%, 10/15/2050	609,000	377,030
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
5.30%, 11/15/2055	392,000	367,178
Energy Equipment & Services - 0.9%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.85%, 06/15/2056	988,000	975,225
Halliburton Co.
5.00%, 11/15/2045	517,000	463,846
		1,439,071
Financial Services - 0.8%
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	485,000	470,320
Fixed until 01/30/2036, 5.40% (B), 01/30/2037	146,000	143,413
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	119,000	121,192
FMR LLC
6.50%, 12/14/2040 (A)	449,000	487,536
		1,222,461
Food Products - 4.5%
BAT Capital Corp.
6.25%, 08/15/2055	729,000	734,963
7.08%, 08/02/2053	637,000	704,947
Cargill, Inc.
6.63%, 09/15/2037 (A)	595,000	657,920
Imperial Brands Finance PLC
6.38%, 07/01/2055 (A)	757,000	761,815
J.M. Smucker Co.
6.50%, 11/15/2043	156,000	163,844
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
4.38%, 02/02/2052	$ 1,039,000	$ 781,938
6.50%, 12/01/2052	227,000	227,660
Kroger Co.
5.50%, 09/15/2054	941,000	873,340
Mars, Inc.
5.70%, 05/01/2055 (A)	426,000	414,514
Philip Morris International, Inc.
4.25%, 11/10/2044	881,000	729,865
Sysco Corp.
3.30%, 02/15/2050	572,000	375,931
Tyson Foods, Inc.
5.10%, 09/28/2048	659,000	597,816
		7,024,553
Gas Utilities - 0.4%
NiSource, Inc.
5.85%, 04/01/2055	610,000	593,209
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories
5.60%, 03/15/2066	415,000	399,686
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	747,000	552,658
5.75%, 12/06/2052 (A)	403,000	396,590
Danaher Corp.
2.60%, 10/01/2050	304,000	180,930
Koninklijke Philips NV
6.88%, 03/11/2038	264,000	291,353
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	446,000	382,942
		2,204,159
Health Care Providers & Services - 3.9%
Cigna Group
3.40%, 03/15/2051	790,000	533,297
3.88%, 10/15/2047	992,000	748,436
Elevance Health, Inc.
5.70%, 09/15/2055	804,000	770,862
HCA, Inc.
4.63%, 03/15/2052	857,000	681,640
6.10%, 04/01/2064	644,000	623,015
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	284,000	268,267
Humana, Inc.
6.00%, 05/01/2055 (E)	307,000	286,273
Quest Diagnostics, Inc.
4.70%, 03/30/2045	431,000	381,039
UnitedHealth Group, Inc.
5.20%, 04/15/2063	1,296,000	1,138,748
5.38%, 04/15/2054	802,000	740,014
		6,171,591
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.
5.15%, 04/15/2053	596,000	514,209
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	$ 404,000	$ 386,038
Insurance - 3.1%
200 Park Funding Trust
5.74%, 02/15/2055 (A)	463,000	446,922
Alleghany Corp.
3.25%, 08/15/2051	442,000	288,984
4.90%, 09/15/2044	457,000	406,840
Allstate Corp.
3.85%, 08/10/2049	584,000	432,530
Athene Holding Ltd.
6.63%, 05/19/2055	952,000	920,543
Belrose Funding Trust II
6.79%, 05/15/2055 (A)	397,000	400,721
Brown & Brown, Inc.
6.25%, 06/23/2055 (E)	775,000	770,554
Omnis Funding Trust
6.72%, 05/15/2055 (A)	454,000	465,645
Swiss RE Subordinated Finance PLC
Fixed until 01/01/2045, 6.19% (B), 04/01/2046 (A)	800,000	789,572
		4,922,311
Internet & Catalog Retail - 3.2%
Alphabet, Inc.
5.30%, 05/15/2065	407,000	370,698
5.50%, 02/15/2046	560,000	550,698
Amazon.com, Inc.
4.05%, 08/22/2047	360,000	285,738
5.55%, 11/20/2065	411,000	383,473
5.80%, 03/13/2056	330,000	324,799
AppLovin Corp.
5.95%, 12/01/2054	404,000	370,594
JD.com, Inc.
4.13%, 01/14/2050	249,000	203,211
Meta Platforms, Inc.
5.40%, 08/15/2054	346,000	307,519
5.63%, 11/15/2055	583,000	535,319
5.75%, 11/15/2065	260,000	236,578
6.30%, 05/15/2056 (D)	516,000	516,795
Prosus NV
4.03%, 08/03/2050 (C)	314,000	216,831
Uber Technologies, Inc.
5.35%, 09/15/2054	807,000	745,284
		5,047,537
IT Services - 0.2%
Hewlett Packard Enterprise Co.
5.60%, 10/15/2054	373,000	336,947
Machinery - 0.6%
GE Vernova, Inc.
5.50%, 02/04/2056	510,000	489,247
Ingersoll Rand, Inc.
5.70%, 06/15/2054	401,000	392,456
		881,703
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	$ 2,001,000	$ 1,843,595
Comcast Corp.
2.89%, 11/01/2051	478,000	274,509
2.94%, 11/01/2056	318,000	175,064
4.00%, 11/01/2049	934,000	676,398
Fox Corp.
5.58%, 01/25/2049	764,000	705,786
		3,675,352
Metals & Mining - 1.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	449,000	428,632
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	324,000	358,723
Nucor Corp.
2.98%, 12/15/2055	456,000	279,739
Rio Tinto Finance USA PLC
5.88%, 03/14/2065	645,000	649,373
Steel Dynamics, Inc.
5.75%, 05/15/2055	715,000	698,075
		2,414,542
Oil, Gas & Consumable Fuels - 8.8%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (C)	345,000	305,803
Cameron LNG LLC
3.70%, 01/15/2039 (A)	440,000	372,851
Devon Energy Corp.
5.00%, 06/15/2045	457,000	403,053
Diamondback Energy, Inc.
5.75%, 04/18/2054	438,000	420,260
Energy Transfer LP
5.00%, 05/15/2050	426,000	355,861
7.50%, 07/01/2038	1,127,000	1,301,620
Enterprise Products Operating LLC
4.90%, 05/15/2046	912,000	816,839
EOG Resources, Inc.
5.95%, 07/15/2055	489,000	495,157
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	411,000	418,219
Hess Corp.
5.60%, 02/15/2041	462,000	470,990
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (C)	466,000	469,540
MPLX LP
5.50%, 02/15/2049	365,000	331,132
6.10%, 04/01/2056	606,000	588,889
Occidental Petroleum Corp.
6.60%, 03/15/2046	652,000	682,083
ONEOK Partners LP
6.20%, 09/15/2043	544,000	543,688
ONEOK, Inc.
4.25%, 09/15/2046	519,000	398,638
5.20%, 07/15/2048	457,000	401,337
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Pertamina Persero PT
6.45%, 05/30/2044 (A)	$ 381,000	$ 391,329
Petroleos del Peru SA
5.63%, 06/19/2047 (C)	524,000	369,394
Petroleos Mexicanos
6.95%, 01/28/2060	389,000	323,938
7.69%, 01/23/2050	582,000	532,274
Petronas Capital Ltd.
4.55%, 04/21/2050 (A)	244,000	211,884
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	496,000	496,843
Saudi Arabian Oil Co.
6.00%, 02/02/2056 (A)	600,000	587,419
Shell Finance U.S., Inc.
3.75%, 09/12/2046	523,000	400,950
Spectra Energy Partners LP
4.50%, 03/15/2045	852,000	718,242
Western Midstream Operating LP
5.30%, 03/01/2048	609,000	517,936
Williams Cos., Inc.
5.95%, 03/15/2056	597,000	586,039
		13,912,208
Pharmaceuticals - 5.9%
AbbVie, Inc.
4.70%, 05/14/2045	724,000	640,631
5.40%, 03/15/2054	769,000	729,819
Bayer U.S. Finance II LLC
4.70%, 07/15/2064 (A)	658,000	500,101
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	452,000	438,963
Cardinal Health, Inc.
5.75%, 11/15/2054	759,000	740,728
Cencora, Inc.
5.65%, 02/13/2056	409,000	397,208
CVS Health Corp.
5.30%, 12/05/2043	1,038,000	950,950
5.88%, 06/01/2053	707,000	671,812
6.05%, 06/01/2054	305,000	297,513
Fixed until 09/10/2034, 6.75% (B), 12/10/2054	712,000	737,651
Eli Lilly & Co.
5.10%, 02/09/2064	477,000	427,049
Merck & Co., Inc.
5.00%, 05/17/2053	322,000	288,421
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	538,000	486,440
Pfizer, Inc.
4.20%, 09/15/2048	1,137,000	919,562
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	544,000	355,506
Takeda U.S. Financing, Inc.
5.90%, 07/07/2055	484,000	479,452
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
4.00%, 06/22/2050	$ 437,000	$ 290,030
		9,351,836
Residential REITs - 0.4%
American Homes 4 Rent LP
4.30%, 04/15/2052	755,000	579,753
Retail REITs - 0.3%
Kimco Realty OP LLC
3.70%, 10/01/2049	298,000	216,386
Simon Property Group LP
5.85%, 03/08/2053	174,000	173,707
		390,093
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052	362,000	300,673
Broadcom, Inc.
3.75%, 02/15/2051	593,000	442,010
5.70%, 01/15/2056	570,000	566,665
Foundry JV Holdco LLC
6.30%, 01/25/2039 (A)	732,000	776,861
Intel Corp.
4.80%, 10/01/2041	346,000	307,447
5.60%, 02/21/2054	515,000	478,557
5.90%, 02/10/2063	457,000	432,124
KLA Corp.
5.00%, 03/15/2049	383,000	347,724
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	820,000	548,171
Texas Instruments, Inc.
4.15%, 05/15/2048	387,000	317,325
5.05%, 05/18/2063	472,000	418,254
		4,935,811
Software - 2.7%
Fiserv, Inc.
4.40%, 07/01/2049	469,000	355,378
Intuit, Inc.
5.50%, 09/15/2053	432,000	390,275
Oracle Corp.
5.50%, 09/27/2064	387,000	294,420
5.95%, 09/26/2055	382,000	319,974
6.55%, 02/04/2046	600,000	557,997
6.90%, 11/09/2052	1,604,000	1,518,056
Salesforce, Inc.
6.55%, 03/15/2056	415,000	412,086
Synopsys, Inc.
5.70%, 04/01/2055	467,000	448,496
		4,296,682
Transportation Infrastructure - 2.0%
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	146,000	89,960
4.70%, 09/01/2045	1,127,000	997,857
5.20%, 04/15/2054	83,000	76,534
5.55%, 03/15/2056	143,000	138,342
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
GXO Logistics, Inc.
2.65%, 07/15/2031	$ 535,000	$ 477,697
6.50%, 05/06/2034	168,000	177,325
Norfolk Southern Corp.
4.65%, 01/15/2046	594,000	517,555
Union Pacific Corp.
5.60%, 12/01/2054	226,000	221,149
United Parcel Service, Inc.
6.05%, 05/14/2065	392,000	396,005
		3,092,424
Total Corporate Debt Securities (Cost $137,256,334)		136,479,165
U.S. GOVERNMENT OBLIGATIONS - 5.0%
U.S. Treasury - 4.0%
U.S. Treasury Bonds
1.25%, 05/15/2050	3,244,000	1,521,132
4.63%, 11/15/2045 - 11/15/2055	4,162,000	3,968,715
4.75%, 02/15/2056	899,000	865,568
		6,355,415
U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,023,572	1,548,465
		1,548,465
Total U.S. Government Obligations (Cost $8,164,705)		7,903,880
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Chile - 0.4%
Chile Government International Bonds
4.00%, 01/31/2052	695,000	544,880
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	277,000	296,668
Guatemala - 0.3%
Guatemala Government Bonds
6.13%, 06/01/2050 (C)	388,000	387,767
Indonesia - 0.1%
Indonesia Government International Bonds
5.13%, 01/15/2045 (A)	220,000	207,757
Ireland - 0.2%
Amazon Conservation DAC
6.03%, 01/16/2042 (A)	350,000	354,305
Israel - 0.4%
Israel Government International Bonds
5.75%, 03/12/2054	402,000	377,597
5.88%, 01/13/2056	260,000	249,082
		626,679
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.6%
Mexico Government International Bonds
4.60%, 02/10/2048	$ 395,000	$ 300,595
6.75%, 02/09/2056	630,000	619,290
		919,885
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	642,000	500,439
Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	200,000	192,520
Qatar - 0.2%
Qatar Government International Bonds
5.10%, 04/23/2048 (A)	270,000	256,695
Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
7.95%, 11/19/2054 (A)	200,000	203,955
Romania - 0.1%
Romania Government International Bonds
4.00%, 02/14/2051 (A)	338,000	223,189
Total Foreign Government Obligations (Cost $4,508,048)		4,714,739
ASSET-BACKED SECURITIES - 2.4%
JG Wentworth XLII LLC
Series 2018-2A, Class A, 3.96%, 10/15/2075 (A)	417,124	388,103
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (A)	3,024,628	2,702,897
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (A)	754,058	695,015
Total Asset-Backed Securities (Cost $3,803,524)		3,786,015
U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
Tennessee Valley Authority
4.25%, 09/15/2065	861,000	698,293
Total U.S. Government Agency Obligation (Cost $696,542)		698,293
MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	440,000	486,279
Total Municipal Government Obligation (Cost $487,349)		486,279
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (F)	1,094,218	$ 1,094,218
Total Other Investment Company (Cost $1,094,218)		1,094,218

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.35% (F), dated 04/30/2026, to be repurchased at $1,802,367 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $1,838,476.	$ 1,802,299	1,802,299
Total Repurchase Agreement (Cost $1,802,299)		1,802,299
Total Investments (Cost $157,813,019)		156,964,888
Net Other Assets (Liabilities) - 0.3%		432,111
Net Assets - 100.0%		$ 157,396,999
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$136,479,165	$—	$136,479,165
U.S. Government Obligations	—	7,903,880	—	7,903,880
Foreign Government Obligations	—	4,714,739	—	4,714,739
Asset-Backed Securities	—	3,786,015	—	3,786,015
U.S. Government Agency Obligation	—	698,293	—	698,293
Municipal Government Obligation	—	486,279	—	486,279
Other Investment Company	1,094,218	—	—	1,094,218
Repurchase Agreement	—	1,802,299	—	1,802,299
Total Investments	$1,094,218	$155,870,670	$—	$156,964,888
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $22,216,211, representing 14.1% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the total value of the Regulation S securities is $2,433,326, representing 1.5%
of the Fund's net assets.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $1,072,273, collateralized by cash collateral of $1,094,218. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at April 30, 2026.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $156,010,720) (including securities loaned of $1,072,273)	$155,162,589
Repurchase agreement, at value (cost $1,802,299)	1,802,299
Receivables and other assets:
Investments sold	379,965
Net income from securities lending	149
Interest	2,171,493
Prepaid expenses	12,515
Total assets	159,529,010
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,094,218
Payables and other liabilities:
Investments purchased	59,688
When-issued, delayed-delivery, forward and TBA commitments purchased	849,293
Shares of beneficial interest redeemed	673
Investment management fees	58,183
Distribution and service fees	129
Transfer agent fees	1,881
Trustee and CCO fees	4,713
Audit and tax fees	25,133
Custody fees	16,077
Legal fees	4,293
Printing and shareholder reports fees	6,751
Other accrued expenses	10,979
Total liabilities	2,132,011
Net assets	$157,396,999
Net assets consist of:
Paid-in capital	$160,241,841
Total distributable earnings (accumulated losses)	(2,844,842)
Net assets	$157,396,999
Net assets by class:
Class A	$698,217
Class I	10,791,673
Class I2	145,907,109
Shares outstanding (unlimited shares, no par value):
Class A	75,562
Class I	1,167,650
Class I2	15,801,412
Net asset value per share: (A)
Class A	$9.24
Class I	9.24
Class I2	9.23
Maximum offering price per share: (B)
Class A	$9.70

(A)	Net asset value per share for Class I and I2 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$6,930,112
Net income from securities lending	3,089
Total investment income	6,933,201
Expenses:
Investment management fees	548,313
Distribution and service fees:
Class A	718
Transfer agent fees:
Class A	171
Class I	5,606
Class I2	8,713
Trustee and CCO fees	7,976
Audit and tax fees	26,038
Custody fees	27,504
Legal fees	20,777
Printing and shareholder reports fees	7,632
Registration fees	19,067
Other	15,647
Total expenses before waiver and/or reimbursement and recapture	688,162
Expenses waived and/or reimbursed:
Class I	(3,014)
Recapture of previously waived and/or reimbursed fees:
Class I	2,658
Net expenses	687,806
Net investment income (loss)	6,245,395
Net realized gain (loss) on:
Investments	5,220,960
Net change in unrealized appreciation (depreciation) on:
Investments	(14,608,959)
Net realized and change in unrealized gain (loss)	(9,387,999)
Net increase (decrease) in net assets resulting from operations	$(3,142,604)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$6,245,395	$30,612,492
Net realized gain (loss)	5,220,960	(6,511,221)
Net change in unrealized appreciation (depreciation)	(14,608,959)	7,460,375
Net increase (decrease) in net assets resulting from operations	(3,142,604)	31,561,646
Dividends and/or distributions to shareholders:
Class A	(14,010)	(26,995)
Class I	(275,492)	(551,160)
Class I2	(5,957,315)	(31,649,067)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(6,246,817)	(32,227,222)
Capital share transactions:
Proceeds from shares sold:
Class A	166,813	300,818
Class I2	—	16,569,999
	166,813	16,870,817
Dividends and/or distributions reinvested:
Class A	14,010	26,907
Class I	275,492	551,160
Class I2	5,957,315	31,648,408
	6,246,817	32,226,475
Cost of shares redeemed:
Class A	(8,690)	(220,906)
Class I	—	(2,896)
Class I2	(451,000,000)	(41,566,238)
	(451,008,690)	(41,790,040)
Net increase (decrease) in net assets resulting from capital share transactions	(444,595,060)	7,307,252
Net increase (decrease) in net assets	(453,984,481)	6,641,676
Net assets:
Beginning of period/year	611,381,480	604,739,804
End of period/year	$157,396,999	$611,381,480
Capital share transactions - shares:
Shares issued:
Class A	17,774	32,060
Class I2	—	1,782,832
	17,774	1,814,892
Shares reinvested:
Class A	1,487	2,866
Class I	29,254	58,681
Class I2	629,034	3,370,185
	659,775	3,431,732
Shares redeemed:
Class A	(916)	(24,075)
Class I	—	(305)
Class I2	(47,228,879)	(4,598,381)
	(47,229,795)	(4,622,761)
Net increase (decrease) in shares outstanding:
Class A	18,345	10,851
Class I	29,254	58,376
Class I2	(46,599,845)	554,636
	(46,552,246)	623,863
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.62	$9.61	$8.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.23	0.46	0.45	0.25
Net realized and unrealized gain (loss)	(0.38)	0.04	0.92	(1.30)
Total investment operations	(0.15)	0.50	1.37	(1.05)
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.46)	(0.45)	(0.26)
Net realized gains	—	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.23)	(0.49)	(0.45)	(0.26)
Net asset value, end of period/year	$9.24	$9.62	$9.61	$8.69
Total return (C)	(1.60)%(D)	5.39%	15.88%	(10.73)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$698	$550	$446	$330
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(E)	0.80%	0.78%	3.85%(E)
Including waiver and/or reimbursement and recapture	0.86%(E)	0.80%	0.86%	0.98%(E)
Net investment income (loss) to average net assets	4.91%(E)	4.90%	4.69%	5.32%(E)
Portfolio turnover rate	18%(D)	42%	48%	22%(D)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.62	$9.61	$8.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.24	0.47	0.47	0.27
Net realized and unrealized gain (loss)	(0.38)	0.04	0.92	(1.31)
Total investment operations	(0.14)	0.51	1.39	(1.04)
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.47)	(0.47)	(0.27)
Net realized gains	—	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.24)	(0.50)	(0.47)	(0.27)
Net asset value, end of period/year	$9.24	$9.62	$9.61	$8.69
Total return	(1.48)%(C)	5.54%	16.11%	(10.55)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,792	$10,947	$10,375	$8,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66%(D)	0.60%	0.60%	3.55%(D)
Including waiver and/or reimbursement and recapture	0.65%(D)	0.66%	0.67%	0.67%(D)
Net investment income (loss) to average net assets	5.12%(D)	5.04%	4.89%	4.91%(D)
Portfolio turnover rate	18%(C)	42%	48%	22%(C)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.61	$9.60	$8.69	$9.04
Investment operations:
Net investment income (loss) (B)	0.24	0.49	0.49	0.04
Net realized and unrealized gain (loss)	(0.38)	0.04	0.91	(0.35)
Total investment operations	(0.14)	0.53	1.40	(0.31)
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.49)	(0.49)	(0.04)
Net realized gains	—	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.24)	(0.52)	(0.49)	(0.04)
Net asset value, end of period/year	$9.23	$9.61	$9.60	$8.69
Total return	(1.46)%(C)	5.70%	16.19%	(3.40)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$145,907	$599,884	$593,919	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.56%(D)	0.50%	0.51%	3.46%(D)
Including waiver and/or reimbursement and recapture	0.56%(D)	0.50%	0.51%(E)	0.58%(D)
Net investment income (loss) to average net assets	5.13%(D)	5.19%	5.05%	5.47%(D)
Portfolio turnover rate	18%(C)	42%	48%	22%(C)

(A)	Commenced operations on September 29, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Long Credit (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class A, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,094,218	$—	$—	$—	$1,094,218
Total Borrowings	$1,094,218	$—	$—	$—	$1,094,218
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$156,704,452	99.56%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.45%
Over $1 billion	0.44
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2026
Class A	0.94%	March 1, 2027
Class I	0.65	March 1, 2027
Class I2	0.56	March 1, 2027
Prior to March 1, 2026
Class A	1.01
Class I	0.65
Class I2	0.56
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class I	$143,187	$4,011	$190	$3,013	$150,401

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,353	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$14,401	$1,845
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$28,861,054	$20,888,122	$444,381,990	$41,912,146
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$157,813,019	$2,346,266	$(3,194,397)	$(848,131)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Long Credit

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA LONG CRED 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Mid Cap Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 11.3%
Axon Enterprise, Inc. (A)	8,852	$ 3,556,380
FTAI Aviation Ltd.	10,745	2,682,704
Howmet Aerospace, Inc.	35,324	8,585,145
		14,824,229
Air Freight & Logistics - 2.8%
CH Robinson Worldwide, Inc.	19,895	3,617,110
Biotechnology - 5.5%
Natera, Inc. (A)	16,190	3,337,731
United Therapeutics Corp. (A)	6,692	3,823,474
		7,161,205
Capital Markets - 9.2%
Interactive Brokers Group, Inc., Class A	54,671	4,346,345
KKR & Co., Inc.	34,700	3,620,598
Tradeweb Markets, Inc., Class A	35,877	4,063,070
		12,030,013
Commercial Services & Supplies - 4.4%
Clean Harbors, Inc. (A)	18,483	5,779,264
Construction Materials - 1.8%
James Hardie Industries PLC (A)	109,339	2,295,026
Electric Utilities - 3.4%
NRG Energy, Inc.	28,930	4,500,929
Electrical Equipment - 1.4%
Vertiv Holdings Co., Class A	5,545	1,821,477
Electronic Equipment, Instruments & Components - 6.7%
Coherent Corp. (A)	11,158	3,567,324
Flex Ltd. (A)	56,519	5,174,315
		8,741,639
Entertainment - 4.9%
Liberty Media Corp. - Liberty Formula One, Class C (A)	32,702	2,810,737
Take-Two Interactive Software, Inc. (A)	16,507	3,528,536
		6,339,273
Financial Services - 2.6%
Block, Inc. (A)	47,756	3,367,275
Health Care Equipment & Supplies - 6.1%
Dexcom, Inc. (A)	57,836	3,444,134
IDEXX Laboratories, Inc. (A)	8,006	4,489,765
		7,933,899
Health Care Technology - 2.4%
Veeva Systems, Inc., Class A (A)	20,364	3,176,173
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 12.8%
DoorDash, Inc., Class A (A)	13,496	$ 2,276,100
Hilton Worldwide Holdings, Inc.	28,053	9,091,136
Viking Holdings Ltd. (A)	44,292	3,627,958
Wingstop, Inc.	10,520	1,725,911
		16,721,105
Interactive Media & Services - 1.5%
Reddit, Inc., Class A (A)	13,257	1,951,828
IT Services - 0.9%
Wix.com Ltd. (A)(B)	16,400	1,224,916
Oil, Gas & Consumable Fuels - 5.0%
Targa Resources Corp.	25,041	6,512,663
Personal Care Products - 0.9%
elf Beauty, Inc. (A)	18,680	1,194,960
Semiconductors & Semiconductor Equipment - 5.5%
Monolithic Power Systems, Inc.	4,458	7,197,040
Software - 9.4%
Datadog, Inc., Class A (A)	36,080	4,769,415
HubSpot, Inc. (A)	8,632	1,914,232
Trimble, Inc. (A)	52,697	3,547,562
Unity Software, Inc. (A)	77,576	2,049,558
		12,280,767
Specialty Retail - 1.4%
Chewy, Inc., Class A (A)	73,493	1,868,192
Total Common Stocks (Cost $115,536,958)		130,538,983

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $277,111 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $282,694.	$ 277,100	277,100
Total Repurchase Agreement (Cost $277,100)		277,100
Total Investments (Cost $115,814,058)		130,816,083
Net Other Assets (Liabilities) - (0.1)%		(96,536)
Net Assets - 100.0%		$ 130,719,547
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$130,538,983	$—	$—	$130,538,983
Repurchase Agreement	—	277,100	—	277,100
Total Investments	$130,538,983	$277,100	$—	$130,816,083
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,223,870, collateralized by non-cash collateral, such as U.S.
government securities of $1,249,433. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $115,536,958) (including securities loaned of $1,223,870)	$130,538,983
Repurchase agreement, at value (cost $277,100)	277,100
Receivables and other assets:
Net income from securities lending	111
Shares of beneficial interest sold	1,206
Dividends	31,301
Interest	10
Prepaid expenses	2,394
Total assets	130,851,105
Liabilities:
Payables and other liabilities:
Interest expense	149
Shares of beneficial interest redeemed	10,035
Investment management fees	70,216
Distribution and service fees	9,781
Transfer agent fees	4,200
Trustee and CCO fees	544
Audit and tax fees	16,389
Custody fees	5,492
Legal fees	1,293
Printing and shareholder reports fees	3,586
Other accrued expenses	9,873
Total liabilities	131,558
Net assets	$130,719,547
Net assets consist of:
Paid-in capital	$114,604,667
Total distributable earnings (accumulated losses)	16,114,880
Net assets	$130,719,547
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$27,024,577
Class C	557,259
Class I	2,374,049
Class I2	78,121,269
Class I3	8,894,978
Class R	9,737,299
Class R4	35,336
Class R6	3,974,780
Shares outstanding (unlimited shares, no par value):
Class A	3,237,513
Class C	80,185
Class I	268,783
Class I2	8,660,048
Class I3	988,625
Class R	1,150,077
Class R4	3,979
Class R6	441,393
Net asset value per share: (A)
Class A	$8.35
Class C	6.95
Class I	8.83
Class I2	9.02
Class I3	9.00
Class R	8.47
Class R4	8.88
Class R6	9.01
Maximum offering price per share: (B)
Class A	$8.84

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$114,785
Interest income	4,347
Net income from securities lending	119
Total investment income	119,251
Expenses:
Investment management fees	468,070
Distribution and service fees:
Class A	33,938
Class C	2,697
Class R	24,349
Class R4	151
Transfer agent fees:
Class A	21,154
Class C	892
Class I	1,741
Class I2	2,858
Class I3	329
Class R	100
Class R4	5
Class R6	260
Trustee and CCO fees	2,960
Audit and tax fees	16,792
Custody fees	10,604
Legal fees	4,622
Printing and shareholder reports fees	4,038
Registration fees	46,837
Interest	149
Other	14,572
Total expenses before waiver and/or reimbursement and recapture	657,118
Expenses waived and/or reimbursed:
Class A	(5,588)
Class C	(535)
Class I	(748)
Class I2	(17,178)
Class I3	(1,971)
Class R	(1,840)
Class R4	(106)
Class R6	(1,625)
Recapture of previously waived and/or reimbursed fees:
Class C	8
Class I	92
Class I2	1,218
Class I3	134
Class R	166
Class R4	8
Class R6	172
Net expenses	629,325
Net investment income (loss)	(510,074)
Net realized gain (loss) on:
Investments	3,929,567
Net change in unrealized appreciation (depreciation) on:
Investments	(4,767,972)
Net realized and change in unrealized gain (loss)	(838,405)
Net increase (decrease) in net assets resulting from operations	$(1,348,479)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$(510,074)	$(838,663)
Net realized gain (loss)	3,929,567	31,724,242
Net change in unrealized appreciation (depreciation)	(4,767,972)	(8,912,763)
Net increase (decrease) in net assets resulting from operations	(1,348,479)	21,972,816
Dividends and/or distributions to shareholders:
Class A	(5,839,875)	(1,105,354)
Class C	(135,982)	(34,447)
Class I	(836,073)	(547,618)
Class I2	(15,164,595)	(2,835,571)
Class I3	(1,740,276)	(379,181)
Class R	(2,060,865)	(442,262)
Class R4	(42,481)	(2,462)
Class R6	(1,561,344)	(330,519)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(27,381,491)	(5,677,414)
Capital share transactions:
Proceeds from shares sold:
Class A	2,014,293	24,226,419
Class C	42,325	120,888
Class I	358,590	10,584,966
Class I2	21,573	1,429,572
Class I3	309,334	1,104,701
Class R	313,370	647,522
Class R4	2,457	426,421
Class R6	158,604	6,542,091
	3,220,546	45,082,580
Dividends and/or distributions reinvested:
Class A	5,832,159	1,103,847
Class C	135,982	34,447
Class I	834,404	547,292
Class I2	15,164,595	2,835,571
Class I3	1,740,276	379,181
Class R	2,060,865	442,262
Class R4	42,481	2,462
Class R6	1,561,344	330,519
	27,372,106	5,675,581
Cost of shares redeemed:
Class A	(4,599,490)	(15,350,723)
Class C	(33,185)	(278,477)
Class I	(2,114,089)	(18,209,455)
Class I2	(1,331,729)	(1,655,854)
Class I3	(747,979)	(15,925,449)
Class R	(943,283)	(9,562,485)
Class R4	(388,882)	(66,204)
Class R6	(5,026,540)	(7,806,714)
	(15,185,177)	(68,855,361)
Automatic conversions:
Class A	40,193	67,909
Class C	(40,193)	(67,909)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	15,407,475	(18,097,200)
Net increase (decrease) in net assets	(13,322,495)	(1,801,798)
Net assets:
Beginning of period/year	144,042,042	145,843,840
End of period/year	$130,719,547	$144,042,042
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	243,792	2,363,375
Class C	6,107	13,541
Class I	38,932	1,009,934
Class I2	2,440	136,524
Class I3	34,764	104,649
Class R	36,665	63,565
Class R4	286	38,017
Class R6	14,516	650,532
	377,502	4,380,137
Shares reinvested:
Class A	708,646	112,314
Class C	19,794	4,003
Class I	95,909	53,539
Class I2	1,707,725	272,421
Class I3	196,419	36,537
Class R	246,810	44,458
Class R4	4,855	238
Class R6	176,025	31,805
	3,156,183	555,315
Shares redeemed:
Class A	(539,107)	(1,523,736)
Class C	(4,617)	(31,239)
Class I	(250,349)	(1,823,031)
Class I2	(159,963)	(161,203)
Class I3	(79,561)	(1,472,862)
Class R	(110,380)	(920,906)
Class R4	(39,272)	(6,072)
Class R6	(557,117)	(712,131)
	(1,740,366)	(6,651,180)
Automatic conversions:
Class A	4,796	6,486
Class C	(5,718)	(7,421)
	(922)	(935)
Net increase (decrease) in shares outstanding:
Class A	418,127	958,439
Class C	15,566	(21,116)
Class I	(115,508)	(759,558)
Class I2	1,550,202	247,742
Class I3	151,622	(1,331,676)
Class R	173,095	(812,883)
Class R4	(34,131)	32,183
Class R6	(366,576)	(29,794)
	1,792,397	(1,716,663)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.59	$9.50	$7.08	$6.70	$15.14	$11.91
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.09)	(0.08)	(0.05)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	(0.07)	1.59	2.50	0.43	(4.03)	3.98
Total investment operations	(0.11)	1.50	2.42	0.38	(4.09)	3.87
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.00)(B)	—
Net realized gains	(2.13)	(0.41)	—	—	(4.35)	(0.64)
Total dividends and/or distributions to shareholders	(2.13)	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of period/year	$8.35	$10.59	$9.50	$7.08	$6.70	$15.14
Total return (D)	(0.70)%(E)	16.21%	34.18%	5.67%	(35.42)%(C)	33.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,025	$29,855	$17,672	$12,644	$10,385	$16,740
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26%(F)	1.24%	1.22%	1.24%	1.23%	1.17%
Including waiver and/or reimbursement and recapture	1.22%(F)(G)	1.22%(G)	1.22%	1.24%(H)	1.23%(H)	1.17%
Net investment income (loss) to average net assets	(1.04)%(F)	(0.85)%	(0.88)%	(0.73)%	(0.72)%	(0.79)%
Portfolio turnover rate	25%(E)	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.21	$8.37	$6.29	$6.00	$14.01	$11.14
Investment operations:
Net investment income (loss) (A)	(0.06)	(0.14)	(0.13)	(0.10)	(0.12)	(0.20)
Net realized and unrealized gain (loss)	(0.07)	1.39	2.21	0.39	(3.63)	3.71
Total investment operations	(0.13)	1.25	2.08	0.29	(3.75)	3.51
Contributions from affiliate	—	—	—	—	0.09 (B)	—
Dividends and/or distributions to shareholders:
Net realized gains	(2.13)	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of period/year	$6.95	$9.21	$8.37	$6.29	$6.00	$14.01
Total return (C)	(1.09)%(D)	15.37%	33.07%	4.83%	(35.05)%(B)	32.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$557	$595	$718	$804	$544	$1,659
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.19%(E)	2.11%	2.01%	2.05%	2.07%	1.90%
Including waiver and/or reimbursement and recapture	1.99%(E)	1.99%	1.99%	1.99%	2.02%	1.90%
Net investment income (loss) to average net assets	(1.82)%(E)	(1.62)%	(1.64)%	(1.49)%	(1.52)%	(1.52)%
Portfolio turnover rate	25%(D)	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.92%.

(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.06	$9.87	$7.33	$6.91	$15.44	$12.10
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.05)	(0.05)	(0.03)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	(0.07)	1.65	2.59	0.45	(4.15)	4.05
Total investment operations	(0.10)	1.60	2.54	0.42	(4.18)	3.98
Contributions from affiliate	—	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.02)	—
Net realized gains	(2.13)	(0.41)	—	—	(4.35)	(0.64)
Total dividends and/or distributions to shareholders	(2.13)	(0.41)	—	—	(4.37)	(0.64)
Net asset value, end of period/year	$8.83	$11.06	$9.87	$7.33	$6.91	$15.44
Total return	(0.58)%(C)	16.63%	34.65%	6.08%	(35.12)%(B)	33.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,374	$4,251	$11,288	$3,869	$1,568	$2,417
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96%(D)	0.95%	0.89%	0.87%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.92%(D)	0.92%	0.89%	0.87%	0.87%	0.87%
Net investment income (loss) to average net assets	(0.69)%(D)	(0.51)%	(0.54)%	(0.37)%	(0.36)%	(0.50)%
Portfolio turnover rate	25%(C)	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.25	$10.03	$7.44	$7.01	$15.58	$12.19
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.05)	(0.04)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.07)	1.68	2.63	0.45	(4.20)	4.08
Total investment operations	(0.10)	1.63	2.59	0.43	(4.22)	4.03
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(2.13)	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of period/year	$9.02	$11.25	$10.03	$7.44	$7.01	$15.58
Total return	(0.55)%(B)	16.66%	34.81%	6.13%	(35.18)%	33.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,121	$79,978	$68,799	$299,798	$230,060	$302,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(C)	0.85%	0.79%	0.77%	0.77%	0.76%
Including waiver and/or reimbursement and recapture	0.82%(C)	0.82%	0.79%	0.77%	0.77%	0.76%
Net investment income (loss) to average net assets	(0.65)%(C)	(0.45)%	(0.40)%	(0.26)%	(0.25)%	(0.37)%
Portfolio turnover rate	25%(B)	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.22	$10.01	$7.43	$7.00	$15.56	$12.17
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.05)	(0.04)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.06)	1.67	2.62	0.45	(4.19)	4.08
Total investment operations	(0.09)	1.62	2.58	0.43	(4.21)	4.03
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(2.13)	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of period/year	$9.00	$11.22	$10.01	$7.43	$7.00	$15.56
Total return	(0.46)%(B)	16.59%	34.72%	6.14%	(35.11)%	33.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,895	$9,395	$21,705	$19,062	$22,531	$36,970
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(C)	0.85%	0.79%	0.77%	0.78%	0.76%
Including waiver and/or reimbursement and recapture	0.82%(C)	0.82%	0.79%	0.77%	0.78%	0.76%(D)
Net investment income (loss) to average net assets	(0.65)%(C)	(0.42)%	(0.44)%	(0.25)%	(0.26)%	(0.38)%
Portfolio turnover rate	25%(B)	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.71	$9.62	$7.17	$6.79	$15.29	$12.03
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.10)	(0.08)	(0.06)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	(0.06)	1.60	2.53	0.44	(4.09)	4.02
Total investment operations	(0.11)	1.50	2.45	0.38	(4.15)	3.90
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(2.13)	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of period/year	$8.47	$10.71	$9.62	$7.17	$6.79	$15.29
Total return	(0.70)%(B)	16.00%	34.17%	5.60%	(35.47)%	33.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,737	$10,468	$17,214	$14,056	$14,603	$25,582
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36%(C)	1.35%	1.29%	1.27%	1.27%	1.25%
Including waiver and/or reimbursement and recapture	1.32%(C)	1.33%	1.29%	1.27%	1.27%	1.25%
Net investment income (loss) to average net assets	(1.14)%(C)	(0.93)%	(0.94)%	(0.75)%	(0.76)%	(0.88)%
Portfolio turnover rate	25%(B)	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.12	$9.93	$7.38	$6.97	$15.53	$12.17
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.06)	(0.06)	(0.03)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	(0.08)	1.66	2.61	0.44	(4.17)	4.08
Total investment operations	(0.11)	1.60	2.55	0.41	(4.21)	4.00
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(2.13)	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of period/year	$8.88	$11.12	$9.93	$7.38	$6.97	$15.53
Total return	(0.66)% (B)	16.52%	34.55%	5.88%	(35.26)%	33.59%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$36	$424	$59	$145	$127	$192
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11%(C)	1.10%	1.05%	1.02%	1.03%	1.01%
Including waiver and/or reimbursement and recapture	0.95%(C)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	(0.63)%(C)	(0.54)%	(0.60)%	(0.44)%	(0.43)%	(0.54)%
Portfolio turnover rate	25%(B)	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$11.23	$10.01	$7.43	$7.00	$15.55	$13.87
Investment operations:
Net investment income (loss) (B)	(0.03)	(0.05)	(0.04)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.06)	1.68	2.62	0.45	(4.18)	1.71
Total investment operations	(0.09)	1.63	2.58	0.43	(4.20)	1.68
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(2.13)	(0.41)	—	—	(4.35)	—
Net asset value, end of period/year	$9.01	$11.23	$10.01	$7.43	$7.00	$15.55
Total return	(0.46)%(C)	16.69%	34.72%	6.14%	(35.13)%	12.11%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,975	$9,076	$8,389	$7,138	$7,112	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(D)	0.85%	0.79%	0.77%	0.77%	0.76%(D)
Including waiver and/or reimbursement and recapture	0.82%(D)	0.82%	0.79%	0.77%	0.77%	0.76%(D)
Net investment income (loss) to average net assets	(0.60)%(D)	(0.46)%	(0.44)%	(0.26)%	(0.27)%	(0.53)%(D)
Portfolio turnover rate	25%(C)	109%	106%	75%	77%	99%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $278.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the period ended April 30, 2026, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$1,100,000	1	4.89%
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$94,457,945	72.26%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $200 million	0.705%
Over $200 million up to $1 billion	0.685
Over $1 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.28%	March 1, 2027
Class C	1.99	March 1, 2027
Class I	0.92	March 1, 2027
Class I2, Class I3, Class R6	0.82	March 1, 2027
Class R	1.35	March 1, 2027
Class R4	0.95	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class C	$69	$471	$775	$535	$1,850
Class I	—	—	2,127	748	2,875
Class I2	—	—	19,469	17,178	36,647
Class I3	—	—	2,975	1,971	4,946
Class R	—	—	—	313	313
Class R4	46	185	206	106	543
Class R6	—	—	3,005	1,625	4,630

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$3,557	$49
Class C	—	52
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$26,963	$4,000
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$33,583,587	$—	$42,932,898	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$115,814,058	$27,250,918	$(12,248,893)	$15,002,025
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA MCG 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Mid Cap Value Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Automobile Components - 1.5%
Aptiv PLC (A)	178,100	$ 10,732,306
Versigent PLC (A)	47,233	1,651,738
		12,384,044
Banks - 2.1%
First Citizens BancShares, Inc., Class A	8,645	17,150,124
Beverages - 4.3%
Brown-Forman Corp., Class B	323,400	8,334,018
Constellation Brands, Inc., Class A	78,600	12,307,188
Molson Coors Beverage Co., Class B	336,100	14,364,914
		35,006,120
Biotechnology - 1.6%
Biogen, Inc. (A)	66,500	12,587,120
Building Products - 0.5%
Builders FirstSource, Inc. (A)	50,700	4,009,863
Chemicals - 3.0%
Mosaic Co.	694,200	16,154,034
PPG Industries, Inc.	71,300	7,736,050
		23,890,084
Construction & Engineering - 0.9%
Fluor Corp. (A)	140,200	7,479,670
Consumer Staples Distribution & Retail - 1.4%
Dollar General Corp.	32,700	3,789,276
Dollar Tree, Inc. (A)	78,800	7,652,268
		11,441,544
Containers & Packaging - 3.2%
Crown Holdings, Inc.	79,400	7,805,814
Graphic Packaging Holding Co.	1,858,530	17,711,791
		25,517,605
Distributors - 2.6%
LKQ Corp.	658,829	20,805,820
Diversified Telecommunication Services - 0.9%
Liberty Global Ltd., Class A (A)	647,126	7,493,719
Electric Utilities - 3.2%
Evergy, Inc.	218,100	18,067,404
OGE Energy Corp.	165,142	8,058,930
		26,126,334
Electronic Equipment, Instruments & Components - 3.8%
CDW Corp.	65,900	9,022,369
TD SYNNEX Corp.	35,000	7,986,300
Vontier Corp.	379,038	13,599,883
		30,608,552
Energy Equipment & Services - 2.0%
Halliburton Co.	284,400	12,030,120
Noble Corp. PLC	75,900	3,873,177
		15,903,297
Financial Services - 4.3%
Corpay, Inc. (A)	24,300	7,447,221
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Fiserv, Inc. (A)	244,300	$ 15,305,395
Global Payments, Inc.	169,100	12,168,436
		34,921,052
Food Products - 7.6%
Archer-Daniels-Midland Co.	53,800	4,010,252
Campbell's Co. (B)	423,200	8,798,328
Conagra Brands, Inc.	955,900	13,717,165
Kraft Heinz Co.	939,300	21,284,538
Tyson Foods, Inc., Class A	209,200	13,403,444
		61,213,727
Ground Transportation - 2.3%
U-Haul Holding Co.	384,100	18,317,729
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	620,300	10,904,874
Zimmer Biomet Holdings, Inc.	137,300	11,317,639
		22,222,513
Health Care Providers & Services - 5.3%
Centene Corp. (A)	313,400	16,826,446
Henry Schein, Inc. (A)	156,100	11,643,499
Molina Healthcare, Inc. (A)	72,200	14,051,564
		42,521,509
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (A)	43,800	4,727,334
Insurance - 4.5%
Fidelity National Financial, Inc.	264,522	13,834,500
Markel Group, Inc. (A)	9,170	16,253,550
Ryan Specialty Holdings, Inc.	178,600	6,209,922
		36,297,972
Interactive Media & Services - 3.0%
IAC, Inc. (A)	270,790	12,066,402
Match Group, Inc.	322,300	12,060,466
		24,126,868
IT Services - 2.0%
Cognizant Technology Solutions Corp., Class A	301,700	15,959,930
Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories, Inc., Class A (A)	24,308	6,809,157
IQVIA Holdings, Inc. (A)	90,900	14,395,833
		21,204,990
Media - 5.1%
Charter Communications, Inc., Class A (A)	57,100	9,431,207
News Corp., Class A	367,000	9,659,440
Omnicom Group, Inc.	152,600	11,707,472
Sirius XM Holdings, Inc.	370,929	9,992,827
		40,790,946
Metals & Mining - 0.5%
Commercial Metals Co.	62,100	4,282,416
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 2.3%
Dominion Energy, Inc.	283,500	$ 18,285,750
Oil, Gas & Consumable Fuels - 4.3%
Expand Energy Corp.	122,300	12,492,945
HF Sinclair Corp.	153,388	10,309,207
Occidental Petroleum Corp.	195,800	11,861,564
		34,663,716
Pharmaceuticals - 3.0%
Jazz Pharmaceuticals PLC (A)	20,100	4,080,702
Perrigo Co. PLC	873,900	10,346,976
Viatris, Inc.	663,500	9,912,690
		24,340,368
Professional Services - 4.0%
Amentum Holdings, Inc. (A)	293,416	7,696,302
Clarivate PLC (A)	2,788,500	8,002,995
SS&C Technologies Holdings, Inc.	244,400	16,936,920
		32,636,217
Real Estate Management & Development - 1.5%
CoStar Group, Inc. (A)	359,900	12,456,139
Software - 0.5%
Roper Technologies, Inc.	12,300	4,364,163
Specialized REITs - 4.1%
Crown Castle, Inc.	195,900	17,392,002
Gaming & Leisure Properties, Inc.	332,375	16,106,893
		33,498,895
Specialty Retail - 1.5%
Lithia Motors, Inc.	41,600	12,068,992
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	436,900	$ 9,113,734
Total Common Stocks (Cost $724,849,983)		758,418,856
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	3,613,881	3,613,881
Total Other Investment Company (Cost $3,613,881)		3,613,881

	Principal	Value
REPURCHASE AGREEMENT - 6.3%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $50,852,566 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $51,867,792.	$ 50,850,659	50,850,659
Total Repurchase Agreement (Cost $50,850,659)		50,850,659
Total Investments (Cost $779,314,523)		812,883,396
Net Other Assets (Liabilities) - (0.6)%		(4,967,552)
Net Assets - 100.0%		$ 807,915,844
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$758,418,856	$—	$—	$758,418,856
Other Investment Company	3,613,881	—	—	3,613,881
Repurchase Agreement	—	50,850,659	—	50,850,659
Total Investments	$762,032,737	$50,850,659	$—	$812,883,396
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $8,016,624, collateralized by cash collateral of $3,613,881 and non-cash collateral, such as U.S. government securities of $4,580,119. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $728,463,864) (including securities loaned of $8,016,624)	$762,032,737
Repurchase agreement, at value (cost $50,850,659)	50,850,659
Cash	365,817
Receivables and other assets:
Investments sold	1,005,828
Net income from securities lending	5,363
Shares of beneficial interest sold	271,524
Dividends	561,461
Interest	1,907
Prepaid expenses	30,879
Total assets	815,126,175
Liabilities:
Cash collateral received upon return of:
Securities on loan	3,613,881
Payables and other liabilities:
Investments purchased	1,798,316
Shares of beneficial interest redeemed	1,156,727
Investment management fees	459,089
Distribution and service fees	27,535
Transfer agent fees	51,119
Trustee and CCO fees	3,913
Audit and tax fees	21,068
Custody fees	17,393
Legal fees	12,485
Printing and shareholder reports fees	24,122
Other accrued expenses	24,683
Total liabilities	7,210,331
Net assets	$807,915,844
Net assets consist of:
Paid-in capital	$694,392,657
Total distributable earnings (accumulated losses)	113,523,187
Net assets	$807,915,844
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$22,094,454
Class C	7,042,809
Class I	480,602,097
Class I2	84,296,214
Class I3	47,718,701
Class R	33,534,571
Class R4	17,926,752
Class R6	114,700,246
Shares outstanding (unlimited shares, no par value):
Class A	2,154,799
Class C	710,182
Class I	46,540,017
Class I2	8,157,936
Class I3	4,576,203
Class R	3,200,973
Class R4	1,707,174
Class R6	10,939,852
Net asset value per share: (A)
Class A	$10.25
Class C	9.92
Class I	10.33
Class I2	10.33
Class I3	10.43
Class R	10.48
Class R4	10.50
Class R6	10.48
Maximum offering price per share: (B)
Class A	$10.85

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$10,258,864
Interest income	346,387
Net income from securities lending	15,205
Total investment income	10,620,456
Expenses:
Investment management fees	2,973,349
Distribution and service fees:
Class A	28,234
Class C	39,184
Class R	83,408
Class R4	24,476
Transfer agent fees:
Class A	23,864
Class C	5,939
Class I	271,227
Class I2	3,086
Class I3	1,906
Class R	287
Class R4	734
Class R6	4,485
Trustee and CCO fees	19,535
Audit and tax fees	20,948
Custody fees	33,397
Legal fees	32,589
Printing and shareholder reports fees	32,632
Registration fees	57,860
Other	31,960
Total expenses before waiver and/or reimbursement and recapture	3,689,100
Expenses waived and/or reimbursed:
Class A	(1,157)
Class C	(38)
Class R	(152)
Class R4	(10,270)
Recapture of previously waived and/or reimbursed fees:
Class A	72
Class C	38
Class R	59
Class R4	7
Net expenses	3,677,659
Net investment income (loss)	6,942,797
Net realized gain (loss) on:
Investments	76,304,072
Net change in unrealized appreciation (depreciation) on:
Investments	(20,303,285)
Net realized and change in unrealized gain (loss)	56,000,787
Net increase (decrease) in net assets resulting from operations	$62,943,584
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$6,942,797	$14,492,004
Net realized gain (loss)	76,304,072	144,872,264
Net change in unrealized appreciation (depreciation)	(20,303,285)	(101,160,170)
Net increase (decrease) in net assets resulting from operations	62,943,584	58,204,098
Dividends and/or distributions to shareholders:
Class A	(3,429,458)	(2,259,314)
Class C	(1,162,801)	(939,573)
Class I	(79,867,567)	(63,315,374)
Class I2	(12,391,410)	(6,298,508)
Class I3	(7,768,533)	(5,928,157)
Class R	(4,819,384)	(3,543,697)
Class R4	(3,087,490)	(4,095,826)
Class R6	(18,302,052)	(14,852,203)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(130,828,695)	(101,232,652)
Capital share transactions:
Proceeds from shares sold:
Class A	1,326,180	3,367,787
Class C	226,954	681,592
Class I	52,975,938	145,085,959
Class I2	124,847	13,520,631
Class I3	955,088	2,331,542
Class R	772,597	2,403,023
Class R4	1,629,939	3,989,559
Class R6	3,658,628	15,718,491
	61,670,171	187,098,584
Dividends and/or distributions reinvested:
Class A	3,099,780	2,001,325
Class C	1,075,613	871,525
Class I	74,152,118	59,233,876
Class I2	12,091,017	6,063,352
Class I3	7,768,533	5,928,157
Class R	4,819,384	3,543,697
Class R4	3,087,490	4,095,826
Class R6	18,256,388	14,824,386
	124,350,323	96,562,144
Cost of shares redeemed:
Class A	(4,178,463)	(8,686,660)
Class C	(1,854,600)	(2,453,378)
Class I	(196,499,838)	(330,255,216)
Class I2	(1,666,855)	(6,434,289)
Class I3	(8,593,193)	(32,622,053)
Class R	(2,681,681)	(22,646,058)
Class R4	(9,020,516)	(38,246,304)
Class R6	(24,453,300)	(67,626,107)
	(248,948,446)	(508,970,065)
Automatic conversions:
Class A	434,659	2,110,499
Class C	(434,659)	(2,110,499)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(62,927,952)	(225,309,337)
Net increase (decrease) in net assets	(130,813,063)	(268,337,891)
Net assets:
Beginning of period/year	938,728,907	1,207,066,798
End of period/year	$807,915,844	$938,728,907
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	130,315	302,019
Class C	22,611	63,508
Class I	5,110,960	13,220,997
Class I2	11,210	1,277,380
Class I3	91,342	208,446
Class R	72,386	212,523
Class R4	153,681	355,306
Class R6	328,881	1,410,301
	5,921,386	17,050,480
Shares reinvested:
Class A	312,793	190,059
Class C	111,926	85,110
Class I	7,437,524	5,598,665
Class I2	1,212,740	572,555
Class I3	772,220	555,591
Class R	475,754	330,261
Class R4	304,486	381,717
Class R6	1,803,991	1,382,872
	12,431,434	9,096,830
Shares redeemed:
Class A	(403,249)	(788,511)
Class C	(181,467)	(229,007)
Class I	(18,353,554)	(30,292,811)
Class I2	(162,910)	(585,683)
Class I3	(816,431)	(2,872,125)
Class R	(249,866)	(2,004,597)
Class R4	(829,359)	(3,352,917)
Class R6	(2,278,282)	(5,965,316)
	(23,275,118)	(46,090,967)
Automatic conversions:
Class A	40,522	189,219
Class C	(41,899)	(195,300)
	(1,377)	(6,081)
Net increase (decrease) in shares outstanding:
Class A	80,381	(107,214)
Class C	(88,829)	(275,689)
Class I	(5,805,070)	(11,473,149)
Class I2	1,061,040	1,264,252
Class I3	47,131	(2,108,088)
Class R	298,274	(1,461,813)
Class R4	(371,192)	(2,615,894)
Class R6	(145,410)	(3,172,143)
	(4,923,675)	(19,949,738)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.20	$11.62	$10.15	$10.95	$14.72	$10.05
Investment operations:
Net investment income (loss) (A)	0.07	0.12	0.10	0.08	0.04	0.01
Net realized and unrealized gain (loss)	0.68	0.49	1.86	(0.20)	(0.52)	4.73
Total investment operations	0.75	0.61	1.96	(0.12)	(0.48)	4.74
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.13)	(0.06)	(0.08)	(0.02)	(0.07)
Net realized gains	(1.55)	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.70)	(1.03)	(0.49)	(0.68)	(3.29)	(0.07)
Net asset value, end of period/year	$10.25	$11.20	$11.62	$10.15	$10.95	$14.72
Total return (E)	7.20%(F)	5.82%	19.76%(C)	(1.14)%	(4.39)%(D)	47.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,094	$23,244	$25,345	$23,931	$27,425	$27,613
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21%(G)	1.18%	1.18%	1.21%	1.19%	1.19%
Including waiver and/or reimbursement and recapture	1.20%(G)	1.18%(H)	1.20%	1.20%	1.20%	1.20%
Net investment income (loss) to average net assets	1.27%(G)	1.05%	0.86%	0.77%	0.38%	0.06%
Portfolio turnover rate	32%(F)	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.83	$11.24	$9.83	$10.64	$14.45	$9.87
Investment operations:
Net investment income (loss) (A)	0.03	0.04	0.02	0.01	(0.03)	(0.07)
Net realized and unrealized gain (loss)	0.66	0.48	1.82	(0.21)	(0.51)	4.65
Total investment operations	0.69	0.52	1.84	(0.20)	(0.54)	4.58
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.03)	—	(0.01)	—	—
Net realized gains	(1.55)	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.60)	(0.93)	(0.43)	(0.61)	(3.27)	—
Net asset value, end of period/year	$9.92	$10.83	$11.24	$9.83	$10.64	$14.45
Total return (E)	6.85%(F)	5.12%	19.07%(C)	(1.93)%	(4.93)%(D)	46.40%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,043	$8,653	$12,076	$13,916	$16,522	$17,471
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90%(G)	1.87%	1.86%	1.88%	1.86%	1.85%
Including waiver and/or reimbursement and recapture	1.90%(G)(H)	1.87%	1.86%	1.88%(H)	1.86%	1.85%
Net investment income (loss) to average net assets	0.58%(G)	0.37%	0.20%	0.09%	(0.28)%	(0.53)%
Portfolio turnover rate	32%(F)	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.29	$11.70	$10.22	$11.03	$14.80	$10.11
Investment operations:
Net investment income (loss) (A)	0.09	0.16	0.14	0.12	0.09	0.07
Net realized and unrealized gain (loss)	0.69	0.50	1.88	(0.21)	(0.52)	4.73
Total investment operations	0.78	0.66	2.02	(0.09)	(0.43)	4.80
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.17)	(0.11)	(0.12)	(0.07)	(0.11)
Net realized gains	(1.55)	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.74)	(1.07)	(0.54)	(0.72)	(3.34)	(0.11)
Net asset value, end of period/year	$10.33	$11.29	$11.70	$10.22	$11.03	$14.80
Total return	7.45%(D)	6.25%	20.19%	(0.86)%	(3.91)%(B)	47.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$480,602	$591,157	$746,921	$713,923	$734,476	$656,368
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%(E)	0.85%	0.84%	0.85%	0.84%	0.83%
Including waiver and/or reimbursement and recapture	0.85%(E)	0.85%	0.84%	0.85%	0.84%	0.83%
Net investment income (loss) to average net assets	1.64%(E)	1.40%	1.22%	1.11%	0.74%	0.48%
Portfolio turnover rate	32%(D)	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.31	$11.72	$10.24	$11.05	$14.83	$10.12
Investment operations:
Net investment income (loss) (A)	0.09	0.16	0.15	0.13	0.10	0.09
Net realized and unrealized gain (loss)	0.68	0.51	1.88	(0.21)	(0.53)	4.74
Total investment operations	0.77	0.67	2.03	(0.08)	(0.43)	4.83
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)
Net realized gains	(1.55)	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.75)	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)
Net asset value, end of period/year	$10.33	$11.31	$11.72	$10.24	$11.05	$14.83
Total return	7.38%(B)	6.36%	20.27%	(0.76)%	(3.84)%	47.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$84,296	$80,249	$68,350	$178,371	$171,713	$219,525
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.75%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss) to average net assets	1.69%(C)	1.48%	1.36%	1.18%	0.83%	0.68%
Portfolio turnover rate	32%(B)	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.40	$11.80	$10.30	$11.12	$14.89	$10.17
Investment operations:
Net investment income (loss) (A)	0.09	0.17	0.15	0.13	0.10	0.08
Net realized and unrealized gain (loss)	0.69	0.51	1.90	(0.22)	(0.52)	4.76
Total investment operations	0.78	0.68	2.05	(0.09)	(0.42)	4.84
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)
Net realized gains	(1.55)	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.75)	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)
Net asset value, end of period/year	$10.43	$11.40	$11.80	$10.30	$11.12	$14.89
Total return	7.41%(B)	6.41%	20.35%	(0.85)%	(3.81)%	48.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,719	$51,612	$78,336	$80,186	$99,003	$128,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.75%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss) to average net assets	1.69%(C)	1.51%	1.32%	1.22%	0.83%	0.60%
Portfolio turnover rate	32%(B)	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.41	$11.79	$10.29	$11.10	$14.86	$10.15
Investment operations:
Net investment income (loss) (A)	0.06	0.11	0.09	0.08	0.04	0.01
Net realized and unrealized gain (loss)	0.70	0.51	1.90	(0.22)	(0.53)	4.77
Total investment operations	0.76	0.62	1.99	(0.14)	(0.49)	4.78
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.10)	(0.06)	(0.07)	(0.00)(B)	(0.07)
Net realized gains	(1.55)	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.69)	(1.00)	(0.49)	(0.67)	(3.27)	(0.07)
Net asset value, end of period/year	$10.48	$11.41	$11.79	$10.29	$11.10	$14.86
Total return	7.18%(E)	5.87%	19.76%(C)	(1.31)%	(4.34)%(D)	47.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,535	$33,113	$51,470	$47,918	$52,688	$58,856
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25%(F)	1.24%	1.24%	1.24%	1.24%	1.23%
Including waiver and/or reimbursement and recapture	1.25%(F)(G)	1.24%	1.24%	1.25%	1.25%	1.25%
Net investment income (loss) to average net assets	1.20%(F)	1.02%	0.82%	0.71%	0.33%	0.07%
Portfolio turnover rate	32%(E)	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.45	$11.85	$10.34	$11.15	$14.92	$10.19
Investment operations:
Net investment income (loss) (A)	0.08	0.15	0.13	0.12	0.08	0.06
Net realized and unrealized gain (loss)	0.70	0.51	1.91	(0.22)	(0.53)	4.77
Total investment operations	0.78	0.66	2.04	(0.10)	(0.45)	4.83
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.16)	(0.10)	(0.11)	(0.05)	(0.10)
Net realized gains	(1.55)	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.73)	(1.06)	(0.53)	(0.71)	(3.32)	(0.10)
Net asset value, end of period/year	$10.50	$11.45	$11.85	$10.34	$11.15	$14.92
Total return	7.33% (B)	6.17%	20.17%	(0.95)%	(3.99)%	47.83%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,927	$23,797	$55,605	$50,254	$82,892	$116,919
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(C)	1.00%	1.00%	1.00%	1.00%	0.99%
Including waiver and/or reimbursement and recapture	0.90%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	1.56%(C)	1.30%	1.16%	1.12%	0.67%	0.40%
Portfolio turnover rate	32%(B)	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.45	$11.85	$10.34	$11.16	$14.94	$10.19
Investment operations:
Net investment income (loss) (A)	0.09	0.17	0.15	0.13	0.10	0.08
Net realized and unrealized gain (loss)	0.69	0.51	1.91	(0.22)	(0.53)	4.79
Total investment operations	0.78	0.68	2.06	(0.09)	(0.43)	4.87
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)
Net realized gains	(1.55)	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.75)	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)
Net asset value, end of period/year	$10.48	$11.45	$11.85	$10.34	$11.16	$14.94
Total return	7.36%(B)	6.38%	20.37%	(0.84)%	(3.86)%	48.09%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$114,700	$126,904	$168,964	$200,673	$214,578	$190,702
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.75%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss) to average net assets	1.71%(C)	1.49%	1.31%	1.20%	0.82%	0.62%
Portfolio turnover rate	32%(B)	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $15,269.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,613,881	$—	$—	$—	$3,613,881
Total Borrowings	$3,613,881	$—	$—	$—	$3,613,881
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$174,429,031	21.59%
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $750 million	0.6950%
Over $750 million up to $1.5 billion	0.6925
Over $1.5 billion up to $2 billion	0.6500
Over $2 billion	0.6300
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.20%	March 1, 2027
Class C	1.90	March 1, 2027
Class I	0.88	March 1, 2027
Class I2, Class I3, Class R6	0.79	March 1, 2027
Class R	1.25	March 1, 2027
Class R4	0.90	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$—	$—	$—	$1,085	$1,085
Class R	—	—	—	93	93
Class R4	29,381	56,006	33,679	10,270	129,336

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$11,084	$—
Class C	—	590
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$306,266	$48,634
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$264,870,538	$—	$447,887,410	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$779,314,523	$112,446,270	$(78,877,397)	$33,568,873
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Mid Cap Value Opportunities

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA MCV OPS 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Multi-Asset Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 58.4%
Air Freight & Logistics - 1.7%
FedEx Corp.	25,000	$ 10,082,750
United Parcel Service, Inc., Class B	45,000	4,896,000
		14,978,750
Automobile Components - 1.1%
Lear Corp.	75,000	9,534,750
Banks - 1.6%
Citigroup, Inc.	45,000	5,759,100
JPMorgan Chase & Co.	5,000	1,566,150
Wells Fargo & Co.	85,000	6,989,550
		14,314,800
Biotechnology - 3.6%
AbbVie, Inc.	60,000	12,679,200
Amgen, Inc.	30,000	10,387,500
Gilead Sciences, Inc.	65,000	8,504,600
		31,571,300
Broadline Retail - 1.5%
Amazon.com, Inc. (A)	50,000	13,253,000
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	18,000	16,627,860
Morgan Stanley	25,072	4,778,472
		21,406,332
Communications Equipment - 1.5%
Arista Networks, Inc. (A)	75,000	12,953,250
Consumer Finance - 1.6%
Capital One Financial Corp.	35,000	6,695,500
Synchrony Financial	100,000	7,620,000
		14,315,500
Consumer Staples Distribution & Retail - 1.1%
Target Corp.	75,000	9,731,250
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	75,000	3,602,250
Electric Utilities - 3.1%
American Electric Power Co., Inc.	50,000	6,855,500
Duke Energy Corp.	60,000	7,773,000
Evergy, Inc.	59,300	4,912,412
Southern Co.	80,000	7,736,000
		27,276,912
Entertainment - 0.8%
Netflix, Inc. (A)	75,000	7,020,750
Health Care Equipment & Supplies - 0.9%
Medtronic PLC	100,000	8,097,000
Health Care Providers & Services - 1.4%
Cigna Group	25,000	7,264,500
Quest Diagnostics, Inc.	25,100	4,874,420
		12,138,920
Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties, Inc.	25,000	2,627,250
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.1%
Travel & Leisure Co.	145,000	$ 9,375,700
Household Products - 1.2%
Procter & Gamble Co.	75,000	11,031,750
Independent Power & Renewable Electricity Producers - 1.3%
Vistra Corp.	70,000	11,048,800
Insurance - 1.2%
Allstate Corp.	30,000	6,517,800
American International Group, Inc.	60,000	4,488,000
		11,005,800
Interactive Media & Services - 5.9%
Alphabet, Inc., Class C	112,500	42,968,250
Meta Platforms, Inc., Class A	15,000	9,178,650
		52,146,900
IT Services - 1.7%
International Business Machines Corp.	65,000	15,013,700
Machinery - 0.5%
Cummins, Inc.	6,250	4,193,813
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp. (B)	550,000	6,061,000
Multi-Utilities - 1.8%
Dominion Energy, Inc.	150,000	9,675,000
Sempra	63,145	6,006,352
		15,681,352
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	20,000	3,866,200
ONEOK, Inc.	125,000	11,557,500
		15,423,700
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	120,000	7,270,800
Merck & Co., Inc.	150,000	16,377,000
Pfizer, Inc.	325,000	8,677,500
		32,325,300
Retail REITs - 0.6%
Realty Income Corp.	78,350	5,033,204
Semiconductors & Semiconductor Equipment - 4.3%
Broadcom, Inc.	50,000	20,871,500
NVIDIA Corp.	85,000	16,963,450
		37,834,950
Software - 2.2%
Microsoft Corp.	47,500	19,369,550
Specialized REITs - 2.5%
Equinix, Inc.	3,500	3,789,905
Gaming & Leisure Properties, Inc.	60,000	2,907,600
Iron Mountain, Inc.	58,950	7,427,111
Lamar Advertising Co., Class A	54,250	7,477,820
		21,602,436
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.7%
Bath & Body Works, Inc.	250,000	$ 4,860,000
Best Buy Co., Inc.	92,500	5,595,325
Dick's Sporting Goods, Inc. (B)	32,500	7,374,900
Home Depot, Inc.	17,500	5,754,000
		23,584,225
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	75,000	20,351,250
Total Common Stocks (Cost $341,373,795)		513,905,444

	Principal	Value
CORPORATE DEBT SECURITIES - 37.1%
Aerospace & Defense - 1.3%
ATI, Inc.
5.88%, 12/01/2027	$ 4,002,000	4,006,130
Bombardier, Inc.
7.25%, 07/01/2031 (C)	825,000	868,056
TransDigm, Inc.
6.38%, 05/31/2033 (C)	2,500,000	2,519,222
7.13%, 12/01/2031 (C)	4,000,000	4,145,080
		11,538,488
Automobile Components - 1.6%
American Axle & Manufacturing, Inc.
7.75%, 10/15/2033 (C)	3,000,000	2,928,983
Cooper Tire & Rubber Co. LLC
7.63%, 03/15/2027	5,200,000	5,226,000
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (C)	2,350,000	2,366,224
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/2032 (C)	3,150,000	3,288,802
		13,810,009
Automobiles - 0.6%
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (C)	1,750,000	1,749,391
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (C)	3,100,000	3,212,353
		4,961,744
Banks - 1.6%
Bank of Montreal
Fixed until 11/26/2034, 7.30% (D), 11/26/2084	3,000,000	3,160,551
Barclays PLC
Fixed until 03/15/2035 (E), 7.63% (B)(D)	200,000	210,650
Citigroup, Inc.
Fixed until 02/15/2030 (E), 6.95% (D)	1,500,000	1,526,547
Fixed until 08/15/2029 (E), 7.13% (D)	3,000,000	3,043,914
Fixed until 11/15/2028 (E), 7.63% (D)	1,000,000	1,039,918
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
FNB Corp.
Fixed until 12/11/2029, 5.72% (D), 12/11/2030	$ 1,765,000	$ 1,784,336
JPMorgan Chase & Co.
Fixed until 04/01/2030 (E), 6.50% (D)	3,000,000	3,079,665
		13,845,581
Building Products - 1.3%
Builders FirstSource, Inc.
6.38%, 03/01/2034 (C)	3,800,000	3,781,141
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (C)	3,765,000	3,732,410
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (C)	3,450,000	3,504,434
		11,017,985
Commercial Services & Supplies - 5.3%
Amsted Industries, Inc.
6.38%, 03/15/2033 (C)	3,000,000	3,051,936
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (C)	4,562,000	4,558,065
Brink's Co.
6.75%, 06/15/2032 (C)	4,146,000	4,253,481
CoreCivic, Inc.
8.25%, 04/15/2029	2,750,000	2,864,804
Deluxe Corp.
8.00%, 06/01/2029 (C)	5,000,000	5,057,215
GEO Group, Inc.
8.63%, 04/15/2029	3,700,000	3,849,561
Herc Holdings, Inc.
7.00%, 06/15/2030 (C)	2,000,000	2,080,746
7.25%, 06/15/2033 (C)	2,300,000	2,408,627
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (C)	2,000,000	1,554,253
PROG Holdings, Inc.
6.00%, 11/15/2029 (C)	2,650,000	2,589,235
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,543,860
United Rentals North America, Inc.
6.00%, 12/15/2029 (C)	6,150,000	6,253,793
Upbound Group, Inc.
6.38%, 02/15/2029 (C)	2,750,000	2,717,505
WEX, Inc.
6.50%, 03/15/2033 (C)	3,000,000	2,988,052
		46,771,133
Communications Equipment - 0.4%
WULF Compute LLC
7.75%, 10/15/2030 (C)	2,900,000	3,047,886
Construction & Engineering - 1.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027 (C)	1,300,000	1,300,311
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/2032 (C)	$ 3,800,000	$ 3,861,936
Forestar Group, Inc.
5.00%, 03/01/2028 (C)	5,000,000	4,961,186
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,224,450
		12,347,883
Consumer Staples Distribution & Retail - 1.7%
Academy Ltd.
6.00%, 11/15/2027 (C)	5,150,000	5,150,020
Advance Auto Parts, Inc.
7.00%, 08/01/2030 (C)	1,350,000	1,392,628
7.38%, 08/01/2033 (C)	1,500,000	1,547,745
Bath & Body Works, Inc.
6.63%, 10/01/2030 (C)	2,450,000	2,482,923
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (C)	1,150,000	1,116,847
Dillard's, Inc.
7.00%, 12/01/2028	230,000	238,890
7.75%, 07/15/2026	1,150,000	1,156,595
Macy's Retail Holdings LLC
7.38%, 08/01/2033 (C)	1,700,000	1,770,751
		14,856,399
Containers & Packaging - 0.2%
Graphic Packaging International LLC
6.38%, 07/15/2032 (B)(C)	2,000,000	1,996,075
Diversified REITs - 0.1%
American Assets Trust LP
6.15%, 10/01/2034	170,000	170,380
Rithm Capital Corp.
8.00%, 07/15/2030 (C)	1,050,000	1,050,763
		1,221,143
Electric Utilities - 0.8%
Dominion Energy, Inc.
Fixed until 02/15/2035, 6.63% (D), 05/15/2055 (B)	1,000,000	1,022,747
Southern Co.
Fixed until 12/15/2034, 6.38% (D), 03/15/2055	3,000,000	3,090,138
Vistra Operations Co. LLC
6.95%, 10/15/2033 (C)	2,500,000	2,722,257
		6,835,142
Electrical Equipment - 1.0%
Energizer Holdings, Inc.
6.00%, 09/15/2033 (B)(C)	3,700,000	3,538,321
WESCO Distribution, Inc.
5.50%, 04/15/2034 (C)	550,000	548,585
6.63%, 03/15/2032 (C)	2,000,000	2,071,330
7.25%, 06/15/2028 (C)	2,729,000	2,735,834
		8,894,070
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 2.9%
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (B)(D)	$ 2,250,000	$ 2,164,695
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (C)	2,750,000	2,560,937
Citadel LP
6.38%, 01/23/2032 (C)	4,750,000	4,972,390
EZCORP, Inc.
7.38%, 04/01/2032 (C)	3,850,000	4,070,066
ILFC E-Capital Trust I
6.38% (D), 12/21/2065 (C)	3,400,000	2,915,289
Osaic Holdings, Inc.
6.75%, 08/01/2032 (C)	2,250,000	2,285,311
Rocket Cos., Inc.
6.38%, 08/01/2033 (C)	2,500,000	2,530,487
StoneX Group, Inc.
7.88%, 03/01/2031 (C)	4,175,000	4,395,995
		25,895,170
Food Products - 1.0%
Post Holdings, Inc.
6.38%, 03/01/2033 (C)	4,000,000	3,998,444
U.S. Foods, Inc.
6.88%, 09/15/2028 (C)	2,300,000	2,348,576
United Natural Foods, Inc.
6.75%, 10/15/2028 (C)	2,214,000	2,215,388
		8,562,408
Health Care Providers & Services - 1.7%
DaVita, Inc.
6.88%, 09/01/2032 (C)	5,175,000	5,341,589
Global Medical Response, Inc.
7.38%, 10/01/2032 (C)	4,350,000	4,534,614
Horizon Mutual Holdings, Inc.
6.20%, 11/15/2034 (C)	3,207,000	3,029,800
Select Medical Corp.
6.25%, 12/01/2032 (B)(C)	2,000,000	1,942,055
		14,848,058
Hotels, Restaurants & Leisure - 2.7%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (C)	1,500,000	1,518,867
Light & Wonder International, Inc.
6.25%, 10/01/2033 (C)	1,500,000	1,487,569
7.50%, 09/01/2031 (C)	4,500,000	4,689,796
Lindblad Expeditions LLC
7.00%, 09/15/2030 (C)	3,850,000	3,955,036
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (C)	4,388,000	4,389,953
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	2,950,000	2,908,378
Viking Cruises Ltd.
9.13%, 07/15/2031 (C)	2,509,000	2,643,813
VOC Escrow Ltd.
5.00%, 02/15/2028 (C)	2,516,000	2,510,650
		24,104,062
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028	$ 1,141,000	$ 1,136,253
Insurance - 0.2%
Kuvare U.S. Holdings, Inc.
Fixed until 11/01/2026, 7.00% (D), 02/17/2051 (C)	1,500,000	1,485,000
Internet & Catalog Retail - 1.1%
Gen Digital, Inc.
6.25%, 04/01/2033 (C)	4,000,000	3,897,982
Match Group Holdings II LLC
6.13%, 09/15/2033 (C)	3,850,000	3,803,981
Wayfair LLC
6.75%, 11/15/2032 (C)	2,000,000	2,022,014
		9,723,977
IT Services - 1.2%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	482,065
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,971,263
NCR Atleos Corp.
9.50%, 04/01/2029 (C)	3,225,000	3,430,939
Science Applications International Corp.
5.88%, 11/01/2033 (C)	2,500,000	2,465,848
Seagate HDD Cayman
8.50%, 07/15/2031	2,000,000	2,094,956
		10,445,071
Machinery - 0.5%
Regal Rexnord Corp.
6.30%, 02/15/2030	2,549,000	2,667,271
6.40%, 04/15/2033	1,900,000	2,020,318
		4,687,589
Metals & Mining - 1.0%
Carpenter Technology Corp.
5.63%, 03/01/2034 (C)	5,000,000	5,003,010
Mineral Resources Ltd.
8.50%, 05/01/2030 (C)	2,000,000	2,060,096
Novelis Corp.
6.38%, 08/15/2033 (C)	2,000,000	2,008,394
		9,071,500
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/2033 (C)	2,000,000	1,996,045
Chord Energy Corp.
6.75%, 03/15/2033 (C)	3,000,000	3,121,716
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	3,375,000	3,457,941
Murphy Oil Corp.
6.00%, 10/01/2032 (B)	6,625,000	6,668,637
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%, 02/15/2032 (C)	2,500,000	2,623,975
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/2028	$ 3,000,000	$ 2,997,394
Permian Resources Operating LLC
5.88%, 07/01/2029 (C)	2,250,000	2,251,825
9.88%, 07/15/2031 (C)	1,132,000	1,197,739
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (C)	3,325,000	3,476,517
Sunoco LP
6.25%, 07/01/2033 (C)	500,000	511,012
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,191,453
7.00%, 09/15/2028 (C)	2,850,000	2,917,878
Valero Energy Corp.
8.75%, 06/15/2030	300,000	342,193
		32,754,325
Personal Care Products - 0.2%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (C)	1,683,000	1,679,549
Pharmaceuticals - 0.7%
1261229 BC Ltd.
10.00%, 04/15/2032 (C)	676,000	698,158
Harrow, Inc.
8.63%, 09/15/2030 (C)	5,000,000	5,175,200
		5,873,358
Software - 0.9%
Concentrix Corp.
6.85%, 08/02/2033 (B)	2,600,000	2,373,141
CoreWeave, Inc.
9.25%, 06/01/2030 (B)(C)	4,950,000	5,012,412
Salesforce, Inc.
4.50%, 03/15/2028	855,000	855,803
		8,241,356
Specialized REITs - 0.1%
Iron Mountain, Inc.
6.25%, 01/15/2033 (C)	750,000	761,615
Technology Hardware, Storage & Peripherals - 0.2%
Zebra Technologies Corp.
6.50%, 06/01/2032 (C)	2,000,000	2,038,906
Transportation Infrastructure - 1.6%
Danaos Corp.
6.88%, 10/15/2032 (C)	2,000,000	2,054,206
FTAI Aviation Investors LLC
7.00%, 06/15/2032 (C)	3,800,000	3,922,501
RXO, Inc.
6.38%, 05/15/2031 (C)	5,000,000	4,951,229
Star Leasing Co. LLC
7.63%, 02/15/2030 (C)	2,000,000	1,935,350
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
XPO CNW, Inc.
6.70%, 05/01/2034	$ 1,181,000	$ 1,242,735
		14,106,021
Total Corporate Debt Securities (Cost $325,644,977)		326,557,756

	Shares	Value
PREFERRED STOCKS - 2.8%
Banks - 0.4%
Citizens Financial Group, Inc.,
Series H, 7.38%	10,000	259,500
Dime Community Bancshares, Inc.,
5.50%	57,045	1,114,659
M&T Bank Corp.,
Series J, 7.50% (B)	33,000	877,470
Regions Financial Corp.,
Fixed until 09/15/2029, 6.95% (D)	35,000	900,900
		3,152,529
Capital Markets - 0.1%
Morgan Stanley,
Series P, 6.50% (B)	50,000	1,263,500
Consumer Finance - 0.4%
Synchrony Financial,
Series B, Fixed until 05/15/2029, 8.25% (D)	142,000	3,734,600
Electric Utilities - 0.6%
NextEra Energy Capital Holdings, Inc.,
Series U, 6.50%	30,000	768,000
SCE Trust VIII,
Series N, 6.95%	75,000	1,794,750
Southern Co.,
6.50%	100,000	2,550,000
		5,112,750
Financial Services - 0.2%
NewtekOne, Inc.,
Series B, Fixed until 10/01/2030, 8.50% (B)(D)	60,000	1,458,900
Insurance - 0.3%
Allstate Corp.,
Series J, 7.38% (B)	73,000	1,911,870
Enstar Group Ltd.,
Series E, 7.00%	50,000	1,020,500
		2,932,370
	Shares	Value
PREFERRED STOCKS (continued)
Mortgage Real Estate Investment Trusts - 0.5%
Adamas Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (D)	70,000	$ 1,688,400
AGNC Investment Corp.,
Series E, 3-Month Term SOFR + 5.25%, 8.92% (D)	49,300	1,256,164
Annaly Capital Management, Inc.,
Series F, 3-Month Term SOFR + 5.25%, 8.92% (D)	40,784	1,058,753
		4,003,317
Trading Companies & Distributors - 0.2%
Triton International Ltd.,
Series E, 5.75% (B)	100,000	1,935,000
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure, Inc.,
5.50% (B)	60,100	1,086,608
Total Preferred Stocks (Cost $25,688,703)		24,679,574
OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (F)	20,291,188	20,291,188
Total Other Investment Company (Cost $20,291,188)		20,291,188

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.35% (F), dated 04/30/2026, to be repurchased at $14,494,872 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $14,784,240.	$ 14,494,328	14,494,328
Total Repurchase Agreement (Cost $14,494,328)		14,494,328
Total Investments (Cost $727,492,991)		899,928,290
Net Other Assets (Liabilities) - (2.2)%		(19,436,273)
Net Assets - 100.0%		$ 880,492,017
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$513,905,444	$—	$—	$513,905,444
Corporate Debt Securities	—	326,557,756	—	326,557,756
Preferred Stocks	23,659,074	1,020,500	—	24,679,574
Other Investment Company	20,291,188	—	—	20,291,188
Repurchase Agreement	—	14,494,328	—	14,494,328
Total Investments	$557,855,706	$342,072,584	$—	$899,928,290
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $36,150,790, collateralized by cash collateral of $20,291,188 and non-cash collateral, such as U.S. government securities of $16,619,068. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $255,202,065, representing 29.0% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Rate disclosed reflects the yield at April 30, 2026.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $712,998,663) (including securities loaned of $36,150,790)	$885,433,962
Repurchase agreement, at value (cost $14,494,328)	14,494,328
Cash	4,592,954
Receivables and other assets:
Net income from securities lending	23,816
Shares of beneficial interest sold	1,359,946
Dividends	322,903
Interest	5,177,867
Prepaid expenses	29,917
Total assets	911,435,693
Liabilities:
Cash collateral received upon return of:
Securities on loan	20,291,188
Payables and other liabilities:
Investments purchased	9,263,975
Shares of beneficial interest redeemed	730,218
Investment management fees	403,288
Distribution and service fees	107,293
Transfer agent fees	70,510
Trustee and CCO fees	2,799
Audit and tax fees	27,923
Custody fees	13,383
Legal fees	3,092
Printing and shareholder reports fees	12,519
Other accrued expenses	17,488
Total liabilities	30,943,676
Net assets	$880,492,017
Net assets consist of:
Paid-in capital	$824,349,850
Total distributable earnings (accumulated losses)	56,142,167
Net assets	$880,492,017
Net assets by class:
Class A	$184,029,245
Class C	86,564,269
Class I	609,874,818
Class I2	23,685
Shares outstanding (unlimited shares, no par value):
Class A	11,140,729
Class C	5,261,589
Class I	36,901,136
Class I2	1,520
Net asset value per share: (A)
Class A	$16.52
Class C	16.45
Class I	16.53
Class I2	15.58
Maximum offering price per share: (B)
Class A	$17.48

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$6,404,587
Interest income	11,195,072
Net income from securities lending	118,902
Withholding taxes on foreign income	(598)
Total investment income	17,717,963
Expenses:
Investment management fees	2,411,291
Distribution and service fees:
Class A	222,765
Class C	435,831
Transfer agent fees:
Class A	79,950
Class C	31,282
Class I	303,610
Class I2	1
Trustee and CCO fees	18,044
Audit and tax fees	25,346
Custody fees	29,745
Legal fees	24,580
Printing and shareholder reports fees	27,749
Registration fees	36,994
Other	24,018
Total expenses before waiver and/or reimbursement and recapture	3,671,206
Expenses waived and/or reimbursed:
Class I	(189)
Recapture of previously waived and/or reimbursed fees:
Class I	12,969
Net expenses	3,683,986
Net investment income (loss)	14,033,977
Net realized gain (loss) on:
Investments	28,436,761
Net change in unrealized appreciation (depreciation) on:
Investments	(803,786)
Net realized and change in unrealized gain (loss)	27,632,975
Net increase (decrease) in net assets resulting from operations	$41,666,952
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$14,033,977	$26,241,095
Net realized gain (loss)	28,436,761	17,115,162
Net change in unrealized appreciation (depreciation)	(803,786)	64,999,892
Net increase (decrease) in net assets resulting from operations	41,666,952	108,356,149
Dividends and/or distributions to shareholders:
Class A	(2,913,028)	(5,350,041)
Class C	(1,097,245)	(2,354,906)
Class I	(10,198,403)	(18,977,878)
Class I2	(435)	(821)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(14,209,111)	(26,683,646)
Capital share transactions:
Proceeds from shares sold:
Class A	13,603,947	34,432,829
Class C	5,513,576	9,347,388
Class I	65,555,316	158,453,151
	84,672,839	202,233,368
Dividends and/or distributions reinvested:
Class A	2,828,431	5,172,326
Class C	1,091,164	2,341,017
Class I	10,146,250	18,870,846
Class I2	435	821
	14,066,280	26,385,010
Cost of shares redeemed:
Class A	(19,373,279)	(35,400,661)
Class C	(7,592,340)	(12,705,242)
Class I	(54,131,193)	(137,007,641)
	(81,096,812)	(185,113,544)
Automatic conversions:
Class A	5,841,035	3,966,228
Class C	(5,841,035)	(3,966,228)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	17,642,307	43,504,834
Net increase (decrease) in net assets	45,100,148	125,177,337
Net assets:
Beginning of period/year	835,391,869	710,214,532
End of period/year	$880,492,017	$835,391,869
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	841,242	2,301,789
Class C	341,942	632,483
Class I	4,046,879	10,640,360
	5,230,063	13,574,632
Shares reinvested:
Class A	175,497	347,032
Class C	67,977	157,994
Class I	629,104	1,265,501
Class I2	29	58
	872,607	1,770,585
Shares redeemed:
Class A	(1,198,795)	(2,383,376)
Class C	(471,446)	(861,951)
Class I	(3,337,654)	(9,244,849)
	(5,007,895)	(12,490,176)
Automatic conversions:
Class A	361,194	261,396
Class C	(362,701)	(262,540)
	(1,507)	(1,144)
Net increase (decrease) in shares outstanding:
Class A	179,138	526,841
Class C	(424,228)	(334,014)
Class I	1,338,329	2,661,012
Class I2	29	58
	1,093,268	2,853,897
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$16.00	$14.39	$12.11	$12.43	$14.24	$11.53
Investment operations:
Net investment income (loss) (A)	0.26	0.50	0.48	0.50	0.45	0.40
Net realized and unrealized gain (loss)	0.52	1.62	2.28	(0.31)	(1.62)	2.72
Total investment operations	0.78	2.12	2.76	0.19	(1.17)	3.12
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.51)	(0.48)	(0.51)	(0.46)	(0.41)
Net realized gains	—	—	—	—	(0.18)	—
Total dividends and/or distributions to shareholders	(0.26)	(0.51)	(0.48)	(0.51)	(0.64)	(0.41)
Net asset value, end of period/year	$16.52	$16.00	$14.39	$12.11	$12.43	$14.24
Total return (E)	4.94%(F)	15.05%	23.14%(C)	1.44%	(8.50)%(D)	27.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$184,029	$175,403	$150,168	$138,260	$138,668	$134,310
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95%(G)	0.97%	0.98%	0.99%	1.01%(H)	0.98%(H)
Including waiver and/or reimbursement and recapture	0.95%(G)	0.97%	0.98%	0.99%(I)	0.99%(H)	0.98%(H)
Net investment income (loss) to average net assets	3.22%(G)	3.36%	3.52%	3.96%	3.35%	2.89%
Portfolio turnover rate	27%(F)	53%	42%	37%	44%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$15.94	$14.34	$12.06	$12.38	$14.17	$11.48
Investment operations:
Net investment income (loss) (A)	0.20	0.39	0.38	0.41	0.35	0.30
Net realized and unrealized gain (loss)	0.51	1.61	2.29	(0.32)	(1.60)	2.70
Total investment operations	0.71	2.00	2.67	0.09	(1.25)	3.00
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.40)	(0.39)	(0.41)	(0.36)	(0.31)
Net realized gains	—	—	—	—	(0.18)	—
Total dividends and/or distributions to shareholders	(0.20)	(0.40)	(0.39)	(0.41)	(0.54)	(0.31)
Net asset value, end of period/year	$16.45	$15.94	$14.34	$12.06	$12.38	$14.17
Total return (E)	4.51%(F)	14.21%	22.37%(C)	0.65%	(9.11)%(D)	26.32%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$86,564	$90,616	$86,299	$76,696	$83,457	$87,104
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.68%(G)	1.69%	1.70%	1.71%	1.73%(H)	1.71%(H)
Including waiver and/or reimbursement and recapture	1.68%(G)	1.69%	1.70%	1.71%(I)	1.71%(H)	1.71%(H)
Net investment income (loss) to average net assets	2.49%(G)	2.65%	2.80%	3.24%	2.64%	2.23%
Portfolio turnover rate	27%(F)	53%	42%	37%	44%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$16.01	$14.40	$12.11	$12.44	$14.25	$11.53
Investment operations:
Net investment income (loss) (A)	0.28	0.54	0.51	0.53	0.48	0.43
Net realized and unrealized gain (loss)	0.52	1.62	2.30	(0.32)	(1.60)	2.73
Total investment operations	0.80	2.16	2.81	0.21	(1.12)	3.16
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.55)	(0.52)	(0.54)	(0.51)	(0.44)
Net realized gains	—	—	—	—	(0.18)	—
Total dividends and/or distributions to shareholders	(0.28)	(0.55)	(0.52)	(0.54)	(0.69)	(0.44)
Net asset value, end of period/year	$16.53	$16.01	$14.40	$12.11	$12.44	$14.25
Total return	5.06%(D)	15.33%	23.55%	1.65%	(8.20)%(C)	27.66%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$609,875	$569,351	$473,728	$408,901	$436,301	$347,653
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.72%	0.73%	0.73%	0.75%(F)	0.74%(F)
Including waiver and/or reimbursement and recapture	0.72%(E)(G)	0.72%(G)	0.72%	0.72%	0.72%(F)	0.72%(F)
Net investment income (loss) to average net assets	3.45%(E)	3.61%	3.76%	4.23%	3.64%	3.20%
Portfolio turnover rate	27%(D)	53%	42%	37%	44%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$15.11	$13.62	$11.49	$11.83	$13.58	$11.01
Investment operations:
Net investment income (loss) (A)	0.27	0.52	0.50	0.52	0.47	0.43
Net realized and unrealized gain (loss)	0.49	1.53	2.16	(0.30)	(1.52)	2.58
Total investment operations	0.76	2.05	2.66	0.22	(1.05)	3.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.56)	(0.53)	(0.56)	(0.52)	(0.44)
Net realized gains	—	—	—	—	(0.18)	—
Total dividends and/or distributions to shareholders	(0.29)	(0.56)	(0.53)	(0.56)	(0.70)	(0.44)
Net asset value, end of period/year	$15.58	$15.11	$13.62	$11.49	$11.83	$13.58
Total return	5.09%(B)	15.45%	23.55%	1.77%	(8.15)%	27.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$24	$22	$20	$16	$16	$17
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(C)	0.63%	0.63%	0.63%	0.65%(D)	0.64%(D)
Including waiver and/or reimbursement and recapture	0.62%(C)	0.63%	0.63%	0.63%	0.64%(D)	0.64%(D)
Net investment income (loss) to average net assets	3.56%(C)	3.70%	3.85%	4.31%	3.71%	3.32%
Portfolio turnover rate	27%(B)	53%	42%	37%	44%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Multi-Asset Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $2,185.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$263,277	$—	$—	$—	$263,277
Corporate Debt Securities	19,932,980	—	—	—	19,932,980
Preferred Stocks	94,931	—	—	—	94,931
Total Securities Lending Transactions	$20,291,188	$—	$—	$—	$20,291,188
Total Borrowings	$20,291,188	$—	$—	$—	$20,291,188
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Preferred stock risk: Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial sector risk: Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$23,680	0.00% (A)

(A)	Rounds to less than 0.01%.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.570%
Over $500 million up to $1 billion	0.565
Over $1 billion up to $1.5 billion	0.540
Over $1.5 billion up to $2 billion	0.530
Over $2 billion	0.510
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.04%	March 1, 2027
Class C	1.76	March 1, 2027
Class I	0.72	March 1, 2027
Class I2	0.68	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class I	$26,580	$36,642	$21,813	$189	$85,224

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$182,091	$—
Class C	—	1,837
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$408,346	$68,161
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$223,996,609	$12,194,026	$209,883,074	$14,906,764
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$727,492,991	$181,814,207	$(9,378,908)	$172,435,299
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Asset Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA MAI 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Multi-Managed Balanced
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 61.1%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	30,166	$ 7,331,545
RTX Corp.	44,762	7,881,245
Textron, Inc.	17,221	1,652,527
TransDigm Group, Inc.	2,478	2,874,431
		19,739,748
Air Freight & Logistics - 0.2%
FedEx Corp.	8,831	3,561,631
Automobile Components - 0.0% *
Aptiv PLC (A)	7,543	454,541
Automobiles - 1.0%
Tesla, Inc. (A)	38,901	14,845,789
Banks - 2.0%
Bank of America Corp.	169,647	9,069,329
Citigroup, Inc.	39,632	5,072,103
Fifth Third Bancorp	70,712	3,589,341
U.S. Bancorp	73,986	4,192,047
Wells Fargo & Co.	105,053	8,638,508
		30,561,328
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	88,655	2,606,457
PepsiCo, Inc.	58,338	9,245,990
		11,852,447
Biotechnology - 1.2%
AbbVie, Inc.	44,655	9,436,495
Neurocrine Biosciences, Inc. (A)	4,701	618,981
Regeneron Pharmaceuticals, Inc.	6,242	4,413,468
Vertex Pharmaceuticals, Inc. (A)	6,712	2,868,574
		17,337,518
Broadline Retail - 2.9%
Amazon.com, Inc. (A)	167,488	44,394,369
Building Products - 0.8%
Carrier Global Corp.	11,135	747,938
Masco Corp.	31,715	2,277,771
Trane Technologies PLC	19,349	9,530,157
		12,555,866
Capital Markets - 1.0%
Blackstone, Inc.	14,851	1,864,989
Charles Schwab Corp.	71,016	6,507,906
CME Group, Inc.	5,342	1,537,534
Morgan Stanley	25,868	4,930,182
		14,840,611
Chemicals - 0.8%
Ecolab, Inc.	23,868	6,220,001
Linde PLC	7,825	3,921,420
PPG Industries, Inc.	22,549	2,446,567
		12,587,988
Communications Equipment - 0.4%
Arista Networks, Inc. (A)	25,687	4,436,402
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Ciena Corp. (A)	1,178	$ 621,489
Motorola Solutions, Inc.	1,313	576,446
		5,634,337
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,652	1,641,774
Vulcan Materials Co.	6,344	1,914,238
		3,556,012
Consumer Finance - 0.5%
American Express Co.	11,972	3,867,555
Capital One Financial Corp.	20,337	3,890,468
		7,758,023
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	1,136	1,152,506
Walmart, Inc.	54,610	7,204,697
		8,357,203
Containers & Packaging - 0.0% *
Ball Corp.	5,634	344,125
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	262,251	6,852,618
Comcast Corp., Class A	23,518	635,927
Verizon Communications, Inc.	19,555	939,227
		8,427,772
Electric Utilities - 1.2%
Entergy Corp.	36,005	4,245,350
NextEra Energy, Inc.	91,031	8,910,114
NRG Energy, Inc.	3,025	470,630
Southern Co.	39,639	3,833,091
		17,459,185
Electrical Equipment - 0.9%
Eaton Corp. PLC	10,655	4,613,722
Emerson Electric Co.	16,250	2,282,150
GE Vernova, Inc.	3,498	3,789,943
Vertiv Holdings Co., Class A	8,194	2,691,647
		13,377,462
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	46,142	6,795,332
Corning, Inc.	6,480	1,064,275
		7,859,607
Energy Equipment & Services - 0.3%
Baker Hughes Co.	66,170	4,610,064
Entertainment - 0.8%
Netflix, Inc. (A)	56,216	5,262,380
Walt Disney Co.	56,483	5,860,111
Warner Music Group Corp., Class A	23,614	667,568
		11,790,059
Financial Services - 2.9%
Affirm Holdings, Inc. (A)	14,592	937,974
Apollo Global Management, Inc.	16,792	2,161,466
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Berkshire Hathaway, Inc., Class B (A)	24,633	$ 11,666,189
Corpay, Inc. (A)	10,786	3,305,585
Fidelity National Information Services, Inc.	51,381	2,390,758
Mastercard, Inc., Class A	22,980	11,557,102
Toast, Inc., Class A (A)	46,396	1,323,214
Visa, Inc., Class A	28,986	9,560,742
WEX, Inc. (A)	2,093	314,641
		43,217,671
Food Products - 0.4%
Mondelez International, Inc., Class A	90,859	5,582,377
Ground Transportation - 0.2%
Union Pacific Corp.	12,045	3,245,887
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (A)	56,256	3,240,908
Edwards Lifesciences Corp. (A)	43,419	3,625,487
Medline, Inc., Class A (A)	13,847	615,776
Medtronic PLC	47,517	3,847,451
Stryker Corp.	18,281	5,760,892
		17,090,514
Health Care Providers & Services - 0.9%
Cencora, Inc.	1,497	461,091
Cigna Group	11,197	3,253,624
HCA Healthcare, Inc.	1,432	622,132
Humana, Inc.	5,619	1,328,556
McKesson Corp.	2,637	2,149,683
UnitedHealth Group, Inc.	17,125	6,344,470
		14,159,556
Health Care REITs - 0.6%
Ventas, Inc.	55,549	4,880,535
Welltower, Inc.	15,741	3,421,149
		8,301,684
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	11,027	1,856,506
Carnival Corp.	85,720	2,272,437
Chipotle Mexican Grill, Inc. (A)	100,125	3,403,249
DoorDash, Inc., Class A (A)	7,819	1,318,674
Expedia Group, Inc.	7,634	1,896,056
Hilton Worldwide Holdings, Inc.	16,690	5,408,728
McDonald's Corp.	23,140	6,793,673
Yum! Brands, Inc.	25,618	4,089,914
		27,039,237
Household Durables - 0.1%
Lennar Corp., Class A	7,565	683,119
Household Products - 0.1%
Church & Dwight Co., Inc.	17,884	1,735,821
Independent Power & Renewable Electricity Producers - 0.0% *
Vistra Corp.	1,848	291,688
Industrial Conglomerates - 0.5%
3M Co.	47,809	7,004,975
	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.0%
Aon PLC, Class A	19,466	$ 6,066,579
Arch Capital Group Ltd. (A)	12,515	1,182,167
Arthur J Gallagher & Co.	21,398	4,416,547
Chubb Ltd.	3,644	1,191,588
Progressive Corp.	10,444	2,102,168
		14,959,049
Interactive Media & Services - 5.2%
Alphabet, Inc., Class A	89,597	34,476,925
Alphabet, Inc., Class C	58,836	22,471,822
Meta Platforms, Inc., Class A	35,792	21,901,483
		78,850,230
IT Services - 0.4%
Accenture PLC, Class A	11,228	2,006,556
Cognizant Technology Solutions Corp., Class A	59,774	3,162,045
International Business Machines Corp.	3,923	906,134
		6,074,735
Life Sciences Tools & Services - 0.3%
Danaher Corp.	13,856	2,479,531
IQVIA Holdings, Inc. (A)	3,256	515,653
Waters Corp. (A)	5,470	1,691,488
		4,686,672
Machinery - 0.8%
Caterpillar, Inc.	662	589,253
Deere & Co.	9,366	5,524,722
Dover Corp.	15,266	3,456,375
Ingersoll Rand, Inc.	16,842	1,345,002
Otis Worldwide Corp.	10,951	852,864
		11,768,216
Media - 0.1%
EchoStar Corp., Class A (A)(B)	2,322	285,931
Omnicom Group, Inc.	12,842	985,238
		1,271,169
Metals & Mining - 0.1%
Newmont Corp.	7,366	818,289
Multi-Utilities - 0.3%
Sempra	45,663	4,343,465
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	33,272	4,184,952
Diamondback Energy, Inc.	8,840	1,817,769
EOG Resources, Inc.	49,571	6,968,196
EQT Corp.	26,544	1,594,764
Exxon Mobil Corp.	85,789	13,239,816
		27,805,497
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	14,911	1,013,799
United Airlines Holdings, Inc. (A)	7,010	630,900
		1,644,699
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	85,160	$ 5,159,844
Eli Lilly & Co.	9,802	9,160,949
Johnson & Johnson	46,356	10,654,927
Merck & Co., Inc.	6,059	661,522
		25,637,242
Professional Services - 0.2%
Leidos Holdings, Inc.	19,405	2,895,614
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	26,722	1,691,235
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (A)	20,359	7,217,062
Analog Devices, Inc.	16,992	6,835,202
Broadcom, Inc.	76,349	31,870,363
Intel Corp. (A)	15,439	1,458,677
Lam Research Corp.	36,481	9,406,991
Micron Technology, Inc.	19,677	10,176,157
NVIDIA Corp.	390,690	77,970,003
NXP Semiconductors NV	21,713	6,374,720
Texas Instruments, Inc.	23,981	6,740,579
		158,049,754
Software - 5.0%
AppLovin Corp., Class A (A)	2,041	911,000
Autodesk, Inc. (A)	9,027	2,139,399
Cadence Design Systems, Inc. (A)	8,718	2,873,366
Fortinet, Inc. (A)	9,769	823,624
Intuit, Inc.	9,027	3,506,989
Microsoft Corp.	123,179	50,229,933
Oracle Corp.	36,678	5,919,462
Palantir Technologies, Inc., Class A (A)	25,643	3,567,198
Roper Technologies, Inc.	1,455	516,249
Salesforce, Inc.	2,757	486,693
ServiceNow, Inc. (A)	52,280	4,616,847
		75,590,760
Specialized REITs - 0.5%
American Tower Corp.	5,049	922,503
Equinix, Inc.	4,095	4,434,189
SBA Communications Corp.	6,948	1,536,897
		6,893,589
Specialty Retail - 1.2%
AutoZone, Inc. (A)	919	3,404,004
Burlington Stores, Inc. (A)	9,424	3,015,774
Lowe's Cos., Inc.	31,934	7,625,520
Ross Stores, Inc.	20,336	4,632,337
		18,677,635
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	216,418	58,725,024
Sandisk Corp. (A)	284	311,409
Seagate Technology Holdings PLC	10,460	7,046,275
Western Digital Corp.	8,970	3,897,644
		69,980,352
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.5%
Altria Group, Inc.	25,751	$ 1,870,810
Philip Morris International, Inc.	37,239	6,147,042
		8,017,852
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	2,190	2,102,050
Total Common Stocks (Cost $428,815,683)		922,016,318

	Principal	Value
CORPORATE DEBT SECURITIES - 13.4%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,248,000	1,007,179
5.81%, 05/01/2050	948,000	923,782
6.53%, 05/01/2034	515,000	563,214
6.86%, 05/01/2054	406,000	451,000
General Electric Co.
4.13%, 10/09/2042	394,000	331,317
4.50%, 03/11/2044	663,000	587,652
5.88%, 01/14/2038	175,000	186,348
HEICO Corp.
5.35%, 08/01/2033	950,000	967,095
Hexcel Corp.
4.90%, 05/15/2031	303,000	303,161
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (C)	447,000	441,926
		5,762,674
Automobile Components - 0.0% *
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (C)	198,000	199,367
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	478,000	467,753
		667,120
Automobiles - 0.1%
General Motors Financial Co., Inc.
6.15%, 07/15/2035	587,000	610,862
Hyundai Capital America
5.40%, 06/23/2032 (C)	1,460,000	1,487,749
		2,098,611
Banks - 2.1%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (D), 03/14/2028	1,000,000	1,008,311
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (D), 02/06/2037	1,692,000	1,665,821
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	3,014,000	3,101,262
Barclays PLC
Fixed until 02/24/2036, 5.21% (D), 02/24/2037	1,783,000	1,732,786
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CaixaBank SA
Fixed until 09/13/2033, 6.84% (D), 09/13/2034 (C)	$ 1,896,000	$ 2,071,984
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (D), 12/10/2031	891,000	876,862
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (D), 01/29/2037	1,369,000	1,336,882
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (D), 03/12/2031	1,277,000	1,270,604
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	1,296,000	1,153,715
Fixed until 01/21/2036, 5.07% (D), 01/21/2037	945,000	923,866
Fixed until 02/02/2036, 5.39% (D), 02/02/2041	1,333,000	1,297,486
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (B)(C)	1,099,000	1,275,792
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	1,192,000	1,206,163
Fixed until 04/23/2036, 5.15% (D), 04/23/2037	1,307,000	1,299,190
Fixed until 02/05/2036, 5.19% (D), 02/05/2037	1,245,000	1,224,780
Fixed until 10/23/2028, 6.09% (D), 10/23/2029	369,000	382,582
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (D), 10/30/2029	392,000	417,790
Morgan Stanley
Fixed until 03/12/2031, 4.71% (D), 03/12/2032	1,799,000	1,785,119
Fixed until 04/10/2036, 5.30% (D), 04/10/2037	460,000	457,240
Fixed until 01/18/2036, 5.31% (D), 01/18/2041	1,198,000	1,165,917
Fixed until 04/19/2034, 5.83% (D), 04/19/2035	901,000	937,443
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (D), 03/01/2035	1,373,000	1,423,743
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (D), 01/25/2041	744,000	729,653
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	571,000	600,293
UBS Group AG
Fixed until 08/10/2031, 4.59% (D), 08/10/2032 (C)	730,000	718,693
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (D), 01/24/2031	$ 933,000	$ 951,106
Fixed until 04/23/2035, 5.61% (D), 04/23/2036	1,141,000	1,170,161
		32,185,244
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	971,000	819,455
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	438,000	315,406
5.60%, 03/02/2043	555,000	547,368
CSL Finance PLC
4.63%, 04/27/2042 (C)	644,000	568,983
Gilead Sciences, Inc.
5.10%, 06/15/2035	853,000	860,328
Royalty Pharma PLC
2.20%, 09/02/2030	750,000	677,373
5.20%, 09/25/2035	601,000	595,497
		3,564,955
Building Products - 0.2%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	200,000	172,524
5.40%, 04/07/2035	583,000	594,249
Carlisle Cos., Inc.
5.25%, 09/15/2035	384,000	385,469
Owens Corning
4.30%, 07/15/2047	1,133,000	906,999
Vulcan Materials Co.
5.35%, 12/01/2034	826,000	841,322
		2,900,563
Capital Markets - 0.2%
Ares Capital Corp.
5.25%, 04/12/2031	1,491,000	1,450,228
Blackstone Secured Lending Fund
5.25%, 09/04/2029	425,000	418,979
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (C)	689,000	683,202
		2,552,409
Chemicals - 0.1%
CF Industries, Inc.
5.30%, 11/26/2035	611,000	612,020
OCP SA
6.75%, 05/02/2034 (C)	482,000	506,185
Westlake Corp.
5.55%, 11/15/2035 (B)	726,000	726,223
		1,844,428
Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 08/01/2029 (C)	915,000	879,967
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	$ 1,083,000	$ 1,098,731
Eaton Corp.
4.80%, 03/06/2036	570,000	561,123
Element Fleet Management Corp.
5.04%, 03/25/2030 (C)	1,610,000	1,627,095
ERAC USA Finance LLC
5.25%, 04/30/2036 (C)	819,000	816,942
Herc Holdings, Inc.
7.00%, 06/15/2030 (C)	625,000	650,233
Quanta Services, Inc.
2.90%, 10/01/2030	878,000	817,723
5.25%, 08/09/2034	51,000	51,718
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	376,000	369,056
Veralto Corp.
5.45%, 09/18/2033	917,000	938,978
		7,811,566
Communications Equipment - 0.4%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	260,107
NTT Finance Corp.
4.62%, 07/16/2028 (C)	643,000	645,479
Orange SA
4.75%, 01/13/2033 (C)	532,000	525,274
T-Mobile USA, Inc.
3.50%, 04/15/2031	692,000	654,689
3.88%, 04/15/2030	573,000	557,919
5.00%, 02/15/2036	1,282,000	1,254,526
Verizon Communications, Inc.
2.99%, 10/30/2056	1,383,000	805,889
4.75%, 01/15/2033	546,000	538,811
		5,242,694
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (C)	566,000	578,192
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,074,000	935,742
Containers & Packaging - 0.0% *
Sonoco Products Co.
5.75%, 11/01/2040	633,000	631,332
Diversified REITs - 0.3%
American Tower Trust #1
3.65%, 03/15/2048 (C)	508,000	502,120
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	929,000	912,992
Safehold GL Holdings LLC
6.10%, 04/01/2034 (B)	806,000	847,974
SBA Tower Trust
1.63%, 05/15/2051 (C)	1,011,000	997,044
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
VICI Properties LP
4.95%, 02/15/2030	$ 1,338,000	$ 1,338,253
		4,598,383
Electric Utilities - 0.8%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (C)	920,810	940,607
CMS Energy Corp.
4.88%, 03/01/2044	129,000	112,758
Constellation Energy Generation LLC
5.88%, 01/15/2066	597,000	573,514
Duke Energy Corp.
3.75%, 09/01/2046	1,352,000	995,909
4.95%, 09/15/2035	1,388,000	1,357,999
Duke Energy Indiana LLC
4.95%, 03/15/2036	308,000	302,661
Duke Energy Progress LLC
3.60%, 09/15/2047	1,141,000	828,412
Edison International
4.80%, 03/15/2031	1,430,000	1,395,868
Generadora de Gatun SA
6.87%, 09/30/2044 (C)(E)	464,000	464,000
NRG Energy, Inc.
6.00%, 02/01/2033 (C)	188,000	189,454
Pacific Gas & Electric Co.
2.50%, 02/01/2031	952,000	856,379
Public Service Enterprise Group, Inc.
5.40%, 03/15/2035	189,000	190,910
5.45%, 04/01/2034	305,000	311,678
Vistra Operations Co. LLC
5.25%, 10/15/2035 (C)	1,481,000	1,436,965
5.35%, 01/31/2036 (C)	1,060,000	1,035,216
6.88%, 04/15/2032 (C)	929,000	969,851
		11,962,181
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (C)	128,000	127,920
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	647,000	666,814
Hubbell, Inc.
4.80%, 11/15/2035	1,111,000	1,083,967
Keysight Technologies, Inc.
4.95%, 10/15/2034	568,000	564,629
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	826,000	800,859
Tyco Electronics Group SA
5.00%, 05/09/2035	1,100,000	1,096,735
		4,213,004
Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	1,247,000	1,219,322
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (C)	$ 1,357,000	$ 1,390,272
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (D), 09/11/2036	1,548,000	1,501,144
Fixed until 01/30/2036, 5.40% (D), 01/30/2037	687,000	674,827
Fixed until 07/26/2034, 5.88% (D), 07/26/2035	1,330,000	1,365,441
Fixed until 01/30/2035, 6.18% (D), 01/30/2036	231,000	235,256
Gabx Leasing LLC
5.30%, 04/15/2036 (C)	565,000	557,827
LPL Holdings, Inc.
5.70%, 05/20/2027	410,000	414,357
Rocket Cos., Inc.
6.13%, 08/01/2030 (C)	808,000	819,987
TPG Operating Group II LP
4.88%, 05/15/2031	766,000	755,191
UWM Holdings LLC
6.25%, 03/15/2031 (C)	867,000	804,014
6.63%, 02/01/2030 (C)	646,000	620,008
		10,357,646
Food Products - 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (C)	1,099,000	1,069,896
6.25%, 03/15/2033 (C)	153,000	154,357
BAT Capital Corp.
4.54%, 08/15/2047	1,081,000	881,084
5.63%, 08/15/2035	1,380,000	1,423,133
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,345,000	1,341,963
Cargill, Inc.
5.13%, 02/11/2035 (C)	814,000	824,502
Imperial Brands Finance PLC
5.63%, 07/01/2035 (C)	1,105,000	1,115,282
J.M. Smucker Co.
6.50%, 11/15/2043	495,000	519,891
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	1,453,000	1,448,377
Kroger Co.
5.00%, 09/15/2034	504,000	497,870
Philip Morris International, Inc.
4.63%, 10/29/2035 (B)	1,426,000	1,375,852
Pilgrim's Pride Corp.
6.88%, 05/15/2034	727,000	789,688
Sysco Corp.
5.40%, 03/23/2035	573,000	574,927
		12,016,822
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
4.75%, 03/15/2038	757,000	731,269
Alcon Finance Corp.
5.75%, 12/06/2052 (C)	459,000	451,699
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc.
5.65%, 12/15/2035	$ 728,000	$ 715,119
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	373,000	363,511
		2,261,598
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	734,000	682,061
Cigna Group
2.40%, 03/15/2030	627,000	580,571
5.25%, 01/15/2036	987,000	990,116
Elevance Health, Inc.
5.70%, 09/15/2055	655,000	628,003
HCA, Inc.
4.90%, 11/15/2035	1,158,000	1,120,814
6.00%, 04/01/2054	636,000	613,226
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	431,000	407,124
Humana, Inc.
Fixed until 06/15/2031, 6.63% (D), 09/15/2056	1,012,000	997,177
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	444,000	421,733
4.80%, 10/01/2034	1,142,000	1,115,237
UnitedHealth Group, Inc.
5.15%, 07/15/2034	694,000	702,285
		8,258,347
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.
5.25%, 03/15/2036	765,000	743,770
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.
5.75%, 08/01/2032 (C)	514,000	516,584
6.13%, 02/15/2033 (C)	973,000	987,264
Hyatt Hotels Corp.
5.40%, 12/15/2035	698,000	690,356
Marriott International, Inc.
5.10%, 05/01/2038	879,000	843,023
MGM Resorts International
6.13%, 09/15/2029	898,000	909,782
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	1,215,000	1,160,981
		5,107,990
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	394,000	386,370
Insurance - 0.5%
Brown & Brown, Inc.
5.25%, 06/23/2032	302,000	301,374
5.55%, 06/23/2035	1,165,000	1,161,208
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	1,642,000	1,640,363
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (C)	$ 398,000	$ 407,704
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (C)	1,000,000	1,025,362
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,359,000	1,253,435
RGA Global Funding
5.05%, 12/06/2031 (C)	1,311,000	1,319,843
		7,109,289
Internet & Catalog Retail - 0.3%
AppLovin Corp.
5.50%, 12/01/2034	804,000	803,692
Expedia Group, Inc.
5.40%, 02/15/2035 (B)	1,112,000	1,104,075
Meta Platforms, Inc.
4.20%, 11/15/2030	1,155,000	1,141,500
5.25%, 05/15/2036 (E)	1,439,000	1,434,963
Uber Technologies, Inc.
4.80%, 09/15/2034	523,000	512,544
		4,996,774
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	162,000	154,359
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	996,000	970,087
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,299,000	1,269,278
		2,393,724
Machinery - 0.2%
Eaton Capital ULC
4.45%, 05/09/2030	448,000	447,714
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,364,000	1,293,412
Ingersoll Rand, Inc.
5.45%, 06/15/2034	613,000	627,301
		2,368,427
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	724,000	606,025
Comcast Corp.
2.94%, 11/01/2056	800,000	440,413
NBCUniversal Media LLC
4.45%, 01/15/2043	380,000	314,477
		1,360,915
Metals & Mining - 0.1%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	1,293,000	1,293,382
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.63%, 09/23/2031 (C)	$ 917,000	$ 820,416
		2,113,798
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (C)	408,000	412,768
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035	696,000	699,212
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Partners LP
5.95%, 06/30/2033	1,360,000	1,427,322
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,068,000	1,089,699
Ecopetrol SA
7.75%, 02/01/2032	711,000	728,580
Enbridge, Inc.
4.90%, 06/20/2030	753,000	759,002
5.45%, 03/27/2036	362,000	365,811
5.63%, 04/05/2034	887,000	915,363
Energy Transfer LP
5.15%, 02/01/2043	628,000	560,084
5.55%, 02/15/2028	371,000	377,611
5.95%, 10/01/2043	416,000	404,955
Equinor ASA
4.75%, 11/14/2035	1,715,000	1,689,199
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (C)	446,000	455,266
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (C)	498,000	507,929
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	496,000	508,189
ONEOK, Inc.
6.10%, 11/15/2032	1,077,000	1,136,751
Ovintiv, Inc.
6.50%, 08/15/2034	988,000	1,059,057
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	392,036
6.84%, 01/23/2030	892,000	907,980
7.69%, 01/23/2050	95,000	86,883
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (C)	1,063,000	1,084,490
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	750,000	746,696
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (C)	1,190,000	1,169,838
Sunoco LP
5.63%, 03/15/2031 (C)	204,000	204,757
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	1,251,000	1,237,101
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	844,000	837,442
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (C)	1,482,000	1,666,826
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
6.15%, 04/01/2033	$ 758,000	$ 795,100
Williams Cos., Inc.
5.40%, 03/04/2044	80,000	75,144
		21,189,111
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (C)	585,000	592,677
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	376,162	366,383
Southwest Airlines Co.
4.38%, 11/15/2028	1,242,000	1,232,925
United Airlines Pass-Through Trust
3.75%, 03/03/2028	362,502	361,851
		1,961,159
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (C)	935,000	923,449
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	307,000	298,145
Cencora, Inc.
4.90%, 02/13/2036	556,000	542,469
CVS Health Corp.
5.45%, 09/15/2035	1,119,000	1,129,551
6.00%, 06/01/2044	729,000	719,393
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	1,582,000	1,641,352
Merck & Co., Inc.
5.00%, 05/17/2053	346,000	309,918
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	640,000	602,618
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	987,000	988,356
		7,155,251
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	779,000	789,916
Retail REITs - 0.1%
Store Capital LLC
4.95%, 02/11/2031 (C)	929,000	922,333
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (C)	983,000	837,837
4.95%, 01/15/2036	929,000	919,841
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	987,000	1,001,750
5.90%, 01/25/2033 (C)	998,000	1,038,353
Intel Corp.
4.80%, 10/01/2041	852,000	757,066
Kioxia Holdings Corp.
6.25%, 07/24/2030 (C)	1,807,000	1,861,094
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
5.05%, 03/15/2029	$ 911,000	$ 922,849
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	418,000	271,297
5.25%, 08/19/2035	974,000	973,950
		8,584,037
Software - 0.4%
Fair Isaac Corp.
6.25%, 09/15/2034 (C)	645,000	634,904
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	923,000	918,067
Intuit, Inc.
5.50%, 09/15/2053 (B)	284,000	256,570
Oracle Corp.
5.70%, 02/04/2036	967,000	928,657
5.88%, 09/26/2045	750,000	645,963
5.95%, 09/26/2055	288,000	241,237
6.90%, 11/09/2052	794,000	751,457
Roper Technologies, Inc.
4.90%, 10/15/2034	708,000	686,043
Salesforce, Inc.
5.55%, 03/15/2036	620,000	618,287
Synopsys, Inc.
5.15%, 04/01/2035	533,000	533,057
5.70%, 04/01/2055	380,000	364,943
		6,579,185
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (C)	1,171,000	1,165,024
Canadian Pacific Railway Co.
2.45%, 12/02/2031	1,853,000	1,654,125
FedEx Freight Holding Co., Inc.
5.25%, 03/15/2036 (C)	525,000	511,027
GXO Logistics, Inc.
2.65%, 07/15/2031	1,130,000	1,008,967
6.50%, 05/06/2034	642,000	677,634
United Parcel Service, Inc.
5.25%, 05/14/2035 (B)	524,000	536,715
		5,553,492
Total Corporate Debt Securities (Cost $205,509,946)		202,411,084
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/2041 (E)	2,919,082	2,845,183
5.00%, 08/01/2035	59,189	59,774
5.50%, 06/01/2041 - 07/01/2053	2,661,780	2,685,633
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	28,175	27,923
4.00%, 06/01/2042	22,265	21,433
4.50%, 06/01/2026	9	9
4.50%, 08/01/2052	1,674,096	1,617,671
5.00%, 04/01/2039 - 02/01/2054	8,210,966	8,142,728
5.50%, 10/01/2036 - 03/01/2053	1,835,900	1,859,064
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.00%, 08/01/2036 - 06/01/2054	$ 2,335,994	$ 2,395,669
6.50%, 05/01/2040	32,329	34,354
1-Year RFUCC Treasury + 1.52%,
5.77% (D), 02/01/2043	6,080	6,220
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (D), 02/16/2053	173,712	2,541
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	855,651
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2056 (E)	8,917,000	7,132,650
2.50%, 05/01/2056 (E)	28,502,000	23,861,955
3.00%, 03/01/2037 - 05/01/2056 (E)	22,533,000	19,856,826
3.50%, 05/01/2041 - 05/01/2056 (E)	11,107,000	10,241,503
4.00%, 05/01/2056 (E)	13,297,000	12,468,536
4.50%, 05/01/2056 (E)	12,922,000	12,428,453
5.00%, 05/01/2056 (E)	8,714,000	8,584,076
5.50%, 05/01/2056 (E)	16,220,000	16,300,684
6.00%, 05/01/2056 (E)	9,142,000	9,332,451
Total U.S. Government Agency Obligations (Cost $141,092,153)		140,760,987
U.S. GOVERNMENT OBLIGATIONS - 9.2%
U.S. Treasury - 8.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,575,000	1,207,434
1.38%, 11/15/2040 - 08/15/2050	2,262,000	1,201,525
1.88%, 02/15/2051 - 11/15/2051	4,447,000	2,422,908
2.00%, 02/15/2050	3,231,000	1,859,213
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,678,572
2.38%, 05/15/2051	1,958,000	1,210,442
2.50%, 02/15/2045 - 05/15/2046	3,878,900	2,670,193
2.75%, 08/15/2047 - 11/15/2047	2,367,900	1,656,509
2.88%, 05/15/2049	1,856,600	1,305,132
3.00%, 11/15/2045 - 08/15/2052	6,325,300	4,599,236
3.13%, 05/15/2048	363,000	270,208
3.63%, 02/15/2044 - 05/15/2053	2,600,000	2,119,946
4.00%, 11/15/2052	914,000	775,686
4.13%, 08/15/2044 - 08/15/2053	2,174,000	1,913,632
4.25%, 02/15/2054 - 08/15/2054	2,283,600	2,019,841
4.50%, 11/15/2054	1,724,000	1,590,323
4.63%, 05/15/2044 - 11/15/2055	8,335,100	7,903,326
4.75%, 11/15/2043 - 08/15/2055	7,542,900	7,266,893
5.25%, 02/15/2029	1,554,000	1,612,032
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	9,041,000	7,872,516
1.25%, 08/15/2031	1,961,000	1,699,865
1.38%, 11/15/2031	1,880,000	1,627,595
1.50%, 02/15/2030	1,957,000	1,789,203
1.63%, 05/15/2031	1,110,000	988,377
2.25%, 11/15/2027	997,500	973,381
2.63%, 02/15/2029	653,500	631,419
2.75%, 02/15/2028 - 08/15/2032	4,535,000	4,351,732
2.88%, 05/15/2028 - 05/15/2032	2,905,900	2,798,146
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.13%, 08/31/2027 - 11/15/2028	$ 1,119,500	$ 1,106,083
3.50%, 01/31/2028 - 02/28/2031	2,148,000	2,125,524
3.63%, 12/31/2030 - 09/30/2031	14,982,000	14,721,459
3.75%, 01/31/2031	1,002,000	990,571
3.88%, 03/31/2028 - 12/31/2032	15,373,000	15,339,740
4.00%, 02/28/2030 - 11/15/2035	6,336,000	6,295,426
4.13%, 09/30/2027 - 02/15/2036	11,641,800	11,624,045
4.25%, 03/31/2033	1,245,000	1,248,502
4.50%, 05/31/2029	4,353,000	4,425,267
4.63%, 04/30/2029	834,000	850,485
		127,742,387
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,760,016	2,112,001
2.50%, 01/15/2029	5,820,353	6,056,724
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,219,033	3,086,392
		11,255,117
Total U.S. Government Obligations (Cost $147,432,598)		138,997,504
MORTGAGE-BACKED SECURITIES - 2.8%
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (D), 01/25/2070 (C)	833,615	838,995
Bank5
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	1,900,000	1,964,270
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	1,970,000	2,011,891
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	421,543	424,435
Series 2024-NQM7, Class A1, 5.55% (D), 10/27/2064 (C)	1,999,057	2,007,922
Series 2025-NQM3, Class A1, 5.57% (D), 03/25/2065 (C)	1,140,995	1,147,267
BX Trust
Series 2025-ARIA, Class A, 5.20% (D), 12/13/2042 (C)	1,264,000	1,272,518
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (C)	961,361	885,875
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	45,462	44,927
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	408,770	411,374
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (D), 11/25/2070 (C)	1,591,082	1,586,068
Series 2026-NQM5, Class A1, 5.09% (D), 03/25/2071 (C)	1,830,000	1,824,386
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	$ 1,029,805	$ 870,362
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	1,420,038	1,282,587
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (D), 11/13/2042 (C)	2,000,000	1,974,805
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (D), 10/25/2070 (C)	1,283,311	1,276,569
Series 2026-NQM1, Class A1, 4.79% (D), 12/25/2070 (C)	1,464,587	1,454,150
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (D), 01/13/2040 (C)	1,700,000	1,740,215
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (C)	1,300,000	1,255,165
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (C)	22,157	21,922
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	52,153	50,037
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	24,759	24,064
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	64,804	61,884
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	50,125	48,207
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (C)	103,960	100,927
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (C)	69,169	67,021
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	78,516	74,355
Series 2016-4A, Class A1, 3.75% (D), 11/25/2056 (C)	95,534	90,756
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	204,782	198,989
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (C)	478,811	463,852
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	301,339	290,991
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	226,205	217,867
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (C)	110,483	107,687
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	156,041	151,594
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	554,681	518,741
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (C)	479,097	451,919
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (D), 03/25/2063 (C)	407,345	406,156
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (C)	509,619	512,585
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2024-NQM5, Class A1, 5.99% (D), 01/25/2064 (C)	$ 553,920	$ 557,202
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (C)	515,254	521,038
Series 2024-NQM7, Class A1, 6.24% (D), 03/25/2064 (C)	783,767	790,268
Series 2025-NQM13, Class A1, 5.44% (D), 05/25/2065 (C)	1,130,261	1,135,677
Series 2025-NQM18, Class A1, 5.06% (D), 09/25/2065 (C)	1,352,144	1,350,282
Series 2025-NQM2, Class A1, 5.60% (D), 11/25/2064 (C)	822,005	826,897
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (D), 11/25/2055 (C)	1,372,435	1,366,055
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (C)	140,093	137,917
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	60,473	59,791
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (C)	15,461	15,404
Series 2018-3, Class A1, 3.75% (D), 05/25/2058 (C)	302,035	296,933
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	873,777	829,582
Series 2019-1, Class A1, 3.75% (D), 03/25/2058 (C)	1,075,115	1,045,831
Series 2019-4, Class A1, 2.90% (D), 10/25/2059 (C)	791,516	759,500
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	1,433,172	1,307,490
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	1,142,002	1,074,410
Series 2022-4, Class A1, 3.75%, 09/25/2062 (C)	877,657	835,445
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	1,506,965	1,440,770
Total Mortgage-Backed Securities (Cost $43,289,474)		42,483,827
ASSET-BACKED SECURITIES - 2.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (C)	40,992	41,207
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	91,767	85,610
AIMCO CLO
Series 2018-BA, Class AR3, 3-Month Term SOFR + 1.20%, 4.88% (D), 04/16/2037 (C)	2,750,000	2,750,924
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	930,000	948,629
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (C)	2,080,000	2,069,448
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	$ 346,092	$ 350,392
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	990,000	994,436
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,010,963
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (C)	2,909,000	2,894,582
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	890,000	898,569
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	259,224	262,943
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	159,023	161,346
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	167,352	170,003
Series 2024-3A, Class A, 4.98%, 08/27/2040 (C)	1,575,013	1,581,788
Series 2025-2A, Class A, 4.54%, 05/25/2044 (C)	954,857	951,900
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	669,777	676,868
Series 2025-B, Class A, 4.51%, 05/15/2045 (C)	1,471,730	1,461,620
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A3, 3-Month Term SOFR + 1.00%, 4.68% (D), 10/20/2034 (C)	1,600,000	1,599,664
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (C)(E)	2,290,000	2,289,570
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (C)	56,833	56,614
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	475,686	434,484
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (C)	140,148	135,912
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	301,366	302,393
Series 2025-2A, Class A, 4.48%, 10/20/2044 (C)	1,621,669	1,611,705
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (C)	1,435,000	1,429,738
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (C)	1,150,000	1,164,600
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	$ 339,070	$ 341,635
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	349,858	356,122
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	405,703	415,721
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	372,899	375,577
Series 2025-1A, Class A, 4.81%, 01/21/2042 (C)	712,673	713,399
Series 2025-2A, Class A, 4.72%, 04/20/2044 (C)	309,790	309,648
Series 2025-3A, Class B, 4.64%, 08/22/2044 (C)	1,505,852	1,494,459
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (C)	1,635,000	1,586,806
Total Asset-Backed Securities (Cost $31,995,858)		31,929,275
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036 (B)	808,000	851,228
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (C)	1,125,000	1,155,094
Israel - 0.0% *
Israel Government International Bonds
5.00%, 01/13/2036	803,000	779,196
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,111,024
Peru - 0.0% *
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (C)	533,000	544,140
Total Foreign Government Obligations (Cost $4,399,733)		4,440,682
COMMERCIAL PAPER - 7.2%
Banks - 1.2%
Nordea Bank Abp
3.87% (F), 08/27/2026 (C)	1,250,000	1,234,335
Sumitomo Mitsui Trust Bank Ltd.
3.96% (F), 07/21/2026 (C)	5,600,000	5,550,961
Toronto-Dominion Bank
3.91% (F), 08/07/2026 (C)	5,500,000	5,442,840
Westpac Securities NZ Ltd.
3.87% (F), 08/13/2026 (C)	5,750,000	5,685,600
		17,913,736
Commercial Services & Supplies - 0.1%
Illinois Tool Works, Inc.
3.88% (F), 06/10/2026 (C)	1,800,000	1,792,262
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Electrical Equipment - 0.3%
Emerson Electric Co.
3.84% (F), 06/30/2026 (C)	$ 4,000,000	$ 3,974,992
Financial Services - 5.6%
Anglesea Funding LLC
3.79% (F), 05/05/2026 (C)	1,750,000	1,749,101
Barton Capital SA
3.88% (F), 06/09/2026 (C)	2,600,000	2,588,993
3.89% (F), 06/02/2026 (C)	1,000,000	996,514
Bedford Row Funding Corp.
3.79% (F), 06/29/2026 (C)	5,000,000	4,968,167
Columbia Funding Co. LLC
3.98% (F), 05/27/2026 (C)	3,500,000	3,490,069
Concord Minutemen Capital Co. LLC
3.89% (F), 06/25/2026 (C)	5,625,000	5,591,085
Glencove Funding LLC
3.82% (F), 06/01/2026 (C)	6,000,000	5,979,722
GTA Funding LLC
3.94% (F), 08/06/2026 (C)	4,800,000	4,749,362
Liberty Street Funding LLC
3.79% (F), 06/29/2026 (C)	6,000,000	5,961,800
LMA-Americas LLC
3.82% (F), 05/27/2026 (C)	4,000,000	3,988,600
4.05% (F), 06/25/2026 (C)	2,000,000	1,987,966
Longship Funding LLC
3.80% (F), 05/13/2026 (C)	5,750,000	5,742,243
Manhattan Asset Funding Co. LLC
3.82% (F), 05/15/2026 (C)	2,300,000	2,296,438
3.89% (F), 06/15/2026 (C)	4,000,000	3,980,492
Mont Blanc Capital Corp.
3.86% (F), 06/04/2026 (C)	4,525,000	4,508,261
Nieuw Amsterdam Receivables Corp. BV
3.86% (F), 06/09/2026 (C)	5,800,000	5,775,533
Ranger Funding Co. LLC
4.04% (F), 06/12/2026 (C)	4,525,000	4,504,391
Starbird Funding Corp.
3.95% (F), 07/01/2026 (C)	2,025,000	2,011,641
Verto Capital I Compartment C
3.98% (F), 07/22/2026 (C)	6,000,000	5,945,220
Verto Capital I-A LLC
3.85% (F), 06/04/2026 (C)	3,000,000	2,988,523
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Victory Receivables Corp.
3.89% (F), 06/11/2026 (C)	$ 4,500,000	$ 4,479,924
		84,284,045
Total Commercial Paper (Cost $107,981,621)		107,965,035
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.6%
U.S. Treasury Bills
3.68% (F), 05/28/2026 - 07/14/2026	15,920,000	15,816,797
3.69% (F), 07/09/2026	9,000,000	8,937,831
Total Short-Term U.S. Government Obligations (Cost $24,754,317)		24,754,628

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (F)	4,061,725	4,061,725
Total Other Investment Company (Cost $4,061,725)		4,061,725

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.35% (F), dated 04/30/2026, to be repurchased at $17,083,811 on 05/01/2026. Collateralized by U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $17,424,926.	$ 17,083,170	17,083,170
Total Repurchase Agreement (Cost $17,083,170)		17,083,170
Total Investments (Cost $1,156,416,278)		1,636,904,235
Net Other Assets (Liabilities) - (8.4)%		(126,160,247)
Net Assets - 100.0%		$ 1,510,743,988
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	34	06/18/2026	$12,077,861	$12,314,375	$236,514	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$922,016,318	$—	$—	$922,016,318
Corporate Debt Securities	—	202,411,084	—	202,411,084
U.S. Government Agency Obligations	—	140,760,987	—	140,760,987
U.S. Government Obligations	—	138,997,504	—	138,997,504
Mortgage-Backed Securities	—	42,483,827	—	42,483,827
Asset-Backed Securities	—	31,929,275	—	31,929,275
Foreign Government Obligations	—	4,440,682	—	4,440,682
Commercial Paper	—	107,965,035	—	107,965,035
Short-Term U.S. Government Obligations	—	24,754,628	—	24,754,628
Other Investment Company	4,061,725	—	—	4,061,725
Repurchase Agreement	—	17,083,170	—	17,083,170
Total Investments	$926,078,043	$710,826,192	$—	$1,636,904,235
Other Financial Instruments
Futures Contracts (H)	$236,514	$—	$—	$236,514
Total Other Financial Instruments	$236,514	$—	$—	$236,514
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $7,213,317, collateralized by cash collateral of $4,061,725 and non-cash collateral, such as U.S. government securities of $3,301,231. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $233,463,533, representing 15.5% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at April 30, 2026.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $1,139,333,108) (including securities loaned of $7,213,317)	$1,619,821,065
Repurchase agreement, at value (cost $17,083,170)	17,083,170
Cash collateral pledged at broker for:
TBA commitments	154,337
Futures contracts	928,000
Receivables and other assets:
Investments sold	3,878,065
When-issued, delayed-delivery, forward and TBA commitments sold	5,295,362
Net income from securities lending	1,168
Shares of beneficial interest sold	427,092
Dividends	333,099
Interest	4,369,489
Tax reclaims	3,861
Variation margin receivable on futures contracts	125,295
Prepaid expenses	9,189
Total assets	1,652,429,192
Liabilities:
Cash collateral received upon return of:
Securities on loan	4,061,725
Cash collateral at broker for:
TBA commitments	62,360
Payables and other liabilities:
Investments purchased	2,397,321
When-issued, delayed-delivery, forward and TBA commitments purchased	132,885,103
Shares of beneficial interest redeemed	1,052,262
Investment management fees	713,958
Distribution and service fees	289,432
Transfer agent fees	99,872
Trustee and CCO fees	5,148
Audit and tax fees	25,509
Custody fees	34,250
Legal fees	7,546
Printing and shareholder reports fees	20,904
Other accrued expenses	29,814
Total liabilities	141,685,204
Net assets	$1,510,743,988
Net assets consist of:
Paid-in capital	$992,073,346
Total distributable earnings (accumulated losses)	518,670,642
Net assets	$1,510,743,988
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$851,598,107
Class C	144,416,157
Class I	482,579,583
Class R	2,502,251
Class R6	29,647,890
Shares outstanding (unlimited shares, no par value):
Class A	23,134,653
Class C	4,038,254
Class I	13,018,672
Class R	67,983
Class R6	799,520
Net asset value per share: (A)
Class A	$36.81
Class C	35.76
Class I	37.07
Class R	36.81
Class R6	37.08
Maximum offering price per share: (B)
Class A	$38.95

(A)
Net asset value per share for Class C, I, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$5,137,983
Interest income	12,976,228
Net income from securities lending	4,814
Withholding taxes on foreign income	(7,100)
Total investment income	18,111,925
Expenses:
Investment management fees	4,347,177
Distribution and service fees:
Class A	1,042,360
Class C	729,043
Class R	6,392
Transfer agent fees:
Class A	258,979
Class C	53,708
Class I	245,933
Class R	2,935
Class R6	1,014
Trustee and CCO fees	31,876
Audit and tax fees	26,225
Custody fees	75,618
Legal fees	45,121
Printing and shareholder reports fees	37,755
Registration fees	50,028
Other	46,947
Total expenses before waiver and/or reimbursement and recapture	7,001,111
Expenses waived and/or reimbursed:
Class R	(1,873)
Net expenses	6,999,238
Net investment income (loss)	11,112,687
Net realized gain (loss) on:
Investments	40,440,885
Futures contracts	(13,485)
Net realized gain (loss)	40,427,400
Net change in unrealized appreciation (depreciation) on:
Investments	(3,377,415)
Futures contracts	(18,585)
Net change in unrealized appreciation (depreciation)	(3,396,000)
Net realized and change in unrealized gain (loss)	37,031,400
Net increase (decrease) in net assets resulting from operations	$48,144,087
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$11,112,687	$21,459,441
Net realized gain (loss)	40,427,400	65,539,361
Net change in unrealized appreciation (depreciation)	(3,396,000)	91,966,952
Net increase (decrease) in net assets resulting from operations	48,144,087	178,965,754
Dividends and/or distributions to shareholders:
Class A	(43,490,661)	(57,031,719)
Class C	(7,341,177)	(10,578,591)
Class I	(25,145,929)	(32,949,675)
Class R	(134,973)	(159,309)
Class R6	(1,393,277)	(2,481,137)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(77,506,017)	(103,200,431)
Capital share transactions:
Proceeds from shares sold:
Class A	29,867,033	343,136,081
Class C	8,582,866	23,407,433
Class I	38,923,541	108,015,578
Class R	90,106	1,779,176
Class R6	5,884,819	8,743,878
	83,348,365	485,082,146
Dividends and/or distributions reinvested:
Class A	42,350,628	55,759,981
Class C	7,153,997	10,243,058
Class I	22,711,261	29,919,245
Class R	134,973	159,309
Class R6	1,227,773	2,273,058
	73,578,632	98,354,651
Cost of shares redeemed:
Class A	(60,757,470)	(334,092,006)
Class C	(11,582,521)	(24,058,281)
Class I	(55,055,261)	(96,965,896)
Class R	(533,178)	(1,166,119)
Class R6	(3,403,830)	(21,422,103)
	(131,332,260)	(477,704,405)
Automatic conversions:
Class A	8,327,008	20,260,310
Class C	(8,327,008)	(20,260,310)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	25,594,737	105,732,392
Net increase (decrease) in net assets	(3,767,193)	181,497,715
Net assets:
Beginning of period/year	1,514,511,181	1,333,013,466
End of period/year	$1,510,743,988	$1,514,511,181
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	819,477	9,536,379
Class C	241,636	684,867
Class I	1,066,978	3,049,898
Class R	2,499	50,199
Class R6	160,731	240,577
	2,291,321	13,561,920
Shares reinvested:
Class A	1,183,516	1,626,629
Class C	205,317	307,415
Class I	630,635	867,199
Class R	3,769	4,642
Class R6	34,101	65,955
	2,057,338	2,871,840
Shares redeemed:
Class A	(1,678,482)	(9,314,289)
Class C	(329,415)	(706,412)
Class I	(1,508,500)	(2,763,433)
Class R	(14,666)	(32,197)
Class R6	(94,467)	(615,387)
	(3,625,530)	(13,431,718)
Automatic conversions:
Class A	228,131	579,728
Class C	(234,780)	(595,856)
	(6,649)	(16,128)
Net increase (decrease) in shares outstanding:
Class A	552,642	2,428,447
Class C	(117,242)	(309,986)
Class I	189,113	1,153,664
Class R	(8,398)	22,644
Class R6	100,365	(308,855)
	716,480	2,985,914
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$37.56	$35.72	$29.45	$28.49	$36.04	$30.23
Investment operations:
Net investment income (loss) (A)	0.27	0.54	0.54	0.45	0.29	0.22
Net realized and unrealized gain (loss)	0.91	3.96	7.10	1.52	(5.41)	7.06
Total investment operations	1.18	4.50	7.64	1.97	(5.12)	7.28
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.54)	(0.54)	(0.45)	(0.27)	(0.22)
Net realized gains	(1.66)	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)
Total dividends and/or distributions to shareholders	(1.93)	(2.66)	(1.37)	(1.01)	(2.43)	(1.47)
Net asset value, end of period/year	$36.81	$37.56	$35.72	$29.45	$28.49	$36.04
Total return (E)	3.30%(F)	13.41%	26.46%(C)	7.02%	(15.21)%(D)	24.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$851,598	$848,235	$719,818	$588,884	$578,116	$725,936
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94%(G)	0.95%	0.96%	0.98%	0.96%	0.94%
Including waiver and/or reimbursement and recapture	0.94%(G)	0.95%	0.96%	0.98%(H)	0.96%(H)	0.94%
Net investment income (loss) to average net assets	1.50%(G)	1.54%	1.61%	1.51%	0.90%	0.65%
Portfolio turnover rate (I)	22%(F)	50%	41%	33%	34%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 71% (not annualized), 148%, 137%, 133%, 128% and 121%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$36.54	$34.81	$28.74	$27.82	$35.25	$29.62
Investment operations:
Net investment income (loss) (A)	0.13	0.27	0.28	0.22	0.04	(0.03)
Net realized and unrealized gain (loss)	0.88	3.86	6.92	1.48	(5.27)	6.92
Total investment operations	1.01	4.13	7.20	1.70	(5.23)	6.89
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.28)	(0.30)	(0.22)	(0.04)	(0.01)
Net realized gains	(1.66)	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)
Total dividends and/or distributions to shareholders	(1.79)	(2.40)	(1.13)	(0.78)	(2.20)	(1.26)
Net asset value, end of period/year	$35.76	$36.54	$34.81	$28.74	$27.82	$35.25
Total return (E)	2.90%(F)	12.58%	25.49%(C)	6.21%	(15.84)%(D)	23.88%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$144,416	$151,845	$155,455	$142,279	$168,320	$236,477
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.70%(G)	1.71%	1.71%	1.73%	1.71%	1.69%
Including waiver and/or reimbursement and recapture	1.70%(G)	1.71%	1.71%	1.73%(H)	1.71%(H)	1.69%
Net investment income (loss) to average net assets	0.74%(G)	0.79%	0.86%	0.75%	0.14%	(0.10)%
Portfolio turnover rate (I)	22%(F)	50%	41%	33%	34%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 71% (not annualized), 148%, 137%, 133%, 128% and 121%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$37.81	$35.94	$29.62	$28.65	$36.24	$30.39
Investment operations:
Net investment income (loss) (A)	0.31	0.62	0.62	0.52	0.36	0.29
Net realized and unrealized gain (loss)	0.91	3.99	7.15	1.52	(5.45)	7.10
Total investment operations	1.22	4.61	7.77	2.04	(5.09)	7.39
Contributions from affiliate	—	—	—	—	0.04 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.30)	(0.62)	(0.62)	(0.51)	(0.38)	(0.29)
Net realized gains	(1.66)	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)
Total dividends and/or distributions to shareholders	(1.96)	(2.74)	(1.45)	(1.07)	(2.54)	(1.54)
Net asset value, end of period/year	$37.07	$37.81	$35.94	$29.62	$28.65	$36.24
Total return	3.41%(C)	13.65%	26.74%	7.25%	(14.93)%(B)	25.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$482,580	$485,116	$419,585	$289,776	$325,378	$401,468
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(D)	0.74%	0.74%	0.76%	0.74%	0.73%
Including waiver and/or reimbursement and recapture	0.73%(D)	0.74%	0.74%	0.76%	0.74%	0.73%
Net investment income (loss) to average net assets	1.71%(D)	1.75%	1.82%	1.73%	1.12%	0.85%
Portfolio turnover rate (E)	22%(C)	50%	41%	33%	34%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 71% (not annualized), 148%, 137%, 133%, 128% and 121%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$37.55	$35.71	$29.46	$28.53	$32.40
Investment operations:
Net investment income (loss) (B)	0.22	0.45	0.46	0.40	0.16
Net realized and unrealized gain (loss)	0.91	3.97	7.10	1.52	(3.88)
Total investment operations	1.13	4.42	7.56	1.92	(3.72)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.46)	(0.48)	(0.43)	(0.15)
Net realized gains	(1.66)	(2.12)	(0.83)	(0.56)	—
Total dividends and/or distributions to shareholders	(1.87)	(2.58)	(1.31)	(0.99)	(0.15)
Net asset value, end of period/year	$36.81	$37.55	$35.71	$29.46	$28.53
Total return	3.16%(C)	13.14%	26.15%	6.83%	(11.47)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,502	$2,868	$1,919	$826	$113
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36%(D)	1.32%	1.30%	1.16%	1.29%(D)
Including waiver and/or reimbursement and recapture	1.21%(D)	1.21%	1.20%	1.16%(E)	1.03%(D)
Net investment income (loss) to average net assets	1.23%(D)	1.28%	1.36%	1.34%	0.81%(D)
Portfolio turnover rate (F)	22%(C)	50%	41%	33%	34%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 71% (not annualized), 148%, 137%, 133% and 128%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023 and October 31, 2022, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$37.83	$35.95	$29.63	$28.66	$36.25	$30.39
Investment operations:
Net investment income (loss) (A)	0.33	0.66	0.65	0.55	0.39	0.32
Net realized and unrealized gain (loss)	0.90	3.99	7.15	1.52	(5.45)	7.12
Total investment operations	1.23	4.65	7.80	2.07	(5.06)	7.44
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.65)	(0.65)	(0.54)	(0.37)	(0.33)
Net realized gains	(1.66)	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)
Total dividends and/or distributions to shareholders	(1.98)	(2.77)	(1.48)	(1.10)	(2.53)	(1.58)
Net asset value, end of period/year	$37.08	$37.83	$35.95	$29.63	$28.66	$36.25
Total return	3.43%(B)	13.78%	26.85%	7.35%	(14.96)%	25.22%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,648	$26,447	$36,236	$27,892	$23,982	$30,794
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64%(C)	0.64%	0.65%	0.66%	0.64%	0.63%
Including waiver and/or reimbursement and recapture	0.64%(C)	0.64%	0.65%	0.66%	0.64%	0.63%
Net investment income (loss) to average net assets	1.81%(C)	1.86%	1.92%	1.83%	1.22%	0.95%
Portfolio turnover rate (D)	22%(B)	50%	41%	33%	34%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 71% (not annualized), 148%, 137%, 133%, 128% and 121%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Multi-Managed Balanced (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $4,780.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at April 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$3,175,195	$—	$—	$—	$3,175,195
Foreign Government Obligations	886,530	—	—	—	886,530
Total Securities Lending Transactions	$4,061,725	$—	$—	$—	$4,061,725
Total Borrowings	$4,061,725	$—	$—	$—	$4,061,725
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$236,514	$—	$—	$236,514
Total	$—	$—	$236,514	$—	$—	$236,514

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(13,485)	$—	$—	$(13,485)
Total	$—	$—	$(13,485)	$—	$—	$(13,485)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(18,585)	$—	$—	$(18,585)
Total	$—	$—	$(18,585)	$—	$—	$(18,585)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Futures contracts:
Average notional value of contracts — long	$10,576,291
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$24,625,127	1.63%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2026
Class A	1.02%	March 1, 2027
Class C	1.78	March 1, 2027
Class I	0.79	March 1, 2027
Class R	1.21	March 1, 2027
Class R6	0.69	March 1, 2027
Prior to March 1, 2026
Class A	1.02
Class C	1.78
Class I	0.79
Class R	1.21
Class R6	0.70
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows. Classes not listed in the subsequent table are not subject to recapture by TAM.
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R	$—	$1,542	$2,875	$1,873	$6,290

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$131,931	$18,541
Class C	—	1,864
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$550,974	$95,380
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$229,561,650	$67,932,980	$247,579,142	$94,329,868
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,156,416,278	$508,939,545	$(28,215,074)	$480,724,471
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA MMB 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Short-Term Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 70.2%
Aerospace & Defense - 2.1%
BAE Systems PLC
3.40%, 04/15/2030 (A)	$ 12,270,000	$ 11,785,273
Boeing Co.
3.20%, 03/01/2029	13,721,000	13,243,542
6.26%, 05/01/2027	6,919,000	7,035,656
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,134,780
Hexcel Corp.
4.90%, 05/15/2031	2,084,000	2,085,106
Honeywell Aerospace, Inc.
4.00%, 03/16/2029 (A)	6,870,000	6,796,949
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,416,029
RTX Corp.
5.75%, 11/08/2026	6,927,000	6,977,078
		74,474,413
Automobiles - 1.9%
Ford Motor Credit Co. LLC
4.97%, 04/06/2029	5,000,000	4,957,775
7.35%, 11/04/2027	7,452,000	7,679,801
General Motors Co.
5.35%, 04/15/2028	9,301,000	9,429,784
General Motors Financial Co., Inc.
4.20%, 10/27/2028	3,467,000	3,438,703
Hyundai Capital America
4.90%, 06/23/2028 (A)	9,497,000	9,542,876
5.95%, 09/21/2026 (A)	14,623,000	14,711,207
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (A)	7,550,000	7,528,225
4.95%, 08/15/2029 (A)	11,265,000	11,301,166
		68,589,537
Banks - 18.9%
ABN AMRO Bank NV
4.20%, 07/07/2028 (A)	17,000,000	16,934,632
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,977,177
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	7,800,000	7,864,827
Bank of America Corp.
Fixed until 04/27/2027, 4.38% (B), 04/27/2028	25,894,000	25,885,853
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	15,950,000	16,411,791
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,204,981
Bank of New York Mellon
Fixed until 04/20/2028, 4.73% (B), 04/20/2029	9,575,000	9,650,845
Bank of Nova Scotia
Fixed until 09/08/2027, 4.40% (B), 09/08/2028	16,352,000	16,341,666
Banque Federative du Credit Mutuel SA
5.19%, 02/16/2028 (A)	15,000,000	15,181,396
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 11/11/2028, 4.48% (B), 11/11/2029	$ 15,945,000	$ 15,862,175
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	14,800,000	15,188,474
Canadian Imperial Bank of Commerce
Fixed until 01/13/2027, 4.86% (B), 01/13/2028	10,000,000	10,029,655
Fixed until 03/31/2028, 4.86% (B), 03/30/2029	10,666,000	10,742,962
Citigroup, Inc.
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	10,400,000	10,303,745
Fixed until 04/23/2028, 4.08% (B), 04/23/2029	26,894,000	26,692,175
Credit Agricole SA
Fixed until 09/11/2027, 4.63% (B), 09/11/2028 (A)	12,832,000	12,838,041
Deutsche Bank AG
Fixed until 01/10/2028, 5.37% (B), 01/10/2029	13,948,000	14,103,664
Fifth Third Bancorp
Fixed until 04/29/2031, 4.57% (B), 04/29/2032	10,963,000	10,797,814
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	13,375,000	13,308,013
Goldman Sachs Group, Inc.
Fixed until 10/21/2028, 4.15% (B), 10/21/2029	17,952,000	17,764,273
Fixed until 04/20/2029, 4.59% (B), 04/20/2030	17,646,000	17,607,329
HSBC Holdings PLC
Fixed until 03/03/2028, 4.90% (B), 03/03/2029	9,774,000	9,824,714
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	19,800,000	19,907,453
Intesa Sanpaolo SpA
3.88%, 07/14/2027 - 01/12/2028 (A)	16,714,000	16,592,840
4.00%, 09/23/2029 (A)	7,550,000	7,386,803
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,157,146
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	20,487,247
Fixed until 01/24/2028, 4.92% (B), 01/24/2029	19,331,000	19,486,360
Lloyds Banking Group PLC
Fixed until 06/13/2028, 4.82% (B), 06/13/2029	10,412,000	10,476,103
Manufacturers & Traders Trust Co.
Fixed until 07/06/2027, 4.76% (B), 07/06/2028	16,000,000	16,040,851
Morgan Stanley
Fixed until 01/09/2029, 4.24% (B), 01/09/2030	19,932,000	19,728,727
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley Private Bank NA
Fixed until 07/06/2027, 4.47% (B), 07/06/2028	$ 17,200,000	$ 17,197,454
National Australia Bank Ltd.
4.50%, 10/26/2027	14,000,000	14,080,657
PNC Financial Services Group, Inc.
Fixed until 01/26/2028, 4.08% (B), 01/26/2029	9,966,000	9,914,267
Fixed until 06/12/2028, 5.58% (B), 06/12/2029	10,461,000	10,713,441
Royal Bank of Canada
Fixed until 11/03/2027, 4.00% (B), 11/03/2028	10,000,000	9,934,975
Fixed until 10/18/2027, 4.52% (B), 10/18/2028	11,964,000	11,987,859
Santander U.K. Group Holdings PLC
Fixed until 09/22/2028, 4.32% (B), 09/22/2029	22,149,000	21,977,379
State Street Corp.
Fixed until 04/24/2027, 4.54% (B), 04/24/2028	4,860,000	4,872,437
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 4.54% (B), 01/14/2027	1,445,000	1,449,679
Svenska Handelsbanken AB
5.50%, 06/15/2028 (A)	15,000,000	15,339,752
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,342,994
Truist Bank
Fixed until 05/20/2026, 4.67% (B), 05/20/2027	20,000,000	19,997,378
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	9,970,000	9,985,020
U.S. Bank NA
Fixed until 05/14/2027, 4.73% (B), 05/15/2028	23,038,000	23,119,388
UBS Group AG
Fixed until 08/11/2027, 6.44% (B), 08/11/2028 (A)	15,596,000	15,962,654
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,943,489
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	34,017,000	33,727,009
		680,325,564
Biotechnology - 1.2%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	18,901,919
Illumina, Inc.
4.65%, 09/09/2026	6,543,000	6,546,831
Royalty Pharma PLC
5.15%, 09/02/2029	18,482,000	18,799,662
		44,248,412
Building Products - 0.2%
Amrize Finance U.S. LLC
4.95%, 04/07/2030	6,418,000	6,490,370
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.9%
Ares Capital Corp.
5.88%, 03/01/2029	$ 7,444,000	$ 7,515,197
Blackstone Secured Lending Fund
5.25%, 09/04/2029	2,564,000	2,527,677
5.35%, 04/13/2028	10,962,000	10,935,241
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	11,191,770
		32,169,885
Chemicals - 1.1%
Celanese U.S. Holdings LLC
6.85% (C), 11/15/2028	7,717,000	8,071,473
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,344,857
Mosaic Co.
4.35%, 01/15/2029	14,709,000	14,623,383
		41,039,713
Commercial Services & Supplies - 2.9%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	7,136,445
Eaton Corp.
3.95%, 03/06/2029	14,793,000	14,644,551
Element Fleet Management Corp.
5.64%, 03/13/2027 (A)	11,964,000	12,081,663
ERAC USA Finance LLC
4.50%, 10/30/2029 (A)	14,835,000	14,804,361
4.60%, 05/01/2028 (A)	20,029,000	20,131,747
Quanta Services, Inc.
4.75%, 08/09/2027	14,874,000	14,935,014
Veralto Corp.
5.50%, 09/18/2026	19,497,000	19,560,065
		103,293,846
Communications Equipment - 1.2%
AT&T, Inc.
2.30%, 06/01/2027	11,451,000	11,206,639
NTT Finance Corp.
4.62%, 07/16/2028 (A)	3,998,000	4,013,417
Orange SA
4.00%, 01/13/2029 (A)	12,000,000	11,896,777
Verizon Communications, Inc.
2.10%, 03/22/2028	16,545,000	15,889,096
		43,005,929
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc.
4.15%, 09/29/2028 (A)	14,949,000	14,853,898
Lowe's Cos., Inc.
4.00%, 10/15/2028	14,949,000	14,834,281
		29,688,179
Diversified REITs - 0.5%
Equinix, Inc.
2.00%, 05/15/2028	9,597,000	9,153,184
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
VICI Properties LP
4.75%, 04/01/2028	$ 9,067,000	$ 9,080,349
		18,233,533
Electric Utilities - 4.8%
DTE Energy Co.
4.95%, 07/01/2027	9,432,000	9,490,207
Duke Energy Corp.
4.30%, 03/15/2028	2,573,000	2,569,141
5.00%, 12/08/2027	13,791,000	13,933,541
Edison International
5.75%, 06/15/2027 (D)	17,373,000	17,495,145
ENEL Finance International NV
4.13%, 09/30/2028 (A)	15,556,000	15,398,549
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	16,705,000	16,768,412
Eversource Energy
5.00%, 01/01/2027	9,892,000	9,920,296
FirstEnergy Corp.
3.90%, 07/15/2027	10,832,000	10,756,932
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	7,688,000	7,721,704
4.90%, 02/28/2028	10,919,000	11,009,036
Southern California Edison Co.
4.40%, 09/06/2026	6,883,000	6,886,989
Southern Co.
4.85%, 06/15/2028	14,878,000	14,996,309
Vistra Operations Co. LLC
4.30%, 10/15/2028 (A)	9,841,000	9,726,642
4.38%, 05/01/2029 (A)	7,288,000	7,161,204
4.70%, 01/31/2031 (A)	9,841,000	9,688,486
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	9,574,560
		173,097,153
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,883,669
Arrow Electronics, Inc.
5.15%, 08/21/2029	9,907,000	10,010,156
Keysight Technologies, Inc.
4.60%, 04/06/2027	21,884,000	21,923,744
		38,817,569
Financial Services - 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 02/28/2029	10,000,000	9,876,681
6.45%, 04/15/2027	8,703,000	8,862,855
American Express Co.
3-Month SOFR Index + 0.65%, 4.32% (B), 11/04/2026	1,210,000	1,211,724
Aviation Capital Group LLC
5.38%, 07/15/2029 (A)	5,153,000	5,234,418
Avolon Holdings Funding Ltd.
6.38%, 05/04/2028 (A)	21,612,000	22,253,690
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp.
3.75%, 03/09/2027	$ 16,143,000	$ 16,079,849
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	9,916,000	9,959,375
Charles Schwab Corp.
3.25%, 05/22/2029	11,461,000	11,136,027
Fixed until 05/19/2028, 5.64% (B), 05/19/2029	9,134,000	9,371,102
Lazard Group LLC
4.50%, 09/19/2028	16,536,000	16,475,952
LPL Holdings, Inc.
4.63%, 11/15/2027 (A)	6,469,000	6,439,658
Lseg U.S. Fin Corp.
4.25%, 03/23/2029 (A)	14,000,000	13,890,246
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	4,351,000	4,415,547
Sumisho Air Lease Corp.
5.10%, 03/01/2029	17,399,000	17,563,569
TPG Operating Group II LP
4.88%, 05/15/2031	6,948,000	6,849,957
UWM Holdings LLC
6.25%, 03/15/2031 (A)	10,551,000	9,784,488
6.63%, 02/01/2030 (A)	4,933,000	4,734,517
		174,139,655
Food Products - 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (A)	10,962,000	10,901,104
Altria Group, Inc.
4.88%, 02/04/2028	9,983,000	10,066,013
General Mills, Inc.
4.70%, 01/30/2027	6,924,000	6,951,185
Imperial Brands Finance PLC
4.50%, 06/30/2028 (A)	9,450,000	9,457,723
J.M. Smucker Co.
5.90%, 11/15/2028	10,960,000	11,342,938
Mars, Inc.
4.45%, 03/01/2027 (A)	9,778,000	9,812,652
Philip Morris International, Inc.
3.88%, 10/27/2028	15,000,000	14,863,157
4.38%, 11/01/2027	17,972,000	18,013,040
		91,407,812
Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	13,950,404
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories
3.70%, 03/09/2029	10,963,000	10,812,983
Baxter International, Inc.
4.45%, 02/15/2029	4,983,000	4,934,620
GE HealthCare Technologies, Inc.
4.15%, 12/15/2028	6,977,000	6,931,780
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	$ 14,726,000	$ 14,785,230
		37,464,613
Health Care Providers & Services - 1.4%
Centene Corp.
2.45%, 07/15/2028	14,978,000	14,139,832
Elevance Health, Inc.
4.50%, 10/30/2026	14,698,000	14,725,104
HCA, Inc.
5.00%, 03/01/2028	6,974,000	7,032,458
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029 (A)	14,949,000	15,156,760
		51,054,154
Health Care REITs - 0.7%
Healthcare Realty Holdings LP
3.10%, 02/15/2030	14,816,000	13,950,146
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,860,372
3.85%, 04/01/2027	750,000	747,375
		23,557,893
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts LP
4.25%, 12/15/2028	11,806,000	11,691,271
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.
5.13%, 05/01/2029 (A)	4,900,000	4,885,314
Hyatt Hotels Corp.
5.75%, 01/30/2027	9,902,000	9,989,013
		14,874,327
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030 (D)	2,136,000	2,094,634
Insurance - 3.8%
Aon Corp.
4.50%, 12/15/2028	11,385,000	11,421,705
Arthur J Gallagher & Co.
4.60%, 12/15/2027	9,758,000	9,785,737
Athene Global Funding
5.35%, 07/09/2027 (A)	14,248,000	14,322,205
Brown & Brown, Inc.
4.70%, 06/23/2028	4,982,000	4,996,917
Corebridge Global Funding
4.90%, 01/07/2028 (A)(D)	11,739,000	11,816,238
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (A)	13,954,000	14,012,784
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	15,630,000	16,011,109
Guardian Life Global Funding
5.55%, 10/28/2027 (A)	5,000,000	5,092,590
Jackson National Life Global Funding
4.60%, 10/01/2029 (A)	14,058,000	13,886,479
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
New York Life Global Funding
3.90%, 10/01/2027 (A)	$ 9,983,000	$ 9,930,194
4.40%, 04/25/2028 (A)	11,264,000	11,287,332
RGA Global Funding
4.35%, 08/25/2028 (A)	15,965,000	15,878,049
		138,441,339
Internet & Catalog Retail - 0.9%
Alphabet, Inc.
3.88%, 11/15/2028	10,757,000	10,705,528
Amazon.com, Inc.
3.85%, 03/13/2028	10,903,000	10,853,685
Meta Platforms, Inc.
4.60%, 05/15/2028 (D)	10,579,000	10,677,868
		32,237,081
IT Services - 0.9%
DXC Technology Co.
1.80%, 09/15/2026	3,085,000	3,053,553
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	9,468,000	9,473,304
5.25%, 07/01/2028	9,917,000	10,062,526
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (A)(D)	8,745,000	9,139,260
		31,728,643
Machinery - 1.2%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026 (D)	15,860,000	15,896,824
CNH Industrial Capital LLC
4.75%, 03/21/2028	9,781,000	9,828,657
GE Vernova, Inc.
4.25%, 02/04/2031	6,868,000	6,807,290
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	8,464,074
5.35%, 01/15/2030	2,990,000	3,050,484
		44,047,329
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	9,885,000	10,209,637
Fox Corp.
4.71%, 01/25/2029	17,716,000	17,757,739
Omnicom Group, Inc.
4.20%, 03/02/2029	7,972,000	7,883,410
		35,850,786
Metals & Mining - 0.6%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,272,782
Steel Dynamics, Inc.
4.00%, 12/15/2028	9,341,000	9,244,744
		22,517,526
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	$ 14,750,000	$ 14,630,425
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (A)	2,947,000	2,932,911
		17,563,336
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	15,000,000	14,920,707
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,495,231
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	13,955,438
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,276,808
Energy Transfer LP
6.05%, 12/01/2026	9,899,000	9,992,006
Equinor ASA
4.25%, 06/02/2028	7,472,000	7,491,465
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,374,776
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/2028 (A)	8,154,000	8,181,943
Williams Cos., Inc.
4.90%, 03/15/2029	10,707,000	10,823,588
		108,511,962
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
4.40%, 06/30/2028 (A)	13,725,000	13,737,898
Passenger Airlines - 0.2%
Southwest Airlines Co.
4.38%, 11/15/2028	7,318,000	7,264,528
Personal Care Products - 0.4%
Haleon U.S. Capital LLC
3.38%, 03/24/2027	13,155,000	13,044,759
Pharmaceuticals - 1.9%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,662,311
Cardinal Health, Inc.
5.13%, 02/15/2029	14,597,000	14,831,695
Cencora, Inc.
3.95%, 02/13/2029	6,867,000	6,772,446
CVS Health Corp.
3.25%, 08/15/2029	17,530,000	16,808,804
Eli Lilly & Co.
4.55%, 02/12/2028	9,966,000	10,035,143
Zoetis, Inc.
4.15%, 08/17/2028	9,168,000	9,126,109
		67,236,508
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.2%
CBRE Services, Inc.
5.50%, 04/01/2029	$ 8,907,000	$ 9,123,212
Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,540,387
Retail REITs - 0.2%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,572,779
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.
4.32%, 03/24/2028 (D)	14,667,000	14,733,125
Broadcom, Inc.
5.05%, 07/12/2027	7,602,000	7,684,874
Foundry JV Holdco LLC
5.90%, 01/25/2030 (A)	7,000,000	7,262,291
Microchip Technology, Inc.
5.05%, 03/15/2029	8,932,000	9,048,177
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/2028	13,851,000	13,812,215
		52,540,682
Software - 2.4%
Cadence Design Systems, Inc.
4.20%, 09/10/2027	4,957,000	4,950,090
Fidelity National Information Services, Inc.
4.45%, 03/10/2028	14,803,000	14,761,466
Fiserv, Inc.
5.15%, 03/15/2027	14,888,000	14,967,992
Oracle Corp.
4.80%, 08/03/2028	14,519,000	14,498,921
4.95%, 02/04/2031	14,700,000	14,379,307
Roper Technologies, Inc.
4.25%, 09/15/2028	6,010,000	5,965,808
Salesforce, Inc.
4.65%, 03/15/2029	9,741,000	9,759,972
Synopsys, Inc.
4.55%, 04/01/2027	6,975,000	7,001,191
		86,284,747
Transportation Infrastructure - 1.4%
FedEx Freight Holding Co., Inc.
4.30%, 03/15/2029 (A)	6,976,000	6,891,955
GXO Logistics, Inc.
6.25%, 05/06/2029	26,132,000	27,125,244
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,431,986
Union Pacific Corp.
3.95%, 09/10/2028	10,927,000	10,870,558
		51,319,743
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Water Utilities - 0.3%
Essential Utilities, Inc.
4.80%, 08/15/2027	$ 9,870,000	$ 9,906,143
		9,906,143
Total Corporate Debt Securities (Cost $2,523,011,962)		2,528,178,254
ASSET-BACKED SECURITIES - 11.4%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	675,559	630,237
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	2,370,347	2,213,070
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	1,073,875	993,903
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 08/15/2046 (A)	10,963,000	10,878,493
Apex Credit CLO Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 0.98%, 4.65% (B), 04/25/2031 (A)	1,916,300	1,916,300
Series 2021-1A, Class ANR, 3-Month Term SOFR + 1.22%, 4.90% (B), 07/18/2034 (A)	10,000,000	10,003,110
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	4,867,541	4,459,353
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029 (A)	10,705,000	10,848,431
Series 2023-6A, Class A, 5.81%, 12/20/2029 (A)	9,788,000	10,066,231
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	9,315,000	9,471,546
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	5,460,494	5,341,831
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	2,821,727	2,856,788
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1, 2.01%, 12/15/2050 (A)	8,666,147	8,229,882
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	981,312	984,466
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	8,620,000	8,658,625
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 4.80% (B), 08/15/2031 (A)	3,743,769	3,745,678
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	11,940,000	12,010,839
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1, 4.06%, 09/15/2030	$ 14,600,000	$ 14,534,812
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	17,025,000	17,188,913
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (A)	7,392,000	7,305,420
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	902,903	891,275
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	2,214,344	2,195,593
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	2,031,591	2,060,737
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	715,604	726,057
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	201,033	205,753
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,090,418	2,123,537
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	7,570,564	7,603,129
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	3,018,776	3,032,008
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	5,829,470	5,811,421
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,465,391	1,483,779
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	1,637,910	1,658,674
Series 2025-B, Class A, 4.51%, 05/15/2045 (A)	8,677,876	8,618,262
Hotwire Funding LLC
Series 2024-1A, Class A2, 5.89%, 06/20/2054 (A)	19,965,000	20,207,084
ICG U.S. CLO Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 4.95% (B), 04/17/2034 (A)	10,500,000	10,507,214
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 4.78% (B), 01/18/2032 (A)	2,915,545	2,916,210
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	895,813	888,832
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	1,297,103	1,258,027
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	3,474,863	3,486,706
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	5,620,322	5,765,957
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	7,139,424	7,199,994
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	$ 1,130,793	$ 1,139,838
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	6,075,757	6,045,435
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class A1RR, 3-Month Term SOFR + 1.04%, 4.72% (B), 01/20/2035 (A)	3,000,000	2,993,451
Palmer Square Loan Funding Ltd.
Series 2024-2A, Class BR, 3-Month Term SOFR + 1.50%, 5.17% (B), 01/15/2033 (A)	7,000,000	6,999,839
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (A)	9,725,000	9,677,671
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	4,050,000	4,086,473
Series 2025-3, Class C, 4.68%, 09/15/2031	8,350,000	8,350,294
Series 2026-1, Class C, 4.26%, 04/15/2032	8,000,000	7,886,952
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	2,716,210	2,721,911
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (A)	9,400,000	9,410,871
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	2,550,846	2,580,577
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	3,472,081	3,498,348
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,437,461	1,463,195
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	3,949,564	4,047,090
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	2,420,181	2,434,653
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	2,550,367	2,554,370
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	3,126,256	3,113,586
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	4,225,131	4,229,440
Series 2025-1A, Class B, 5.10%, 01/21/2042 (A)	1,527,156	1,527,011
Series 2025-1A, Class C, 5.39%, 01/21/2042 (A)	3,054,311	3,042,338
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	2,726,150	2,724,905
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	2,385,381	2,379,134
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	1,536,557	1,531,153
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR4, 3-Month Term SOFR + 1.23%, 4.90% (B), 10/23/2037 (A)	15,000,000	15,002,040
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.57% (B), 01/15/2034 (A)	$ 4,943,699	$ 4,946,146
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (A)	9,018,000	8,636,887
Venture 37 CLO Ltd.
Series 2019-37A, Class A1RR, 3-Month Term SOFR + 1.25%, 4.92% (B), 07/15/2032 (A)	6,075,777	6,079,532
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 4.66% (B), 07/30/2032 (A)	3,677,823	3,680,383
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 4.82% (B), 10/20/2034 (A)	13,900,000	13,871,894
Voya CLO Ltd.
Series 2015-3A, Class A1R4, 3-Month Term SOFR + 0.96%, 4.64% (B), 10/20/2031 (A)	1,230,052	1,230,790
Westlake Automobile Receivables Trust
Series 2025-2A, Class C, 4.85%, 01/15/2031 (A)	10,460,000	10,510,036
Series 2026-1A, Class B, 4.20%, 05/15/2031 (A)	9,405,000	9,365,113
Series 2026-1A, Class C, 4.37%, 06/16/2031 (A)	11,530,000	11,433,452
Total Asset-Backed Securities (Cost $409,875,074)		410,172,985
MORTGAGE-BACKED SECURITIES - 10.4%
20 Times Square Trust
Series 2018-20TS, Class B, 3.20% (B), 05/15/2035 (A)	3,000,000	2,820,030
Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	10,900,000	10,191,609
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 5.21% (B), 09/15/2034 (A)	16,000,000	15,920,000
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	7,877,661	7,928,505
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 4.97% (B), 03/15/2037 (A)	6,015,000	5,473,650
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.29% (B), 03/15/2037 (A)	7,000,000	5,673,815
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,848,118	2,867,656
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	803,827	807,392
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust (continued)
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	$ 6,257,541	$ 6,293,718
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	6,890,571	6,928,445
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 5.70% (B), 11/15/2034 (A)	11,825,000	8,257,758
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	6,765,136	6,233,932
Citigroup Commercial Mortgage Trust
Series 2023-PRM3, Class A, 6.57% (B), 07/10/2028 (A)	10,000,000	10,299,002
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	705,132	688,854
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	729,353	720,775
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 2.04%, 5.70% (B), 11/15/2038 (A)	5,000,000	4,825,000
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	4,927,805	4,959,197
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	9,533,895	9,631,142
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	6,403,641	6,456,952
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	8,358,458	8,358,163
Series 2024-6, Class A1, 5.39% (B), 11/25/2069 (A)	7,053,598	7,077,173
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.97% (B), 01/25/2071 (A)	17,964,885	17,888,716
Series 2026-NQM2, Class A1, 4.83% (B), 03/25/2061 (A)	9,854,736	9,785,536
Series 2026-NQM3, Class A1, 5.13% (B), 03/25/2071 (A)	11,701,145	11,679,166
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	7,723,537	6,527,718
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	4,486,520	3,971,340
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	7,682,175	6,938,584
GCAT Trust
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	10,173,998	10,101,498
Series 2026-NQM2, Class A1, 5.45% (B), 02/25/2071 (A)	8,929,076	8,966,553
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	2,099,203	2,012,008
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,009,679	1,846,230
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MHP Trust
Series 2021-STOR, Class C, 1-Month Term SOFR + 1.16%, 4.82% (B), 07/15/2038 (A)	$ 3,000,000	$ 2,998,125
Series 2021-STOR, Class D, 1-Month Term SOFR + 1.46%, 5.12% (B), 07/15/2038 (A)	5,000,000	4,996,875
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	571,355	555,314
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	770,651	741,176
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	1,203,018	1,142,852
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,023,377	1,953,895
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	1,210,946	1,166,312
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 5.27% (B), 06/25/2057 (A)	1,022,338	1,038,005
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,345,006	1,310,973
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	1,818,827	1,794,782
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,187,272	1,153,430
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	2,347,606	2,297,750
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	2,841,077	2,738,237
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,119,972	2,917,813
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	2,945,268	2,778,191
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	4,591,455	4,472,103
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	4,747,382	4,733,518
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	3,202,007	3,220,637
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	5,105,698	5,135,945
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	3,967,454	4,011,995
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	7,283,839	7,344,256
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	3,834,767	3,869,207
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	6,938,808	6,980,108
Series 2025-NQM23, Class A1, 4.87% (B), 10/25/2065 (A)	17,990,930	17,917,102
Series 2026-NQM1, Class A1, 4.85% (B), 11/25/2065 (A)	11,463,100	11,399,519
Series 2026-NQM4, Class A1, 5.17% (B), 02/25/2066 (A)	14,485,010	14,489,708
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.51%, 6.17% (B), 05/15/2038 (A)	4,900,000	4,863,567
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	$ 2,116,736	$ 2,083,859
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	1,407,822	1,391,946
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	145,846	145,308
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	1,361,199	1,351,860
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	1,615,163	1,587,877
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,164,127	4,902,927
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	2,746,955	2,635,842
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	6,269,253	5,719,471
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	5,141,055	4,836,769
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	8,121,751	7,764,994
VEGAS Trust
5.52%, 11/10/2039 (A)	12,000,000	12,018,114
Total Mortgage-Backed Securities (Cost $387,842,880)		374,590,479
U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury - 5.4%
U.S. Treasury Notes
3.63%, 08/31/2029	43,386,000	42,957,224
3.88%, 03/15/2028	117,489,500	117,457,374
4.25%, 02/28/2029	34,433,000	34,739,669
Total U.S. Government Obligations (Cost $195,721,807)		195,154,267
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%,
6.52% (B), 08/01/2037	193,617	198,928
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.12%, 06/25/2027	$ 14,819,105	$ 14,676,752
3.24%, 04/25/2027	10,568,000	10,485,036
3.41%, 12/25/2026	16,762,755	16,675,354
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	329,284	322,266
Total U.S. Government Agency Obligations (Cost $41,510,506)		42,358,336

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (E)	15,211,993	15,211,993
Total Other Investment Company (Cost $15,211,993)		15,211,993

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.35% (E), dated 04/30/2026, to be repurchased at $30,824,909 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $31,440,382.	$ 30,823,753	30,823,753
Total Repurchase Agreement (Cost $30,823,753)		30,823,753
Total Investments (Cost $3,603,997,975)		3,596,490,067
Net Other Assets (Liabilities) - 0.1%		4,676,386
Net Assets - 100.0%		$ 3,601,166,453
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	2,072	06/30/2026	$431,783,046	$429,163,000	$—	$(2,620,046)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(250)	06/30/2026	$(27,019,001)	$(26,958,984)	$60,017	$—
Total Futures Contracts					$60,017	$(2,620,046)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,528,178,254	$—	$2,528,178,254
Asset-Backed Securities	—	410,172,985	—	410,172,985
Mortgage-Backed Securities	—	374,590,479	—	374,590,479
U.S. Government Obligations	—	195,154,267	—	195,154,267
U.S. Government Agency Obligations	—	42,358,336	—	42,358,336
Other Investment Company	15,211,993	—	—	15,211,993
Repurchase Agreement	—	30,823,753	—	30,823,753
Total Investments	$15,211,993	$3,581,278,074	$—	$3,596,490,067
Other Financial Instruments
Futures Contracts (G)	$60,017	$—	$—	$60,017
Total Other Financial Instruments	$60,017	$—	$—	$60,017
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(2,620,046)	$—	$—	$(2,620,046)
Total Other Financial Instruments	$(2,620,046)	$—	$—	$(2,620,046)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $1,373,827,787, representing 38.1% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2026; the maturity date disclosed is the ultimate maturity date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $14,907,026, collateralized by cash collateral of $15,211,993. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at April 30, 2026.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $3,573,174,222) (including securities loaned of $14,907,026)	$3,565,666,314
Repurchase agreement, at value (cost $30,823,753)	30,823,753
Cash	38,435
Cash collateral pledged at broker for:
Futures contracts	2,262,650
Receivables and other assets:
Investments sold	35,547,375
Net income from securities lending	6,432
Shares of beneficial interest sold	8,803,865
Interest	31,691,432
Variation margin receivable on futures contracts	291,752
Prepaid expenses	15,106
Total assets	3,675,147,114
Liabilities:
Cash collateral received upon return of:
Securities on loan	15,211,993
Payables and other liabilities:
Investments purchased	50,623,374
Dividends and/or distributions	990,039
Shares of beneficial interest redeemed	5,431,252
Investment management fees	1,090,770
Distribution and service fees	133,242
Transfer agent fees	273,690
Trustee and CCO fees	11,727
Audit and tax fees	36,792
Custody fees	54,035
Legal fees	18,060
Printing and shareholder reports fees	48,398
Other accrued expenses	57,289
Total liabilities	73,980,661
Net assets	$3,601,166,453
Net assets consist of:
Paid-in capital	$3,752,707,152
Total distributable earnings (accumulated losses)	(151,540,699)
Net assets	$3,601,166,453
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$365,749,517
Class C	59,480,313
Class I	2,727,497,030
Class I2	65,793,575
Class I3	68,589,441
Class R	3,225,076
Class R4	35,260,823
Class R6	275,570,678
Shares outstanding (unlimited shares, no par value):
Class A	36,488,472
Class C	5,943,671
Class I	276,756,868
Class I2	6,679,857
Class I3	6,966,598
Class R	321,720
Class R4	3,516,703
Class R6	27,963,982
Net asset value per share: (A)
Class A	$10.02
Class C	10.01
Class I	9.86
Class I2	9.85
Class I3	9.85
Class R	10.02
Class R4	10.03
Class R6	9.85
Maximum offering price per share: (B)
Class A	$10.28

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$82,830,246
Net income from securities lending	32,177
Withholding taxes on foreign income	875
Total investment income	82,863,298
Expenses:
Investment management fees	6,595,629
Distribution and service fees:
Class A	459,855
Class C	311,617
Class R	7,748
Class R4	42,050
Transfer agent fees:
Class A	129,274
Class C	25,459
Class I	1,400,552
Class I2	3,768
Class I3	2,592
Class R	25
Class R4	1,261
Class R6	9,724
Trustee and CCO fees	76,204
Audit and tax fees	35,988
Custody fees	115,612
Legal fees	107,780
Printing and shareholder reports fees	102,333
Registration fees	93,937
Other	73,962
Total expenses before waiver and/or reimbursement and recapture	9,595,370
Expenses waived and/or reimbursed:
Class R4	(1,596)
Recapture of previously waived and/or reimbursed fees:
Class R4	91
Net expenses	9,593,865
Net investment income (loss)	73,269,433
Net realized gain (loss) on:
Investments	3,814,034
Futures contracts	(674,559)
Net realized gain (loss)	3,139,475
Net change in unrealized appreciation (depreciation) on:
Investments	(24,643,129)
Futures contracts	(2,238,444)
Net change in unrealized appreciation (depreciation)	(26,881,573)
Net realized and change in unrealized gain (loss)	(23,742,098)
Net increase (decrease) in net assets resulting from operations	$49,527,335
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$73,269,433	$142,007,149
Net realized gain (loss)	3,139,475	660,915
Net change in unrealized appreciation (depreciation)	(26,881,573)	37,813,012
Net increase (decrease) in net assets resulting from operations	49,527,335	180,481,076
Dividends and/or distributions to shareholders:
Class A	(7,238,304)	(16,096,842)
Class C	(993,124)	(2,333,360)
Class I	(55,729,577)	(103,834,892)
Class I2	(2,099,264)	(5,495,619)
Class I3	(1,466,129)	(3,055,220)
Class R	(58,127)	(156,531)
Class R4	(673,487)	(1,286,443)
Class R6	(5,492,676)	(10,558,124)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(73,750,688)	(142,817,031)
Capital share transactions:
Proceeds from shares sold:
Class A	36,889,701	72,104,173
Class C	5,499,792	15,180,988
Class I	652,412,840	1,291,919,255
Class I2	1,308,567	116,444,997
Class I3	6,870,729	14,913,120
Class R	197,791	151,558
Class R4	2,786,257	12,455,864
Class R6	39,429,027	46,826,355
	745,394,704	1,569,996,310
Dividends and/or distributions reinvested:
Class A	6,189,371	13,895,809
Class C	956,671	2,253,089
Class I	50,795,448	92,886,418
Class I2	2,099,264	5,495,619
Class I3	1,466,129	3,055,220
Class R	58,127	154,708
Class R4	673,487	1,286,443
Class R6	5,401,578	10,478,728
	67,640,075	129,506,034
Cost of shares redeemed:
Class A	(52,545,914)	(217,055,928)
Class C	(9,252,754)	(19,352,076)
Class I	(606,014,858)	(1,001,339,013)
Class I2	(80,240,398)	(113,170,183)
Class I3	(8,419,835)	(44,449,245)
Class R	(145,690)	(6,160,525)
Class R4	(1,065,231)	(15,078,487)
Class R6	(41,003,293)	(16,108,145)
	(798,687,973)	(1,432,713,602)
Automatic conversions:
Class A	3,074,149	9,235,374
Class C	(3,074,149)	(9,235,374)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	14,346,806	266,788,742
Net increase (decrease) in net assets	(9,876,547)	304,452,787
Net assets:
Beginning of period/year	3,611,043,000	3,306,590,213
End of period/year	$3,601,166,453	$3,611,043,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	3,657,306	7,189,835
Class C	546,585	1,516,608
Class I	65,829,512	131,021,261
Class I2	132,240	11,784,402
Class I3	694,688	1,510,903
Class R	19,647	15,135
Class R4	276,669	1,241,127
Class R6	3,977,012	4,734,858
	75,133,659	159,014,129
Shares reinvested:
Class A	614,278	1,384,631
Class C	95,062	224,807
Class I	5,127,161	9,408,332
Class I2	211,911	557,136
Class I3	148,132	309,907
Class R	5,769	15,427
Class R4	66,813	128,102
Class R6	545,365	1,061,512
	6,814,491	13,089,854
Shares redeemed:
Class A	(5,212,151)	(21,707,328)
Class C	(918,940)	(1,933,219)
Class I	(61,164,197)	(101,557,766)
Class I2	(8,088,852)	(11,491,892)
Class I3	(851,485)	(4,532,962)
Class R	(14,435)	(617,893)
Class R4	(105,775)	(1,506,193)
Class R6	(4,135,581)	(1,632,949)
	(80,491,416)	(144,980,202)
Automatic conversions:
Class A	305,251	921,219
Class C	(305,707)	(922,769)
	(456)	(1,550)
Net increase (decrease) in shares outstanding:
Class A	(635,316)	(12,211,643)
Class C	(583,000)	(1,114,573)
Class I	9,792,476	38,871,827
Class I2	(7,744,701)	849,646
Class I3	(8,665)	(2,712,152)
Class R	10,981	(587,331)
Class R4	237,707	(136,964)
Class R6	386,796	4,163,421
	1,456,278	27,122,231
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.09	$9.98	$9.70	$9.63	$10.33	$10.32
Investment operations:
Net investment income (loss) (A)	0.20	0.41	0.39	0.31	0.14	0.13
Net realized and unrealized gain (loss)	(0.07)	0.11	0.28	0.07	(0.69)	0.02
Total investment operations	0.13	0.52	0.67	0.38	(0.55)	0.15
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.41)	(0.39)	(0.31)	(0.15)	(0.14)
Net asset value, end of period/year	$10.02	$10.09	$9.98	$9.70	$9.63	$10.33
Total return (E)	1.26%(F)	5.29%	7.05%(C)	4.00%	(5.35)%(D)	1.46%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$365,749	$374,652	$492,344	$523,289	$623,306	$817,203
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(G)	0.73%	0.72%	0.72%	0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.72%(G)	0.73%	0.72%	0.72%(H)	0.71%(H)	0.70%
Net investment income (loss) to average net assets	3.90%(G)	4.05%	3.95%	3.14%	1.40%	1.27%
Portfolio turnover rate	29%(F)	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.08	$9.96	$9.68	$9.62	$10.31	$10.30
Investment operations:
Net investment income (loss) (A)	0.16	0.33	0.32	0.23	0.06	0.05
Net realized and unrealized gain (loss)	(0.07)	0.12	0.28	0.07	(0.68)	0.02
Total investment operations	0.09	0.45	0.60	0.30	(0.62)	0.07
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.33)	(0.32)	(0.24)	(0.07)	(0.06)
Net asset value, end of period/year	$10.01	$10.08	$9.96	$9.68	$9.62	$10.31
Total return (E)	0.89%(F)	4.60%	6.24%(C)	3.09%	(6.01)%(D)	0.67%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,480	$65,763	$76,113	$81,514	$104,042	$157,464
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.48%(G)	1.48%	1.49%	1.50%	1.49%	1.48%
Including waiver and/or reimbursement and recapture	1.48%(G)	1.48%	1.49%	1.50%(H)	1.49%(H)	1.48%
Net investment income (loss) to average net assets	3.14%(G)	3.30%	3.18%	2.36%	0.61%	0.51%
Portfolio turnover rate	29%(F)	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.92	$9.81	$9.54	$9.47	$10.15	$10.15
Investment operations:
Net investment income (loss) (A)	0.20	0.42	0.41	0.32	0.16	0.15
Net realized and unrealized gain (loss)	(0.06)	0.11	0.27	0.08	(0.68)	0.01
Total investment operations	0.14	0.53	0.68	0.40	(0.52)	0.16
Contributions from affiliate	—	—	—	—	0.01 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.42)	(0.41)	(0.33)	(0.17)	(0.16)
Net asset value, end of period/year	$9.86	$9.92	$9.81	$9.54	$9.47	$10.15
Total return	1.46%(C)	5.55%	7.22%	4.23%	(4.96)%(B)	1.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,727,497	$2,648,688	$2,237,459	$2,058,496	$2,205,845	$2,398,836
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51%(D)	0.51%	0.51%	0.51%	0.51%	0.50%
Including waiver and/or reimbursement and recapture	0.51%(D)	0.51%	0.51%	0.51%	0.51%	0.50%
Net investment income (loss) to average net assets	4.11%(D)	4.26%	4.17%	3.36%	1.63%	1.46%
Portfolio turnover rate	29%(C)	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.91	$9.80	$9.52	$9.46	$10.14	$10.13
Investment operations:
Net investment income (loss) (A)	0.21	0.43	0.41	0.33	0.18	0.16
Net realized and unrealized gain (loss)	(0.06)	0.11	0.29	0.07	(0.68)	0.02
Total investment operations	0.15	0.54	0.70	0.40	(0.50)	0.18
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.43)	(0.42)	(0.34)	(0.18)	(0.17)
Net asset value, end of period/year	$9.85	$9.91	$9.80	$9.52	$9.46	$10.14
Total return	1.50%(B)	5.65%	7.42%	4.22%	(5.00)%	1.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,794	$142,982	$133,049	$178,348	$337,449	$138,031
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%(C)	0.41%	0.42%	0.41%	0.41%	0.41%
Including waiver and/or reimbursement and recapture	0.41%(C)	0.41%	0.42%	0.41%	0.41%	0.41%
Net investment income (loss) to average net assets	4.16%(C)	4.36%	4.25%	3.42%	1.90%	1.56%
Portfolio turnover rate	29%(B)	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.91	$9.80	$9.52	$9.56
Investment operations:
Net investment income (loss) (B)	0.21	0.43	0.42	0.30
Net realized and unrealized gain (loss)	(0.06)	0.11	0.28	(0.03)(C)
Total investment operations	0.15	0.54	0.70	0.27
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.43)	(0.42)	(0.31)
Net asset value, end of period/year	$9.85	$9.91	$9.80	$9.52
Total return	1.50%(D)	5.65%	7.44%	2.91%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,589	$69,142	$94,922	$87,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%(E)	0.41%	0.42%	0.42%(E)
Including waiver and/or reimbursement and recapture	0.41%(E)	0.41%	0.42%	0.42%(E)
Net investment income (loss) to average net assets	4.22%(E)	4.35%	4.28%	3.53%(E)
Portfolio turnover rate	29%(D)	58%	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.09	$9.98	$9.70	$9.73
Investment operations:
Net investment income (loss) (B)	0.19	0.38	0.37	0.26
Net realized and unrealized gain (loss)	(0.07)	0.12	0.29	(0.02) (C)
Total investment operations	0.12	0.50	0.66	0.24
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.39)	(0.38)	(0.27)
Net asset value, end of period/year	$10.02	$10.09	$9.98	$9.70
Total return	1.17%(D)	5.10%	6.85%	2.46%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,225	$3,136	$8,962	$10,280
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90%(E)	0.91%	0.91%	0.91%(E)
Including waiver and/or reimbursement and recapture	0.90%(E)	0.91%	0.91%	0.91%(E)
Net investment income (loss) to average net assets	3.73%(E)	3.82%	3.77%	3.03%(E)
Portfolio turnover rate	29%(D)	58%	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.09	$9.98	$9.70	$9.73
Investment operations:
Net investment income (loss) (B)	0.20	0.41	0.40	0.29
Net realized and unrealized gain (loss)	(0.06)	0.12	0.28	(0.03) (C)
Total investment operations	0.14	0.53	0.68	0.26
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.42)	(0.40)	(0.29)
Net asset value, end of period/year	$10.03	$10.09	$9.98	$9.70
Total return	1.39% (D)	5.38%	7.13%	2.70%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,261	$33,099	$34,088	$30,204
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66%(E)	0.66%	0.66%	0.67%(E)
Including waiver and/or reimbursement and recapture	0.65%(E)	0.65%	0.65%	0.65%(E)
Net investment income (loss) to average net assets	3.98%(E)	4.13%	4.04%	3.30%(E)
Portfolio turnover rate	29%(D)	58%	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.92	$9.81	$9.54	$9.47	$10.15	$10.14
Investment operations:
Net investment income (loss) (A)	0.21	0.43	0.42	0.33	0.17	0.16
Net realized and unrealized gain (loss)	(0.07)	0.11	0.27	0.08	(0.67)	0.02
Total investment operations	0.14	0.54	0.69	0.41	(0.50)	0.18
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.43)	(0.42)	(0.34)	(0.18)	(0.17)
Net asset value, end of period/year	$9.85	$9.92	$9.81	$9.54	$9.47	$10.15
Total return	1.40%(B)	5.65%	7.32%	4.33%	(4.99)%	1.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$275,571	$273,581	$229,653	$205,448	$201,252	$217,665
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%(C)	0.41%	0.42%	0.42%	0.41%	0.40%
Including waiver and/or reimbursement and recapture	0.41%(C)	0.41%	0.42%	0.42%	0.41%	0.40%
Net investment income (loss) to average net assets	4.21%(C)	4.37%	4.28%	3.47%	1.73%	1.54%
Portfolio turnover rate	29%(B)	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Short-Term Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$15,211,993	$—	$—	$—	$15,211,993
Total Borrowings	$15,211,993	$—	$—	$—	$15,211,993
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$60,017	$—	$—	$—	$—	$60,017
Total	$60,017	$—	$—	$—	$—	$60,017
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(2,620,046)	$—	$—	$—	$—	$(2,620,046)
Total	$(2,620,046)	$—	$—	$—	$—	$(2,620,046)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(674,559)	$—	$—	$—	$—	$(674,559)
Total	$(674,559)	$—	$—	$—	$—	$(674,559)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(2,238,444)	$—	$—	$—	$—	$(2,238,444)
Total	$(2,238,444)	$—	$—	$—	$—	$(2,238,444)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Futures contracts:
Average notional value of contracts — long	$349,223,044
Average notional value of contracts — short	(7,719,715)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Privately placed and other restricted securities risk: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial sector risk: Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$166,373,890	4.62%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.42%
Over $250 million up to $500 million	0.39
Over $500 million up to $1 billion	0.37
Over $1 billion	0.36
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2026
Class A	0.76%	March 1, 2027
Class C	1.54	March 1, 2027
Class I	0.56	March 1, 2027
Class I2, Class I3, Class R6	0.46	March 1, 2027
Class R	1.00	March 1, 2027
Class R4	0.65	March 1, 2027
Prior to March 1, 2026
Class A	0.76
Class C	1.54
Class I	0.56
Class I2, Class R6	0.46
Class I3	0.47
Class R	1.00
Class R4	0.65
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R4	$2,722	$5,121	$4,693	$1,596	$14,132

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$25,838	$12,107
Class C	—	6,369
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,548,560	$264,532
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$863,610,936	$256,670,231	$707,863,943	$316,325,071
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,603,997,975	$15,638,027	$(25,705,964)	$(10,067,937)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Short-Term Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA STB 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Small Cap Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 3.4%
BWX Technologies, Inc.	6,385	$ 1,381,650
Karman Holdings, Inc. (A)	19,245	1,308,275
		2,689,925
Banks - 3.9%
Bank OZK	17,555	845,449
Coastal Financial Corp. (A)	6,600	499,092
Triumph Financial, Inc. (A)	26,227	1,775,043
		3,119,584
Beverages - 1.3%
Celsius Holdings, Inc. (A)	32,180	1,080,283
Biotechnology - 1.5%
ADMA Biologics, Inc. (A)	116,775	1,196,944
Building Products - 5.8%
AAON, Inc.	16,655	1,554,078
Modine Manufacturing Co. (A)	4,646	1,183,011
Simpson Manufacturing Co., Inc.	10,020	1,911,115
		4,648,204
Capital Markets - 2.3%
Lazard, Inc.	37,610	1,824,085
Commercial Services & Supplies - 2.2%
Casella Waste Systems, Inc., Class A (A)	22,100	1,751,425
Construction & Engineering - 5.3%
Argan, Inc.	2,599	1,741,278
Sterling Infrastructure, Inc. (A)	3,470	1,789,202
WillScot Holdings Corp.	31,435	711,688
		4,242,168
Electrical Equipment - 1.4%
American Superconductor Corp. (A)	20,380	1,091,145
Energy Equipment & Services - 7.0%
Oceaneering International, Inc. (A)	51,520	1,934,061
Solaris Energy Infrastructure, Inc.	30,545	2,255,442
WaterBridge Infrastructure LLC, Class A	47,490	1,431,349
		5,620,852
Financial Services - 2.1%
Chime Financial, Inc., Class A (A)	78,330	1,712,294
Ground Transportation - 3.5%
Saia, Inc. (A)	6,310	2,832,054
Health Care Equipment & Supplies - 2.2%
LeMaitre Vascular, Inc.	10,510	1,153,472
Merit Medical Systems, Inc. (A)	9,015	614,643
		1,768,115
Health Care Providers & Services - 2.2%
HealthEquity, Inc. (A)	21,980	1,803,019
Hotels, Restaurants & Leisure - 4.2%
Life Time Group Holdings, Inc. (A)	27,595	739,822
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	11,005	$ 1,771,695
Wingstop, Inc.	5,290	867,877
		3,379,394
Household Durables - 5.9%
Champion Homes, Inc. (A)	12,785	974,601
SharkNinja, Inc. (A)	16,601	1,917,914
TopBuild Corp. (A)	4,095	1,812,856
		4,705,371
Independent Power & Renewable Electricity Producers - 1.2%
Ormat Technologies, Inc.	8,295	953,095
Life Sciences Tools & Services - 4.9%
Charles River Laboratories International, Inc. (A)	4,575	763,888
Medpace Holdings, Inc. (A)	1,850	774,521
Mesa Laboratories, Inc.	9,599	959,900
Stevanato Group SpA	82,798	1,407,566
		3,905,875
Machinery - 1.9%
Federal Signal Corp.	12,405	1,527,428
Oil, Gas & Consumable Fuels - 3.7%
Excelerate Energy, Inc., Class A	50,233	1,753,132
Permian Resources Corp.	56,415	1,219,692
		2,972,824
Pharmaceuticals - 5.4%
ANI Pharmaceuticals, Inc. (A)	16,780	1,333,171
Ligand Pharmaceuticals, Inc. (A)	13,115	3,009,237
		4,342,408
Professional Services - 6.1%
Paylocity Holding Corp. (A)	11,840	1,249,002
Planet Labs PBC (A)	28,705	1,061,224
UL Solutions, Inc., Class A	28,905	2,615,613
		4,925,839
Real Estate Management & Development - 1.9%
Jones Lang LaSalle, Inc. (A)	4,860	1,546,112
Semiconductors & Semiconductor Equipment - 8.5%
MACOM Technology Solutions Holdings, Inc. (A)	9,600	2,703,456
PDF Solutions, Inc. (A)	57,055	2,444,807
Rambus, Inc. (A)	14,515	1,670,821
		6,819,084
Software - 6.2%
Appfolio, Inc., Class A (A)	3,910	653,322
I3 Verticals, Inc., Class A (A)(B)	38,860	876,293
nCino, Inc. (A)	50,300	879,244
Pegasystems, Inc.	48,820	1,784,371
Workiva, Inc. (A)	14,095	753,800
		4,947,030
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.5%
Boot Barn Holdings, Inc. (A)	4,845	$ 830,675
Warby Parker, Inc., Class A (A)	53,435	1,181,982
		2,012,657
Total Common Stocks (Cost $61,333,024)		77,417,214

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $1,643,923 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $1,676,843.	$ 1,643,862	1,643,862
Total Repurchase Agreement (Cost $1,643,862)		1,643,862
Total Investments (Cost $62,976,886)		79,061,076
Net Other Assets (Liabilities) - 1.5%		1,185,216
Net Assets - 100.0%		$ 80,246,292
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$77,417,214	$—	$—	$77,417,214
Repurchase Agreement	—	1,643,862	—	1,643,862
Total Investments	$77,417,214	$1,643,862	$—	$79,061,076
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $770,556, collateralized by non-cash collateral, such as U.S.
government securities of $794,476. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $61,333,024) (including securities loaned of $770,556)	$77,417,214
Repurchase agreement, at value (cost $1,643,862)	1,643,862
Receivables and other assets:
Net income from securities lending	193
Shares of beneficial interest sold	1,301,663
Interest	62
Prepaid expenses	226
Total assets	80,363,220
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	29,160
Investment management fees	44,075
Distribution and service fees	6,522
Transfer agent fees	3,960
Trustee and CCO fees	336
Audit and tax fees	13,328
Custody fees	3,365
Legal fees	1,157
Printing and shareholder reports fees	4,056
Registration fees	19
Other accrued expenses	10,950
Total liabilities	116,928
Net assets	$80,246,292
Net assets consist of:
Paid-in capital	$61,285,433
Total distributable earnings (accumulated losses)	18,960,859
Net assets	$80,246,292
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$17,419,613
Class C	966,156
Class I	2,881,626
Class I2	42,386,130
Class I3	7,453,462
Class R	5,501,236
Class R4	121,059
Class R6	3,517,010
Shares outstanding (unlimited shares, no par value):
Class A	3,676,965
Class C	278,349
Class I	546,708
Class I2	7,697,464
Class I3	1,356,664
Class R	1,075,328
Class R4	22,448
Class R6	638,869
Net asset value per share: (A)
Class A	$4.74
Class C	3.47
Class I	5.27
Class I2	5.51
Class I3	5.49
Class R	5.12
Class R4	5.39
Class R6	5.51
Maximum offering price per share: (B)
Class A	$5.02

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$176,635
Interest income	9,783
Net income from securities lending	3,653
Total investment income	190,071
Expenses:
Investment management fees	343,482
Distribution and service fees:
Class A	21,986
Class C	4,907
Class R	13,510
Class R4	138
Transfer agent fees:
Class A	18,825
Class C	1,412
Class I	1,669
Class I2	1,495
Class I3	272
Class R	44
Class R4	4
Class R6	171
Trustee and CCO fees	1,753
Audit and tax fees	13,746
Custody fees	7,811
Legal fees	2,958
Printing and shareholder reports fees	4,219
Registration fees	52,979
Other	15,995
Total expenses before waiver and/or reimbursement and recapture	507,376
Expenses waived and/or reimbursed:
Class A	(16,391)
Class C	(1,379)
Class I	(2,021)
Class I2	(25,995)
Class I3	(4,725)
Class R	(3,315)
Class R4	(127)
Class R6	(2,961)
Recapture of previously waived and/or reimbursed fees:
Class A	55
Class C	8
Class I	6
Class I2	245
Class I3	35
Class R	27
Class R4	1
Class R6	14
Net expenses	450,853
Net investment income (loss)	(260,782)
Net realized gain (loss) on:
Investments	4,348,070
Net change in unrealized appreciation (depreciation) on:
Investments	(2,453,492)
Net realized and change in unrealized gain (loss)	1,894,578
Net increase (decrease) in net assets resulting from operations	$1,633,796
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$(260,782)	$(397,695)
Net realized gain (loss)	4,348,070	12,367,189
Net change in unrealized appreciation (depreciation)	(2,453,492)	(8,367,891)
Net increase (decrease) in net assets resulting from operations	1,633,796	3,601,603
Dividends and/or distributions to shareholders:
Class A	(2,651,029)	(2,537,032)
Class C	(192,087)	(210,663)
Class I	(448,753)	(2,214,202)
Class I2	(5,046,417)	(4,936,809)
Class I3	(925,225)	(859,752)
Class R	(744,036)	(717,430)
Class R4	(14,112)	(18,530)
Class R6	(689,481)	(672,086)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(10,711,140)	(12,166,504)
Capital share transactions:
Proceeds from shares sold:
Class A	1,226,134	15,412,202
Class C	34,506	243,023
Class I	238,795	3,609,943
Class I2	5,867,346	6,227,677
Class I3	309,410	1,432,469
Class R	218,427	508,779
Class R4	11,416	70,370
Class R6	1,272	3,018,065
	7,907,306	30,522,528
Dividends and/or distributions reinvested:
Class A	2,649,823	2,537,032
Class C	192,087	210,663
Class I	448,611	2,214,061
Class I2	4,828,320	4,386,497
Class I3	925,225	859,752
Class R	744,036	717,430
Class R4	14,112	18,530
Class R6	689,481	672,086
	10,491,695	11,616,051
Cost of shares redeemed:
Class A	(2,775,756)	(11,513,406)
Class C	(73,341)	(185,626)
Class I	(1,421,992)	(19,369,610)
Class I2	(4,048,495)	(11,334,080)
Class I3	(426,762)	(14,174,046)
Class R	(361,459)	(6,710,351)
Class R4	(1,536)	(129,939)
Class R6	(1,944,708)	(3,718,298)
	(11,054,049)	(67,135,356)
Automatic conversions:
Class A	85,309	449,722
Class C	(85,309)	(449,722)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	7,344,952	(24,996,777)
Net increase (decrease) in net assets	(1,732,392)	(33,561,678)
Net assets:
Beginning of period/year	81,978,684	115,540,362
End of period/year	$80,246,292	$81,978,684
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	257,967	2,479,316
Class C	9,928	58,821
Class I	45,734	612,468
Class I2	1,073,786	973,333
Class I3	57,327	226,443
Class R	42,783	81,803
Class R4	2,154	11,897
Class R6	231	481,635
	1,489,910	4,925,716
Shares reinvested:
Class A	567,414	457,123
Class C	56,002	48,765
Class I	86,438	364,755
Class I2	890,834	697,376
Class I3	171,021	136,903
Class R	147,334	120,779
Class R4	2,658	2,993
Class R6	127,210	106,850
	2,048,911	1,935,544
Shares redeemed:
Class A	(586,258)	(1,932,755)
Class C	(19,148)	(38,083)
Class I	(261,367)	(3,318,011)
Class I2	(738,505)	(1,796,230)
Class I3	(74,921)	(2,022,249)
Class R	(70,045)	(1,011,743)
Class R4	(276)	(21,452)
Class R6	(366,065)	(598,124)
	(2,116,585)	(10,738,647)
Automatic conversions:
Class A	18,076	81,103
Class C	(24,457)	(104,402)
	(6,381)	(23,299)
Net increase (decrease) in shares outstanding:
Class A	257,199	1,084,787
Class C	22,325	(34,899)
Class I	(129,195)	(2,340,788)
Class I2	1,226,115	(125,521)
Class I3	153,427	(1,658,903)
Class R	120,072	(809,161)
Class R4	4,536	(6,562)
Class R6	(238,624)	(9,639)
	1,415,855	(3,900,686)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.42	$6.00	$5.32	$5.66	$9.13	$6.55
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.04)	(0.04)	(0.05)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	0.13	0.24	1.02	(0.05)	(2.44)	3.32
Total investment operations	0.11	0.20	0.98	(0.10)	(2.50)	3.25
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.79)	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of period/year	$4.74	$5.42	$6.00	$5.32	$5.66	$9.13
Total return (E)	2.17%(F)	3.04%	18.36%(C)	(1.70)%	(30.18)%(D)	51.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,420	$18,545	$14,000	$12,854	$14,396	$24,973
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.59%(G)	1.54%	1.47%	1.47%	1.42%	1.34%
Including waiver and/or reimbursement and recapture	1.40%(G)	1.40%	1.40%	1.40%	1.40%	1.38%
Net investment income (loss) to average net assets	(0.92)%(G)	(0.70)%	(0.69)%	(0.85)%	(0.94)%	(0.91)%
Portfolio turnover rate	27%(F)	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$4.19	$4.83	$4.37	$4.73	$7.83	$5.73
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.06)	(0.07)	(0.07)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	0.10	0.20	0.83	(0.05)	(2.04)	2.89
Total investment operations	0.07	0.14	0.76	(0.12)	(2.14)	2.77
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.01 (D)	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.79)	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of period/year	$3.47	$4.19	$4.83	$4.37	$4.73	$7.83
Total return (E)	1.79%(F)	2.42%	17.27%(C)	(2.50)%	(30.50)%(D)	50.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$966	$1,074	$1,406	$1,567	$2,041	$4,305
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.41%(G)	2.35%	2.24%	2.23%	2.16%	2.08%
Including waiver and/or reimbursement and recapture	2.13%(G)	2.13%	2.13%	2.13%	2.14%	2.11%
Net investment income (loss) to average net assets	(1.65)%(G)	(1.41)%	(1.42)%	(1.58)%	(1.69)%	(1.64)%
Portfolio turnover rate	27%(F)	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.20%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.94	$6.48	$5.71	$6.05	$9.65	$6.87
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.02)	(0.03)	(0.03)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.14	0.26	1.10	(0.07)	(2.58)	3.50
Total investment operations	0.12	0.24	1.07	(0.10)	(2.63)	3.45
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.79)	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of period/year	$5.27	$5.94	$6.48	$5.71	$6.05	$9.65
Total return	2.15%(B)	3.45%	18.69%	(1.59)%	(29.87)%	52.32%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,882	$4,013	$19,559	$19,647	$21,199	$48,376
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.23%(C)	1.19%	1.12%	1.11%	1.09%	1.06%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%	1.10%	1.10%	1.08%	1.06%
Net investment income (loss) to average net assets	(0.61)%(C)	(0.38)%	(0.41)%	(0.55)%	(0.64)%	(0.59)%
Portfolio turnover rate	27%(B)	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$6.16	$6.69	$5.88	$6.21	$9.88	$7.02
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.02)	(0.02)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.15	0.27	1.13	(0.06)	(2.66)	3.57
Total investment operations	0.14	0.25	1.11	(0.09)	(2.70)	3.53
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.79)	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of period/year	$5.51	$6.16	$6.69	$5.88	$6.21	$9.88
Total return	2.41%(B)	3.50%	18.85%	(1.38)%	(29.89)%	52.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$42,386	$39,891	$44,131	$74,348	$70,676	$142,112
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13%(C)	1.09%	1.02%	1.02%	0.99%	0.96%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	1.00%	0.99%	0.97%
Net investment income (loss) to average net assets	(0.52)%(C)	(0.28)%	(0.28)%	(0.45)%	(0.54)%	(0.49)%
Portfolio turnover rate	27%(B)	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$6.15	$6.68	$5.88	$6.21	$9.87	$7.01
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.01)	(0.02)	(0.03)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.14	0.26	1.12	(0.06)	(2.65)	3.58
Total investment operations	0.13	0.25	1.10	(0.09)	(2.69)	3.53
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.79)	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of period/year	$5.49	$6.15	$6.68	$5.88	$6.21	$9.87
Total return	2.23%(B)	3.51%	18.67%	(1.38)%	(29.81)%	52.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,453	$7,403	$19,127	$17,942	$22,433	$34,682
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13%(C)	1.09%	1.02%	1.02%	1.00%	0.96%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income (loss) to average net assets	(0.52)%(C)	(0.22)%	(0.29)%	(0.45)%	(0.53)%	(0.51)%
Portfolio turnover rate	27%(B)	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.80	$6.36	$5.63	$5.99	$9.60	$6.87
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.04)	(0.05)	(0.06)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	0.14	0.26	1.08	(0.06)	(2.57)	3.48
Total investment operations	0.11	0.22	1.03	(0.12)	(2.64)	3.40
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.79)	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of period/year	$5.12	$5.80	$6.36	$5.63	$5.99	$9.60
Total return	2.01%(B)	3.18%	18.23%	(1.96)%	(30.16)%	51.54%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,501	$5,536	$11,224	$10,880	$13,897	$21,336
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.62%(C)	1.59%	1.51%	1.51%	1.49%	1.46%
Including waiver and/or reimbursement and recapture	1.50%(C)	1.50%	1.50%	1.50%	1.49%	1.46%
Net investment income (loss) to average net assets	(1.02)%(C)	(0.74)%	(0.79)%	(0.95)%	(1.03)%	(0.98)%
Portfolio turnover rate	27%(B)	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$6.06	$6.59	$5.81	$6.15	$9.80	$6.98
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.03)	(0.03)	(0.04)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	0.14	0.28	1.11	(0.06)	(2.63)	3.55
Total investment operations	0.12	0.25	1.08	(0.10)	(2.68)	3.49
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.79)	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of period/year	$5.39	$6.06	$6.59	$5.81	$6.15	$9.80
Total return	2.10% (B)	3.55%	18.54%	(1.57)%	(29.93)%	52.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$121	$109	$161	$157	$186	$249
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.38%(C)	1.34%	1.27%	1.27%	1.25%	1.21%
Including waiver and/or reimbursement and recapture	1.15%(C)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets	(0.67)%(C)	(0.42)%	(0.44)%	(0.60)%	(0.69)%	(0.65)%
Portfolio turnover rate	27%(B)	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$6.16	$6.69	$5.88	$6.21	$9.87	$7.01
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.02)	(0.02)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.15	0.27	1.13	(0.06)	(2.65)	3.57
Total investment operations	0.14	0.25	1.11	(0.09)	(2.69)	3.53
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.79)	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of period/year	$5.51	$6.16	$6.69	$5.88	$6.21	$9.87
Total return	2.41%(B)	3.50%	18.85%	(1.38)%	(29.82)%	52.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,517	$5,408	$5,932	$5,402	$5,477	$121
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13%(C)	1.09%	1.02%	1.02%	1.00%	0.96%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	1.00%	1.00%	0.96%
Net investment income (loss) to average net assets	(0.51)%(C)	(0.30)%	(0.29)%	(0.45)%	(0.54)%	(0.48)%
Portfolio turnover rate	27%(B)	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small Cap Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $103.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$49,937,268	62.23%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.87%
Over $300 million	0.83
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.40%	March 1, 2027
Class C	2.13	March 1, 2027
Class I	1.10	March 1, 2027
Class I2, Class I3, Class R6	1.00	March 1, 2027
Class R	1.54	March 1, 2027
Class R4	1.15	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$2,612	$11,255	$34,617	$16,391	$64,875
Class C	626	1,745	2,468	1,379	6,218
Class I	1,562	3,987	11,838	2,021	19,408
Class I2	4,872	14,130	40,598	25,995	85,595
Class I3	1,598	4,115	9,573	4,725	20,011
Class R	—	—	3,038	2,278	5,316
Class R4	81	240	342	127	790
Class R6	437	1,265	6,017	2,961	10,680

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$5,311	$15
Class C	—	279
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$23,658	$3,843
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$21,149,364	$—	$26,367,439	$—
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$62,976,886	$21,857,968	$(5,773,778)	$16,084,190
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA SCG 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Small Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 1.2%
Curtiss-Wright Corp.	530	$ 381,706
V2X, Inc. (A)	8,350	566,213
York Space Systems, Inc. (A)	7,800	258,648
		1,206,567
Automobile Components - 1.0%
Gentex Corp.	11,400	263,454
Visteon Corp.	7,225	807,105
		1,070,559
Banks - 15.3%
Atlantic Union Bankshares Corp.	37,100	1,396,815
Beacon Financial Corp.	26,900	767,457
Columbia Banking System, Inc.	41,700	1,234,320
Community West Bancshares	6,500	154,180
Dime Community Bancshares, Inc.	27,450	985,180
Eastern Bankshares, Inc.	44,450	899,223
First Citizens BancShares, Inc., Class A	287	569,356
First Community Bankshares, Inc.	10,750	458,165
First Merchants Corp.	20,850	843,174
Hancock Whitney Corp.	2,600	175,526
OceanFirst Financial Corp.	33,700	642,659
Princeton Bancorp, Inc.	2,850	101,945
Provident Financial Services, Inc.	47,500	1,077,300
Towne Bank	3,000	106,680
TrustCo Bank Corp.	29,200	1,389,920
UMB Financial Corp.	10,100	1,274,317
United Bankshares, Inc.	10,650	466,577
United Community Banks, Inc.	22,600	753,258
WaFd, Inc.	35,850	1,269,090
Webster Financial Corp.	18,150	1,313,334
		15,878,476
Biotechnology - 1.4%
BioMarin Pharmaceutical, Inc. (A)	4,700	253,377
Catalyst Pharmaceuticals, Inc. (A)	16,750	471,177
Exelixis, Inc. (A)	17,000	755,820
		1,480,374
Building Products - 2.7%
American Woodmark Corp. (A)	8,500	371,280
Fortune Brands Innovations, Inc.	7,950	322,293
Gibraltar Industries, Inc. (A)	2,100	81,963
Hayward Holdings, Inc. (A)	35,050	526,100
Owens Corning	5,700	703,038
Quanex Building Products Corp.	37,700	751,738
		2,756,412
Capital Markets - 2.7%
FactSet Research Systems, Inc.	1,025	233,269
Piper Sandler Cos.	16,800	1,464,960
Stifel Financial Corp.	14,475	1,140,775
		2,839,004
Chemicals - 0.7%
LSB Industries, Inc. (A)	40,200	598,980
Quaker Chemical Corp.	1,200	163,068
		762,048
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.5%
HNI Corp.	12,850	$ 469,539
Tetra Tech, Inc.	2,750	88,880
		558,419
Communications Equipment - 0.4%
Harmonic, Inc. (A)	25,000	285,750
KVH Industries, Inc. (A)	1,000	9,100
Silicom Ltd. (A)	3,150	122,063
		416,913
Construction & Engineering - 4.1%
Comfort Systems USA, Inc.	380	699,295
EMCOR Group, Inc.	2,239	1,996,449
Granite Construction, Inc.	11,100	1,521,477
		4,217,221
Consumer Staples Distribution & Retail - 0.7%
Ingles Markets, Inc., Class A	4,800	439,056
Village Super Market, Inc., Class A	6,750	290,858
		729,914
Containers & Packaging - 0.4%
Greif, Inc., Class A	6,600	430,584
Diversified Consumer Services - 0.7%
American Public Education, Inc. (A)	1,350	78,503
Stride, Inc. (A)	6,700	650,972
		729,475
Diversified REITs - 0.6%
Broadstone Net Lease, Inc.	33,450	662,310
Electric Utilities - 0.7%
Portland General Electric Co.	14,000	727,020
Electrical Equipment - 2.4%
Acuity, Inc.	500	144,885
LSI Industries, Inc.	60,000	1,458,600
Regal Rexnord Corp.	4,200	903,126
		2,506,611
Electronic Equipment, Instruments & Components - 3.8%
Coherent Corp. (A)	2,712	867,054
IPG Photonics Corp. (A)	2,100	249,732
Itron, Inc. (A)	4,425	370,815
OSI Systems, Inc. (A)	5,175	1,484,811
Vishay Intertechnology, Inc.	31,850	922,694
		3,895,106
Energy Equipment & Services - 2.6%
Helix Energy Solutions Group, Inc. (A)	64,350	666,022
Helmerich & Payne, Inc.	13,000	524,940
Noble Corp. PLC	12,300	627,669
Seadrill Ltd. (A)	10,000	496,900
Select Water Solutions, Inc.	25,000	418,250
		2,733,781
Entertainment - 3.1%
Madison Square Garden Entertainment Corp. (A)	16,600	1,110,872
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Madison Square Garden Sports Corp. (A)	3,475	$ 1,190,048
Sphere Entertainment Co. (A)	6,200	883,190
		3,184,110
Food Products - 0.9%
Nomad Foods Ltd.	36,350	353,322
Smithfield Foods, Inc.	14,700	386,316
Utz Brands, Inc.	26,150	208,154
		947,792
Ground Transportation - 0.3%
U-Haul Holding Co.	5,500	262,295
Health Care Equipment & Supplies - 1.9%
AngioDynamics, Inc. (A)	43,000	470,420
Dentsply Sirona, Inc.	34,600	406,550
Inmode Ltd. (A)	27,850	402,989
Integra LifeSciences Holdings Corp. (A)	21,000	221,340
Omnicell, Inc. (A)	1,750	72,485
OraSure Technologies, Inc. (A)	34,550	105,032
Teleflex, Inc.	2,400	297,384
		1,976,200
Health Care Providers & Services - 1.6%
AMN Healthcare Services, Inc. (A)	5,700	116,679
Cross Country Healthcare, Inc. (A)	8,800	89,056
Encompass Health Corp.	9,600	960,000
Enhabit, Inc. (A)	4,450	61,143
National HealthCare Corp.	2,400	415,896
		1,642,774
Health Care REITs - 2.0%
Community Healthcare Trust, Inc.	29,650	510,573
Healthpeak Properties, Inc.	37,100	599,907
Sabra Health Care, Inc.	48,650	1,005,109
		2,115,589
Health Care Technology - 0.1%
Certara, Inc. (A)	17,050	104,517
Hotel & Resort REITs - 1.1%
Apple Hospitality, Inc.	48,350	651,275
DiamondRock Hospitality Co.	36,850	375,870
Summit Hotel Properties, Inc.	15,000	74,550
		1,101,695
Hotels, Restaurants & Leisure - 0.5%
Churchill Downs, Inc.	4,625	467,079
Household Durables - 1.9%
KB Home	11,150	590,838
La-Z-Boy, Inc.	12,650	439,461
M/I Homes, Inc. (A)	2,050	269,555
PulteGroup, Inc.	1,750	214,130
Sonos, Inc. (A)	31,750	470,852
		1,984,836
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	7,500	619,500
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.7%
LXP Industrial Trust	13,650	$ 695,058
Insurance - 2.8%
Everest Group Ltd.	2,615	932,927
Old Republic International Corp.	18,850	753,058
Selective Insurance Group, Inc.	7,300	612,835
United Fire Group, Inc.	14,700	592,704
		2,891,524
IT Services - 0.2%
Everforth, Inc. (A)	11,900	251,090
Leisure Products - 1.0%
BRP, Inc. (B)	5,150	288,143
MasterCraft Boat Holdings, Inc. (A)	22,000	513,700
Polaris, Inc.	4,000	265,080
		1,066,923
Life Sciences Tools & Services - 0.4%
Azenta, Inc. (A)	12,350	303,440
Maravai LifeSciences Holdings, Inc., Class A (A)	19,200	70,656
		374,096
Machinery - 3.9%
Columbus McKinnon Corp.	3,700	57,165
Douglas Dynamics, Inc.	7,000	322,910
Flowserve Corp.	3,650	268,786
Gencor Industries, Inc. (A)	14,150	210,552
Miller Industries, Inc.	8,500	407,915
Mueller Industries, Inc.	17,575	2,380,182
Oshkosh Corp.	2,325	363,398
		4,010,908
Media - 0.1%
Perion Network Ltd. (A)(B)	11,400	118,902
Metals & Mining - 2.2%
Century Aluminum Co. (A)	1,200	71,328
Commercial Metals Co.	11,000	758,560
Kaiser Aluminum Corp.	5,250	894,757
Metallus, Inc. (A)	29,600	569,504
		2,294,149
Multi-Utilities - 1.7%
Northwestern Energy Group, Inc.	24,800	1,794,032
Office REITs - 0.3%
Piedmont Realty Trust, Inc., Class A (A)	32,750	273,790
Oil, Gas & Consumable Fuels - 5.6%
Delek U.S. Holdings, Inc.	14,650	682,543
Gulfport Energy Corp. (A)	2,425	466,910
Magnolia Oil & Gas Corp., Class A	64,450	1,948,968
Ovintiv, Inc.	17,600	1,083,280
REX American Resources Corp. (A)	26,000	1,261,000
Teekay Tankers Ltd., Class A	4,025	316,164
		5,758,865
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.6%
Amphastar Pharmaceuticals, Inc. (A)	11,400	$ 250,344
Innoviva, Inc. (A)	42,100	967,879
Jazz Pharmaceuticals PLC (A)	8,850	1,796,727
Perrigo Co. PLC	29,150	345,136
Supernus Pharmaceuticals, Inc. (A)	8,400	403,200
		3,763,286
Professional Services - 2.0%
FTI Consulting, Inc. (A)	1,050	188,265
ICF International, Inc.	5,450	390,547
KBR, Inc.	18,100	678,569
Leidos Holdings, Inc.	3,400	507,348
Science Applications International Corp.	3,500	338,695
		2,103,424
Real Estate Management & Development - 0.5%
Newmark Group, Inc., Class A	34,100	549,692
Residential REITs - 0.5%
Centerspace	7,450	508,612
Retail REITs - 1.1%
Agree Realty Corp.	7,400	570,614
Kite Realty Group Trust	20,350	532,356
		1,102,970
Semiconductors & Semiconductor Equipment - 9.0%
Cohu, Inc. (A)	28,000	1,325,800
Kulicke & Soffa Industries, Inc.	4,700	401,850
MKS, Inc.	5,350	1,518,062
Onto Innovation, Inc. (A)	3,600	1,062,216
Silicon Motion Technology Corp., ADR	11,050	2,417,519
Tower Semiconductor Ltd. (A)	9,900	2,188,395
Universal Display Corp.	4,700	409,323
		9,323,165
Software - 2.5%
Adeia, Inc.	54,750	1,743,787
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp. (A)	19,250	$ 536,113
Qualys, Inc. (A)	3,125	271,656
		2,551,556
Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A (A)	7,475	637,991
Academy Sports & Outdoors, Inc.	6,100	334,524
American Eagle Outfitters, Inc.	23,150	403,273
Urban Outfitters, Inc. (A)	15,150	1,065,651
Williams-Sonoma, Inc.	3,650	661,417
		3,102,856
Textiles, Apparel & Luxury Goods - 1.1%
Steven Madden Ltd.	10,250	384,990
Tapestry, Inc.	5,250	761,460
		1,146,450
Total Common Stocks (Cost $79,075,569)		101,688,529

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $2,153,223 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $2,196,382.	$ 2,153,142	2,153,142
Total Repurchase Agreement (Cost $2,153,142)		2,153,142
Total Investments (Cost $81,228,711)		103,841,671
Net Other Assets (Liabilities) - (0.2)%		(163,108)
Net Assets - 100.0%		$ 103,678,563
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$101,688,529	$—	$—	$101,688,529
Repurchase Agreement	—	2,153,142	—	2,153,142
Total Investments	$101,688,529	$2,153,142	$—	$103,841,671
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $394,164, collateralized by non-cash collateral, such as U.S.
government securities of $404,134. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $79,075,569) (including securities loaned of $394,164)	$101,688,529
Repurchase agreement, at value (cost $2,153,142)	2,153,142
Cash	885
Receivables and other assets:
Investments sold	19,074
Net income from securities lending	166
Shares of beneficial interest sold	6,288
Dividends	21,250
Interest	81
Prepaid expenses	25,604
Total assets	103,915,019
Liabilities:
Payables and other liabilities:
Investments purchased	117,410
Shares of beneficial interest redeemed	25,626
Investment management fees	55,769
Distribution and service fees	4,517
Transfer agent fees	2,196
Trustee and CCO fees	321
Audit and tax fees	13,291
Custody fees	3,846
Legal fees	634
Printing and shareholder reports fees	2,017
Other accrued expenses	10,829
Total liabilities	236,456
Net assets	$103,678,563
Net assets consist of:
Paid-in capital	$78,686,856
Total distributable earnings (accumulated losses)	24,991,707
Net assets	$103,678,563
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$13,751,686
Class C	508,223
Class I	2,773,141
Class I2	68,984,802
Class I3	8,890,425
Class R	3,786,839
Class R4	249,195
Class R6	4,734,252
Shares outstanding (unlimited shares, no par value):
Class A	2,330,804
Class C	92,353
Class I	438,935
Class I2	11,326,204
Class I3	1,449,316
Class R	614,506
Class R4	40,604
Class R6	763,942
Net asset value per share: (A)
Class A	$5.90
Class C	5.50
Class I	6.32
Class I2	6.09
Class I3	6.13
Class R	6.16
Class R4	6.14
Class R6	6.20
Maximum offering price per share: (B)
Class A	$6.24

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$900,739
Interest income	9,257
Net income from securities lending	2,530
Withholding taxes on foreign income	(362)
Total investment income	912,164
Expenses:
Investment management fees	368,814
Distribution and service fees:
Class A	14,044
Class C	1,681
Class R	8,310
Class R4	273
Transfer agent fees:
Class A	9,914
Class C	386
Class I	1,281
Class I2	2,308
Class I3	297
Class R	23
Class R4	8
Class R6	193
Trustee and CCO fees	1,958
Audit and tax fees	13,728
Custody fees	9,183
Legal fees	2,772
Printing and shareholder reports fees	2,727
Registration fees	46,691
Other	14,963
Total expenses before waiver and/or reimbursement and recapture	499,554
Expenses waived and/or reimbursed:
Class A	(7,719)
Class C	(306)
Class I	(1,405)
Class I2	(36,077)
Class I3	(4,657)
Class R	(1,832)
Class R4	(172)
Class R6	(3,023)
Recapture of previously waived and/or reimbursed fees:
Class A	89
Class C	5
Class I	9
Class I2	116
Class I3	31
Class R	14
Class R4	1
Class R6	2
Net expenses	444,630
Net investment income (loss)	467,534
Net realized gain (loss) on:
Investments	3,061,804
Foreign currency transactions	1
Net realized gain (loss)	3,061,805
Net change in unrealized appreciation (depreciation) on:
Investments	17,387,289
Net realized and change in unrealized gain (loss)	20,449,094
Net increase (decrease) in net assets resulting from operations	$20,916,628
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$467,534	$949,187
Net realized gain (loss)	3,061,805	4,795,628
Net change in unrealized appreciation (depreciation)	17,387,289	(1,281,071)
Net increase (decrease) in net assets resulting from operations	20,916,628	4,463,744
Dividends and/or distributions to shareholders:
Class A	(528,171)	(2,276,259)
Class C	(13,965)	(109,023)
Class I	(115,560)	(629,048)
Class I2	(3,020,341)	(12,235,960)
Class I3	(386,450)	(1,639,477)
Class R	(147,188)	(643,460)
Class R4	(10,357)	(35,321)
Class R6	(290,852)	(4,764,440)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(4,512,884)	(22,332,988)
Capital share transactions:
Proceeds from shares sold:
Class A	2,040,356	8,971,385
Class C	184,879	39,646
Class I	49,990	956,963
Class I2	4,047,179	4,543,637
Class I3	395,629	1,267,403
Class R	338,306	199,426
Class R4	1,112	27,599
Class R6	13,442	3,405,512
	7,070,893	19,411,571
Dividends and/or distributions reinvested:
Class A	528,171	2,276,259
Class C	13,965	109,023
Class I	115,560	629,048
Class I2	3,020,341	12,235,960
Class I3	386,450	1,639,477
Class R	147,188	643,460
Class R4	10,357	35,321
Class R6	290,852	4,764,440
	4,512,884	22,332,988
Cost of shares redeemed:
Class A	(1,097,124)	(5,114,055)
Class C	(75,915)	(202,694)
Class I	(93,001)	(1,093,756)
Class I2	(4,976,820)	(6,484,288)
Class I3	(655,335)	(14,560,786)
Class R	(249,692)	(4,084,096)
Class R6	(1,876,965)	(21,232,374)
	(9,024,852)	(52,772,049)
Automatic conversions:
Class A	2,577	13,301
Class C	(2,577)	(13,301)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	2,558,925	(11,027,490)
Net increase (decrease) in net assets	18,962,669	(28,896,734)
Net assets:
Beginning of period/year	84,715,894	113,612,628
End of period/year	$103,678,563	$84,715,894
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	377,778	1,564,327
Class C	35,257	9,381
Class I	8,927	164,566
Class I2	737,032	907,468
Class I3	71,375	238,781
Class R	61,916	38,684
Class R4	202	5,660
Class R6	2,433	673,059
	1,294,920	3,601,926
Shares reinvested:
Class A	105,004	474,221
Class C	2,971	24,227
Class I	21,480	123,101
Class I2	583,077	2,476,915
Class I3	74,033	329,875
Class R	28,036	128,692
Class R4	1,984	7,093
Class R6	55,190	947,205
	871,775	4,511,329
Shares redeemed:
Class A	(207,055)	(959,808)
Class C	(15,446)	(44,656)
Class I	(16,540)	(217,705)
Class I2	(887,533)	(1,357,382)
Class I3	(118,531)	(2,345,232)
Class R	(44,815)	(658,344)
Class R6	(339,029)	(4,069,087)
	(1,628,949)	(9,652,214)
Automatic conversions:
Class A	455	2,170
Class C	(487)	(2,305)
	(32)	(135)
Net increase (decrease) in shares outstanding:
Class A	276,182	1,080,910
Class C	22,295	(13,353)
Class I	13,867	69,962
Class I2	432,576	2,027,001
Class I3	26,877	(1,776,576)
Class R	45,137	(490,968)
Class R4	2,186	12,753
Class R6	(281,406)	(2,448,823)
	537,714	(1,539,094)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$4.98	$6.12	$4.66	$6.55	$12.91	$8.13
Investment operations:
Net investment income (loss) (A)	0.02	0.03	0.02	0.02	0.03	(0.00)(B)
Net realized and unrealized gain (loss)	1.16	0.21	1.59	(0.77)	(0.64)	4.78
Total investment operations	1.18	0.24	1.61	(0.75)	(0.61)	4.78
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.04)	(0.15)	(0.05)	(0.05)	—
Net realized gains	(0.22)	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(0.26)	(1.38)	(0.15)	(1.14)	(5.75)	—
Net asset value, end of period/year	$5.90	$4.98	$6.12	$4.66	$6.55	$12.91
Total return (D)	24.59%(E)	4.65%	34.85%	(13.43)%	(7.92)%(C)	58.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,752	$10,222	$5,962	$6,957	$8,559	$9,240
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.43%(F)	1.52%	1.39%	1.28%	1.24%	1.19%
Including waiver and/or reimbursement and recapture	1.29%(F)	1.29%	1.29%	1.27%	1.21%	1.26%
Net investment income (loss) to average net assets	0.67%(F)	0.67%	0.39%	0.36%	0.48%	0.00%(G)
Portfolio turnover rate	7%(E)	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$4.63	$5.80	$4.42	$6.28	$12.60	$7.99
Investment operations:
Net investment income (loss) (A)	(0.00)(B)	0.00 (B)	(0.02)	(0.02)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	1.09	0.17	1.51	(0.73)	(0.63)	4.68
Total investment operations	1.09	0.17	1.49	(0.75)	(0.65)	4.61
Contributions from affiliate	—	—	—	—	0.03 (C)	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.11)	(0.02)	—	—
Net realized gains	(0.22)	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(0.22)	(1.34)	(0.11)	(1.11)	(5.70)	—
Net asset value, end of period/year	$5.50	$4.63	$5.80	$4.42	$6.28	$12.60
Total return (D)	24.30%(E)	3.52%	33.95%	(13.99)%	(8.28)%(C)	57.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$508	$325	$484	$431	$572	$756
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.23%(F)	2.24%	2.13%	2.03%	1.99%	1.93%
Including waiver and/or reimbursement and recapture	2.05%(F)	2.05%	2.05%	2.03%	1.99%(G)	1.95%
Net investment income (loss) to average net assets	(0.13)%(F)	(0.02)%	(0.35)%	(0.40)%	(0.29)%	(0.61)%
Portfolio turnover rate	7%(E)	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.39%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.31	$6.45	$4.77	$6.67	$13.06	$8.22
Investment operations:
Net investment income (loss) (A)	0.03	0.05	0.07	0.04	0.06	0.05
Net realized and unrealized gain (loss)	1.25	0.20	1.61	(0.79)	(0.66)	4.81
Total investment operations	1.28	0.25	1.68	(0.75)	(0.60)	4.86
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.05)	—	(0.06)	(0.09)	(0.02)
Net realized gains	(0.22)	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(0.27)	(1.39)	—	(1.15)	(5.79)	(0.02)
Net asset value, end of period/year	$6.32	$5.31	$6.45	$4.77	$6.67	$13.06
Total return	25.05%(B)	4.71%	35.22%	(13.10)%	(7.72)%	59.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,773	$2,259	$2,291	$13,415	$17,023	$19,027
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10%(C)	1.17%	1.07%	0.96%	0.94%	0.90%
Including waiver and/or reimbursement and recapture	0.99%(C)	0.99%	0.99%	0.96%	0.94%	0.91%
Net investment income (loss) to average net assets	0.99%(C)	1.04%	1.11%	0.67%	0.75%	0.41%
Portfolio turnover rate	7%(B)	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.14	$6.27	$4.77	$6.68	$13.08	$8.23
Investment operations:
Net investment income (loss) (A)	0.03	0.06	0.05	0.05	0.06	0.07
Net realized and unrealized gain (loss)	1.20	0.21	1.62	(0.80)	(0.66)	4.81
Total investment operations	1.23	0.27	1.67	(0.75)	(0.60)	4.88
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)
Net realized gains	(0.22)	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(0.28)	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)
Net asset value, end of period/year	$6.09	$5.14	$6.27	$4.77	$6.68	$13.08
Total return	24.84%(B)	5.06%	35.41%	(13.13)%	(7.63)%	59.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,985	$55,948	$55,629	$179,319	$360,477	$643,658
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(C)	1.08%	0.97%	0.87%	0.84%	0.80%
Including waiver and/or reimbursement and recapture	0.89%(C)	0.89%	0.89%	0.87%	0.84%	0.80%
Net investment income (loss) to average net assets	1.09%(C)	1.11%	0.88%	0.86%	0.86%	0.60%
Portfolio turnover rate	7%(B)	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.17	$6.31	$4.79	$6.70	$13.10	$8.24
Investment operations:
Net investment income (loss) (A)	0.03	0.06	0.04	0.04	0.06	0.06
Net realized and unrealized gain (loss)	1.21	0.20	1.65	(0.79)	(0.66)	4.83
Total investment operations	1.24	0.26	1.69	(0.75)	(0.60)	4.89
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)
Net realized gains	(0.22)	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(0.28)	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)
Net asset value, end of period/year	$6.13	$5.17	$6.31	$4.79	$6.70	$13.10
Total return	24.89%(B)	4.86%	35.70%	(13.12)%	(7.70)%	59.37%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,891	$7,355	$20,179	$16,635	$23,917	$31,764
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(C)	1.08%	0.97%	0.87%	0.84%	0.80%
Including waiver and/or reimbursement and recapture	0.89%(C)	0.89%	0.89%	0.87%	0.84%	0.83%
Net investment income (loss) to average net assets	1.09%(C)	1.20%	0.78%	0.80%	0.85%	0.52%
Portfolio turnover rate	7%(B)	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.18	$6.29	$4.78	$6.68	$13.05	$8.23
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.02	0.02	0.03	0.00 (B)
Net realized and unrealized gain (loss)	1.22	0.19	1.63	(0.80)	(0.67)	4.82
Total investment operations	1.24	0.23	1.65	(0.78)	(0.64)	4.82
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	—	(0.14)	(0.03)	(0.03)	—
Net realized gains	(0.22)	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(0.26)	(1.34)	(0.14)	(1.12)	(5.73)	—
Net asset value, end of period/year	$6.16	$5.18	$6.29	$4.78	$6.68	$13.05
Total return	24.66%(C)	4.35%	34.91%	(13.54)%	(8.16)%	58.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,787	$2,951	$6,672	$5,388	$7,613	$10,125
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.50%(D)	1.57%	1.47%	1.36%	1.34%	1.29%
Including waiver and/or reimbursement and recapture	1.39%(D)	1.39%	1.39%	1.36%	1.34%	1.29%
Net investment income (loss) to average net assets	0.59%(D)	0.67%	0.27%	0.29%	0.36%	0.02%
Portfolio turnover rate	7%(C)	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.17	$6.30	$4.79	$6.70	$13.07	$8.23
Investment operations:
Net investment income (loss) (A)	0.02	0.05	0.03	0.03	0.04	0.02
Net realized and unrealized gain (loss)	1.22	0.20	1.64	(0.79)	(0.66)	4.83
Total investment operations	1.24	0.25	1.67	(0.76)	(0.62)	4.85
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.04)	(0.16)	(0.06)	(0.05)	(0.01)
Net realized gains	(0.22)	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(0.27)	(1.38)	(0.16)	(1.15)	(5.75)	(0.01)
Net asset value, end of period/year	$6.14	$5.17	$6.30	$4.79	$6.70	$13.07
Total return	24.89% (B)	4.73%	35.20%	(13.32)%	(7.85)%	58.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$249	$198	$162	$161	$162	$184
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26%(C)	1.33%	1.22%	1.12%	1.09%	1.05%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	0.87%(C)	0.89%	0.57%	0.50%	0.59%	0.20%
Portfolio turnover rate	7%(B)	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$5.22	$6.36	$4.83	$6.75	$13.16	$8.28
Investment operations:
Net investment income (loss) (A)	0.03	0.06	0.04	0.04	0.06	0.06
Net realized and unrealized gain (loss)	1.23	0.20	1.66	(0.80)	(0.67)	4.85
Total investment operations	1.26	0.26	1.70	(0.76)	(0.61)	4.91
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)
Net realized gains	(0.22)	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(0.28)	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)
Net asset value, end of period/year	$6.20	$5.22	$6.36	$4.83	$6.75	$13.16
Total return	25.04%(B)	4.77%	35.62%	(13.15)%	(7.68)%	59.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,734	$5,458	$22,234	$5,116	$6,373	$80
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(C)	1.08%	0.97%	0.87%	0.84%	0.80%
Including waiver and/or reimbursement and recapture	0.89%(C)	0.89%	0.89%	0.87%	0.84%	0.80%
Net investment income (loss) to average net assets	1.13%(C)	1.18%	0.77%	0.75%	0.79%	0.50%
Portfolio turnover rate	7%(B)	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $1,116.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$81,304,729	78.42%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.80%
Over $300 million up to $800 million	0.75
Over $800 million	0.71
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.29%	March 1, 2027
Class C	2.05	March 1, 2027
Class I	0.99	March 1, 2027
Class I2, Class I3, Class R6	0.89	March 1, 2027
Class R	1.40	March 1, 2027
Class R4	1.10	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$—	$1,780	$27,071	$7,719	$36,570
Class C	—	301	816	306	1,423
Class I	—	156	5,098	1,405	6,659
Class I2	—	48,745	105,570	36,077	190,392
Class I3	—	14,532	17,919	4,657	37,108
Class R	—	3,758	6,326	1,689	11,773
Class R4	23	265	395	172	855
Class R6	—	16,101	20,122	3,023	39,246

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$682	$—
Class C	—	11
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$14,285	$2,151
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$6,807,544	$—	$9,289,985	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$81,228,711	$29,213,859	$(6,600,899)	$22,612,960
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA SCV 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Small/Mid Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	1,400	$ 1,008,280
V2X, Inc. (A)	23,100	1,566,411
York Space Systems, Inc. (A)	20,100	666,516
		3,241,207
Automobile Components - 1.5%
Aptiv PLC (A)	100,100	6,032,026
Gentex Corp.	29,750	687,523
Versigent PLC (A)	21,166	740,175
Visteon Corp.	19,500	2,178,345
		9,638,069
Banks - 7.3%
Atlantic Union Bankshares Corp.	96,200	3,621,930
Beacon Financial Corp.	70,000	1,997,100
Columbia Banking System, Inc.	85,250	2,523,400
Community West Bancshares	18,750	444,750
Dime Community Bancshares, Inc.	70,100	2,515,889
Eastern Bankshares, Inc.	119,600	2,419,508
First Citizens BancShares, Inc., Class A	4,665	9,254,520
First Community Bankshares, Inc.	31,850	1,357,447
First Merchants Corp.	55,900	2,260,596
Hancock Whitney Corp.	7,200	486,072
OceanFirst Financial Corp.	87,000	1,659,090
Princeton Bancorp, Inc.	3,450	123,407
Provident Financial Services, Inc.	128,100	2,905,308
Towne Bank	7,700	273,812
TrustCo Bank Corp.	76,150	3,624,740
UMB Financial Corp.	24,075	3,037,543
United Bankshares, Inc.	30,100	1,318,681
United Community Banks, Inc.	58,650	1,954,804
WaFd, Inc.	95,250	3,371,850
Webster Financial Corp.	37,100	2,684,556
		47,835,003
Beverages - 2.5%
Brown-Forman Corp., Class B	152,300	3,924,771
Constellation Brands, Inc., Class A	33,700	5,276,746
Molson Coors Beverage Co., Class B	171,800	7,342,732
		16,544,249
Biotechnology - 1.4%
Biogen, Inc. (A)	29,300	5,545,904
BioMarin Pharmaceutical, Inc. (A)	9,150	493,276
Catalyst Pharmaceuticals, Inc. (A)	48,800	1,372,744
Exelixis, Inc. (A)	42,500	1,889,550
		9,301,474
Building Products - 1.5%
American Woodmark Corp. (A)	20,400	891,072
Builders FirstSource, Inc. (A)	33,400	2,641,606
Fortune Brands Innovations, Inc.	20,500	831,070
Gibraltar Industries, Inc. (A)	4,750	185,393
Hayward Holdings, Inc. (A)	96,150	1,443,211
Owens Corning	14,875	1,834,682
Quanex Building Products Corp.	98,650	1,967,081
		9,794,115
	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.1%
FactSet Research Systems, Inc.	2,475	$ 563,261
Piper Sandler Cos.	42,350	3,692,920
Stifel Financial Corp.	39,000	3,073,590
		7,329,771
Chemicals - 2.0%
LSB Industries, Inc. (A)	107,450	1,601,005
Mosaic Co.	317,784	7,394,834
PPG Industries, Inc.	33,400	3,623,900
Quaker Chemical Corp.	3,200	434,848
		13,054,587
Commercial Services & Supplies - 0.3%
HNI Corp.	36,100	1,319,094
Tetra Tech, Inc.	13,250	428,240
		1,747,334
Communications Equipment - 0.3%
Harmonic, Inc. (A)	72,700	830,961
KVH Industries, Inc. (A)	41,000	373,100
Silicom Ltd. (A)	21,000	813,750
		2,017,811
Construction & Engineering - 2.3%
Comfort Systems USA, Inc.	1,000	1,840,250
EMCOR Group, Inc.	5,865	5,229,645
Fluor Corp. (A)	61,800	3,297,030
Granite Construction, Inc.	32,200	4,413,654
		14,780,579
Consumer Staples Distribution & Retail - 1.2%
Dollar General Corp.	15,300	1,772,964
Dollar Tree, Inc. (A)	38,700	3,758,157
Ingles Markets, Inc., Class A	12,675	1,159,382
Village Super Market, Inc., Class A	18,300	788,547
		7,479,050
Containers & Packaging - 2.0%
Crown Holdings, Inc.	36,300	3,568,653
Graphic Packaging Holding Co.	894,530	8,524,871
Greif, Inc., Class A	17,500	1,141,700
		13,235,224
Distributors - 1.5%
LKQ Corp.	310,700	9,811,906
Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	4,000	232,600
Stride, Inc. (A)	19,150	1,860,614
		2,093,214
Diversified REITs - 0.3%
Broadstone Net Lease, Inc.	93,100	1,843,380
Diversified Telecommunication Services - 0.4%
Liberty Global Ltd., Class A (A)	223,914	2,592,924
Electric Utilities - 2.2%
Evergy, Inc.	102,200	8,466,248
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	80,100	$ 3,908,880
Portland General Electric Co.	38,600	2,004,498
		14,379,626
Electrical Equipment - 1.0%
Acuity, Inc.	1,375	398,434
LSI Industries, Inc.	158,750	3,859,212
Regal Rexnord Corp.	11,250	2,419,088
		6,676,734
Electronic Equipment, Instruments & Components - 3.8%
CDW Corp.	30,700	4,203,137
Coherent Corp. (A)	7,105	2,271,540
IPG Photonics Corp. (A)	8,300	987,036
Itron, Inc. (A)	12,050	1,009,790
OSI Systems, Inc. (A)	13,975	4,009,707
TD SYNNEX Corp.	16,500	3,764,970
Vishay Intertechnology, Inc.	73,650	2,133,640
Vontier Corp.	181,627	6,516,777
		24,896,597
Energy Equipment & Services - 2.2%
Halliburton Co.	133,800	5,659,740
Helix Energy Solutions Group, Inc. (A)	165,100	1,708,785
Helmerich & Payne, Inc.	34,800	1,405,224
Noble Corp. PLC	63,300	3,230,199
Seadrill Ltd. (A)	25,700	1,277,033
Select Water Solutions, Inc.	62,200	1,040,606
		14,321,587
Entertainment - 1.4%
Madison Square Garden Entertainment Corp. (A)	45,000	3,011,400
Madison Square Garden Sports Corp. (A)	9,200	3,150,632
Sphere Entertainment Co. (A)(B)	18,475	2,631,764
		8,793,796
Financial Services - 2.5%
Corpay, Inc. (A)	11,400	3,493,758
Fiserv, Inc. (A)	103,750	6,499,937
Global Payments, Inc.	84,400	6,073,424
		16,067,119
Food Products - 5.1%
Archer-Daniels-Midland Co.	25,300	1,885,862
Campbell's Co. (B)	220,700	4,588,353
Conagra Brands, Inc.	466,900	6,700,015
Kraft Heinz Co.	482,800	10,940,248
Nomad Foods Ltd.	94,600	919,512
Smithfield Foods, Inc.	40,650	1,068,282
Tyson Foods, Inc., Class A	103,600	6,637,652
Utz Brands, Inc.	67,000	533,320
		33,273,244
Ground Transportation - 1.3%
U-Haul Holding Co.	175,150	8,352,903
Health Care Equipment & Supplies - 2.8%
AngioDynamics, Inc. (A)	115,100	1,259,194
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	299,557	$ 5,266,212
Dentsply Sirona, Inc.	89,650	1,053,388
Inmode Ltd. (A)	72,400	1,047,628
Integra LifeSciences Holdings Corp. (A)	45,400	478,516
Omnicell, Inc. (A)	5,500	227,810
OraSure Technologies, Inc. (A)	86,250	262,200
Teleflex, Inc.	6,200	768,242
Zimmer Biomet Holdings, Inc.	94,200	7,764,906
		18,128,096
Health Care Providers & Services - 3.5%
AMN Healthcare Services, Inc. (A)	15,500	317,285
Centene Corp. (A)	122,400	6,571,656
Cross Country Healthcare, Inc. (A)	21,900	221,628
Encompass Health Corp.	27,050	2,705,000
Enhabit, Inc. (A)	1,000	13,740
Henry Schein, Inc. (A)	73,300	5,467,447
Molina Healthcare, Inc. (A)	34,000	6,617,080
National HealthCare Corp.	6,850	1,187,036
		23,100,872
Health Care REITs - 0.8%
Community Healthcare Trust, Inc.	64,700	1,114,134
Healthpeak Properties, Inc.	98,750	1,596,788
Sabra Health Care, Inc.	134,650	2,781,869
		5,492,791
Health Care Technology - 0.0% *
Certara, Inc. (A)	43,200	264,816
Hotel & Resort REITs - 0.4%
Apple Hospitality, Inc.	126,250	1,700,588
DiamondRock Hospitality Co.	97,600	995,520
Summit Hotel Properties, Inc.	25,500	126,735
		2,822,843
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	13,075	1,320,444
Flutter Entertainment PLC (A)	26,300	2,838,559
		4,159,003
Household Durables - 0.8%
KB Home	28,000	1,483,720
La-Z-Boy, Inc.	34,250	1,189,845
M/I Homes, Inc. (A)	5,300	696,897
PulteGroup, Inc.	4,775	584,269
Sonos, Inc. (A)	84,600	1,254,618
		5,209,349
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	20,000	1,652,000
Industrial REITs - 0.3%
LXP Industrial Trust	36,900	1,878,948
Insurance - 3.8%
Everest Group Ltd.	7,025	2,506,239
Fidelity National Financial, Inc.	122,800	6,422,440
Markel Group, Inc. (A)	4,313	7,644,663
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Old Republic International Corp.	50,450	$ 2,015,478
Ryan Specialty Holdings, Inc. (B)	84,000	2,920,680
Selective Insurance Group, Inc.	19,600	1,645,420
United Fire Group, Inc.	39,750	1,602,720
		24,757,640
Interactive Media & Services - 1.7%
IAC, Inc. (A)	127,241	5,669,859
Match Group, Inc.	151,600	5,672,872
		11,342,731
IT Services - 1.2%
Cognizant Technology Solutions Corp., Class A	142,000	7,511,800
Everforth, Inc. (A)	28,750	606,625
		8,118,425
Leisure Products - 0.4%
BRP, Inc. (B)	11,900	665,805
MasterCraft Boat Holdings, Inc. (A)	60,650	1,416,178
Polaris, Inc.	11,800	781,986
		2,863,969
Life Sciences Tools & Services - 1.8%
Azenta, Inc. (A)	32,000	786,240
Bio-Rad Laboratories, Inc., Class A (A)	13,624	3,816,355
IQVIA Holdings, Inc. (A)	42,700	6,762,399
Maravai LifeSciences Holdings, Inc., Class A (A)	88,000	323,840
		11,688,834
Machinery - 1.6%
Columbus McKinnon Corp.	4,250	65,662
Douglas Dynamics, Inc.	16,000	738,080
Flowserve Corp.	10,400	765,856
Gencor Industries, Inc. (A)	41,000	610,080
Miller Industries, Inc.	21,500	1,031,785
Mueller Industries, Inc.	45,225	6,124,822
Oshkosh Corp.	6,300	984,690
		10,320,975
Media - 3.7%
Charter Communications, Inc., Class A (A)	53,800	8,886,146
News Corp., Class A	172,500	4,540,200
Omnicom Group, Inc.	73,600	5,646,592
Perion Network Ltd. (A)(B)	33,450	348,883
Sirius XM Holdings, Inc.	174,540	4,702,108
		24,123,929
Metals & Mining - 1.2%
Century Aluminum Co. (A)	5,600	332,864
Commercial Metals Co.	57,500	3,965,200
Kaiser Aluminum Corp.	12,675	2,160,200
Metallus, Inc. (A)	77,800	1,496,872
		7,955,136
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 2.1%
Dominion Energy, Inc.	133,387	$ 8,603,461
Northwestern Energy Group, Inc.	66,000	4,774,440
		13,377,901
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A (A)	86,450	722,722
Oil, Gas & Consumable Fuels - 5.1%
Delek U.S. Holdings, Inc.	39,900	1,858,941
Expand Energy Corp.	60,500	6,180,075
Gulfport Energy Corp. (A)	6,425	1,237,070
HF Sinclair Corp.	72,200	4,852,562
Magnolia Oil & Gas Corp., Class A	174,500	5,276,880
Occidental Petroleum Corp.	110,000	6,663,800
Ovintiv, Inc.	46,100	2,837,455
REX American Resources Corp. (A)	69,350	3,363,475
Teekay Tankers Ltd., Class A	9,175	720,696
		32,990,954
Pharmaceuticals - 3.2%
Amphastar Pharmaceuticals, Inc. (A)	27,300	599,508
Innoviva, Inc. (A)	111,450	2,562,235
Jazz Pharmaceuticals PLC (A)	32,850	6,669,207
Perrigo Co. PLC	448,300	5,307,872
Supernus Pharmaceuticals, Inc. (A)	21,900	1,051,200
Viatris, Inc.	312,300	4,665,762
		20,855,784
Professional Services - 3.4%
Amentum Holdings, Inc. (A)	175,680	4,608,086
Clarivate PLC (A)	1,314,000	3,771,180
FTI Consulting, Inc. (A)	2,625	470,663
ICF International, Inc.	14,850	1,064,151
KBR, Inc.	48,000	1,799,520
Leidos Holdings, Inc.	9,450	1,410,129
Science Applications International Corp.	8,250	798,352
SS&C Technologies Holdings, Inc.	114,700	7,948,710
		21,870,791
Real Estate Management & Development - 1.1%
CoStar Group, Inc. (A)	169,200	5,856,012
Newmark Group, Inc., Class A	89,000	1,434,680
		7,290,692
Residential REITs - 0.2%
Centerspace	19,450	1,327,852
Retail REITs - 0.5%
Agree Realty Corp.	22,250	1,715,698
Kite Realty Group Trust	56,850	1,487,196
		3,202,894
Semiconductors & Semiconductor Equipment - 3.7%
Cohu, Inc. (A)	72,150	3,416,302
Kulicke & Soffa Industries, Inc.	12,375	1,058,063
MKS, Inc.	14,400	4,086,000
Onto Innovation, Inc. (A)	9,625	2,839,952
Silicon Motion Technology Corp., ADR	28,650	6,268,047
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd. (A)	25,875	$ 5,719,669
Universal Display Corp.	12,175	1,060,321
		24,448,354
Software - 1.5%
Adeia, Inc.	142,750	4,546,587
Progress Software Corp. (A)	55,850	1,555,423
Qualys, Inc. (A)	8,325	723,692
Roper Technologies, Inc.	7,900	2,802,999
		9,628,701
Specialized REITs - 2.5%
Crown Castle, Inc.	102,400	9,091,072
Gaming & Leisure Properties, Inc.	148,326	7,187,878
		16,278,950
Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (A)	20,750	1,771,012
Academy Sports & Outdoors, Inc.	16,450	902,118
American Eagle Outfitters, Inc.	60,300	1,050,426
Lithia Motors, Inc.	18,500	5,367,220
Urban Outfitters, Inc. (A)	39,700	2,792,498
Williams-Sonoma, Inc.	10,000	1,812,100
		13,695,374
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	212,700	4,436,922
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	26,000	976,560
Tapestry, Inc.	14,500	2,103,080
		3,079,640
Total Common Stocks (Cost $495,997,028)		636,189,391
	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	3,892,325	$ 3,892,325
Total Other Investment Company (Cost $3,892,325)		3,892,325

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $17,682,909 on 05/01/2026. Collateralized by U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $18,036,066.	$ 17,682,246	17,682,246
Total Repurchase Agreement (Cost $17,682,246)		17,682,246
Total Investments (Cost $517,571,599)		657,763,962
Net Other Assets (Liabilities) - (0.8)%		(5,067,272)
Net Assets - 100.0%		$ 652,696,690
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$636,189,391	$—	$—	$636,189,391
Other Investment Company	3,892,325	—	—	3,892,325
Repurchase Agreement	—	17,682,246	—	17,682,246
Total Investments	$640,081,716	$17,682,246	$—	$657,763,962
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $8,199,677, collateralized by cash collateral of $3,892,325 and non-cash collateral, such as U.S. government securities of $4,489,625. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $499,889,353) (including securities loaned of $8,199,677)	$640,081,716
Repurchase agreement, at value (cost $17,682,246)	17,682,246
Cash	261,154
Receivables and other assets:
Investments sold	970,141
Net income from securities lending	3,671
Shares of beneficial interest sold	58,000
Dividends	335,923
Interest	663
Prepaid expenses	5,552
Total assets	659,399,066
Liabilities:
Cash collateral received upon return of:
Securities on loan	3,892,325
Payables and other liabilities:
Investments purchased	1,828,970
Shares of beneficial interest redeemed	377,811
Investment management fees	392,044
Distribution and service fees	75,828
Transfer agent fees	66,807
Trustee and CCO fees	2,301
Audit and tax fees	14,977
Custody fees	10,309
Legal fees	5,588
Printing and shareholder reports fees	14,660
Other accrued expenses	20,756
Total liabilities	6,702,376
Net assets	$652,696,690
Net assets consist of:
Paid-in capital	$473,499,523
Total distributable earnings (accumulated losses)	179,197,167
Net assets	$652,696,690
Net assets by class:
Class A	$319,555,781
Class C	14,243,970
Class I	251,988,875
Class I2	6,945,429
Class R6	59,962,635
Shares outstanding (unlimited shares, no par value):
Class A	11,300,958
Class C	675,076
Class I	8,378,119
Class I2	230,118
Class R6	1,973,167
Net asset value per share: (A)
Class A	$28.28
Class C	21.10
Class I	30.08
Class I2	30.18
Class R6	30.39
Maximum offering price per share: (B)
Class A	$29.93

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$6,898,649
Interest income	139,094
Net income from securities lending	17,121
Withholding taxes on foreign income	(1,095)
Total investment income	7,053,769
Expenses:
Investment management fees	2,355,596
Distribution and service fees:
Class A	383,651
Class C	74,321
Transfer agent fees:
Class A	212,044
Class C	12,633
Class I	126,744
Class I2	244
Class R6	2,208
Trustee and CCO fees	13,723
Audit and tax fees	15,356
Custody fees	25,334
Legal fees	20,638
Printing and shareholder reports fees	22,524
Registration fees	43,785
Other	27,833
Total expenses before waiver and/or reimbursement and recapture	3,336,634
Expenses waived and/or reimbursed:
Class A	(10,178)
Net expenses	3,326,456
Net investment income (loss)	3,727,313
Net realized gain (loss) on:
Investments	52,896,835
Foreign currency transactions	(2)
Net realized gain (loss)	52,896,833
Net change in unrealized appreciation (depreciation) on:
Investments	28,079,800
Net realized and change in unrealized gain (loss)	80,976,633
Net increase (decrease) in net assets resulting from operations	$84,703,946
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$3,727,313	$7,108,107
Net realized gain (loss)	52,896,833	57,017,907
Net change in unrealized appreciation (depreciation)	28,079,800	(32,237,840)
Net increase (decrease) in net assets resulting from operations	84,703,946	31,888,174
Dividends and/or distributions to shareholders:
Class A	(29,300,266)	(36,374,150)
Class C	(1,755,412)	(3,292,468)
Class I	(22,555,166)	(29,383,627)
Class I2	(600,158)	(600,267)
Class R6	(5,566,285)	(7,784,355)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(59,777,287)	(77,434,867)
Capital share transactions:
Proceeds from shares sold:
Class A	10,705,005	41,880,684
Class C	484,641	1,739,223
Class I	19,090,567	53,401,866
Class I2	274,728	724,867
Class R6	2,554,035	10,058,021
	33,108,976	107,804,661
Dividends and/or distributions reinvested:
Class A	27,736,155	33,777,277
Class C	1,677,125	3,181,686
Class I	19,480,646	25,636,498
Class I2	600,158	600,267
Class R6	5,534,642	7,607,405
	55,028,726	70,803,133
Cost of shares redeemed:
Class A	(31,724,157)	(75,730,004)
Class C	(2,342,389)	(7,467,887)
Class I	(41,364,804)	(92,405,572)
Class I2	(299,346)	(323,554)
Class R6	(10,546,082)	(24,825,538)
	(86,276,778)	(200,752,555)
Automatic conversions:
Class A	1,602,747	5,048,812
Class C	(1,602,747)	(5,048,812)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,860,924	(22,144,761)
Net increase (decrease) in net assets	26,787,583	(67,691,454)
Net assets:
Beginning of period/year	625,909,107	693,600,561
End of period/year	$652,696,690	$625,909,107
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	396,002	1,494,366
Class C	24,246	85,452
Class I	661,450	1,917,390
Class I2	9,497	25,557
Class R6	87,149	357,610
	1,178,344	3,880,375
Shares reinvested:
Class A	1,068,831	1,300,126
Class C	86,361	158,767
Class I	706,589	933,934
Class I2	21,698	21,804
Class R6	198,730	274,636
	2,082,209	2,689,267
Shares redeemed:
Class A	(1,169,105)	(2,797,066)
Class C	(112,743)	(369,685)
Class I	(1,418,912)	(3,277,578)
Class I2	(10,246)	(11,284)
Class R6	(360,600)	(892,712)
	(3,071,606)	(7,348,325)
Automatic conversions:
Class A	58,850	186,509
Class C	(78,381)	(241,119)
	(19,531)	(54,610)
Net increase (decrease) in shares outstanding:
Class A	354,578	183,935
Class C	(80,517)	(366,585)
Class I	(50,873)	(426,254)
Class I2	20,949	36,077
Class R6	(74,721)	(260,466)
	169,416	(833,293)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$27.37	$29.38	$24.94	$27.73	$32.73	$21.78
Investment operations:
Net investment income (loss) (A)	0.14	0.26	0.21	0.18	0.12	0.06
Net realized and unrealized gain (loss)	3.50	1.05	5.54	(0.51)	(1.80)	11.02
Total investment operations	3.64	1.31	5.75	(0.33)	(1.68)	11.08
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.23)	(0.24)	(0.16)	(0.02)	(0.13)
Net realized gains	(2.44)	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(2.73)	(3.32)	(1.31)	(2.46)	(3.32)	(0.13)
Net asset value, end of period/year	$28.28	$27.37	$29.38	$24.94	$27.73	$32.73
Total return (E)	14.19%(F)	5.06%	23.55%(C)	(1.30)%	(5.72)%(D)	51.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$319,556	$299,655	$316,253	$297,422	$334,241	$386,681
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19%(G)	1.20%	1.20%	1.22%	1.21%	1.23%
Including waiver and/or reimbursement and recapture	1.18%(G)(H)	1.19%(H)	1.20%	1.22%(I)	1.21%(I)	1.23%
Net investment income (loss) to average net assets	1.05%(G)	0.96%	0.75%	0.68%	0.41%	0.18%
Portfolio turnover rate	30%(F)	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$20.97	$23.26	$19.97	$22.69	$27.55	$18.37
Investment operations:
Net investment income (loss) (A)	0.03	0.05	0.00	(0.01)	(0.08)	(0.12)
Net realized and unrealized gain (loss)	2.63	0.79	4.43	(0.41)	(1.48)	9.30
Total investment operations	2.66	0.84	4.43	(0.42)	(1.56)	9.18
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.04)	(0.07)	—	—	—
Net realized gains	(2.44)	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(2.53)	(3.13)	(1.14)	(2.30)	(3.30)	—
Net asset value, end of period/year	$21.10	$20.97	$23.26	$19.97	$22.69	$27.55
Total return (E)	13.73%(F)	4.23%	22.67%(C)	(2.04)%	(6.43)%(D)	49.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,244	$15,847	$26,099	$28,931	$39,700	$51,556
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.97%(G)	1.95%	1.95%	1.97%	1.97%	1.96%
Including waiver and/or reimbursement and recapture	1.97%(G)	1.95%	1.95%	1.97%(H)	1.96%	1.96%
Net investment income (loss) to average net assets	0.29%(G)	0.23%	0.01%	(0.04)%	(0.33)%	(0.49)%
Portfolio turnover rate	30%(F)	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.01%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$28.99	$30.93	$26.18	$29.00	$34.08	$22.67
Investment operations:
Net investment income (loss) (A)	0.19	0.35	0.30	0.27	0.21	0.15
Net realized and unrealized gain (loss)	3.71	1.11	5.84	(0.55)	(1.87)	11.47
Total investment operations	3.90	1.46	6.14	(0.28)	(1.66)	11.62
Contributions from affiliate	—	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.37)	(0.31)	(0.32)	(0.24)	(0.14)	(0.21)
Net realized gains	(2.44)	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(2.81)	(3.40)	(1.39)	(2.54)	(3.44)	(0.21)
Net asset value, end of period/year	$30.08	$28.99	$30.93	$26.18	$29.00	$34.08
Total return	14.33%(C)	5.34%	23.96%	(1.05)%	(5.36)%(B)	51.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$251,989	$244,362	$273,853	$248,649	$304,806	$364,551
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90%(D)	0.91%	0.91%	0.92%	0.93%	0.92%
Including waiver and/or reimbursement and recapture	0.90%(D)	0.91%	0.91%	0.92%	0.93%	0.92%
Net investment income (loss) to average net assets	1.34%(D)	1.25%	1.03%	0.99%	0.70%	0.47%
Portfolio turnover rate	30%(C)	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$29.10	$31.03	$26.27	$29.09	$34.18	$22.73
Investment operations:
Net investment income (loss) (A)	0.20	0.38	0.33	0.30	0.24	0.24
Net realized and unrealized gain (loss)	3.72	1.12	5.85	(0.55)	(1.88)	11.45
Total investment operations	3.92	1.50	6.18	(0.25)	(1.64)	11.69
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.40)	(0.34)	(0.35)	(0.27)	(0.15)	(0.24)
Net realized gains	(2.44)	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(2.84)	(3.43)	(1.42)	(2.57)	(3.45)	(0.24)
Net asset value, end of period/year	$30.18	$29.10	$31.03	$26.27	$29.09	$34.18
Total return	14.36%(B)	5.47%	24.04%	(0.93)%	(5.36)%	51.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,945	$6,086	$5,371	$4,126	$4,277	$4,725
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81%(C)	0.81%	0.82%	0.83%	0.83%	0.82%
Including waiver and/or reimbursement and recapture	0.81%(C)	0.81%	0.82%	0.83%	0.83%	0.82%
Net investment income (loss) to average net assets	1.41%(C)	1.32%	1.13%	1.07%	0.79%	0.83%
Portfolio turnover rate	30%(B)	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$29.28	$31.20	$26.41	$29.23	$34.33	$22.83
Investment operations:
Net investment income (loss) (A)	0.21	0.38	0.34	0.30	0.24	0.19
Net realized and unrealized gain (loss)	3.74	1.13	5.87	(0.55)	(1.89)	11.55
Total investment operations	3.95	1.51	6.21	(0.25)	(1.65)	11.74
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.40)	(0.34)	(0.35)	(0.27)	(0.15)	(0.24)
Net realized gains	(2.44)	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(2.84)	(3.43)	(1.42)	(2.57)	(3.45)	(0.24)
Net asset value, end of period/year	$30.39	$29.28	$31.20	$26.41	$29.23	$34.33
Total return	14.37%(B)	5.47%	24.03%	(0.93)%	(5.36)%	51.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,963	$59,959	$72,025	$75,499	$86,703	$93,544
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81%(C)	0.81%	0.82%	0.83%	0.83%	0.82%
Including waiver and/or reimbursement and recapture	0.81%(C)	0.81%	0.82%	0.83%	0.83%	0.82%
Net investment income (loss) to average net assets	1.43%(C)	1.34%	1.14%	1.08%	0.79%	0.59%
Portfolio turnover rate	30%(B)	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small/Mid Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $8,662.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,892,325	$—	$—	$—	$3,892,325
Total Borrowings	$3,892,325	$—	$—	$—	$3,892,325
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$48,952,252	7.50%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.775%
Over $100 million up to $350 million	0.755
Over $350 million up to $500 million	0.735
Over $500 million up to $750 million	0.725
Over $750 million up to $1 billion	0.715
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.23%	March 1, 2027
Class C	1.99	March 1, 2027
Class I	0.96	March 1, 2027
Class I2, Class R6	0.85	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$30,092	$21
Class C	—	205
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$349,396	$64,995
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$182,880,053	$—	$233,347,050	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$517,571,599	$184,247,214	$(44,054,851)	$140,192,363
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA S/M CV 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Strategic Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 53.3%
Aerospace & Defense - 0.5%
ATI, Inc.
5.13%, 10/01/2031	$ 50,000	$ 49,807
7.25%, 08/15/2030	200,000	208,295
Boeing Co.
3.60%, 05/01/2034	50,000	44,939
5.15%, 05/01/2030	276,000	280,464
Embraer Netherlands Finance BV
5.40%, 01/09/2038	218,000	211,950
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (A)	74,000	73,160
L3Harris Technologies, Inc.
5.40%, 07/31/2033	43,000	44,126
Moog, Inc.
5.50%, 10/15/2034 (A)	180,000	180,161
Northrop Grumman Corp.
4.90%, 06/01/2034	345,000	344,486
		1,437,388
Automobile Components - 0.3%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	212,000	211,621
7.75%, 10/15/2033 (A)	110,000	107,396
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (A)	167,000	168,153
6.38%, 04/15/2034 (A)	41,000	40,948
IHO Verwaltungs GmbH
PIK Rate 8.13%, Cash Rate 7.38%, 05/15/2033 (A)(B)	63,000	64,082
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	265,000	259,320
		851,520
Automobiles - 0.4%
BMW U.S. Capital LLC
5.00%, 03/19/2033 (A)	29,000	28,871
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	200,000	202,881
General Motors Financial Co., Inc.
3.10%, 01/12/2032	32,000	28,948
5.60%, 06/18/2031	140,000	143,977
5.90%, 01/07/2035	47,000	48,253
Hyundai Capital America
4.75%, 04/06/2029 (A)	102,000	102,157
5.40%, 06/23/2032 (A)	53,000	54,007
Hyundai Capital Services, Inc.
5.13%, 02/05/2027 - 02/05/2029 (C)	400,000	403,756
Nissan Motor Co. Ltd.
8.13%, 07/17/2035 (A)	200,000	211,015
		1,223,865
Banks - 9.1%
ABQ Finance Ltd.
2.00%, 07/06/2026 (C)	400,000	397,968
Abu Dhabi Commercial Bank PJSC
Fixed until 09/10/2029, 5.36% (D), 03/10/2035 (C)	200,000	199,668
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Al Rajhi Sukuk Ltd.
4.75%, 04/05/2028 (C)	$ 300,000	$ 300,380
Banco Bilbao Vizcaya Argentaria SA
7.50% (D), 12/31/2099	1,000,000	1,000,000
Banco General SA
4.13%, 08/07/2027 (C)	200,000	198,606
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (E), 8.75% (A)(D)	1,500,000	1,621,477
Banco Nacional de Mexico SA
Fixed until 08/07/2031, 6.70% (D), 08/07/2036 (A)(F)	900,000	900,000
Banco Santander SA
Fixed until 05/21/2033 (E), 9.63% (D)	800,000	949,917
Bangkok Bank PCL
5.08%, 11/26/2035 (A)	300,000	296,031
Bank Muscat SAOG
4.85%, 10/01/2030 (C)	250,000	246,549
Bank of America Corp.
Fixed until 03/08/2032, 3.85% (D), 03/08/2037	443,000	411,506
Fixed until 04/23/2029, 4.48% (D), 04/23/2030	84,000	83,751
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	269,000	264,720
Fixed until 01/24/2030, 5.16% (D), 01/24/2031	351,000	357,530
Fixed until 08/15/2034, 5.43% (D), 08/15/2035	55,000	55,187
Fixed until 10/25/2034, 5.52% (D), 10/25/2035	182,000	183,351
Fixed until 09/15/2026, 5.93% (D), 09/15/2027	327,000	328,701
Bank of New York Mellon Corp.
Fixed until 04/23/2031, 4.54% (D), 04/23/2032	69,000	68,736
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (D), 05/04/2037	98,000	94,062
BankUnited, Inc.
5.13%, 06/11/2030	86,000	85,776
Barclays PLC
Fixed until 02/24/2031, 4.52% (D), 02/24/2032	200,000	195,770
Fixed until 03/15/2035 (E), 7.63% (D)(G)	1,000,000	1,053,250
BNP Paribas SA
Fixed until 08/16/2029 (E), 7.75% (A)(D)	1,000,000	1,048,870
BPCE SA
Fixed until 10/19/2041, 3.58% (D), 10/19/2042 (A)	250,000	184,842
CBQ Finance Ltd.
2.00%, 05/12/2026 (C)	400,000	399,394
Citigroup, Inc.
4.45%, 09/29/2027	76,000	76,028
Fixed until 09/19/2029, 4.54% (D), 09/19/2030	92,000	91,656
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 05/24/2032, 4.91% (D), 05/24/2033	$ 327,000	$ 326,182
Fixed until 09/11/2035, 5.17% (D), 09/11/2036	48,000	47,552
Fixed until 09/19/2034, 5.41% (D), 09/19/2039	139,000	136,617
Fixed until 02/15/2031 (E), 6.63% (D)	1,000,000	1,012,257
Citizens Financial Group, Inc.
Fixed until 07/23/2031, 5.72% (D), 07/23/2032	109,000	112,306
Credit Agricole SA
Fixed until 05/27/2030, 5.22% (D), 05/27/2031 (A)	250,000	253,057
Credit Suisse Group AG
Fixed until 02/11/2027 (E), 5.25% (A)(D)(H)	1,667,000	400,080
9.75% (A)(E)(H)	1,000,000	240,000
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (D), 04/04/2034 (C)	200,000	204,938
First Citizens BancShares, Inc.
Fixed until 09/05/2030, 5.60% (D), 09/05/2035	62,000	60,619
Fixed until 12/12/2034, 6.25% (D), 03/12/2040	86,000	84,425
FNB Corp.
Fixed until 12/11/2029, 5.72% (D), 12/11/2030	146,000	147,599
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (D), 07/21/2032	309,000	273,613
Fixed until 01/21/2028, 4.15% (D), 01/21/2029	167,000	165,743
Fixed until 10/21/2030, 4.37% (D), 10/21/2031	50,000	49,050
Fixed until 04/20/2033, 5.09% (D), 04/20/2034	57,000	56,866
6.75%, 10/01/2037	53,000	57,560
HSBC Holdings PLC
Fixed until 09/10/2035, 5.74% (D), 09/10/2036 (G)	200,000	200,846
Fixed until 03/09/2028, 6.16% (D), 03/09/2029	200,000	205,599
Fixed until 03/24/2031 (E), 6.75% (D)	200,000	202,571
Huntington Bancshares, Inc.
Fixed until 10/28/2035, 5.61% (D), 01/28/2041	337,000	329,312
ING Groep NV
Fixed until 05/16/2031 (E), 4.25% (D)(G)	1,000,000	897,496
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (D), 11/08/2032	346,000	307,904
Fixed until 05/01/2027, 3.54% (D), 05/01/2028	268,000	265,762
4.13%, 12/15/2026	68,000	68,023
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 10/22/2027, 4.51% (D), 10/22/2028	$ 58,000	$ 58,067
Fixed until 07/23/2035, 5.58% (D), 07/23/2036	61,000	61,883
Fixed until 10/23/2033, 6.25% (D), 10/23/2034	116,000	124,414
KeyCorp
Fixed until 01/28/2036, 5.31% (D), 01/28/2037	38,000	37,323
KIB Sukuk Ltd.
Fixed until 10/16/2030, 5.54% (D), 04/16/2036 (C)	300,000	295,295
Kookmin Bank
4.50%, 02/01/2029 (C)	200,000	199,383
Lloyds Banking Group PLC
Fixed until 06/05/2029, 5.72% (D), 06/05/2030	200,000	206,394
Fixed until 09/27/2035 (E), 6.63% (D)(G)	400,000	392,767
M&T Bank Corp.
Fixed until 07/30/2030, 5.40% (D), 07/30/2035	47,000	47,043
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (D), 02/22/2031	400,000	410,903
Mizuho Financial Group, Inc.
Fixed until 05/26/2034, 5.58% (D), 05/26/2035	200,000	205,381
Fixed until 07/06/2028, 5.78% (D), 07/06/2029	200,000	205,376
Morgan Stanley
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	58,000	50,209
Fixed until 04/01/2030, 3.62% (D), 04/01/2031	274,000	263,363
Fixed until 10/18/2029, 4.65% (D), 10/18/2030	25,000	24,957
Fixed until 04/20/2032, 5.30% (D), 04/20/2037	31,000	31,037
Fixed until 01/18/2036, 5.31% (D), 01/18/2041	55,000	53,527
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	47,000	47,374
Fixed until 02/07/2034, 5.94% (D), 02/07/2039	28,000	28,830
National Bank of Kuwait SAKP
Fixed until 11/10/2030, 5.25% (D), 02/10/2036 (C)	330,000	324,305
NatWest Group PLC
Fixed until 08/15/2029, 4.96% (D), 08/15/2030	200,000	201,897
Oversea-Chinese Banking Corp. Ltd.
Fixed until 06/15/2027, 4.60% (D), 06/15/2032 (C)	200,000	199,977
Fixed until 05/21/2029, 5.52% (D), 05/21/2034 (C)	200,000	204,162
Pinnacle Bank
Fixed until 01/15/2031, 5.96% (D), 01/15/2036	428,000	424,846
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (D), 01/25/2041	$ 25,000	$ 24,518
Regions Financial Corp.
Fixed until 06/06/2029, 5.72% (D), 06/06/2030	62,000	63,707
7.38%, 12/10/2037	14,000	15,899
Royal Bank of Canada
Fixed until 04/17/2029, 4.40% (D), 04/17/2030	87,000	86,634
4.90%, 01/12/2028	161,000	162,755
Saudi Awwal Bank
Fixed until 09/04/2030, 5.95% (D), 09/04/2035 (C)	200,000	199,150
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (C)	200,000	199,604
SNB Funding Ltd.
Fixed until 06/24/2030, 6.00% (D), 06/24/2035 (C)	200,000	200,784
Standard Chartered PLC
Fixed until 11/18/2030, 3.27% (D), 02/18/2036 (C)	200,000	183,929
Fixed until 11/14/2035 (E), 7.00% (A)(D)	200,000	204,173
Sumitomo Mitsui Financial Group, Inc.
Fixed until 07/08/2032, 4.95% (D), 07/08/2033	200,000	199,604
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (D), 05/06/2031	155,000	154,944
Fixed until 02/27/2031, 5.30% (D), 02/27/2032	65,000	64,476
Toronto-Dominion Bank
4.87%, 04/22/2033	133,000	132,254
Truist Bank
Fixed until 10/23/2028, 4.14% (D), 10/23/2029	250,000	247,830
Truist Financial Corp.
Fixed until 04/23/2036, 5.28% (D), 04/23/2037	87,000	85,780
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (D), 11/03/2036	216,000	187,691
UBS Group AG
Fixed until 04/10/2029, 4.21% (D), 04/10/2030 (A)	200,000	197,552
Fixed until 05/12/2027, 4.75% (D), 05/12/2028 (A)	275,000	275,934
Fixed until 04/12/2031 (E), 7.75% (A)(D)	413,000	440,570
United Overseas Bank Ltd.
Fixed until 10/07/2027, 3.86% (D), 10/07/2032 (C)	200,000	198,051
Walker & Dunlop, Inc.
6.63%, 04/01/2033 (A)	320,000	318,227
Webster Financial Corp.
Fixed until 09/11/2030, 5.78% (D), 09/11/2035	72,000	72,914
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (D), 02/11/2031	$ 55,000	$ 51,024
Fixed until 10/30/2029, 2.88% (D), 10/30/2030	11,000	10,384
Fixed until 09/15/2028, 4.08% (D), 09/15/2029	100,000	98,989
Fixed until 01/23/2034, 5.50% (D), 01/23/2035	33,000	33,650
Western Alliance Bank
Fixed until 11/15/2030, 6.54% (D), 11/15/2035	100,000	98,852
		25,508,295
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	288,000	278,550
Becle SAB de CV
2.50%, 10/14/2031 (C)	200,000	172,708
Constellation Brands, Inc.
4.35%, 05/09/2027	26,000	26,007
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (A)	59,000	59,074
PepsiCo, Inc.
1.95%, 10/21/2031	345,000	304,749
4.45%, 02/07/2028	65,000	65,497
4.65%, 07/23/2032	50,000	50,341
		956,926
Biotechnology - 0.3%
Amgen, Inc.
4.20%, 02/19/2031	43,000	42,418
5.15%, 03/02/2028	291,000	295,026
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034 (A)	260,000	258,172
Gilead Sciences, Inc.
4.80%, 11/15/2029	68,000	69,137
5.10%, 06/15/2035	46,000	46,395
Royalty Pharma PLC
2.15%, 09/02/2031	127,000	111,352
5.15%, 09/02/2029	43,000	43,739
		866,239
Building Products - 0.3%
Cemex SAB de CV
5.20%, 09/17/2030 (C)	300,000	301,332
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	204,321
GCC SAB de CV
3.61%, 04/20/2032 (C)	200,000	184,027
Owens Corning
5.50%, 06/15/2027	41,000	41,498
St. Mary's Cement, Inc.
5.75%, 04/02/2034 (C)	200,000	206,966
		938,144
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	$ 160,000	$ 167,306
Fixed until 08/17/2031, 7.13% (D), 11/15/2056	63,000	63,597
Fixed until 03/01/2031, 8.00% (D), 06/01/2056	420,000	445,830
		676,733
Chemicals - 1.1%
Eastman Chemical Co.
4.50%, 02/20/2031	59,000	57,947
5.75%, 03/08/2033	155,000	161,046
Ecolab, Inc.
4.30%, 06/15/2028	29,000	29,051
5.25%, 01/15/2028	113,000	114,901
FMC Corp.
Fixed until 08/01/2030, 8.45% (D), 11/01/2055	1,665,000	1,103,452
GC Treasury Center Co. Ltd.
Fixed until 09/10/2030 (E), 6.50% (C)(D)	200,000	197,098
MEGlobal BV
2.63%, 04/28/2028 (C)	200,000	189,533
Methanex Corp.
5.25%, 12/15/2029	4,000	3,976
Methanex U.S. Operations, Inc.
6.25%, 03/15/2032 (A)	320,000	329,295
Minerals Technologies, Inc.
5.00%, 07/01/2028 (A)	250,000	248,502
Nutrien Ltd.
4.90%, 03/27/2028	127,000	128,038
5.20%, 06/21/2027	38,000	38,311
OCP SA
6.10%, 04/30/2030 (C)	200,000	203,776
PPG Industries, Inc.
4.38%, 03/15/2031	75,000	74,054
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034 (C)	250,000	251,750
		3,130,730
Commercial Services & Supplies - 1.6%
Champions Financing, Inc.
8.75%, 02/15/2029 (A)(G)	360,000	350,322
Clean Harbors, Inc.
5.75%, 10/15/2033 (A)	245,000	247,275
DP World Ltd.
5.63%, 09/25/2048 (C)	200,000	182,417
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)(G)	302,000	316,704
8.63%, 05/15/2032 (A)	56,000	59,392
ERAC USA Finance LLC
5.25%, 04/30/2036 (A)	131,000	130,671
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (A)	155,000	152,470
Global Payments, Inc.
5.20%, 11/15/2032	52,000	50,801
5.55%, 11/15/2035	62,000	59,797
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	$ 68,000	$ 70,745
7.25%, 06/15/2033 (A)	285,000	298,460
Hertz Corp.
12.63%, 07/15/2029 (A)	177,000	166,861
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	315,000	213,862
Quanta Services, Inc.
2.35%, 01/15/2032	61,000	53,564
2.90%, 10/01/2030	12,000	11,176
5.10%, 08/09/2035	40,000	39,830
S&P Global, Inc.
2.95%, 03/01/2029	420,000	405,136
4.25%, 01/15/2031 (A)	39,000	38,467
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032 (A)	239,000	238,528
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	445,000	402,386
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	87,000	85,393
Verisk Analytics, Inc.
4.45%, 03/15/2031	62,000	61,147
Veritiv Operating Co.
10.50%, 11/30/2030 (A)	305,000	321,401
VM Consolidated, Inc.
5.50%, 04/15/2029 (A)	290,000	284,290
Waste Management, Inc.
4.95%, 07/03/2027	86,000	86,791
WEX, Inc.
6.50%, 03/15/2033 (A)	236,000	235,060
		4,562,946
Communications Equipment - 3.3%
Altice Financing SA
5.00%, 01/15/2028 (A)	440,000	327,707
America Movil SAB de CV
4.38%, 07/16/2042	200,000	173,404
APLD ComputeCo 2 LLC
6.75%, 03/15/2031 (A)	416,000	411,863
AT&T, Inc.
4.40%, 04/30/2031	365,000	360,932
4.75%, 04/30/2033 (G)	48,000	47,373
5.40%, 02/15/2034	20,000	20,381
Bell Telephone Co. of Canada or Bell Canada
Fixed until 06/15/2030, 6.88% (D), 09/15/2055	185,000	189,801
Fixed until 06/15/2035, 7.00% (D), 09/15/2055	316,000	327,929
Bharti Airtel Ltd.
3.25%, 06/03/2031 (C)	250,000	234,834
Black Pearl Compute LLC
6.13%, 02/15/2031 (A)	295,000	299,303
C&W Senior Finance Ltd.
9.00%, 01/15/2033 (A)	300,000	307,331
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Cas Capital No. 2 Ltd.
Fixed until 01/13/2031 (E), 6.25% (C)(D)	$ 200,000	$ 201,096
Cisco Systems, Inc.
5.10%, 02/24/2035	158,000	159,910
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029 (A)	400,000	421,875
Core Scientific Finance I LLC
7.75%, 05/15/2031 (A)(F)	350,000	349,127
Flash Compute LLC
7.25%, 12/31/2030 (A)	265,000	270,319
Iliad Holding SAS
7.00%, 04/15/2032 (A)	604,000	613,213
Meridian Arc Holdco LLC
6.25%, 04/30/2031 (A)	365,000	364,917
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031 (A)(F)	365,000	361,793
Rogers Communications, Inc.
Fixed until 02/14/2030, 7.00% (D), 04/15/2055	95,000	96,966
Fixed until 02/14/2035, 7.13% (D), 04/15/2055	182,000	187,753
Sable International Finance Ltd.
7.13%, 10/15/2032 (A)	400,000	399,123
SoftBank Group Corp.
Fixed until 07/29/2035, 8.25% (D), 10/29/2065 (C)	425,000	392,008
STC Sukuk Co. II Ltd.
4.49%, 01/15/2031 (A)	310,000	306,045
TELUS Corp.
Fixed until 03/09/2036, 6.63% (D), 06/09/2056	900,000	895,046
T-Mobile USA, Inc.
3.38%, 04/15/2029	274,000	265,929
Verizon Communications, Inc.
4.02%, 12/03/2029	316,000	311,631
4.50%, 08/10/2033	104,000	100,975
5.25%, 04/02/2035	91,000	90,982
Viasat, Inc.
7.50%, 05/30/2031 (A)(G)	92,000	92,203
Xiaomi Best Time International Ltd.
2.88%, 07/14/2031 (C)	200,000	183,561
Zayo Group Holdings, Inc.
PIK Rate 0.50%, Cash Rate 5.75%, 03/09/2030 (A)(B)	37,457	37,476
PIK Rate 1.88%, Cash Rate 7.13%, 09/09/2030 (A)(B)	321,348	316,849
		9,119,655
Construction & Engineering - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033 (A)	265,000	260,013
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(G)	200,000	209,199
Lennar Corp.
5.20%, 07/30/2030	40,000	40,538
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
MasTec, Inc.
5.90%, 06/15/2029	$ 60,000	$ 61,863
Mattamy Group Corp.
4.63%, 03/01/2030 (A)	226,000	215,833
6.00%, 12/15/2033 (A)	70,000	67,205
		854,651
Consumer Staples Distribution & Retail - 1.2%
Arcos Dorados BV
6.38%, 01/29/2032 (C)	200,000	209,200
AutoNation, Inc.
4.45%, 01/15/2029	29,000	28,763
Brinker International, Inc.
8.25%, 07/15/2030 (A)	185,000	193,498
Darden Restaurants, Inc.
4.35%, 10/15/2027	35,000	34,947
El Puerto de Liverpool SAB de CV
5.75%, 02/10/2038 (A)	255,000	245,310
FirstCash, Inc.
4.63%, 09/01/2028 (A)	280,000	275,291
6.13%, 05/01/2034 (A)(F)	125,000	124,703
6.88%, 03/01/2032 (A)	170,000	174,230
Home Depot, Inc.
4.90%, 04/15/2029	45,000	45,845
LBM Acquisition LLC
6.25%, 01/15/2029 (A)(G)	232,000	160,776
9.50%, 06/15/2031 (A)	180,000	157,497
McDonald's Corp.
4.80%, 08/14/2028	332,000	335,342
Murphy Oil USA, Inc.
4.75%, 09/15/2029	215,000	212,774
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	30,000	29,695
Park River Holdings, Inc.
8.00%, 03/15/2031 (A)	271,000	272,487
8.75%, 12/31/2030 (A)(G)	96,973	91,310
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031 (A)	170,000	171,679
PetSmart LLC/PetSmart Finance Corp.
10.00%, 09/15/2033 (A)	275,000	277,771
QXO Building Products, Inc.
6.75%, 04/30/2032 (A)	169,000	172,387
Walmart, Inc.
3.95%, 09/09/2027	166,000	166,029
		3,379,534
Containers & Packaging - 0.7%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	199,000	180,424
AptarGroup, Inc.
4.75%, 03/30/2031	81,000	80,437
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031 (A)	290,000	291,974
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	$ 25,000	$ 23,520
8.75%, 04/15/2030 (A)	299,000	271,290
Crown Americas LLC
5.25%, 04/01/2030	180,000	180,691
5.88%, 06/01/2033	110,000	110,800
Packaging Corp. of America
5.70%, 12/01/2033	189,000	196,580
Silgan Holdings, Inc.
4.13%, 02/01/2028	180,000	177,059
Sonoco Products Co.
4.60%, 09/01/2029	69,000	68,879
Sword Purchaser LLC
8.25%, 04/15/2033 (A)	308,000	315,133
		1,896,787
Diversified REITs - 0.3%
American Tower Corp.
2.30%, 09/15/2031	60,000	53,048
4.70%, 12/15/2032	27,000	26,668
5.20%, 02/15/2029	124,000	126,189
Champion MTN Ltd.
2.95%, 06/15/2030 (C)	400,000	354,148
Crown Castle, Inc.
5.00%, 01/11/2028	118,000	118,908
5.60%, 06/01/2029	52,000	53,305
Weyerhaeuser Co.
4.00%, 04/15/2030	230,000	224,172
		956,438
Electric Utilities - 3.8%
AES Andes SA
Fixed until 03/10/2030, 8.15% (D), 06/10/2055 (A)	500,000	525,672
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	178,000	174,692
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (C)	220,500	217,060
Clearway Energy Operating LLC
3.75%, 01/15/2032 (A)	295,000	271,989
Colbun SA
5.38%, 09/11/2035 (C)	200,000	198,250
Cometa Energia SA de CV
6.38%, 04/24/2035 (C)	191,429	201,378
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	71,000	60,674
Dhafrah Pv2 Energy Co. LLC
5.79%, 06/30/2053 (A)	200,000	197,329
DTE Energy Co.
4.88%, 06/01/2028	165,000	166,308
Duke Energy Corp.
2.45%, 06/01/2030	135,000	124,518
Duke Energy Indiana LLC
4.95%, 03/15/2036	28,000	27,515
Emera U.S. Finance LLC
5.20%, 04/01/2033	43,000	42,675
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Arkansas LLC
4.95%, 01/15/2036	$ 27,000	$ 26,539
EUSHI Finance, Inc.
Fixed until 09/15/2029, 7.63% (D), 12/15/2054	450,000	465,886
Evergy, Inc.
4.25%, 03/15/2029	32,000	31,743
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	104,000	105,339
Florida Power & Light Co.
5.15%, 06/15/2029	86,000	88,144
Kallpa Generacion SA
5.50%, 09/11/2035 (A)	200,000	199,270
Kentucky Power Co.
7.00%, 11/15/2033 (A)	110,000	118,361
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (A)	47,000	42,233
Minejesa Capital BV
4.63%, 08/10/2030 (C)	149,270	147,082
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	47,000	47,834
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	93,000	92,529
4.15%, 08/25/2028	24,000	23,888
4.40%, 05/11/2029 (F)	105,000	105,067
4.75%, 02/07/2028	36,000	36,261
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	26,000	27,161
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	35,000	35,153
5.30%, 03/15/2032	83,000	85,149
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	535,000	496,981
4.96%, 04/30/2031 (A)	47,000	46,677
5.75%, 01/15/2034 (A)	50,000	49,631
5.88%, 05/15/2034 (A)	185,000	184,334
6.00%, 01/15/2036 (A)	25,000	24,829
NSW Electricity Networks Finance Pty. Ltd.
Fixed until 08/20/2035, 6.30% (D), 11/20/2055 (C)	AUD 130,000	89,488
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	$ 45,000	43,725
Pacific Gas & Electric Co.
4.30%, 03/15/2045	45,000	35,216
PacifiCorp
Fixed until 06/17/2030, 7.38% (D), 09/15/2055	879,000	891,193
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	315,000	309,486
PG&E Corp.
Fixed until 12/15/2029, 7.38% (D), 03/15/2055	1,000,000	1,028,557
PPL Capital Funding, Inc.
5.25%, 09/01/2034	27,000	27,261
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Co. of Colorado
3.70%, 06/15/2028	$ 314,000	$ 310,028
Puget Energy, Inc.
Fixed until 06/15/2036, 7.25% (D), 09/15/2056 (A)	500,000	502,810
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
4.50%, 07/14/2028 (C)	200,000	192,331
Sempra
5.25%, 03/15/2036	60,000	59,271
Fixed until 01/01/2031, 6.38% (D), 04/01/2056	408,000	412,656
Talen Energy Supply LLC
6.25%, 02/01/2034 (A)	117,000	116,127
6.38%, 05/01/2033 (A)	110,000	110,143
6.50%, 02/01/2036 (A)	187,000	187,708
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031 (A)	39,000	39,565
Vistra Operations Co. LLC
4.30%, 10/15/2028 (A)	61,000	60,291
5.55%, 04/30/2036 (A)	114,000	112,903
7.75%, 10/15/2031 (A)	295,000	309,375
Wisconsin Power & Light Co.
3.95%, 09/01/2032	88,000	83,987
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (A)(G)	700,000	727,953
7.75%, 04/15/2034 (A)	285,000	298,723
		10,636,948
Electrical Equipment - 0.1%
EnerSys
4.38%, 12/15/2027 (A)	230,000	227,024
Electronic Equipment, Instruments & Components - 0.5%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/2032	127,000	129,649
5.60%, 05/29/2034	98,000	100,369
Amphenol Corp.
3.90%, 11/15/2028	49,000	48,607
4.13%, 11/15/2030	51,000	50,229
Honeywell International, Inc.
1.75%, 09/01/2031	19,000	16,528
Ingram Micro, Inc.
4.75%, 05/15/2029 (A)	235,000	230,925
Trimble, Inc.
6.10%, 03/15/2033	252,000	264,602
TTM Technologies, Inc.
4.00%, 03/01/2029 (A)	310,000	299,894
Tyco Electronics Group SA
4.88%, 02/09/2036	59,000	58,120
5.00%, 05/09/2035	68,000	67,798
Vontier Corp.
2.95%, 04/01/2031	198,000	180,840
		1,447,561
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032 (A)	$ 95,000	$ 97,751
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034 (A)	190,000	191,238
Greenko Power II Ltd.
4.30%, 12/13/2028 (C)	209,000	199,665
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/2028 (C)	197,000	198,763
India Cleantech Energy
4.70%, 08/10/2026 (C)	81,676	81,371
India Green Power Holdings
4.00%, 02/22/2027 (C)	200,000	196,789
Kodiak Gas Services LLC
5.88%, 04/01/2031 (A)	243,000	244,766
6.50%, 10/01/2033 (A)	54,000	55,237
6.75%, 10/01/2035 (A)	56,000	58,169
WBI Operating LLC
6.25%, 10/15/2030 (A)	125,000	126,739
6.50%, 10/15/2033 (A)	90,000	90,968
		1,541,456
Financial Services - 2.5%
Aircastle Ltd.
Fixed until 06/15/2026 (E), 5.25% (A)(D)	180,000	179,685
Ally Financial, Inc.
Fixed until 10/19/2034, 6.65% (D), 01/17/2040	160,000	157,555
6.70%, 02/14/2033 (G)	325,000	335,547
American Express Co.
Fixed until 05/03/2029, 4.44% (D), 05/03/2030 (F)	98,000	97,812
Fixed until 07/20/2032, 4.92% (D), 07/20/2033	35,000	35,083
Fixed until 01/30/2030, 5.09% (D), 01/30/2031	56,000	56,991
Fixed until 02/16/2027, 5.10% (D), 02/16/2028	97,000	97,573
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029 (C)	200,000	209,322
Capital One Financial Corp.
3.75%, 07/28/2026	87,000	86,897
Charles Schwab Corp.
2.45%, 03/03/2027	21,000	20,719
Fixed until 06/01/2031 (E), 6.10% (D)	1,000,000	1,000,443
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (A)	186,000	162,633
Credit Acceptance Corp.
6.63%, 03/15/2030 (A)	350,000	348,831
CS Treasury Management Services Ltd.
9.00% (I), 06/05/2026 (A)(E)	295,000	301,355
Equitable America Global Funding
4.30%, 12/15/2028 (A)	52,000	51,505
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Focus Financial Partners LLC
6.75%, 09/15/2031 (A)	$ 280,000	$ 284,857
Gabx Leasing LLC
4.63%, 04/15/2031 (A)	41,000	40,473
goeasy Ltd.
6.88%, 05/15/2030 (A)	75,000	63,335
6.88%, 02/15/2031 (A)(G)	85,000	70,610
7.63%, 07/01/2029 (A)(G)	218,000	195,365
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (A)	129,000	129,678
6.75%, 05/01/2033 (A)	29,000	29,792
7.13%, 04/30/2031 (A)	295,000	305,847
Mastercard, Inc.
4.35%, 01/15/2032	43,000	42,694
Muthoot Finance Ltd.
6.38%, 03/02/2030 (A)	200,000	201,433
Phoenix Aviation Capital Ltd.
9.25%, 07/15/2030 (A)	265,000	270,448
Planet Financial Group LLC
10.50%, 12/15/2029 (A)	240,000	233,259
Power Finance Corp. Ltd.
3.75%, 12/06/2027 (C)	200,000	197,225
REC Ltd.
3.88%, 07/07/2027 (C)	200,000	198,226
RFNA LP
7.88%, 02/15/2030 (A)	425,000	421,832
Sammaan Capital Ltd.
7.50%, 10/16/2030 (C)	200,000	199,428
Sumisho Air Lease Corp.
Fixed until 12/15/2026 (E), 4.13% (D)	110,000	108,544
Fixed until 06/15/2026 (E), 4.65% (D)	129,000	128,407
SURA Asset Management SA
6.35%, 05/13/2032 (C)	300,000	313,800
Synchrony Financial
Fixed until 02/25/2031, 4.95% (D), 02/25/2032	59,000	57,642
5.15%, 03/19/2029	71,000	71,175
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/2031 (A)	255,000	267,788
Visa, Inc.
4.40%, 02/12/2033	47,000	46,575
		7,020,384
Food Products - 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (A)	64,000	63,644
5.75%, 03/31/2034 (A)	711,000	692,171
6.25%, 03/15/2033 (A)	65,000	65,577
Cencosud SA
5.75%, 04/15/2036 (A)	280,000	279,650
Gruma SAB de CV
5.39%, 12/09/2034 (C)	200,000	202,130
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Grupo Nutresa SA
Fixed until 10/21/2031 (E), 7.88% (A)(D)	$ 500,000	$ 498,750
Hershey Co.
4.55%, 02/24/2028	176,000	177,342
Hormel Foods Corp.
4.80%, 03/30/2027	65,000	65,439
Indofood CBP Sukses Makmur Tbk. PT
3.54%, 04/27/2032 (C)	200,000	184,910
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033 (A)	265,000	267,784
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.25%, 03/01/2056	200,000	192,990
Kellanova
7.45%, 04/01/2031	124,000	139,500
Kraft Heinz Foods Co.
5.20%, 03/15/2032	39,000	39,529
Kroger Co.
5.00%, 09/15/2034	37,000	36,550
Land O' Lakes Capital Trust I
7.45%, 03/15/2028 (A)	190,000	194,403
Land O'Lakes, Inc.
7.00% (A), 09/18/2028 (E)	1,770,000	1,552,562
Mars, Inc.
4.65%, 04/20/2031 (A)	169,000	170,131
Performance Food Group, Inc.
5.63%, 03/01/2034 (A)	220,000	215,416
Post Holdings, Inc.
6.25%, 10/15/2034 (A)	385,000	380,057
Sysco Corp.
4.40%, 07/25/2031	41,000	40,107
4.45%, 03/15/2048	48,000	38,282
5.10%, 09/23/2030	47,000	47,581
U.S. Foods, Inc.
5.75%, 04/15/2033 (A)	235,000	235,862
		5,780,367
Gas Utilities - 0.5%
AltaGas Ltd.
Fixed until 07/17/2034, 7.20% (D), 10/15/2054 (A)	1,000,000	1,038,937
Grupo Energia Bogota SA ESP
4.88%, 05/15/2030 (C)	250,000	244,983
		1,283,920
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
4.75%, 03/15/2038	49,000	47,334
Agilent Technologies, Inc.
2.30%, 03/12/2031	127,000	114,209
2.75%, 09/15/2029	99,000	93,795
Avantor Funding, Inc.
3.88%, 11/01/2029 (A)	315,000	299,442
Baxter International, Inc.
5.65%, 12/15/2035	30,000	29,469
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	$ 100,000	$ 101,810
Insulet Corp.
6.50%, 04/01/2033 (A)	283,000	288,886
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	49,000	48,438
5.00%, 01/31/2029	45,000	45,846
		1,069,229
Health Care Providers & Services - 1.5%
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	320,000	298,763
Cigna Group
2.38%, 03/15/2031	42,000	37,892
4.38%, 10/15/2028	43,000	43,004
Concentra Health Services, Inc.
6.88%, 07/15/2032 (A)	283,000	293,270
Elevance Health, Inc.
2.88%, 09/15/2029	159,000	150,906
HCA, Inc.
3.38%, 03/15/2029	12,000	11,629
3.50%, 09/01/2030	124,000	117,901
5.45%, 04/01/2031	49,000	50,308
5.50%, 03/01/2032	56,000	57,386
Humana, Inc.
4.88%, 04/01/2030	55,000	55,004
5.88%, 03/01/2033	502,000	514,931
Fixed until 06/15/2031, 6.63% (D), 09/15/2056	500,000	492,676
Molina Healthcare, Inc.
3.88%, 05/15/2032 (A)	143,000	128,353
Quest Diagnostics, Inc.
5.00%, 12/15/2034	68,000	67,750
Roche Holdings, Inc.
4.37%, 12/02/2032 (A)	200,000	196,866
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	284,000	295,201
Star Parent, Inc.
9.00%, 10/01/2030 (A)	360,000	377,119
Tenet Healthcare Corp.
5.50%, 11/15/2032 (A)	497,000	495,732
6.00%, 11/15/2033 (A)(G)	320,000	323,437
UnitedHealth Group, Inc.
4.90%, 04/15/2031	53,000	53,823
5.15%, 07/15/2034	55,000	55,657
		4,117,608
Health Care REITs - 0.0% *
National Health Investors, Inc.
5.35%, 02/01/2033	14,000	13,915
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034 (A)	220,000	218,682
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 2.3%
Banijay Entertainment SAS
8.13%, 05/01/2029 (A)	$ 200,000	$ 206,434
Carnival Corp.
5.75%, 08/01/2032 (A)	30,000	30,151
6.13%, 02/15/2033 (A)	385,000	390,644
Champion Path Holdings Ltd.
4.85%, 01/27/2028 (C)	200,000	194,878
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	265,000	189,085
Flutter Treasury DAC
5.88%, 06/04/2031 (A)	210,000	209,215
Fortune Star BVI Ltd.
8.50%, 05/19/2028 (C)	300,000	307,011
Gohl Capital Ltd.
4.25%, 01/24/2027 (C)	200,000	199,202
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (A)	365,000	353,233
Light & Wonder International, Inc.
6.25%, 10/01/2033 (A)	330,000	327,265
Marriott International, Inc.
2.85%, 04/15/2031	130,000	119,168
4.50%, 05/01/2033	42,000	40,709
5.50%, 04/15/2037	28,000	28,033
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (A)	225,000	219,750
5.38%, 12/04/2029 (C)	200,000	195,333
5.75%, 07/21/2028 (C)	200,000	198,906
NCL Corp. Ltd.
5.88%, 01/15/2031 (A)	12,000	11,680
6.25%, 09/15/2033 (A)(G)	5,000	4,839
6.75%, 02/01/2032 (A)	580,000	577,154
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030 (A)	435,000	429,888
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	335,000	340,134
Sands China Ltd.
2.85%, 03/08/2029	200,000	189,813
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (A)(G)	300,000	290,038
Station Casinos LLC
6.63%, 03/15/2032 (A)	352,000	356,388
Studio City Finance Ltd.
5.00%, 01/15/2029 (C)	250,000	238,258
6.50%, 01/15/2028 (C)	200,000	199,622
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	155,000	149,766
6.13%, 09/01/2033 (A)	210,000	208,107
Voyager Parent LLC
9.25%, 07/01/2032 (A)	317,000	337,111
		6,541,815
Industrial REITs - 0.0% *
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (A)	29,000	28,705
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 2.8%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	$ 293,000	$ 288,667
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	245,000	247,095
Allianz SE
Fixed until 10/30/2034 (E), 6.50% (A)(D)	1,000,000	1,000,678
Aon North America, Inc.
5.30%, 03/01/2031	317,000	324,338
Arthur J Gallagher & Co.
5.45%, 07/15/2034	199,000	201,800
Assurant, Inc.
5.55%, 02/15/2036	62,000	61,884
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (A)	745,000	778,219
8.38%, 02/01/2034 (A)	285,000	281,183
Athene Global Funding
5.32%, 11/13/2031 (A)	120,000	119,539
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (A)	129,000	130,610
Chubb INA Holdings LLC
4.65%, 08/15/2029	124,000	125,119
Global Atlantic Finance Co.
Fixed until 07/15/2029, 7.95% (D), 10/15/2054 (A)	700,000	701,981
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,156,913
Manulife Financial Corp.
4.99%, 12/11/2035	44,000	43,291
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	58,000	58,260
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (A)	49,000	49,035
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	270,000	271,264
Reinsurance Group of America, Inc.
Fixed until 06/15/2036, 6.38% (D), 09/15/2056	1,500,000	1,468,951
Sompo Holdings, Inc.
Fixed until 04/22/2036, 5.41% (D), 04/22/2037 (A)	200,000	196,790
Unum Group
5.25%, 12/15/2035	38,000	37,362
Willis North America, Inc.
4.55%, 03/15/2031	54,000	53,330
4.65%, 06/15/2027	110,000	110,260
		7,706,569
Internet & Catalog Retail - 1.2%
Airbnb, Inc.
4.65%, 03/16/2031	61,000	60,896
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	200,000	181,625
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Alphabet, Inc.
0.80%, 08/15/2027	$ 347,000	$ 334,090
4.40%, 02/15/2033	72,000	70,891
5.35%, 11/15/2045	94,000	91,197
Amazon.com, Inc.
3.90%, 11/20/2028	120,000	119,219
4.55%, 03/13/2033	90,000	88,904
Gen Digital, Inc.
6.25%, 04/01/2033 (A)	78,000	76,011
7.13%, 09/30/2030 (A)	220,000	223,112
GrubHub Holdings, Inc.
PIK Rate 7.00%, Cash Rate 0.00%, 07/31/2030 (A)(B)(G)	339,135	277,799
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/2028 (A)	270,000	252,536
Match Group Holdings II LLC
3.63%, 10/01/2031 (A)	48,000	43,015
4.13%, 08/01/2030 (A)	138,000	129,606
6.13%, 09/15/2033 (A)	130,000	128,446
Meituan
4.63%, 10/02/2029 (A)	200,000	198,671
Meta Platforms, Inc.
4.60%, 11/15/2032	35,000	34,579
Netflix, Inc.
4.88%, 04/15/2028	178,000	180,260
Prosus NV
4.99%, 01/19/2052 (C)	200,000	156,313
Rakuten Group, Inc.
Fixed until 12/15/2029 (E), 8.13% (C)(D)	400,000	408,609
Wayfair LLC
6.75%, 11/15/2032 (A)	245,000	247,697
		3,303,476
IT Services - 0.6%
Accenture Capital, Inc.
4.50%, 10/04/2034	45,000	43,354
Apple, Inc.
1.40%, 08/05/2028	378,000	357,601
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029 (A)(G)	53,000	51,626
5.95%, 04/15/2035	109,000	109,840
CACI International, Inc.
6.38%, 06/15/2033 (A)	195,000	199,495
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	104,000	103,016
4.75%, 04/01/2028	83,000	83,492
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031 (A)	52,000	52,519
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	42,000	42,024
5.25%, 04/01/2033	58,000	58,186
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	166,000	166,133
International Business Machines Corp.
4.60%, 02/03/2033	100,000	98,252
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	$ 50,000	$ 42,432
Seagate Data Storage Technology Pte. Ltd.
4.13%, 01/15/2031 (A)	2,000	1,932
8.50%, 07/15/2031 (A)	150,000	157,122
		1,567,024
Machinery - 0.8%
AGCO Corp.
5.45%, 03/21/2027	86,000	86,617
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	137,000	136,446
4.10%, 08/15/2028	61,000	61,027
4.40%, 03/03/2028	54,000	54,235
Caterpillar, Inc.
1.90%, 03/12/2031	403,000	359,689
CNH Industrial Capital LLC
4.50%, 10/16/2030	53,000	52,396
5.10%, 04/20/2029	309,000	312,996
Deere & Co.
5.45%, 01/16/2035	276,000	287,210
Deere Funding Canada Corp.
4.15%, 10/09/2030	50,000	49,365
Esab Corp.
5.63%, 04/01/2031 (A)	240,000	242,210
GE Vernova, Inc.
4.88%, 02/04/2036	35,000	34,621
John Deere Capital Corp.
1.45%, 01/15/2031	199,000	174,445
4.13%, 01/18/2029	46,000	45,916
4.40%, 09/08/2031	78,000	77,829
4.55%, 06/05/2030	9,000	9,058
4.90%, 03/07/2031	41,000	41,844
nVent Finance SARL
2.75%, 11/15/2031	140,000	124,538
		2,150,442
Media - 1.9%
Belo Corp.
7.75%, 06/01/2027	200,000	205,048
Cable One, Inc.
4.00%, 11/15/2030 (A)(G)	262,000	182,692
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034 (A)(G)	540,000	452,928
4.75%, 03/01/2030 (A)	545,000	516,622
7.00%, 02/01/2033 (A)	150,000	147,860
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	174,000	155,818
3.50%, 06/01/2041	76,000	52,719
Comcast Corp.
5.17%, 01/15/2037 (A)	129,000	125,755
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cox Communications, Inc.
5.45%, 09/01/2034 (A)	$ 65,000	$ 62,552
5.70%, 06/15/2033 (A)	42,000	41,726
CSC Holdings LLC
4.13%, 12/01/2030 (A)	235,000	139,910
6.50%, 02/01/2029 (A)	445,000	277,034
Neptune Bidco U.S., Inc.
9.29%, 04/15/2029 (A)	477,000	482,414
Nexstar Media, Inc.
7.25%, 04/15/2034 (A)	316,000	318,018
Omnicom Group, Inc.
4.20%, 03/02/2029	33,000	32,633
Paramount Global
Fixed until 02/28/2027, 6.25% (D), 02/28/2057	323,000	230,759
Sirius XM Radio LLC
3.88%, 09/01/2031 (A)(G)	405,000	366,627
5.88%, 04/15/2032 (A)	415,000	408,066
Sunrise FinCo I BV
4.88%, 07/15/2031 (A)	400,000	384,288
Univision Communications, Inc.
8.50%, 07/31/2031 (A)	605,000	614,014
9.38%, 08/01/2032 (A)	215,000	222,492
		5,419,975
Metals & Mining - 1.5%
Advanced Drainage Systems, Inc.
5.38%, 03/01/2034 (A)	165,000	162,668
Anglo American Capital PLC
2.88%, 03/17/2031 (C)	200,000	182,928
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	200,000	192,724
Antofagasta PLC
5.63%, 09/09/2035 (A)	200,000	202,730
Capstone Copper Corp.
6.75%, 03/31/2033 (A)	237,000	241,190
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)	405,000	404,748
7.38%, 05/01/2033 (A)	10,000	10,106
7.63%, 01/15/2034 (A)	90,000	90,912
Commercial Metals Co.
3.88%, 02/15/2031	200,000	185,887
5.75%, 11/15/2033 (A)	25,000	25,042
6.00%, 12/15/2035 (A)	50,000	49,951
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (A)	180,000	180,704
Industrias Penoles SAB de CV
4.75%, 08/06/2050 (C)	200,000	163,800
Minera Mexico SA de CV
5.63%, 02/12/2032 (A)	200,000	204,296
Mineral Resources Ltd.
6.00%, 05/01/2032 (A)	80,000	79,380
6.25%, 05/01/2034 (A)	85,000	83,931
9.25%, 10/01/2028 (A)	284,000	294,761
9.25%, 10/01/2028 (C)	44,000	45,667
NCIG Holdings Pty. Ltd.
12.50% (I), 08/26/2031 (C)	200,000	209,790
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis Corp.
6.38%, 08/15/2033 (A)	$ 243,000	$ 244,020
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	201,000	193,484
Steel Dynamics, Inc.
4.00%, 12/15/2028	35,000	34,639
5.38%, 08/15/2034	43,000	43,808
Vale Overseas Ltd.
6.40%, 06/28/2054	200,000	205,296
Vedanta Resources Finance II PLC
9.48%, 07/24/2030 (C)	300,000	315,376
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032 (A)	200,000	207,151
		4,254,989
Mortgage Real Estate Investment Trusts - 0.4%
Arbor Realty SR, Inc.
7.88%, 07/15/2030 (A)(G)	360,000	340,073
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029 (A)	217,000	230,180
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (A)	250,000	244,783
Starwood Property Trust, Inc.
6.50%, 07/01/2030 (A)	240,000	245,891
		1,060,927
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028 (A)	150,000	149,980
BP Capital Markets America, Inc.
3.54%, 04/06/2027	211,000	210,080
Cheniere Energy Partners LP
5.55%, 10/30/2035	17,000	17,351
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	300,000	290,593
Coterra Energy, Inc.
5.40%, 02/15/2035	100,000	100,883
Crescent Energy Finance LLC
7.38%, 01/15/2033 (A)	150,000	153,518
7.63%, 04/01/2032 (A)	193,000	198,728
7.88%, 04/15/2032 (A)	40,000	41,468
DBR Land Holdings LLC
6.25%, 12/01/2030 (A)	205,000	209,869
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033 (A)	280,000	288,972
8.63%, 03/15/2029 (A)	79,000	82,425
Diamondback Energy, Inc.
5.40%, 04/18/2034	204,000	208,145
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (C)	193,983	177,336
Enbridge, Inc.
4.60%, 06/20/2028	29,000	29,085
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
4.95%, 05/15/2028	$ 178,000	$ 179,515
5.35%, 05/15/2045	49,000	43,969
Enterprise Products Operating LLC
4.60%, 01/15/2031	36,000	36,059
Excelerate Energy LP
8.00%, 05/15/2030 (A)	270,000	286,332
Expand Energy Corp.
4.75%, 02/01/2032	74,000	72,555
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (C)	254,673	209,921
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	400,000	402,888
8.00%, 05/15/2033	15,000	15,791
8.88%, 04/15/2030	345,000	361,453
GNL Quintero SA
4.63%, 07/31/2029 (C)	164,800	165,078
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (C)	200,000	204,155
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	445,000	463,312
HF Sinclair Corp.
5.00%, 02/01/2028	34,000	33,923
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (A)	133,000	131,444
6.25%, 04/15/2032 (A)	50,000	49,672
7.25%, 02/15/2035 (A)	205,000	209,078
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (A)	300,000	312,827
Indika Energy Tbk. PT
8.75%, 05/07/2029 (C)	250,000	254,696
ITT Holdings LLC
6.50%, 08/01/2029 (A)	445,000	438,676
KazMunayGas National Co. JSC
3.50%, 04/14/2033 (C)	200,000	182,040
6.38%, 10/24/2048 (C)	200,000	201,519
Kinder Morgan, Inc.
5.40%, 02/01/2034	442,000	452,415
Mongolian Mining Corp.
8.44%, 04/03/2030 (C)	200,000	203,511
MPLX LP
4.80%, 02/15/2031	53,000	53,060
5.30%, 04/01/2036	33,000	32,412
Murphy Oil Corp.
6.50%, 02/15/2034	255,000	256,966
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029 (A)	95,000	98,475
8.38%, 02/15/2032 (A)	250,000	262,397
Northern Oil & Gas, Inc.
7.88%, 10/15/2033 (A)	295,000	305,736
NuStar Logistics LP
6.38%, 10/01/2030	120,000	124,743
Occidental Petroleum Corp.
6.45%, 09/15/2036	40,000	42,986
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
4.75%, 10/15/2031	$ 98,000	$ 97,399
ORLEN SA
6.00%, 01/30/2035 (C)	200,000	207,633
Pertamina Hulu Energi PT
5.25%, 05/21/2030 (A)	200,000	202,044
Petroleos Mexicanos
10.00%, 02/07/2033	727,000	851,917
Phillips 66 Co.
Fixed until 12/15/2035, 6.20% (D), 03/15/2056	667,000	669,192
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	200,000	188,224
Shell Finance U.S., Inc.
4.13%, 11/06/2030	39,000	38,551
SM Energy Co.
6.63%, 04/15/2034 (A)	140,000	141,936
8.63%, 11/01/2030 (A)	133,000	140,684
Sunoco LP
5.63%, 03/15/2031 (A)	35,000	35,130
5.88%, 03/15/2034 (A)	660,000	657,631
Talos Production, Inc.
9.38%, 02/01/2031 (A)	181,000	192,573
Targa Resources Corp.
5.40%, 07/30/2036	26,000	25,861
Thaioil Treasury Center Co. Ltd.
Fixed until 01/15/2031 (E), 6.10% (A)(D)	200,000	195,748
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	52,000	51,462
TransCanada PipeLines Ltd.
Fixed until 03/01/2030, 7.00% (D), 06/01/2065	1,000,000	1,031,233
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (C)	80,056	79,705
Valaris Ltd.
8.38%, 04/30/2030 (A)	250,000	260,692
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036 (A)	275,000	277,140
Venture Global LNG, Inc.
8.38%, 06/01/2031 (A)	511,000	532,786
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	10,000	10,313
6.50%, 06/15/2034 (A)	53,000	55,461
7.50%, 05/01/2033 (A)	28,000	31,051
7.75%, 05/01/2035 (A)	242,000	272,181
Warrior Met Coal, Inc.
7.88%, 12/01/2028 (A)	50,000	50,710
Western Midstream Operating LP
5.50%, 12/15/2035	27,000	26,691
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029 (A)	206,000	212,016
Williams Cos., Inc.
3.75%, 06/15/2027	89,000	88,408
5.65%, 03/15/2033	62,000	64,205
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance Ltd.
5.40%, 05/19/2030	$ 111,000	$ 113,387
		15,048,001
Paper & Forest Products - 0.2%
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)	50,000	49,938
4.40%, 05/15/2029 (A)(F)	20,000	19,973
Inversiones CMPC SA
6.13%, 02/26/2034 (A)	200,000	202,213
Suzano Netherlands BV
5.50%, 01/15/2036	350,000	342,842
		614,966
Passenger Airlines - 0.2%
Air Canada
3.88%, 08/15/2026 (A)	165,000	164,544
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	14,860	13,700
Southwest Airlines Co.
5.25%, 11/15/2035	106,000	100,523
United Airlines Holdings, Inc.
5.38%, 03/01/2031	49,000	48,295
United Airlines, Inc.
4.63%, 04/15/2029 (A)	175,000	172,747
		499,809
Personal Care Products - 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/2029 (A)	310,000	296,271
Kenvue, Inc.
4.85%, 05/22/2032	52,000	52,608
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	320,000	301,110
Procter & Gamble Co.
2.85%, 08/11/2027	236,000	232,829
3.95%, 01/26/2028	79,000	78,995
		961,813
Pharmaceuticals - 0.9%
AbbVie, Inc.
3.20%, 11/21/2029	327,000	314,667
4.40%, 03/15/2033	63,000	61,843
4.95%, 03/15/2031	60,000	61,235
Astrazeneca Finance LLC
4.85%, 02/26/2029	98,000	99,570
4.88%, 03/03/2028	79,000	80,116
4.90%, 03/03/2030	79,000	80,535
Becton Dickinson & Co.
4.30%, 08/22/2032	60,000	58,192
4.69%, 02/13/2028	74,000	74,280
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	189,000	199,285
Cardinal Health, Inc.
4.50%, 09/15/2030	36,000	35,814
Cencora, Inc.
5.13%, 02/15/2034	25,000	25,098
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
5.13%, 07/20/2045	$ 172,000	$ 151,987
5.55%, 06/01/2031	101,000	104,437
Eli Lilly & Co.
3.10%, 05/15/2027	24,000	23,805
4.75%, 02/12/2030	55,000	55,925
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	52,000	52,283
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)	298,000	280,212
7.75%, 05/01/2033 (A)	236,000	241,049
McKesson Corp.
4.95%, 05/30/2032	91,000	92,368
Merck & Co., Inc.
4.30%, 05/17/2030	116,000	115,892
Novartis Capital Corp.
4.00%, 09/18/2031	52,000	51,178
4.40%, 03/18/2031	95,000	94,860
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	60,000	59,743
5.11%, 05/19/2043	41,000	38,605
Pfizer, Inc.
3.88%, 11/15/2027	61,000	60,854
		2,513,833
Real Estate Management & Development - 1.2%
Aldar Investment Properties Sukuk Ltd.
5.25%, 03/25/2035 (C)	200,000	197,550
CBRE Services, Inc.
4.90%, 01/15/2033	38,000	37,563
Corp. Inmobiliaria Vesta SAB de CV
5.50%, 01/30/2033 (A)	200,000	199,176
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	275,000	275,023
Elect Global Investments Ltd.
4.85%, 06/01/2026 (C)(E)	200,000	153,954
Fixed until 09/11/2030 (E), 7.20% (C)(D)	200,000	210,744
Emaar Sukuk Ltd.
3.88%, 09/17/2029 (C)	400,000	387,702
GLP China Holdings Ltd.
7.75%, 04/30/2029 (C)	200,000	160,818
GLP Pte. Ltd.
Fixed until 06/29/2027 (E), 4.60% (C)(D)	240,000	102,136
9.75%, 05/20/2028 (C)	260,000	203,407
Greystar Real Estate Partners LLC
7.75%, 09/01/2030 (A)	190,000	197,938
Kawasan Industri Jababeka Tbk. PT
8.50% (I), 12/15/2027 (C)	100,000	99,125
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	286,000	282,871
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (C)	250,000	237,793
NWD MTN Ltd.
8.63%, 02/08/2028 (C)	350,000	330,688
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (C)	$ 320,000	$ 319,451
		3,395,939
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology, Inc.
5.88%, 10/01/2033 (A)	161,000	161,875
Applied Materials, Inc.
4.60%, 01/15/2036	41,000	39,778
Broadcom, Inc.
2.45%, 02/15/2031	204,000	185,825
3.19%, 11/15/2036 (A)	41,000	34,404
4.90%, 07/15/2032	48,000	48,459
Entegris, Inc.
5.95%, 06/15/2030 (A)	200,000	202,460
Foundry JV Holdco LLC
6.30%, 01/25/2039 (A)	200,000	212,257
Intel Corp.
4.15%, 08/05/2032	48,000	46,171
QUALCOMM, Inc.
4.75%, 05/20/2032	37,000	37,263
SK Hynix, Inc.
2.38%, 01/19/2031 (C)	400,000	364,453
Texas Instruments, Inc.
4.60%, 02/15/2028 (G)	166,000	167,291
		1,500,236
Software - 0.6%
Cloud Software Group, Inc.
6.50%, 03/31/2029 (A)	406,000	395,304
CoreWeave, Inc.
9.75%, 10/01/2031 (A)	252,000	253,459
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	42,000	41,776
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)	151,000	155,593
8.75%, 07/01/2034 (A)	150,000	156,094
Oracle Corp.
2.30%, 03/25/2028	90,000	85,913
4.45%, 09/26/2030	51,000	49,190
4.50%, 07/08/2044	50,000	36,868
5.50%, 08/03/2035	50,000	47,636
6.55%, 02/04/2046	35,000	32,550
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	401,300	197,640
Roper Technologies, Inc.
4.25%, 09/15/2028	40,000	39,706
Salesforce, Inc.
4.65%, 03/15/2029	66,000	66,128
		1,557,857
Transportation Infrastructure - 0.5%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	141,000	123,202
Clue Opco LLC
9.50%, 10/15/2031 (A)(G)	175,000	178,833
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
CSX Corp.
3.25%, 06/01/2027	$ 69,000	$ 68,275
Federal Express Corp. Pass-Through Trust
1.88%, 08/20/2035	29,648	25,647
FedEx Freight Holding Co., Inc.
4.30%, 03/15/2029 (A)	46,000	45,446
GXO Logistics, Inc.
6.25%, 05/06/2029	47,000	48,786
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030 (A)	91,000	92,268
5.35%, 03/30/2029 (A)	25,000	25,431
6.05%, 08/01/2028 (A)	78,000	80,220
6.20%, 06/15/2030 (A)	108,000	113,416
Star Leasing Co. LLC
7.63%, 02/15/2030 (A)	216,000	209,018
Stonepeak Nile Parent LLC
7.25%, 03/15/2032 (A)	274,000	286,690
		1,297,232
Total Corporate Debt Securities (Cost $149,630,945)		149,140,553
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.1%
Federal Home Loan Mortgage Corp.
2.00%, 04/01/2052	1,101,130	882,538
2.50%, 01/01/2037 - 05/01/2052	3,949,738	3,417,756
3.00%, 07/01/2052 - 09/01/2052	3,642,922	3,194,578
5.00%, 06/01/2055	1,408,537	1,388,872
5.50%, 08/01/2053 - 10/01/2055	5,354,756	5,388,995
6.00%, 02/01/2054	582,723	595,847
Federal National Mortgage Association
2.50%, 04/01/2037 - 07/01/2052	10,098,987	8,605,420
4.50%, 05/01/2053 - 07/01/2053	2,756,992	2,657,855
5.00%, 03/01/2054 - 12/01/2055	2,540,470	2,506,246
5.50%, 09/01/2053 - 09/01/2055	2,665,650	2,682,942
Government National Mortgage Association
2.50%, 07/20/2051	1,105,471	947,376
3.00%, 09/20/2051 - 02/20/2052	3,307,787	2,948,876
5.50%, 02/20/2055	1,493,116	1,506,074
Total U.S. Government Agency Obligations (Cost $36,215,220)		36,723,375
LOAN ASSIGNMENTS - 10.1%
Aerospace & Defense - 0.2%
Phoenix Aviation Capital LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.91% (D), 10/28/2030	217,341	214,986
	Principal	Value
LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
TransDigm, Inc.
Term Loan M, 1-Month Term SOFR + 2.50%, 6.15% (D), 08/19/2032	$ 163,887	$ 164,164
Term Loan N, 1-Month Term SOFR + 2.50%, 6.15% (D), 02/13/2033	94,340	94,458
		473,608
Automobile Components - 0.1%
American Axle & Manufacturing, Inc. Term Loan C, 3-Month Term SOFR + 3.25%, 7.01% (D), 02/03/2033	168,303	168,092
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (D), 01/28/2032	99,900	100,338
First Brands Group LLC
Term Loan, 3-Month Term SOFR + 5.00%, 10.78% (D), 03/30/2027 (J)(K)	83,915	210
Term Loan B, 1-Month Term SOFR + 7.00%, 10.67% (D), 06/29/2026 (J)(K)	242,556	606

IXS Holdings, Inc. Repriced Term Loan B, 3-Month Term SOFR + 5.50%, 9.16% (D), 09/05/2029	99,699	100,010
		369,256
Banks - 0.1%
Ascensus Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.65% (D), 11/25/2032	131,872	130,719
Chrysaor Bidco SARL Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (D), 10/30/2031	99,174	99,587
		230,306
Beverages - 0.1%
Pegasus BidCo BV Repriced Term Loan B, 3-Month Term SOFR + 2.75%, 6.40% (D), 07/12/2029 (F)	168,955	169,272
Biotechnology - 0.0% *
Grifols Worldwide Operations USA, Inc. Term Loan B, 6-Month Term SOFR + 2.50%, 6.19% (D), 04/14/2033	63,563	63,626
Building Products - 0.2%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (D), 09/08/2032	99,419	99,239
Groundworks LLC Term Loan, 3-Month Term SOFR + 3.00%, 6.67% (D), 03/14/2031	177,401	177,844
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 6.95% (D), 12/22/2031	$ 142,440	$ 142,952
Quikrete Holdings, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 5.90% (D), 04/14/2031	203,859	204,051
		624,086
Capital Markets - 0.2%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.45% (D), 09/30/2031	182,822	174,214
NEXUS Buyer LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.15% (D), 07/31/2031	335,308	327,833
		502,047
Chemicals - 0.1%
Nouryon Finance BV Term Loan B1, 6-Month Term SOFR + 3.25%, 6.94% (D), 04/03/2028	170,545	169,479
Commercial Services & Supplies - 1.6%
Action Environmental Group, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.69% (D), 10/24/2030	207,208	206,754
Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (D), 08/20/2032	209,706	210,263
Camelot U.S. Acquisition LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (D), 01/31/2031	140,000	131,192
Crash Champions LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (D), 02/23/2029	256,182	242,492
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 10/01/2031	205,060	205,500
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (D), 02/01/2029	169,988	169,634
GFL Environmental, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (D), 03/03/2032	197,411	197,781
Groupe Solmax, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 8.71% (D), 05/29/2028	204,020	162,196
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Herc Holdings, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 5.40% (D), 06/02/2032	$ 39,512	$ 39,661
Hertz Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 7.41% (D), 06/30/2028 (F)	208,913	161,907
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 5.66% (D), 10/21/2030	197,980	197,609
ION Platform Finance U.S., Inc. Term Loan, 3-Month Term SOFR + 3.75%, 7.45% (D), 10/07/2032	126,080	102,260
Madison IAQ LLC Repriced Term Loan, 6-Month Term SOFR + 2.75%, 6.38% (D), 11/08/2032	154,318	154,631
Mavis Tire Express Services Corp. Repriced Term Loan, 6-Month Term SOFR + 3.00%, 6.67% (D), 05/04/2028	231,793	231,938
Moneygram International, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (D), 06/03/2030	187,201	126,048
Parexel International Corp. Repriced Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (D), 12/12/2031 (F)	147,599	147,616
PG Investment Co. 59 SARL Repriced Term Loan B, 3-Month Term SOFR + 2.25%, 5.95% (D), 03/26/2031	129,125	129,674
Prometric Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 7.40% (D), 06/25/2032	205,192	205,192
Reworld Holding Corp.
1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 5.90% (D), 01/15/2031	65,859	65,818
1st Lien Term Loan C, 1-Month Term SOFR + 2.25%, 5.91% (D), 01/15/2031	20,942	20,928
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.91% (D), 01/15/2031	128,871	128,791

Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.15% (D), 11/05/2032	279,022	274,255
Spring Education Group, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 6.95% (D), 10/04/2030	145,310	143,987
Tidal Waste & Recycling Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.45% (D), 10/24/2031	147,401	147,447
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

United Talent Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 3.00%, 6.67% (D), 06/10/2032	$ 156,150	$ 156,931
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 7.70% (D), 12/02/2030	205,459	198,332
VM Consolidated, Inc. Term Loan, 1-Month Term SOFR + 2.00%, 5.65% (D), 10/01/2032	124,178	124,644
Wand NewCo 3, Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 01/30/2031	143,775	143,947
		4,427,428
Communications Equipment - 0.3%
Connect Finco SARL Term Loan B, 1-Month Term SOFR + 4.50%, 8.15% (D), 09/27/2029	199,907	200,389
Coral-U.S. Co-Borrower LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 6.92% (D), 01/31/2032 (F)	225,000	223,969
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.27% (D), 03/02/2029	236,651	237,501
Zayo Group Holdings, Inc. Term Loan, PIK Rate 0.50%, Cash Rate 0.00%, 03/11/2030 (B)	160,543	159,916
		821,775
Construction & Engineering - 0.3%
Azuria Water Solutions, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 8.50% (D), 04/25/2033 (F)	137,895	137,292
Brown Group Holding LLC Term Loan B2, 1-Month Term SOFR + 2.50%, 3-Month Term SOFR + 2.50%, 6.16% (D), 07/01/2031	130,143	130,773
Construction Partners, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 11/03/2031	142,807	143,402
Green Infrastructure Partners, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.45% (D), 09/24/2032	114,653	114,796
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.02% (D), 06/23/2028	207,607	206,829
		733,092
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail - 0.7%
BCPE Grill Parent Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (D), 09/30/2030	$ 149,655	$ 143,482
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 6.94% (D), 06/29/2029	109,898	99,549
EG America LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (D), 02/10/2031	99,565	99,565
Gulfside Supply, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.70% (D), 06/17/2031	205,209	183,213
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.50% (D), 06/06/2031	195,225	163,208
Park River Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.19% (D), 03/15/2031	131,563	131,366
Peer Holding III BV Term Loan B5B, 3-Month Term SOFR + 2.50%, 6.20% (D), 07/01/2031	170,927	171,226
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 7.95% (D), 02/03/2031	206,309	204,725
QXO, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.65% (D), 04/30/2032	150,568	150,552
Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.50% (D), 10/16/2028 (F)	258,749	225,839
Tory Burch LLC Term Loan B, 7.65% (D), 04/30/2031	180,068	178,436
Whatabrands LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 08/03/2028	149,189	149,392
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.17% (D), 02/10/2033	125,874	124,891
		2,025,444
Containers & Packaging - 0.6%
Altium Packaging LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 06/11/2031	154,607	150,452
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Berlin Packaging LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 6.93% (D), 06/07/2031	$ 163,354	$ 160,720
Charter NEX U.S., Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.16% (D), 11/29/2030	156,497	156,323
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 3.18%, 6.83% (D), 04/13/2029	133,538	126,861
Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (D), 04/01/2032	90,464	83,693

Graham Packaging Co., Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 5.90% (D), 01/26/2033	133,460	133,182
IRIS Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 8.51% (D), 06/28/2028	191,269	179,883
SupplyOne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.15% (D), 04/21/2031	147,194	147,457
Sword Purchaser LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.65% (D), 04/11/2033	364,858	354,108
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 7.45% (D), 09/15/2028	262,343	246,734
		1,739,413
Distributors - 0.4%
Gloves Buyer, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.65% (D), 05/21/2032	276,087	275,627
Openlane, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.14% (D), 10/08/2032	149,625	149,999
PAI Holdco, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 7.68% (D), 10/28/2027	202,227	188,239
RelaDyne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.15% (D), 12/23/2030	283,416	282,433
Windsor Holdings III LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (D), 08/01/2030	131,168	130,553
		1,026,851
	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities - 0.1%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 1.75%, 5.40% (D), 09/30/2031	$ 195,525	$ 195,432
Electronic Equipment, Instruments & Components - 0.1%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 3.00%, 6.66% (D), 12/02/2031	199,176	200,271
Resilience Parent LLC 1st Lien Term Loan, 6-Month Term SOFR + 2.50%, 6.13% (D), 02/28/2033	179,970	180,420
		380,691
Energy Equipment & Services - 0.1%
Deep Blue Operating I LLC Term Loan, 1-Month Term SOFR + 2.75%, 6.41% (D), 10/01/2032	119,180	119,627
Goodnight Water Solutions LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.65% (D), 06/04/2029 (F)	170,427	170,853
		290,480
Financial Services - 0.4%
Apex Group Treasury LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.17% (D), 02/27/2032	168,866	158,312
CFC Bidco Ltd. Term Loan B, 3-Month Term SOFR + 3.50%, 7.18% (D), 07/01/2032	156,682	151,590
Citco Funding LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.66% (D), 01/30/2033	44,280	44,369
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 09/15/2031	209,180	207,365
Jump Financial LLC 1st Lien Term Loan B, 3-Month Term SOFR + 3.50%, 7.20% (D), 02/26/2032	169,803	170,227
Orion U.S. Finco, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 7.17% (D), 10/08/2032	159,018	158,752
Osaic Holdings, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.20% (D), 07/30/2032	193,226	193,051
		1,083,666
Food Products - 0.1%
Froneri Lux Finco SARL Term Loan B6, 6-Month Term SOFR + 2.25%, 5.88% (D), 09/30/2032	170,691	169,372
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 1.75%, 5.40% (D), 10/23/2030	$ 235,954	$ 236,884
Health Care Providers & Services - 0.3%
Bella Holding Co. LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.65% (D), 05/10/2028 (F)	247,078	247,249
Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 7.90% (D), 02/11/2028	181,562	181,199
LifePoint Health, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 7.42% (D), 05/19/2031	280,631	279,439
Outcomes Group Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (D), 05/06/2031	182,728	183,490
Sotera Health Holdings LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 05/30/2031	99,821	100,132
		991,509
Hotels, Restaurants & Leisure - 0.6%
EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (D), 03/24/2032	146,646	146,939
GBT U.S. III LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.67% (D), 07/25/2031	182,494	180,408
Herschend Entertainment Co. LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 05/27/2032	165,175	165,726
Ontario Gaming GTA LP Term Loan B, 3-Month Term SOFR + 4.25%, 7.95% (D), 08/01/2030	234,811	222,582
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 7.42% (D), 02/20/2030	212,923	213,854
SeaWorld Parks & Entertainment, Inc. Term Loan B3, 1-Month Term SOFR + 2.00%, 5.65% (D), 12/04/2031	155,976	154,124
Showtime Acquisition LLC 1st Lien Term Loan, 3-Month Term SOFR + 4.75%, 8.40% (D), 08/16/2031 (F)	70,735	69,851
TKO Worldwide Holdings LLC Term Loan, 3-Month Term SOFR + 2.00%, 5.66% (D), 11/21/2031	87,032	87,204
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Travel & Leisure Co. Repriced Term Loan, 1-Month Term SOFR + 2.00%, 5.65% (D), 12/14/2029	$ 170,113	$ 170,235
Turquoise Topco Ltd. Term Loan B, 3-Month Term SOFR + 3.25%, 6.95% (D), 12/30/2032	133,855	130,564
Voyager Parent LLC Repriced Term Loan B, 3-Month Term SOFR + 4.25%, 7.95% (D), 07/01/2032	243,306	243,097
		1,784,584
Household Durables - 0.1%
AI Aqua Merger Sub, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 3-Month Term SOFR + 2.50%, 6.16% (D), 07/31/2028	215,759	216,272
Weber-Stephen Products LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.44% (D), 10/01/2032	101,155	98,499
		314,771
Insurance - 0.6%
Acrisure LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (D), 06/21/2032	134,229	131,823
Alliant Holdings Intermediate LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 09/19/2031	154,243	153,873
AmWINS Group, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.65% (D), 01/30/2032	139,422	139,262
Asurion LLC
2nd Lien Term Loan B4, 1-Month Term SOFR + 5.25%, 9.16% (D), 01/20/2029	139,561	139,910
Term Loan B14, 3-Month Term SOFR + 3.75%, 7.41% (D), 02/23/2033	367,700	361,572

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.50%, 6.15% (D), 06/13/2031	173,170	171,980
Howden Group Holdings Ltd. Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (D), 02/15/2031 (F)	143,093	140,847
HUB International Ltd. Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (D), 06/20/2030	124,283	124,581
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)

Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 07/31/2031	$ 172,484	$ 171,221
Truist Insurance Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.45% (D), 05/06/2031	172,986	171,526
		1,706,595
Internet & Catalog Retail - 0.1%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 2.50%, 6.16% (D), 11/08/2032	263,867	264,632
Proofpoint, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.00%, 6.70% (D), 08/31/2028	173,745	168,254
		432,886
IT Services - 0.3%
Clover Holdings 2 LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.40% (D), 12/09/2031	165,582	161,856
Nielsen Consumer, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 2.25%, 5.90% (D), 10/31/2030	131,410	131,082
Peraton Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 7.51% (D), 02/01/2028	149,633	127,637
Trio Bidco, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 7.70% (D), 10/29/2032	173,652	169,890
Verifone Systems, Inc. Term Loan, 3-Month Term SOFR + 5.25%, 9.18% (D), 08/18/2028	256,352	242,654
		833,119
Machinery - 0.3%
CD&R Hydra Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 7.75% (D), 03/25/2031	243,172	243,780
TK Elevator Midco GmbH Term Loan B, 6-Month Term SOFR + 2.75%, 6.38% (D), 04/30/2030	212,976	214,751
Victory Buyer LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.66% (D), 02/14/2033	145,426	146,335
WEC U.S. Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.00%, 5.66% (D), 01/27/2031	210,578	210,958
		815,824
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 0.2%
Neptune Bidco U.S., Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.77% (D), 02/03/2033	$ 223,946	$ 219,153
Sunrise Financing Partnership Term Loan AAA, 6-Month Term SOFR + 2.47%, 6.10% (D), 02/15/2032	146,624	146,514
Virgin Media Bristol LLC Term Loan Y, 6-Month Term SOFR + 3.18%, 6.97% (D), 03/31/2031 (F)	146,000	136,145
		501,812
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc. Repriced Term Loan, 1-Month Term SOFR + 2.50%, 6.15% (D), 12/10/2030	177,013	176,847
KREF Holdings X LLC Term Loan, 1-Month Term SOFR + 2.50%, 6.17% (D), 03/05/2032	177,942	172,826
		349,673
Oil, Gas & Consumable Fuels - 0.2%
Crescent Midstream Operating LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.42% (D), 02/18/2033	194,990	195,965
M6 ETX Holdings II Midco LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (D), 04/01/2032 (F)	212,102	212,632
Traverse Midstream Partners LLC Term Loan B, TBD, 04/21/2033 (F)(L)	77,080	77,080
		485,677
Passenger Airlines - 0.3%
American Airlines, Inc.
1st Lien Term Loan B, 6-Month Term SOFR + 2.25%, 6.00% (D), 02/15/2028	156,768	154,171
Term Loan B, 3-Month Term SOFR + 2.75%, 6.43% (D), 05/28/2032	303,092	301,492

United Airlines, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 5.40% (D), 02/22/2031	207,524	207,654
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 2.75%, 6.45% (D), 02/14/2031 (F)	273,064	266,181
		929,498
Personal Care Products - 0.1%
Opal Bidco SAS Term Loan B4, 3-Month Term SOFR + 3.00%, 6.70% (D), 04/28/2032	190,846	191,562
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.65% (D), 08/01/2032	$ 145,537	$ 146,083
Covetrus, Inc. Term Loan, 3-Month Term SOFR + 5.00%, 8.70% (D), 10/13/2029	266,712	251,376
		397,459
Real Estate Management & Development - 0.1%
Cushman & Wakefield U.S. Borrower LLC Term Loan B3, 1-Month Term SOFR + 2.75%, 6.40% (D), 01/31/2030	100,219	100,637
Greystar Real Estate Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (D), 08/21/2030	99,497	99,497
		200,134
Software - 0.5%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (D), 02/15/2029	201,524	200,668
Boxer Parent Co., Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (D), 07/30/2031	158,765	146,138
Cloud Software Group, Inc.
Term Loan B, 3-Month Term SOFR + 3.25%, 6.95% (D), 03/21/2031	156,162	144,254
Term Loan B, 3-Month Term SOFR + 3.25%, 6.95% (D), 08/13/2032	70,141	64,692

Corel Corp. Term Loan, 3-Month Term SOFR + 5.00%, 8.77% (D), 07/02/2026	151,508	131,180
Electronic Arts, Inc. Term Loan B, TBD, 03/24/2033 (F)(L)	132,939	132,939
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.53% (D), 05/15/2028	247,401	124,422
Storable Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (D), 04/16/2031	142,419	137,197
UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.16% (D), 02/10/2031	168,102	162,072
VS Buyer LLC Term Loan B, 3-Month Term SOFR + 2.25%, 5.91% (D), 04/12/2031	103,353	101,674
		1,345,236
	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.2%
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 5.90% (D), 12/21/2028	$ 143,411	$ 143,680
Beach Acquisition Bidco LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.95% (D), 09/12/2032	159,806	160,455
Varsity Brands, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 2.75%, 6.45% (D), 08/26/2031	243,926	243,468
		547,603
Transportation Infrastructure - 0.2%
Forward Air Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.16% (D), 12/19/2030	210,117	208,606
Stonepeak Nile Parent LLC Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (D), 04/09/2032	164,241	164,561
Third Coast Infrastructure LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (D), 09/25/2030	283,256	284,318
		657,485
Total Loan Assignments (Cost $28,942,041)		28,217,635
ASSET-BACKED SECURITIES - 7.6%
AGL CLO 23 Ltd.
Series 2022-23A, Class D2R, 3-Month Term SOFR + 3.65%, 7.33% (D), 04/20/2038 (A)	2,000,000	1,918,052
Allegro CLO XV Ltd.
Series 2022-1A, Class D2R, 3-Month Term SOFR + 4.00%, 7.68% (D), 04/20/2038 (A)	2,000,000	1,955,880
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 5.00%, 8.66% (D), 04/22/2035 (A)	800,000	771,776
BlueMountain CLO XXXIII Ltd.
Series 2021-33A, Class D1R, 3-Month Term SOFR + 3.75%, 7.43% (D), 10/20/2038 (A)	915,000	923,123
Canyon Capital CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 4.00%, 7.67% (D), 04/15/2038 (A)	2,000,000	1,984,392
Dryden 87 CLO Ltd.
Series 2021-87A, Class D2R, 3-Month Term SOFR + 4.35%, 8.01% (D), 08/20/2038 (A)	1,000,000	1,001,087
Dryden 95 CLO Ltd.
Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 6.71% (D), 08/20/2034 (A)	2,125,000	2,108,780
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
LCM 41 Ltd.
Series 41A, Class D1R, 3-Month Term SOFR + 3.60%, 7.27% (D), 04/15/2036 (A)	$ 2,150,000	$ 2,094,951
Madison Park Funding XXXV Ltd.
Series 2019-35A, Class D2R2, 3-Month Term SOFR + 4.00%, 7.58% (D), 02/13/2039 (A)	1,250,000	1,224,299
Sculptor CLO XXX Ltd.
Series 30A, Class D2R, 3-Month Term SOFR + 4.60%, 8.28% (D), 07/20/2038 (A)	3,750,000	3,753,371
Sculptor CLO XXXVI Ltd.
Series 36A, Class D2, 3-Month Term SOFR + 4.15%, 7.82% (D), 01/30/2039 (A)	1,400,000	1,397,507
Sound Point CLO 35 Ltd.
Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 7.52% (D), 04/26/2038 (A)	2,300,000	2,194,892
Total Asset-Backed Securities (Cost $21,673,883)		21,328,110
FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
Argentina - 0.4%
Argentina Republic Government International Bonds
4.13% (I), 07/09/2035	1,300,000	968,500
Bahamas - 0.5%
Bahamas Government International Bonds
8.25%, 06/24/2036 (C)	1,300,000	1,446,172
Brazil - 1.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 15,000,000	2,759,203
Canada - 0.0% *
Province of British Columbia
4.20%, 07/06/2033	$ 61,000	59,967
Chile - 0.8%
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030 (C)	CLP 2,125,000,000	2,320,518
Colombia - 0.8%
Colombia TES
11.75%, 01/24/2035	COP 9,050,000,000	2,256,573
Cote d'Ivoire - 0.5%
Ivory Coast Government International Bonds
8.08%, 04/01/2036 (C)	$ 450,000	477,114
8.25%, 01/30/2037 (C)	900,000	963,903
		1,441,017
Hungary - 0.9%
Hungary Government Bonds
7.00%, 10/24/2035	HUF 720,000,000	2,484,650
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 1.0%
Mexico Bonos
8.00%, 02/21/2036	MXN 22,000,000	$ 1,158,821
8.50%, 05/31/2029	26,000,000	1,496,282

Mexico Government International Bonds
5.38%, 03/22/2033	$ 200,000	196,110
		2,851,213
Mongolia - 0.2%
City of Ulaanbaatar
7.75%, 08/21/2027 (C)	200,000	203,551

Development Bank of Mongolia LLC
8.50%, 07/03/2028 (C)	200,000	206,122
		409,673
Sri Lanka - 0.1%
Sri Lanka Government International Bonds
3.60% (I), 06/15/2035 - 02/15/2038 (A)	325,000	284,416
Supranational - 0.1%
Africa Finance Corp.
5.55%, 10/08/2029 (A)	200,000	202,330

Asian Development Bank
1.88%, 01/24/2030	89,000	82,565

Inter-American Development Bank
4.00%, 01/12/2028	85,000	85,110
		370,005
Total Foreign Government Obligations (Cost $17,158,968)		17,651,907
U.S. GOVERNMENT OBLIGATIONS - 2.8%
U.S. Treasury - 2.8%
U.S. Treasury Bonds
4.13%, 08/15/2044	4,500,000	4,045,781
U.S. Treasury Notes
3.75%, 04/15/2028 - 08/31/2031	693,000	690,482
3.88%, 07/31/2030 - 08/31/2032	755,000	747,626
4.00%, 07/31/2032 - 11/15/2035	753,000	742,657
4.25%, 08/15/2035	42,000	41,633
4.38%, 05/15/2034	1,021,000	1,027,341
4.50%, 05/31/2029	437,100	444,357
Total U.S. Government Obligations (Cost $8,146,786)		7,739,877

	Shares	Value
PREFERRED STOCKS - 1.4%
Automobiles - 0.2%
Ford Motor Co.,
6.20% (G)	20,778	439,247
Banks - 0.4%
Customers Bancorp, Inc.,
5.38% (M)	48,886	1,110,690
Financial Services - 0.0% *
Corebridge Financial, Inc.,
6.38%	872	20,884
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
PREFERRED STOCKS (continued)
Insurance - 0.7%
Aspen Insurance Holdings Ltd.,
7.00% (G)	49,896	$ 1,232,930
Brighthouse Financial, Inc.,
6.25%	44,102	755,467
		1,988,397
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.,
Series 19-A, 3-Month LIBOR + 4.01%, 8.86% (D)	10,513	274,705
Total Preferred Stocks (Cost $3,944,612)		3,833,923
COMMON STOCKS - 0.0% *
Energy Equipment & Services - 0.0%
Hi Crush Remainco (K)(M)(N)(O)(P)	78	0
Hotels, Restaurants & Leisure - 0.0% *
Aimbridge Acquisition Co., Inc. (K)	1,345	64,560
Total Common Stocks (Cost $91,405)		64,560
	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 4.3%
Money Market Funds - 4.3%
State Street Institutional U.S. Government Money Market Fund, 3.60% (Q)	12,227,168	$ 12,227,168
Total Short-Term Investment Companies (Cost $12,227,168)		12,227,168
OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (Q)	6,385,975	6,385,975
Total Other Investment Company (Cost $6,385,975)		6,385,975
Total Investments (Cost $284,417,003)		283,313,083
Net Other Assets (Liabilities) - (1.2)%		(3,459,066)
Net Assets - 100.0%		$ 279,854,017
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	222	06/18/2026	$25,318,768	$25,054,781	$—	$(263,987)
30-Year U.S. Treasury Bonds	81	06/18/2026	9,206,357	9,140,344	—	(66,013)
Total Futures Contracts					$—	$(330,000)
INVESTMENT VALUATION:

Valuation Inputs (R)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$149,140,553	$—	$149,140,553
U.S. Government Agency Obligations	—	36,723,375	—	36,723,375
Loan Assignments	—	28,217,635	—	28,217,635
Asset-Backed Securities	—	21,328,110	—	21,328,110
Foreign Government Obligations	—	17,651,907	—	17,651,907
U.S. Government Obligations	—	7,739,877	—	7,739,877
Preferred Stocks	2,723,233	1,110,690	—	3,833,923
Common Stocks	—	64,560	0	64,560
Short-Term Investment Companies	12,227,168	—	—	12,227,168
Other Investment Company	6,385,975	—	—	6,385,975
Total Investments	$21,336,376	$261,976,707	$0	$283,313,083
LIABILITIES
Other Financial Instruments
Futures Contracts (T)	$(330,000)	$—	$—	$(330,000)
Total Other Financial Instruments	$(330,000)	$—	$—	$(330,000)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $94,929,889, representing 33.9% of the
Fund's net assets.

(B)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the total value of the Regulation S securities is $24,779,042, representing
8.9% of the Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
All or a portion of the security is on loan. The total value of the securities on loan is $6,565,441, collateralized by cash collateral of $6,385,975 and non-cash collateral, such as U.S. government securities of $315,125. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(H)
Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2026, the total value of the securities is $640,080, representing 0.2% of the Fund's net assets.

(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2026; the maturity date disclosed is the ultimate maturity date.
(J)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2026, the value of this security is
$816, representing 0.0% of the Fund's net assets.

(K)	Non-income producing security.
(L)	All or a portion of the security represents an unsettled loan commitment at April 30, 2026 where the rate will be determined at time of settlement.
(M)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2026, the total value of the securities is $1,110,690, representing 0.4% of the Fund’s net assets.
(N)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At April 30, 2026, the total value of the securities is $0, representing less than 0.0% of the Fund’s net assets.

(O)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Hi Crush Remainco	10/08/2020 - 11/02/2021	$473,091	$0	0.0%

(P)	Security deemed worthless.
(Q)	Rate disclosed reflects the yield at April 30, 2026.
(R)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(S)	Level 3 security was not considered significant to the Fund.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
COP	Colombian Peso
HUF	Hungary Forint
MXN	Mexico Peso
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Co.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S) (continued):
TBD	To Be Determined
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $284,417,003) (including securities loaned of $6,565,441)	$283,313,083
Cash	434,335
Cash collateral pledged at broker for:
Futures contracts	958,322
Foreign currency, at value (cost $27,324)	28,046
Receivables and other assets:
Investments sold	1,412,650
When-issued, delayed-delivery, forward and TBA commitments sold	2,265,547
Net income from securities lending	4,571
Shares of beneficial interest sold	320,605
Interest	2,770,189
Variation margin receivable on futures contracts	65,013
Prepaid expenses	5,790
Total assets	291,578,151
Liabilities:
Cash collateral received upon return of:
Securities on loan	6,385,975
Payables and other liabilities:
Investments purchased	1,649,482
When-issued, delayed-delivery, forward and TBA commitments purchased	2,592,436
Dividends and/or distributions	294
Shares of beneficial interest redeemed	925,881
Investment management fees	76,472
Distribution and service fees	1,551
Transfer agent fees	15,064
Trustee and CCO fees	702
Audit and tax fees	28,686
Custody fees	29,931
Legal fees	3,840
Printing and shareholder reports fees	3,710
Other accrued expenses	9,637
Unrealized depreciation on unfunded commitments	473
Total liabilities	11,724,134
Net assets	$279,854,017
Net assets consist of:
Paid-in capital	$375,773,340
Total distributable earnings (accumulated losses)	(95,919,323)
Net assets	$279,854,017
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$7,228,312
Class I	159,721,320
Class I2	112,875,443
Class R6	28,942
Shares outstanding (unlimited shares, no par value):
Class A	828,219
Class I	18,346,962
Class I2	13,047,725
Class R6	3,341
Net asset value per share: (A)
Class A	$8.73
Class I	8.71
Class I2	8.65
Class R6	8.66
Maximum offering price per share: (B)
Class A	$9.17

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$128,275
Interest income	8,396,636
Net income from securities lending	25,718
Withholding taxes on foreign income	(7,796)
Total investment income	8,542,833
Expenses:
Investment management fees	742,049
Distribution and service fees:
Class A	7,718
Transfer agent fees:
Class A	3,274
Class I	80,922
Class I2	4,153
Trustee and CCO fees	5,635
Audit and tax fees	26,388
Custody fees	83,988
Legal fees	14,442
Printing and shareholder reports fees	23,302
Registration fees	36,244
Other	10,756
Total expenses before waiver and/or reimbursement and recapture	1,038,871
Expenses waived and/or reimbursed:
Class A	(2,549)
Class I	(128,361)
Class I2	(38,487)
Class R6	(7)
Recapture of previously waived and/or reimbursed fees:
Class A	174
Class I2	630
Class R6	3
Net expenses	870,274
Net investment income (loss)	7,672,559
Net realized gain (loss) on:
Investments	230,027
Futures contracts	186,942
Forward foreign currency contracts	51,172
Foreign currency transactions	(40,050)
Net realized gain (loss)	428,091
Net change in unrealized appreciation (depreciation) on:
Investments	(2,991,201)
Unfunded commitments	(629)
Futures contracts	(516,265)
Translation of assets and liabilities denominated in foreign currencies	4,761
Net change in unrealized appreciation (depreciation)	(3,503,334)
Net realized and change in unrealized gain (loss)	(3,075,243)
Net increase (decrease) in net assets resulting from operations	$4,597,316
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$7,672,559	$13,314,944
Net realized gain (loss)	428,091	(1,135,631)
Net change in unrealized appreciation (depreciation)	(3,503,334)	2,422,953
Net increase (decrease) in net assets resulting from operations	4,597,316	14,602,266
Dividends and/or distributions to shareholders:
Class A	(200,602)	(267,051)
Class I	(5,584,040)	(5,184,753)
Class I2	(4,070,860)	(6,288,563)
Class R6 (A)	(388)	(242)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(9,855,890)	(11,740,609)
Capital share transactions:
Proceeds from shares sold:
Class A	3,686,199	4,705,424
Class I	71,123,706	119,519,849
Class R6 (A)	18,359	10,000
	74,828,264	124,235,273
Dividends and/or distributions reinvested:
Class A	199,905	266,715
Class I	5,582,214	5,184,088
Class I2	4,070,860	6,288,563
Class R6 (A)	388	242
	9,853,367	11,739,608
Cost of shares redeemed:
Class A	(1,429,968)	(4,168,482)
Class I	(52,343,629)	(35,248,423)
	(53,773,597)	(39,416,905)
Net increase (decrease) in net assets resulting from capital share transactions	30,908,034	96,557,976
Net increase (decrease) in net assets	25,649,460	99,419,633
Net assets:
Beginning of period/year	254,204,557	154,784,924
End of period/year	$279,854,017	$254,204,557
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	417,826	536,539
Class I	8,073,175	13,668,779
Class R6 (A)	2,111	1,159
	8,493,112	14,206,477
Shares reinvested:
Class A	22,747	30,401
Class I	636,083	590,657
Class I2	466,521	721,534
Class R6 (A)	44	27
	1,125,395	1,342,619
Shares redeemed:
Class A	(162,540)	(473,945)
Class I	(5,970,494)	(4,013,238)
	(6,133,034)	(4,487,183)
Net increase (decrease) in shares outstanding:
Class A	278,033	92,995
Class I	2,738,764	10,246,198
Class I2	466,521	721,534
Class R6 (A)	2,155	1,186
	3,485,473	11,061,913

(A)	Commenced operations on June 2, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.88	$8.80	$8.48	$8.66	$10.27	$9.89
Investment operations:
Net investment income (loss) (A)	0.23	0.54	0.59	0.40	0.27	0.32
Net realized and unrealized gain (loss)	(0.09)	0.03	0.36	(0.18)	(1.10)	0.38
Total investment operations	0.14	0.57	0.95	0.22	(0.83)	0.70
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.49)	(0.54)	(0.36)	(0.18)	(0.32)
Net realized gains	—	—	—	—	(0.47)	—
Return of capital	—	—	(0.09)	(0.04)	(0.13)	—
Total dividends and/or distributions to shareholders	(0.29)	(0.49)	(0.63)	(0.40)	(0.78)	(0.32)
Net asset value, end of period/year	$8.73	$8.88	$8.80	$8.48	$8.66	$10.27
Total return (D)	1.60%(E)	6.69%	11.34%	2.46%	(8.84)%(C)	7.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,228	$4,886	$4,022	$1,486	$1,329	$442
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.05%(G)	1.08%	1.13%	1.03%	1.04%	1.08%
Including waiver and/or reimbursement and recapture	0.97%(G)	0.99%	1.11%(H)	1.02%	1.04%(I)	1.05%
Net investment income (loss) to average net assets	5.31%(G)	6.17%	6.68%	4.53%	2.94%	3.07%
Portfolio turnover rate (J)	37%(E)	65%	126%	136%	8%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Includes interest expense outside the operating expense limit.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 37% (not annualized), 65%, 223%, 204%, 8% and 70%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.87	$8.79	$8.47	$8.64	$10.28	$9.89
Investment operations:
Net investment income (loss) (A)	0.24	0.59	0.60	0.42	0.29	0.34
Net realized and unrealized gain (loss)	(0.08)	0.01	0.37	(0.18)	(1.11)	0.39
Total investment operations	0.16	0.60	0.97	0.24	(0.82)	0.73
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.52)	(0.55)	(0.37)	(0.21)	(0.34)
Net realized gains	—	—	—	—	(0.47)	—
Return of capital	—	—	(0.10)	(0.04)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.32)	(0.52)	(0.65)	(0.41)	(0.82)	(0.34)
Net asset value, end of period/year	$8.71	$8.87	$8.79	$8.47	$8.64	$10.28
Total return	1.77%(D)	7.01%	11.62%	2.91%	(8.65)%(C)	7.46%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$159,721	$138,384	$47,119	$37,166	$58,753	$46,222
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.80%(F)	0.86%	0.90%	0.81%	0.80%	0.79%
Including waiver and/or reimbursement and recapture	0.63%(F)(G)	0.67%(G)	0.87%(H)	0.81%(I)	0.80%(I)	0.78%
Net investment income (loss) to average net assets	5.63%(F)	6.78%	6.77%	4.77%	3.13%	3.28%
Portfolio turnover rate (J)	37%(D)	65%	126%	136%	8%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.10% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(H)	Includes interest expense outside the operating expense limit.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 37% (not annualized), 65%, 223%, 204%, 8% and 70%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.82	$8.74	$8.43	$8.60	$10.25	$9.87
Investment operations:
Net investment income (loss) (A)	0.24	0.57	0.59	0.43	0.30	0.35
Net realized and unrealized gain (loss)	(0.09)	0.03	0.37	(0.18)	(1.12)	0.38
Total investment operations	0.15	0.60	0.96	0.25	(0.82)	0.73
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.52)	(0.55)	(0.38)	(0.21)	(0.35)
Net realized gains	—	—	—	—	(0.47)	—
Return of capital	—	—	(0.10)	(0.04)	(0.15)	—
Total dividends and/or distributions to shareholders	(0.32)	(0.52)	(0.65)	(0.42)	(0.83)	(0.35)
Net asset value, end of period/year	$8.65	$8.82	$8.74	$8.43	$8.60	$10.25
Total return	1.71%(B)	7.05%	11.61%	3.01%	(8.69)%	7.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$112,876	$110,925	$103,644	$585,656	$654,792	$1,196,450
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.70%(D)	0.76%	0.79%	0.71%	0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.63%(D)	0.67%	0.76%(E)	0.71%(F)	0.70%	0.69%
Net investment income (loss) to average net assets	5.64%(D)	6.57%	6.71%	4.94%	3.21%	3.42%
Portfolio turnover rate (G)	37%(B)	65%	126%	136%	8%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Includes interest expense outside the operating expense limit.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 37% (not annualized), 65%, 223%, 204%, 8% and 70%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025 (A)
Net asset value, beginning of period/year	$8.83	$8.63
Investment operations:
Net investment income (loss) (B)	0.25	0.27
Net realized and unrealized gain (loss)	(0.11)	0.14
Total investment operations	0.14	0.41
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.21)
Net asset value, end of period/year	$8.66	$8.83
Total return (C)	1.64%	4.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture (E)	0.70%	0.73%
Including waiver and/or reimbursement and recapture (E)	0.63%	0.63%
Net investment income (loss) to average net assets (E)	5.71%	7.36%
Portfolio turnover rate	37%(C)	65%

(A)	Commenced operations on June 2, 2025.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Strategic Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statement of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statement of Operations.
	Principal Commitment	Unrealized Appreciation (Depreciation)
Azuria Water Solutions, Inc., Delayed Draw Term Loan	$18,305	$(27)
Trio Bidco, Inc., Delayed Draw Term Loan	17,834	(446)
Total	$36,139	$(473)
Open funded loan participations and assignments at April 30, 2026, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$6,327,994	$—	$—	$—	$6,327,994
Preferred Stocks	57,981	—	—	—	57,981
Total Securities Lending Transactions	$6,385,975	$—	$—	$—	$6,385,975
Total Borrowings	$6,385,975	$—	$—	$—	$6,385,975
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Open forward foreign currency contracts at April 30, 2026, are listed within the Schedule of Investments. Unrealized appreciation (depreciation), as applicable, is shown in Unrealized appreciation or depreciation on forward foreign currency contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(330,000)	$—	$—	$—	$—	$(330,000)
Total	$(330,000)	$—	$—	$—	$—	$(330,000)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$186,942	$—	$—	$—	$—	$186,942
Forward foreign currency contracts	—	51,172	—	—	—	51,172
Total	$186,942	$51,172	$—	$—	$—	$238,114

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(516,265)	$—	$—	$—	$—	$(516,265)
Total	$(516,265)	$—	$—	$—	$—	$(516,265)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Futures contracts:
Average notional value of contracts — long	$19,768,418
Forward foreign currency exchange contracts:
Average contract amounts sold — in USD	1,080,780
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Privately placed and other restricted securities risk: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$112,641,242	40.25%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.544%
Over $500 million up to $2 billion	0.534
Over $2 billion	0.530
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.97%	March 1, 2027
Class I	0.73	March 1, 2027
Class I2, Class R6	0.63	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$—	$—	$3,924	$2,549	$6,473
Class I	—	7,015	93,358	50,421	150,794
Class I2	—	51,088	104,905	38,487	194,480
Class R6	—	—	1	7	8

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$11,509	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM contractually agreed to reimburse 0.10% of the transfer agency fee on the Class I shares through March 1, 2026.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$87,275	$14,812
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$112,520,961	$14,846,990	$76,137,354	$20,038,451
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$284,417,003	$3,891,166	$(5,325,086)	$(1,433,920)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Strategic Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
APPROVAL OF SUB-ADVISORY AGREEMENT
In December 2024, MetLife Investment Management, Inc. announced that it had agreed to enter into a transaction with PineBridge Investments, L.P., the parent company of PineBridge Investments, LLC (“PineBridge” or the “Sub-Adviser”), for the acquisition of 100% of the ownership interests in PineBridge (the “Transaction”). The Transaction, upon its closing, constituted an “assignment,” within the meaning of the Investment Company Act of 1940, as amended, of the investment sub-advisory agreement for Transamerica Inflation Opportunities, Transamerica Large Core ESG, Transamerica Large Value Opportunities and Transamerica Strategic Income (each a “Fund” and collectively, the “Funds”) between Transamerica Asset Management, Inc. (“TAM”) and PineBridge (the “Prior PineBridge Sub-Advisory Agreement”), resulting in its automatic termination.
In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”), at a meeting held on August 6-7, 2025, considered the retention of PineBridge as sub-adviser to the Funds and the approval of a new sub-advisory agreement for the Funds between TAM and PineBridge (the “New PineBridge Sub-Advisory Agreement”) to take effect upon the closing of the Transaction.
Following its review and consideration, the Board determined that the terms of the New PineBridge Sub-Advisory Agreement were reasonable and that the approval of the New PineBridge Sub-Advisory Agreement was in the best interests of each Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New PineBridge Sub-Advisory Agreement for an initial two-year term to take effect upon the closing of the Transaction.
The Board reviewed and considered whether the terms of the New PineBridge Sub-Advisory Agreement were reasonable and in the best interests of each Fund and its shareholders. To assist the Board in its consideration of the New PineBridge Sub-Advisory Agreement, the Board had requested and received from TAM and PineBridge certain materials and information in advance of the meeting. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards, and certain other considerations relevant to the Independent Board Members’ deliberations.
Among other matters, the Board considered:
 (a) that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to each Fund and its shareholders, including compliance services;
 (b) that PineBridge does not anticipate any restructuring of PineBridge’s management and operations following the Transaction, and that PineBridge will continue to have investment and operational autonomy;
 (c) that PineBridge will continue to have the capabilities, resources, and personnel necessary to provide services to the Funds based on an assessment of PineBridge, its investment personnel, and the services PineBridge currently provides to the Funds; and
 (d) that the New PineBridge Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to PineBridge.
In considering the New PineBridge Sub-Advisory Agreement, the Board also relied, as to PineBridge’s services, fees, profitability, and fallout benefits, on its prior deliberations in approving the renewal of the Prior PineBridge Sub-Advisory Agreement at the Board meeting held on June 11-12, 2025, as supplemented by the new information concerning the Transaction.
In their deliberations, the Board evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of its own business judgment. The Board based its decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New PineBridge Sub-Advisory Agreement is in the best interests of each Fund and its shareholders and unanimously approved the New PineBridge Sub-Advisory Agreement to take effect upon the closing of the Transaction.
Transamerica Funds
Semi-Annual Financial Statements 2026

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA STRAT INC 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Sustainable Equity Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Banks - 8.5%
Bank of America Corp.	136,583	$ 7,301,727
Citizens Financial Group, Inc.	98,431	6,402,937
U.S. Bancorp	69,625	3,944,952
		17,649,616
Biotechnology - 3.7%
Gilead Sciences, Inc.	58,233	7,619,206
Capital Markets - 7.6%
CME Group, Inc.	25,561	7,356,967
Morgan Stanley	44,668	8,513,274
		15,870,241
Chemicals - 2.9%
Linde PLC	11,814	5,920,468
Commercial Services & Supplies - 1.8%
Republic Services, Inc.	17,615	3,685,410
Communications Equipment - 3.9%
Cisco Systems, Inc.	89,626	8,200,779
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	3,656	3,709,122
Containers & Packaging - 1.5%
Packaging Corp. of America	14,228	3,036,967
Electrical Equipment - 2.5%
Schneider Electric SE, ADR (A)	82,663	5,213,555
Health Care Equipment & Supplies - 3.2%
Medtronic PLC	42,258	3,421,630
Stryker Corp.	10,102	3,183,443
		6,605,073
Health Care Providers & Services - 1.8%
Quest Diagnostics, Inc.	19,428	3,772,918
Household Durables - 1.2%
D.R. Horton, Inc.	16,501	2,538,844
Household Products - 4.4%
Colgate-Palmolive Co.	68,828	5,875,158
Kimberly-Clark Corp.	32,414	3,190,510
		9,065,668
Industrial REITs - 1.4%
Prologis, Inc.	20,065	2,849,631
Insurance - 4.7%
Cincinnati Financial Corp.	32,330	5,289,188
MetLife, Inc.	57,118	4,575,152
		9,864,340
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A	26,203	10,082,914
Life Sciences Tools & Services - 1.0%
Danaher Corp.	11,583	2,072,778
	Shares	Value
COMMON STOCKS (continued)
Machinery - 5.3%
Donaldson Co., Inc.	29,872	$ 2,633,814
IDEX Corp.	22,580	4,919,053
Xylem, Inc.	29,729	3,512,779
		11,065,646
Metals & Mining - 3.6%
Steel Dynamics, Inc.	32,888	7,520,170
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	58,165	3,524,217
Merck & Co., Inc.	42,997	4,694,413
		8,218,630
Semiconductors & Semiconductor Equipment - 12.9%
Broadcom, Inc.	13,938	5,818,139
KLA Corp.	2,220	3,885,777
Micron Technology, Inc.	11,662	6,031,120
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,014	7,134,625
Texas Instruments, Inc.	14,184	3,986,839
		26,856,500
Software - 2.0%
Microsoft Corp.	10,327	4,211,144
Specialized REITs - 2.8%
American Tower Corp.	14,566	2,661,354
Digital Realty Trust, Inc.	15,673	3,149,332
		5,810,686
Specialty Retail - 4.2%
Home Depot, Inc.	14,045	4,617,996
TJX Cos., Inc.	26,565	4,164,064
		8,782,060
Trading Companies & Distributors - 6.5%
United Rentals, Inc.	4,582	4,397,987
Watsco, Inc.	6,037	2,643,240
WESCO International, Inc.	18,736	6,541,112
		13,582,339
Water Utilities - 1.1%
Essential Utilities, Inc.	58,090	2,219,038
Total Common Stocks (Cost $145,628,616)		206,023,743
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (B)	445,050	445,050
Total Other Investment Company (Cost $445,050)		445,050
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp.,
1.35% (B), dated 04/30/2026, to be
repurchased at $1,736,555 on 05/01/2026.
Collateralized by a U.S. Government
Obligation, 4.63%, due 06/15/2027, and
with a value of $1,771,328.
$ 1,736,490	$ 1,736,490
Total Repurchase Agreement (Cost $1,736,490)	1,736,490
Total Investments (Cost $147,810,156)	208,205,283
Net Other Assets (Liabilities) - (0.3)%	(536,554)
Net Assets - 100.0%	$ 207,668,729
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$206,023,743	$—	$—	$206,023,743
Other Investment Company	445,050	—	—	445,050
Repurchase Agreement	—	1,736,490	—	1,736,490
Total Investments	$206,468,793	$1,736,490	$—	$208,205,283
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $782,068, collateralized by cash collateral of $445,050 and non-cash collateral, such as U.S. government securities of $354,750. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at April 30, 2026.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $146,073,666) (including securities loaned of $782,068)	$206,468,793
Repurchase agreement, at value (cost $1,736,490)	1,736,490
Receivables and other assets:
Net income from securities lending	762
Shares of beneficial interest sold	804
Dividends	163,069
Interest	65
Prepaid expenses	22,212
Total assets	208,392,195
Liabilities:
Cash collateral received upon return of:
Securities on loan	445,050
Payables and other liabilities:
Shares of beneficial interest redeemed	120,610
Investment management fees	108,940
Distribution and service fees	15,161
Transfer agent fees	4,092
Trustee and CCO fees	720
Audit and tax fees	12,818
Custody fees	2,892
Legal fees	1,245
Printing and shareholder reports fees	2,604
Other accrued expenses	9,334
Total liabilities	723,466
Net assets	$207,668,729
Net assets consist of:
Paid-in capital	$139,214,533
Total distributable earnings (accumulated losses)	68,454,196
Net assets	$207,668,729
Net assets by class:
Class A	$73,255,014
Class C	771,774
Class I	1,860,022
Class I2	129,726,598
Class R6	2,055,321
Shares outstanding (unlimited shares, no par value):
Class A	7,689,159
Class C	81,447
Class I	194,507
Class I2	13,625,642
Class R6	216,029
Net asset value per share: (A)
Class A	$9.53
Class C	9.48
Class I	9.56
Class I2	9.52
Class R6	9.51
Maximum offering price per share: (B)
Class A	$10.08

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$2,170,465
Interest income	11,829
Net income from securities lending	3,020
Withholding taxes on foreign income	(7,502)
Total investment income	2,177,812
Expenses:
Investment management fees	654,786
Distribution and service fees:
Class A	89,163
Class C	3,598
Transfer agent fees:
Class A	19,092
Class C	741
Class I	885
Class I2	4,571
Class R6	71
Trustee and CCO fees	4,257
Audit and tax fees	13,205
Custody fees	6,138
Legal fees	6,107
Printing and shareholder reports fees	3,648
Registration fees	39,730
Other	13,806
Total expenses before waiver and/or reimbursement and recapture	859,798
Expenses waived and/or reimbursed:
Class C	(205)
Class I	(766)
Recapture of previously waived and/or reimbursed fees:
Class C	1
Net expenses	858,828
Net investment income (loss)	1,318,984
Net realized gain (loss) on:
Investments	7,896,583
Net change in unrealized appreciation (depreciation) on:
Investments	14,444,769
Net realized and change in unrealized gain (loss)	22,341,352
Net increase (decrease) in net assets resulting from operations	$23,660,336
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$1,318,984	$2,729,642
Net realized gain (loss)	7,896,583	(265,273)
Net change in unrealized appreciation (depreciation)	14,444,769	12,017,271
Net increase (decrease) in net assets resulting from operations	23,660,336	14,481,640
Dividends and/or distributions to shareholders:
Class A	(324,939)	(5,958,505)
Class C	(417)	(74,305)
Class I	(9,357)	(132,218)
Class I2	(736,620)	(9,406,445)
Class R6	(11,455)	(133,475)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,082,788)	(15,704,948)
Capital share transactions:
Proceeds from shares sold:
Class A	1,975,201	31,833,806
Class C	73,719	112,811
Class I	66,258	321,046
Class I2	240,857	5,433,924
Class R6	123,258	246,441
	2,479,293	37,948,028
Dividends and/or distributions reinvested:
Class A	324,622	5,957,864
Class C	417	69,653
Class I	9,357	132,218
Class I2	736,620	9,406,445
Class R6	11,455	133,475
	1,082,471	15,699,655
Cost of shares redeemed:
Class A	(8,843,345)	(21,625,490)
Class C	(89,969)	(167,008)
Class I	(67,774)	(383,395)
Class I2	(3,749,259)	(8,583,305)
Class R6	(94,126)	(161,276)
	(12,844,473)	(30,920,474)
Automatic conversions:
Class A	94,035	423,013
Class C	(94,035)	(423,013)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(9,282,709)	22,727,209
Net increase (decrease) in net assets	13,294,839	21,503,901
Net assets:
Beginning of period/year	194,373,890	172,869,989
End of period/year	$207,668,729	$194,373,890
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	220,436	3,730,608
Class C	8,291	13,472
Class I	7,543	39,352
Class I2	26,562	668,918
Class R6	13,776	29,817
	276,608	4,482,167
Shares reinvested:
Class A	37,634	742,431
Class C	49	8,744
Class I	1,081	16,438
Class I2	85,450	1,172,586
Class R6	1,330	16,655
	125,544	1,956,854
Shares redeemed:
Class A	(989,579)	(2,588,434)
Class C	(10,229)	(19,988)
Class I	(7,630)	(45,584)
Class I2	(421,723)	(1,074,139)
Class R6	(10,556)	(19,815)
	(1,439,717)	(3,747,960)
Automatic conversions:
Class A	11,041	50,763
Class C	(11,107)	(51,089)
	(66)	(326)
Net increase (decrease) in shares outstanding:
Class A	(720,468)	1,935,368
Class C	(12,996)	(48,861)
Class I	994	10,206
Class I2	(309,711)	767,365
Class R6	4,550	26,657
	(1,037,631)	2,690,735
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.51	$8.58	$6.63	$6.86	$9.53	$6.86
Investment operations:
Net investment income (loss) (A)	0.05	0.10	0.11	0.12	0.11	0.13
Net realized and unrealized gain (loss)	1.01	0.52	1.97	(0.25)	(1.31)	2.66
Total investment operations	1.06	0.62	2.08	(0.13)	(1.20)	2.79
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.11)	(0.13)	(0.10)	(0.12)	(0.12)
Net realized gains	—	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.04)	(0.69)	(0.13)	(0.10)	(1.47)	(0.12)
Net asset value, end of period/year	$9.53	$8.51	$8.58	$6.63	$6.86	$9.53
Total return (E)	12.51%(F)	7.75%	31.49%(C)	(1.91)%	(14.38)%(D)	40.92%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$73,255	$71,582	$55,561	$52,013	$59,568	$81,027
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05%(G)	1.07%	1.05%	1.03%	1.01%	1.02%
Including waiver and/or reimbursement and recapture	1.05%(G)	1.07%(H)	1.05%	1.03%(H)	1.01%(H)	1.02%
Net investment income (loss) to average net assets	1.15%(G)	1.26%	1.42%	1.74%	1.50%	1.46%
Portfolio turnover rate	13%(F)	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.47	$8.53	$6.59	$6.81	$9.48	$6.83
Investment operations:
Net investment income (loss) (A)	0.01	0.03	0.04	0.06	0.05	0.06
Net realized and unrealized gain (loss)	1.01	0.52	1.96	(0.24)	(1.32)	2.64
Total investment operations	1.02	0.55	2.00	(0.18)	(1.27)	2.70
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.03)	(0.06)	(0.04)	(0.06)	(0.05)
Net realized gains	—	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.01)	(0.61)	(0.06)	(0.04)	(1.40)	(0.05)
Net asset value, end of period/year	$9.48	$8.47	$8.53	$6.59	$6.81	$9.48
Total return (D)	11.99%(E)	6.88%	30.43%	(2.69)%	(15.26)%(C)	39.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$772	$800	$1,222	$1,130	$1,579	$2,271
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.96%(F)	1.94%	1.94%	1.94%	1.91%	1.91%
Including waiver and/or reimbursement and recapture	1.90%(F)	1.90%	1.90%	1.90%	1.90%	1.89%
Net investment income (loss) to average net assets	0.31%(F)	0.41%	0.56%	0.88%	0.62%	0.68%
Portfolio turnover rate	13%(E)	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.54	$8.60	$6.63	$6.86	$9.54	$6.86
Investment operations:
Net investment income (loss) (A)	0.06	0.13	0.13	0.14	0.14	0.15
Net realized and unrealized gain (loss)	1.01	0.51	1.98	(0.25)	(1.33)	2.66
Total investment operations	1.07	0.64	2.11	(0.11)	(1.19)	2.81
Contributions from affiliate	—	—	—	—	0.03 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.12)	(0.14)	(0.12)	(0.17)	(0.13)
Net realized gains	—	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.05)	(0.70)	(0.14)	(0.12)	(1.52)	(0.13)
Net asset value, end of period/year	$9.56	$8.54	$8.60	$6.63	$6.86	$9.54
Total return	12.58%(C)	8.06%	32.04%	(1.73)%	(13.84)%(B)	41.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,860	$1,652	$1,576	$1,461	$2,632	$4,463
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(D)	0.87%	0.86%	0.84%	0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.77%(D)(E)	0.78%(E)	0.77%(E)	0.75%(E)	0.74%(E)(F)	0.77%(F)
Net investment income (loss) to average net assets	1.44%(D)	1.54%	1.70%	2.02%	1.84%	1.75%
Portfolio turnover rate	13%(C)	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.42%.

(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.51	$8.58	$6.62	$6.85	$9.53	$6.86
Investment operations:
Net investment income (loss) (A)	0.06	0.13	0.14	0.14	0.14	0.17
Net realized and unrealized gain (loss)	1.00	0.51	1.97	(0.25)	(1.33)	2.64
Total investment operations	1.06	0.64	2.11	(0.11)	(1.19)	2.81
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.13)	(0.15)	(0.12)	(0.14)	(0.14)
Net realized gains	—	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.05)	(0.71)	(0.15)	(0.12)	(1.49)	(0.14)
Net asset value, end of period/year	$9.52	$8.51	$8.58	$6.62	$6.85	$9.53
Total return	12.56%(B)	8.06%	32.06%	(1.63)%	(14.23)%	41.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$129,727	$118,542	$112,926	$187,388	$217,081	$253,200
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.77%	0.76%	0.74%	0.73%	0.74%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.77%(D)	0.76%	0.74%	0.73%	0.74%
Net investment income (loss) to average net assets	1.45%(C)	1.55%	1.77%	2.03%	1.80%	1.97%
Portfolio turnover rate	13%(B)	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.50	$8.57	$6.62	$6.85	$9.53	$6.86
Investment operations:
Net investment income (loss) (A)	0.06	0.13	0.13	0.14	0.14	0.16
Net realized and unrealized gain (loss)	1.00	0.51	1.97	(0.25)	(1.33)	2.65
Total investment operations	1.06	0.64	2.10	(0.11)	(1.19)	2.81
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.13)	(0.15)	(0.12)	(0.14)	(0.14)
Net realized gains	—	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.05)	(0.71)	(0.15)	(0.12)	(1.49)	(0.14)
Net asset value, end of period/year	$9.51	$8.50	$8.57	$6.62	$6.85	$9.53
Total return	12.58%(B)	8.07%	31.91%	(1.62)%	(14.23)%	41.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,055	$1,798	$1,584	$1,661	$1,602	$3,364
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.77%	0.77%	0.74%	0.73%	0.74%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.77%(D)	0.77%	0.74%	0.73%	0.74%
Net investment income (loss) to average net assets	1.45%(C)	1.55%	1.71%	2.02%	1.80%	1.93%
Portfolio turnover rate	13%(B)	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Sustainable Equity Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$445,050	$—	$—	$—	$445,050
Total Borrowings	$445,050	$—	$—	$—	$445,050
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will not decrease. The Fund’s emphasis on dividend paying stocks could cause the Fund’s share price and total return to fluctuate more than, or cause the Fund to underperform, similar Funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its sustainability strategy.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon Ltd. AAM UK provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund’s distributor/principal underwriter. TAM, AAM UK, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AAM UK, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$146,759,491	70.67%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.07%	March 1, 2027
Class C	1.90	March 1, 2027
Class I	0.88	March 1, 2027
Class I2, Class R6	0.78	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class C	$305	$707	$476	$205	$1,693

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$672	$5
Class C	—	210
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2027.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$24,771	$3,858
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$25,082,647	$—	$33,117,964	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2026, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$147,810,156	$66,663,362	$(6,268,235)	$60,395,127
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Sustainable Equity Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA SUS EQTY INC 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica UltraShort Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 38.2%
Aerospace & Defense - 0.7%
Boeing Co.
2.25%, 06/15/2026	$ 50,000	$ 49,840
2.70%, 02/01/2027	169,000	167,027
		216,867
Automobiles - 1.3%
General Motors Financial Co., Inc.
4.35%, 01/17/2027	247,000	246,777
Hyundai Capital America
5.25%, 01/08/2027 (A)	164,000	164,950
		411,727
Banks - 12.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	200,000	201,662
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (B), 09/15/2027	619,000	622,219
Bank of New York Mellon Corp.
2.05%, 01/26/2027	168,000	165,737
Citibank NA
4.58%, 05/29/2027	408,000	410,135
Cooperatieve Rabobank UA
3.75%, 07/21/2026	382,000	381,301
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	412,000	410,654
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	273,000	270,001
Fixed until 07/22/2027, 4.98% (B), 07/22/2028	216,000	217,456
Morgan Stanley
3.95%, 04/23/2027	411,000	409,960
PNC Financial Services Group, Inc.
Fixed until 07/23/2026, 5.10% (B), 07/23/2027	46,000	46,066
Royal Bank of Canada
4.88%, 01/19/2027	257,000	258,450
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	56,000	56,084
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (B), 06/17/2027	63,000	62,914
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	332,000	329,170
		3,841,809
Capital Markets - 0.7%
Ares Capital Corp.
7.00%, 01/15/2027	113,000	114,486
Blackstone Secured Lending Fund
2.13%, 02/15/2027	120,000	117,157
		231,643
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.5%
EIDP, Inc.
4.50%, 05/15/2026	$ 141,000	$ 141,014
Commercial Services & Supplies - 1.2%
Element Fleet Management Corp.
5.64%, 03/13/2027 (C)	164,000	165,613
6.27%, 06/26/2026 (C)	37,000	37,048
Veralto Corp.
5.50%, 09/18/2026	187,000	187,605
		390,266
Communications Equipment - 1.7%
AT&T, Inc.
4.25%, 03/01/2027	200,000	199,990
Rogers Communications, Inc.
3.20%, 03/15/2027	156,000	154,415
Verizon Communications, Inc.
4.13%, 03/16/2027	192,000	192,017
		546,422
Electric Utilities - 3.5%
Ameren Corp.
1.95%, 03/15/2027	255,000	249,958
DTE Energy Co.
4.95%, 07/01/2027	245,000	246,512
Duke Energy Corp.
4.85%, 01/05/2027	262,000	263,210
Eversource Energy
5.00%, 01/01/2027	163,000	163,466
Xcel Energy, Inc.
1.75%, 03/15/2027	170,000	166,429
		1,089,575
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies, Inc.
4.60%, 04/06/2027	46,000	46,084
Financial Services - 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	355,000	361,520
Ally Financial, Inc.
4.75%, 06/09/2027	32,000	32,084
Aviation Capital Group LLC
1.95%, 09/20/2026 (C)	272,000	269,482
Brookfield Finance, Inc.
4.25%, 06/02/2026	57,000	56,976
Capital One Financial Corp.
3.75%, 07/28/2026	332,000	331,607
LPL Holdings, Inc.
5.70%, 05/20/2027	242,000	244,571
Sumisho Air Lease Corp.
5.30%, 06/25/2026	246,000	246,302
		1,542,542
Food Products - 1.8%
Altria Group, Inc.
2.63%, 09/16/2026	144,000	143,273
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mars, Inc.
4.45%, 03/01/2027 (C)	$ 248,000	$ 248,879
Philip Morris International, Inc.
4.75%, 02/12/2027	172,000	172,966
		565,118
Health Care Providers & Services - 0.8%
Elevance Health, Inc.
4.50%, 10/30/2026	235,000	235,433
HCA, Inc.
5.25%, 06/15/2026	15,000	15,012
		250,445
Health Care REITs - 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	47,000	46,855
Ventas Realty LP
3.25%, 10/15/2026	126,000	125,397
		172,252
Hotels, Restaurants & Leisure - 0.7%
Hyatt Hotels Corp.
5.75%, 01/30/2027	203,000	204,784
Insurance - 0.6%
Athene Global Funding
5.62%, 05/08/2026 (C)	37,000	37,009
GA Global Funding Trust
2.25%, 01/06/2027 (C)	168,000	165,583
		202,592
Machinery - 0.8%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	244,000	244,566
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	163,000	163,703
Enbridge, Inc.
5.90%, 11/15/2026	267,000	269,164
Energy Transfer LP
6.05%, 12/01/2026	172,000	173,616
ONEOK, Inc.
5.55%, 11/01/2026	232,000	233,196
		839,679
Pharmaceuticals - 0.6%
CVS Health Corp.
3.00%, 08/15/2026	179,000	178,325
Software - 1.7%
Fiserv, Inc.
3.20%, 07/01/2026	123,000	122,771
5.15%, 03/15/2027	152,000	152,817
Oracle Corp.
2.80%, 04/01/2027	262,000	258,002
		533,590
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 1.0%
CSX Corp.
2.60%, 11/01/2026	$ 113,000	$ 112,163
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (C)	196,000	197,226
		309,389
Total Corporate Debt Securities (Cost $11,960,440)		11,958,689
ASSET-BACKED SECURITIES - 28.7%
ACM Auto Trust
Series 2025-2A, Class A, 5.55%, 06/20/2028 (C)	108,860	109,037
American Credit Acceptance Receivables Trust
Series 2026-2, Class A, 4.32%, 05/08/2030 (C)	600,000	599,931
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A, 5.44%, 02/22/2028 (C)	515,000	518,746
Series 2023-5A, Class A, 5.78%, 04/20/2028 (C)	535,000	540,910
Series 2023-7A, Class B, 6.44%, 08/21/2028 (C)	250,000	254,715
Avtech Equipment Receivables Funding LLC
Series 2026-1A, Class A, 4.55%, 02/15/2033 (C)	410,146	409,469
BA Credit Card Trust
Series 2023-A2, Class A2, 4.98%, 11/15/2028	500,000	502,773
BHG Securitization Trust
Series 2023-B, Class B, 7.45%, 12/17/2036 (C)	267,141	277,930
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (C)	438,987	429,447
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	446,000	443,675
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 4.80% (B), 08/15/2031 (C)	62,396	62,428
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	604,000	607,584
Ford Credit Auto Owner Trust
Series 2022-1, Class A, 3.88%, 11/15/2034 (C)	500,000	498,881
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (C)	500,000	494,869
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1, Class A3, 4.98%, 01/18/2028 (C)	418,081	420,171
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (C)	$ 520,000	$ 513,909
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 02/25/2039 (C)	190,371	187,919
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	226,067	229,311
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2, 5.12%, 03/15/2029 (C)	300,000	302,449
Santander Drive Auto Receivables Trust
Series 2023-2, Class C, 5.47%, 12/16/2030	397,000	401,057
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (C)	102,113	102,328
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (C)	500,000	500,578
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 4.90% (B), 04/16/2031 (C)	5,471	5,473
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.57% (B), 01/15/2034 (C)	84,944	84,985
Toyota Auto Loan Extended Note Trust
Series 2022-1A, Class A, 3.82%, 04/25/2035 (C)	500,000	498,781
Total Asset-Backed Securities (Cost $8,985,528)		8,997,356
COMMERCIAL PAPER - 32.4%
Automobiles - 1.6%
VW Credit, Inc.
3.97% (D), 06/15/2026 (C)	500,000	497,349
Banks - 7.2%
Australia & New Zealand Banking Group Ltd.
3.91% (D), 08/20/2026 (C)	400,000	395,278
HSBC USA, Inc.
3.95% (D), 08/26/2026 (C)	300,000	296,117
3.97% (D), 12/04/2026 (C)	500,000	487,972
Macquarie Bank Ltd.
4.09% (D), 11/02/2026 (C)	500,000	489,945
National Bank of Canada
3.79% (D), 11/13/2026 (C)	600,000	587,373
		2,256,685
Capital Markets - 0.8%
Ridgefield Funding Co. LLC
4.06% (D), 05/15/2026 (C)	250,000	249,613
Chemicals - 1.6%
BASF SE
4.05% (D), 06/29/2026 (C)	500,000	496,617
	Principal	Value
COMMERCIAL PAPER (continued)
Electric Utilities - 1.3%
Entergy Corp.
3.91% (D), 05/21/2026 (C)	$ 400,000	$ 399,058
Financial Services - 11.3%
Bedford Row Funding Corp.
3.86% (D), 10/05/2026 (C)	500,000	491,525
CRC Funding LLC
3.77% (D), 06/11/2026 (C)	300,000	298,666
Fairway Finance Co. LLC
4.03% (D), 09/02/2026 (C)	500,000	493,275
Liberty Street Funding LLC
3.98% (D), 10/20/2026 (C)	600,000	588,825
Mackinac Funding Co. LLC
4.03% (D), 10/22/2026 (C)	250,000	245,289
4.07% (D), 05/18/2026 (C)	250,000	249,531
Mainbeach Funding LLC
3.86% (D), 08/17/2026 (C)	450,000	444,714
4.12% (D), 10/01/2026 (C)	250,000	245,836
Ranger Funding Co. LLC
4.04% (D), 06/12/2026 (C)	500,000	497,723
		3,555,384
Health Care REITs - 1.6%
Healthpeak OP LLC
4.22% (D), 05/13/2026 (C)	500,000	499,273
Pharmaceuticals - 1.9%
Bayer Corp.
4.02% (D), 07/20/2026 (C)	600,000	594,459
Software - 1.6%
Oracle Corp.
4.09% (D), 10/02/2026 (C)	500,000	490,424
Transportation Infrastructure - 3.5%
Penske Truck Leasing Co. LP
4.21% (D), 07/17/2026	500,000	495,404
Toyota Industries Commercial Finance, Inc.
3.99% (D), 07/13/2026 (C)	600,000	595,302
		1,090,706
Total Commercial Paper (Cost $10,133,985)		10,129,568
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.35% (D), dated 04/30/2026, to be repurchased at $222,088 on 05/01/2026. Collateralized by a U.S. Government Obligation, 2.63%, due 05/31/2027, and with a value of $226,623.	222,080	222,080
Total Repurchase Agreement (Cost $222,080)		222,080
Total Investments (Cost $31,302,033)		31,307,693
Net Other Assets (Liabilities) - 0.0%*		7,127
Net Assets - 100.0%		$ 31,314,820
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$11,958,689	$—	$11,958,689
Asset-Backed Securities	—	8,997,356	—	8,997,356
Commercial Paper	—	10,129,568	—	10,129,568
Repurchase Agreement	—	222,080	—	222,080
Total Investments	$—	$31,307,693	$—	$31,307,693
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the total value of the Regulation S securities is $164,950, representing 0.5%
of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $17,797,271, representing 56.8% of the
Fund's net assets.

(D)	Rate disclosed reflects the yield at April 30, 2026.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $31,079,953)	$31,085,613
Repurchase agreement, at value (cost $222,080)	222,080
Receivables and other assets:
Interest	143,679
Due from transfer agent	6,642
Prepaid expenses	42,476
Total assets	31,500,490
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	144,196
Investment management fees	5,226
Distribution and service fees	186
Transfer agent fees	6,279
Trustee and CCO fees	146
Audit and tax fees	22,349
Custody fees	3,955
Legal fees	109
Printing and shareholder reports fees	729
Other accrued expenses	2,495
Total liabilities	185,670
Net assets	$31,314,820
Net assets consist of:
Paid-in capital	$31,253,049
Total distributable earnings (accumulated losses)	61,771
Net assets	$31,314,820
Net assets by class:
Class A	$883,966
Class I	30,430,854
Shares outstanding (unlimited shares, no par value):
Class A	88,195
Class I	3,036,179
Net asset value per share: (A)
Class A	$10.02
Class I	10.02

(A)	Net asset value per share for Class I shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$1,050,746
Net income from securities lending	46
Total investment income	1,050,792
Expenses:
Investment management fees	43,557
Distribution and service fees:
Class A	1,263
Transfer agent fees:
Class A	332
Class I	26,027
Trustee and CCO fees	800
Audit and tax fees	23,568
Custody fees	7,368
Legal fees	1,046
Printing and shareholder reports fees	1,247
Registration fees	18,026
Other	6,008
Total expenses before waiver and/or reimbursement and recapture	129,242
Expenses waived and/or reimbursed:
Class A	(694)
Class I	(37,902)
Recapture of previously waived and/or reimbursed fees:
Class A	460
Class I	258
Net expenses	91,364
Net investment income (loss)	959,428
Net realized gain (loss) on:
Investments	80,962
Net change in unrealized appreciation (depreciation) on:
Investments	(106,899)
Net realized and change in unrealized gain (loss)	(25,937)
Net increase (decrease) in net assets resulting from operations	$933,491
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$959,428	$1,352,685
Net realized gain (loss)	80,962	84,362
Net change in unrealized appreciation (depreciation)	(106,899)	9,796
Net increase (decrease) in net assets resulting from operations	933,491	1,446,843
Dividends and/or distributions to shareholders:
Class A	(20,946)	(23,291)
Class I	(1,038,512)	(1,446,415)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,059,458)	(1,469,706)
Capital share transactions:
Proceeds from shares sold:
Class A	590,648	823,657
Class I	128,056,663	7,299,102
	128,647,311	8,122,759
Dividends and/or distributions reinvested:
Class A	20,408	22,827
Class I	1,045,154	1,446,415
	1,065,562	1,469,242
Cost of shares redeemed:
Class A	(643,030)	(203,490)
Class I	(133,757,976)	(3,843,285)
	(134,401,006)	(4,046,775)
Net increase (decrease) in net assets resulting from capital share transactions	(4,688,133)	5,545,226
Net increase (decrease) in net assets	(4,814,100)	5,522,363
Net assets:
Beginning of period/year	36,128,920	30,606,557
End of period/year	$31,314,820	$36,128,920
Capital share transactions - shares:
Shares issued:
Class A	58,778	82,049
Class I	12,780,019	726,951
	12,838,797	809,000
Shares reinvested:
Class A	2,035	2,272
Class I	104,258	144,017
	106,293	146,289
Shares redeemed:
Class A	(64,042)	(20,268)
Class I	(13,350,892)	(382,021)
	(13,414,934)	(402,289)
Net increase (decrease) in shares outstanding:
Class A	(3,229)	64,053
Class I	(466,615)	488,947
	(469,844)	553,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.05	$10.07	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.18	0.38	0.46	0.29
Net realized and unrealized gain (loss)	(0.01)	0.03	0.08	0.00 (C)
Total investment operations	0.17	0.41	0.54	0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.39)	(0.47)	(0.28)
Net realized gains	(0.02)	(0.04)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.20)	(0.43)	(0.48)	(0.28)
Net asset value, end of period/year	$10.02	$10.05	$10.07	$10.01
Total return (D)	1.75%(E)	4.14%	5.44%	2.90%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$884	$919	$276	$209
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71%(F)	0.88%	0.88%	1.66%(F)
Including waiver and/or reimbursement and recapture	0.67%(F)	0.69%	0.69%	0.69%(F)
Net investment income (loss) to average net assets	3.57%(F)	3.83%	4.60%	4.93%(F)
Portfolio turnover rate	208%(E)	50%	89%	32%(E)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.05	$10.06	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.19	0.42	0.50	0.30
Net realized and unrealized gain (loss)	0.00 (C)	0.03	0.06	0.01
Total investment operations	0.19	0.45	0.56	0.31
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.42)	(0.50)	(0.30)
Net realized gains	(0.02)	(0.04)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.22)	(0.46)	(0.51)	(0.30)
Net asset value, end of period/year	$10.02	$10.05	$10.06	$10.01
Total return	1.90%(D)	4.60%	5.73%	3.11%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,431	$35,210	$30,331	$25,922
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50%(E)	0.64%	0.63%	1.35%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	3.75%(E)	4.20%	4.99%	5.06%(E)
Portfolio turnover rate	208%(D)	50%	89%	32%(D)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica UltraShort Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class A and Class I.
Each class has a public offering price that reflects different sales charges, if any, and expense level.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial sector risk: Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$29,028,838	92.70%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.17%
Over $1 billion	0.16
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.69%	March 1, 2027
Class I	0.35	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$—	$557	$1,127	$572	$2,256
Class I	137,237	101,871	90,628	37,902	367,638

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$26,069	$6,155
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$56,270,271	$—	$61,799,171	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$31,302,033	$27,512	$(21,852)	$5,660
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica UltraShort Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA US B 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica US Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica US Growth

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 3.5%
Axon Enterprise, Inc. (A)	38,564	$ 15,493,473
FTAI Aviation Ltd.	88,862	22,186,175
General Electric Co.	154,261	44,724,892
L3 Harris Technologies, Inc.	57,892	18,557,280
		100,961,820
Automobiles - 2.0%
Tesla, Inc. (A)	150,886	57,582,624
Banks - 0.6%
Wells Fargo & Co.	209,881	17,258,515
Biotechnology - 1.4%
Natera, Inc. (A)	62,453	12,875,311
Vertex Pharmaceuticals, Inc. (A)	64,840	27,711,319
		40,586,630
Broadline Retail - 6.2%
Amazon.com, Inc. (A)	665,452	176,384,707
Building Products - 0.2%
Builders FirstSource, Inc. (A)	80,752	6,386,676
Capital Markets - 1.7%
Interactive Brokers Group, Inc., Class A	154,473	12,280,604
KKR & Co., Inc.	163,153	17,023,384
Nasdaq, Inc.	199,329	18,320,328
		47,624,316
Chemicals - 1.1%
Sherwin-Williams Co.	100,591	32,351,072
Communications Equipment - 1.5%
Arista Networks, Inc. (A)	249,304	43,057,294
Consumer Finance - 0.4%
American Express Co.	37,642	12,160,248
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings, Inc. (A)	245,035	23,006,336
Walmart, Inc.	213,627	28,183,810
		51,190,146
Electrical Equipment - 1.0%
GE Vernova, Inc.	24,813	26,883,893
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	269,563	39,698,543
Coherent Corp. (A)	42,571	13,610,374
		53,308,917
Entertainment - 3.0%
Liberty Media Corp. - Liberty Formula One, Class C (A)	214,664	18,450,371
Netflix, Inc. (A)	722,018	67,588,105
		86,038,476
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 2.8%
Mastercard, Inc., Class A	136,759	$ 68,778,836
Rocket Cos., Inc., Class A (A)	830,961	12,148,650
		80,927,486
Health Care Equipment & Supplies - 1.1%
Dexcom, Inc. (A)	256,603	15,280,709
Intuitive Surgical, Inc. (A)	33,466	15,314,376
		30,595,085
Health Care Technology - 0.4%
Veeva Systems, Inc., Class A (A)	75,465	11,770,276
Hotels, Restaurants & Leisure - 2.7%
DoorDash, Inc., Class A (A)	141,610	23,882,527
Hilton Worldwide Holdings, Inc.	91,013	29,494,583
Royal Caribbean Cruises Ltd.	92,886	24,499,611
		77,876,721
Interactive Media & Services - 12.6%
Alphabet, Inc., Class A	654,229	251,747,319
Meta Platforms, Inc., Class A	179,607	109,903,320
		361,650,639
IT Services - 1.5%
Cloudflare, Inc., Class A (A)	92,464	18,952,346
Shopify, Inc., Class A (A)	120,538	14,600,768
Snowflake, Inc., Class A (A)	70,735	9,653,205
		43,206,319
Machinery - 0.5%
Cummins, Inc.	22,076	14,813,217
Media - 0.7%
EchoStar Corp., Class A (A)(B)	164,210	20,220,819
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	27,534	5,661,816
Pharmaceuticals - 3.2%
Eli Lilly & Co.	99,088	92,607,645
Semiconductors & Semiconductor Equipment - 24.1%
Advanced Micro Devices, Inc. (A)	162,125	57,471,691
Analog Devices, Inc.	55,431	22,297,674
Broadcom, Inc.	464,668	193,966,363
KLA Corp.	31,176	54,568,912
Micron Technology, Inc.	49,412	25,553,910
NVIDIA Corp.	1,695,016	338,274,343
		692,132,893
Software - 12.0%
AppLovin Corp., Class A (A)	35,096	15,665,100
Cadence Design Systems, Inc. (A)	60,521	19,947,116
Intuit, Inc.	40,557	15,756,394
Microsoft Corp.	412,547	168,228,416
Oracle Corp.	215,255	34,740,004
Palantir Technologies, Inc., Class A (A)	249,297	34,679,706
Palo Alto Networks, Inc. (A)	163,471	29,313,620
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (A)	111,242	$ 15,162,285
Samsara, Inc., Class A (A)	404,172	11,615,903
		345,108,544
Specialty Retail - 2.4%
Lowe's Cos., Inc.	125,960	30,077,988
O'Reilly Automotive, Inc. (A)	237,214	23,579,072
Wayfair, Inc., Class A (A)	239,179	15,290,713
		68,947,773
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	896,956	243,389,010
Sandisk Corp. (A)	5,384	5,903,610
		249,292,620
Trading Companies & Distributors - 0.7%
Ferguson Enterprises, Inc.	77,742	20,812,311
Total Common Stocks (Cost $1,340,898,784)		2,867,399,498

Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp.,
1.35% (C), dated 04/30/2026, to be
repurchased at $17,344,964 on 05/01/2026.
Collateralized by a U.S. Government
Obligation, 4.63%, due 06/15/2027, and
with a value of $17,691,399.
$ 17,344,314	$ 17,344,314
Total Repurchase Agreement (Cost $17,344,314)	17,344,314
Total Investments (Cost $1,358,243,098)	2,884,743,812
Net Other Assets (Liabilities) - (0.5)%	(14,017,132)
Net Assets - 100.0%	$ 2,870,726,680
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,867,399,498	$—	$—	$2,867,399,498
Repurchase Agreement	—	17,344,314	—	17,344,314
Total Investments	$2,867,399,498	$17,344,314	$—	$2,884,743,812
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $12,636,011, collateralized by non-cash collateral, such as U.S.
government securities of $12,903,836. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $1,340,898,784) (including securities loaned of $12,636,011)	$2,867,399,498
Repurchase agreement, at value (cost $17,344,314)	17,344,314
Foreign currency, at value (cost $18,065)	19,394
Receivables and other assets:
Investments sold	4,204,591
Net income from securities lending	2,385
Shares of beneficial interest sold	183,241
Dividends	312,100
Interest	650
Prepaid expenses	10,569
Total assets	2,889,476,742
Liabilities:
Payables and other liabilities:
Investments purchased	15,020,515
Shares of beneficial interest redeemed	1,747,668
Investment management fees	1,456,352
Distribution and service fees	231,516
Transfer agent fees	132,678
Trustee and CCO fees	10,060
Audit and tax fees	26,238
Custody fees	36,585
Legal fees	10,570
Printing and shareholder reports fees	24,310
Registration fees	7,681
Other accrued expenses	45,889
Total liabilities	18,750,062
Net assets	$2,870,726,680
Net assets consist of:
Paid-in capital	$1,241,697,594
Total distributable earnings (accumulated losses)	1,629,029,086
Net assets	$2,870,726,680
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$1,096,542,865
Class C	18,949,847
Class I	470,131,017
Class I2	1,074,380,730
Class R6	3,755,703
Class T	206,966,518
Shares outstanding (unlimited shares, no par value):
Class A	33,742,441
Class C	724,785
Class I	13,588,203
Class I2	30,816,151
Class R6	107,754
Class T	1,413,442
Net asset value per share: (A)
Class A	$32.50
Class C	26.15
Class I	34.60
Class I2	34.86
Class R6	34.85
Class T	146.43
Maximum offering price per share: (B)
Class A	$34.39
Class T	160.03

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$5,295,444
Interest income	117,060
Net income from securities lending	2,724
Withholding taxes on foreign income	(27,019)
Total investment income	5,388,209
Expenses:
Investment management fees	8,850,747
Distribution and service fees:
Class A	1,329,658
Class C	93,942
Transfer agent fees:
Class A	438,340
Class C	12,123
Class I	236,555
Class I2	39,762
Class R6	167
Class T	33,244
Trustee and CCO fees	60,237
Audit and tax fees	25,623
Custody fees	79,250
Legal fees	84,619
Printing and shareholder reports fees	45,845
Registration fees	48,339
Interest	270
Other	61,385
Total expenses	11,440,106
Net investment income (loss)	(6,051,897)
Net realized gain (loss) on:
Investments	125,372,609
Net change in unrealized appreciation (depreciation) on:
Investments	(142,069,916)
Translation of assets and liabilities denominated in foreign currencies	2,437
Net change in unrealized appreciation (depreciation)	(142,067,479)
Net realized and change in unrealized gain (loss)	(16,694,870)
Net increase (decrease) in net assets resulting from operations	$(22,746,767)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$(6,051,897)	$(9,233,888)
Net realized gain (loss)	125,372,609	115,171,536
Net change in unrealized appreciation (depreciation)	(142,067,479)	560,786,963
Net increase (decrease) in net assets resulting from operations	(22,746,767)	666,724,611
Dividends and/or distributions to shareholders:
Class A	(48,692,610)	(147,273,223)
Class C	(1,065,358)	(3,617,135)
Class I	(19,670,128)	(60,455,220)
Class I2	(44,241,217)	(115,283,742)
Class R6	(223,671)	(4,953,768)
Class T	(2,105,086)	(7,123,210)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(115,998,070)	(338,706,298)
Capital share transactions:
Proceeds from shares sold:
Class A	22,511,615	136,855,661
Class C	1,418,496	2,415,184
Class I	25,356,442	46,566,288
Class I2	56,909,265	186,713,408
Class R6	54,275	10,389,520
Class T	594,606	1,020,638
	106,844,699	383,960,699
Dividends and/or distributions reinvested:
Class A	47,967,836	144,869,794
Class C	1,064,107	3,612,399
Class I	19,258,270	59,077,450
Class I2	44,241,217	115,283,742
Class R6	223,671	4,953,768
Class T	2,058,493	6,975,307
	114,813,594	334,772,460
Cost of shares redeemed:
Class A	(66,369,669)	(174,350,967)
Class C	(1,066,136)	(3,790,051)
Class I	(37,320,149)	(87,674,820)
Class I2	(101,488,644)	(116,363,503)
Class R6	(1,761,994)	(46,119,666)
Class T	(9,887,578)	(13,397,068)
	(217,894,170)	(441,696,075)
Automatic conversions:
Class A	1,440,983	3,840,208
Class C	(1,440,983)	(3,840,208)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	3,764,123	277,037,084
Net increase (decrease) in net assets	(134,980,714)	605,055,397
Net assets:
Beginning of period/year	3,005,707,394	2,400,651,997
End of period/year	$2,870,726,680	$3,005,707,394
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	720,701	4,283,981
Class C	55,413	97,912
Class I	758,199	1,445,387
Class I2	1,735,928	6,061,542
Class R6	1,599	349,368
Class T	4,257	7,784
	3,276,097	12,245,974
Shares reinvested:
Class A	1,507,001	4,969,804
Class C	41,421	150,831
Class I	568,762	1,914,370
Class I2	1,297,016	3,714,038
Class R6	6,559	159,593
Class T	14,367	55,215
	3,435,126	10,963,851
Shares redeemed:
Class A	(2,094,255)	(5,718,770)
Class C	(41,990)	(157,530)
Class I	(1,116,692)	(2,777,136)
Class I2	(2,960,470)	(3,648,510)
Class R6	(52,801)	(1,430,149)
Class T	(69,428)	(105,695)
	(6,335,636)	(13,837,790)
Automatic conversions:
Class A	45,918	125,603
Class C	(56,920)	(152,223)
	(11,002)	(26,620)
Net increase (decrease) in shares outstanding:
Class A	179,365	3,660,618
Class C	(2,076)	(61,010)
Class I	210,269	582,621
Class I2	72,474	6,127,070
Class R6	(44,643)	(921,188)
Class T	(50,804)	(42,696)
	364,585	9,345,415
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$34.27	$31.20	$23.08	$20.43	$32.73	$25.92
Investment operations:
Net investment income (loss) (A)	(0.10)	(0.16)	(0.13)	(0.06)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	(0.20)	8.00	9.20	3.58	(8.28)	9.59
Total investment operations	(0.30)	7.84	9.07	3.52	(8.38)	9.47
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net realized gains	(1.47)	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Net asset value, end of period/year	$32.50	$34.27	$31.20	$23.08	$20.43	$32.73
Total return (E)	(0.80)%(F)	27.81%	40.15%(C)	18.09%	(28.96)%(D)	38.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,096,543	$1,150,251	$933,028	$705,997	$641,399	$973,954
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99%(G)	1.00%	1.02%	1.05%	1.04%	1.02%
Including waiver and/or reimbursement and recapture	0.99%(G)	1.00%	1.02%	1.05%(H)	1.04%(H)	1.02%
Net investment income (loss) to average net assets	(0.61)%(G)	(0.53)%	(0.47)%	(0.28)%	(0.41)%	(0.42)%
Portfolio turnover rate	16%(F)	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$27.97	$26.45	$19.84	$17.82	$29.26	$23.58
Investment operations:
Net investment income (loss) (A)	(0.18)	(0.32)	(0.31)	(0.21)	(0.26)	(0.31)
Net realized and unrealized gain (loss)	(0.17)	6.61	7.87	3.10	(7.27)	8.65
Total investment operations	(0.35)	6.29	7.56	2.89	(7.53)	8.34
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.01 (D)	—
Dividends and/or distributions to shareholders:
Net realized gains	(1.47)	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Net asset value, end of period/year	$26.15	$27.97	$26.45	$19.84	$17.82	$29.26
Total return (E)	(1.17)%(F)	26.80%	39.05%(C)	17.17%	(29.52)%(D)	37.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,950	$20,333	$20,839	$12,873	$13,016	$18,427
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.79%(G)	1.80%	1.81%	1.86%	1.85%	1.80%
Including waiver and/or reimbursement and recapture	1.79%(G)	1.80%	1.81%	1.86%(H)	1.84%	1.80%(H)
Net investment income (loss) to average net assets	(1.40)%(G)	(1.31)%	(1.26)%	(1.08)%	(1.21)%	(1.19)%
Portfolio turnover rate	16%(F)	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.04%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$36.35	$32.76	$24.14	$21.27	$33.86	$26.67
Investment operations:
Net investment income (loss) (A)	(0.06)	(0.09)	(0.07)	(0.00)(B)	(0.04)	(0.06)
Net realized and unrealized gain (loss)	(0.22)	8.45	9.64	3.74	(8.63)	9.91
Total investment operations	(0.28)	8.36	9.57	3.74	(8.67)	9.85
Contributions from affiliate	—	—	—	—	0.05 (C)	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.05)	—
Net realized gains	(1.47)	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Total dividends and/or distributions to shareholders	(1.47)	(4.77)	(0.95)	(0.87)	(3.97)	(2.66)
Net asset value, end of period/year	$34.60	$36.35	$32.76	$24.14	$21.27	$33.86
Total return	(0.69)%(D)	28.11%	40.46%	18.42%	(28.67)%(C)	39.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$470,131	$486,289	$419,190	$291,705	$254,969	$388,235
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(E)	0.77%	0.77%	0.78%	0.79%	0.78%
Including waiver and/or reimbursement and recapture	0.76%(E)	0.77%	0.77%	0.78%	0.79%	0.78%
Net investment income (loss) to average net assets	(0.38)%(E)	(0.29)%	(0.22)%	(0.01)%	(0.16)%	(0.18)%
Portfolio turnover rate	16%(D)	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$36.60	$32.93	$24.24	$21.33	$33.89	$26.68
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.06)	(0.04)	0.02	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(0.22)	8.50	9.68	3.76	(8.63)	9.90
Total investment operations	(0.27)	8.44	9.64	3.78	(8.64)	9.88
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	(1.47)	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Total dividends and/or distributions to shareholders	(1.47)	(4.77)	(0.95)	(0.87)	(3.92)	(2.67)
Net asset value, end of period/year	$34.86	$36.60	$32.93	$24.24	$21.33	$33.89
Total return	(0.66)%(B)	28.22%	40.59%	18.57%	(28.72)%	39.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,074,381	$1,125,216	$810,592	$743,651	$561,033	$647,828
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67%(C)	0.67%	0.68%	0.69%	0.69%	0.67%
Including waiver and/or reimbursement and recapture	0.67%(C)	0.67%	0.68%	0.69%	0.69%	0.67%
Net investment income (loss) to average net assets	(0.28)%(C)	(0.20)%	(0.12)%	0.08%	(0.05)%	(0.07)%
Portfolio turnover rate	16%(B)	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$36.59	$32.92	$24.23	$21.33	$33.89	$29.89
Investment operations:
Net investment income (loss) (B)	(0.05)	(0.05)	(0.04)	0.00 (C)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.22)	8.49	9.68	3.77	(8.62)	4.03
Total investment operations	(0.27)	8.44	9.64	3.77	(8.64)	4.00
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(1.47)	(4.77)	(0.95)	(0.87)	(3.92)	—
Net asset value, end of period/year	$34.85	$36.59	$32.92	$24.23	$21.33	$33.89
Total return	(0.66)%(D)	28.22%	40.61%	18.52%	(28.71)%	13.38%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,756	$5,576	$35,347	$15,100	$1,248	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67%(E)	0.67%	0.68%	0.68%	0.69%	0.67%(E)
Including waiver and/or reimbursement and recapture	0.67%(E)	0.67%	0.68%	0.68%(F)	0.69%	0.67%(E)
Net investment income (loss) to average net assets	(0.27)%(E)	(0.16)%	(0.15)%	0.02%	(0.07)%	(0.23)%(E)
Portfolio turnover rate	16%(D)	39%	36%	42%	40%	25%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class T
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$148.91	$120.55	$86.57	$73.95	$107.77	$79.77
Investment operations:
Net investment income (loss) (A)	(0.22)	(0.28)	(0.17)	0.04	(0.08)	(0.11)
Net realized and unrealized gain (loss)	(0.79)	33.41	35.10	13.45	(29.82)	30.77
Total investment operations	(1.01)	33.13	34.93	13.49	(29.90)	30.66
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(1.47)	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Net asset value, end of period/year	$146.43	$148.91	$120.55	$86.57	$73.95	$107.77
Total return (B)	(0.66)%(C)	28.19%	40.58%	18.48%	(28.76)%	39.15%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$206,966	$218,042	$181,656	$139,697	$125,757	$189,010
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69%(D)	0.70%	0.71%	0.73%	0.72%	0.70%
Including waiver and/or reimbursement and recapture	0.69%(D)	0.70%	0.71%	0.73%	0.72%	0.70%
Net investment income (loss) to average net assets	(0.31)%(D)	(0.22)%	(0.16)%	0.04%	(0.10)%	(0.11)%
Portfolio turnover rate	16%(C)	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica US Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6. Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $4,964.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the period ended April 30, 2026, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$1,900,000	1	5.12%
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,062,743,017	37.02%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2026
Class A	1.08%	March 1, 2027
Class C	1.85	March 1, 2027
Class I	0.82	March 1, 2027
Class I2, Class R6	0.72	March 1, 2027
Class T	0.77	March 1, 2027
Prior to March 1, 2026
Class A	1.08
Class C	1.86
Class I	0.83
Class I2	0.74
Class R6	0.73
Class T	0.77
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2, Class R6 and Class T.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$107,909	$194
Class C	—	757
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$745,747	$126,986
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$452,075,838	$—	$575,032,327	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,358,243,098	$1,579,809,764	$(53,309,050)	$1,526,500,714
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
Effective May 29, 2026, all shares previously designated as Class T shares were redesignated as Class R6 shares, and Class T was terminated.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica US Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA US G 04/26
©2026 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s responses with respect to Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 2, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	July 2, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer